UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity GNMA Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity GNMA Fund	.45%
Actual		$ 1,000.00	$ 1,004.80	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Intermediate Government Income Fund	.45%
Actual		$ 1,000.00	$ 999.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity GNMA Fund

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	6.1	4.4
4 - 4.99%	31.5	25.4
5 - 5.99%	43.8	34.6
6 - 6.99%	11.6	10.7
7% and over	1.9	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2011
6 months ago
Years	4.9	3.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	3.7	2.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*A		As of July 31, 2010**B
	Mortgage Securities 104.6%		Mortgage Securities 100.8%
	CMOs and Other Mortgage Related Securities 10.1%		CMOs and Other Mortgage Related Securities 10.2%
	U.S. Government Agency Obligations 1.6%		U.S. Government Agency Obligations 0.0%
	Short-Term Investments and Net Other Assets† (16.3)%		Short-Term Investments and Net Other Assets† (11.0)%
* GNMA Securities	108.5%	** GNMA Securities	101.4%
A Futures and Swaps	(1.7)%	B Futures and Swaps	(0.5)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity GNMA Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.6%
	Principal Amount (000s)	Value (000s)
Other Government Related - 1.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (d)	$ 19,107	$ 19,128
Series 2010-R2 Class 1A, 0.635% 11/6/17 (NCUA Guaranteed) (d)	38,589	38,589
Series 2010-R3 Class 1A, 0.8238% 12/8/20 (NCUA Guaranteed) (d)	39,070	39,095
Series 2011-R1 Class 1A, 0.711% 1/8/20 (NCUA Guaranteed) (d)	25,900	25,900
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $122,677)		122,712
U.S. Government Agency - Mortgage Securities - 104.6%

Fannie Mae - 3.9%
1.987% 10/1/33 (d)	1,460	1,497
2.142% 3/1/35 (d)	159	165
2.167% 10/1/33 (d)	81	84
2.194% 2/1/33 (d)	181	187
2.213% 7/1/35 (d)	76	78
2.231% 9/1/33 (d)	1,564	1,613
2.243% 12/1/34 (d)	184	189
2.316% 3/1/35 (d)	31	32
2.49% 5/1/34 (d)	1,547	1,613
2.498% 7/1/36 (d)	444	465
2.532% 7/1/34 (d)	96	100
2.553% 10/1/33 (d)	167	176
2.632% 3/1/33 (d)	431	451
2.68% 1/1/35 (d)	811	846
2.742% 11/1/36 (d)	805	846
2.774% 8/1/35 (d)	1,051	1,101
2.804% 7/1/34 (d)	1,531	1,620
2.839% 9/1/35 (d)	901	946
2.858% 2/1/34 (d)	56	59
2.859% 5/1/35 (d)	1,306	1,370
3% 2/1/26 (a)	47,000	45,926
3.028% 9/1/36 (d)	1,144	1,196
3.071% 6/1/47 (d)	454	475
3.076% 2/1/36 (d)	2,140	2,244
3.135% 8/1/35 (d)	2,206	2,335
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 2/1/26 (a)	$ 2,000	$ 2,011
3.5% 2/1/26 (a)	37,000	37,203
4% 4/1/24 to 10/1/25 (b)	3,828	3,944
4.5% 6/1/24	3,748	3,926
4.5% 2/1/26 (a)(b)	21,000	22,014
5% 6/1/20	38,719	41,473
5.086% 9/1/34 (d)	990	1,042
5.5% 12/1/16 to 3/1/20	5,276	5,696
5.5% 2/1/41 (a)(b)	93,000	99,415
5.804% 3/1/36 (d)	1,262	1,349
6.5% 10/1/17 to 12/1/24	1,746	1,941
7% 11/1/16 to 3/1/17	1,030	1,134
7.5% 8/1/11 to 4/1/17	416	450
8.5% 12/1/27	146	169
9.5% 9/1/30	15	19
10.25% 10/1/18	5	6
11.5% 11/1/14 to 7/1/15	8	9
12.5% 10/1/15 to 7/1/16	19	22
13.25% 9/1/11	3	3
		287,440
Freddie Mac - 0.6%
2.131% 12/1/35 (d)	794	821
2.408% 6/1/33 (d)	987	1,030
2.452% 11/1/35 (d)	1,160	1,211
2.574% 10/1/35 (d)	1,268	1,325
2.631% 7/1/35 (d)	1,082	1,129
2.649% 6/1/33 (d)	2,774	2,916
2.765% 3/1/35 (d)	4,059	4,287
2.799% 1/1/35 (d)	2,524	2,653
2.885% 6/1/33 (d)	2,514	2,651
3.087% 8/1/34 (d)	403	422
3.136% 5/1/37 (d)	256	268
3.164% 12/1/35 (d)	7,091	7,440
3.171% 10/1/36 (d)	1,217	1,262
3.184% 3/1/37 (d)	356	367
3.513% 3/1/33 (d)	29	31
5.5% 11/1/17 to 1/1/36 (c)	15,903	17,053
5.579% 4/1/36 (d)	1,174	1,230
8.5% 5/1/17 to 6/1/25	32	36
9% 7/1/18 to 3/1/20	11	12
9.5% 7/1/30	63	75
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
10% 4/1/15 to 7/1/19	$ 96	$ 108
10.25% 11/1/16	5	5
12% 2/1/13 to 6/1/15	19	21
12.5% 11/1/12 to 5/1/15	16	18
13% 5/1/14 to 11/1/14	3	3
13.5% 9/1/14 to 12/1/14	2	2
		46,376
Ginnie Mae - 100.1%
3.5% 3/20/34 to 8/15/39	1,334	1,291
3.5% 2/1/41 (a)	22,500	21,618
4% 1/15/25 to 5/15/40	151,053	155,248
4% 2/1/41 (a)	64,700	64,958
4% 2/1/41 (a)(b)	48,000	48,191
4% 2/1/41 (a)	14,000	14,037
4% 2/1/41 (a)	93,000	93,247
4% 2/1/41 (a)	74,000	74,197
4.5% 7/15/33 to 9/15/40	1,295,331	1,344,216
4.5% 2/1/41 (a)	113,000	116,884
4.5% 2/1/41 (a)	150,000	155,155
4.5% 2/1/41 (a)(b)	162,000	167,568
4.5% 2/1/41 (a)	499,600	516,852
4.5% 2/1/41 (a)	2,000	2,069
4.5% 2/1/41 (a)	66,000	68,279
4.5% 2/1/41 (a)(b)	33,500	34,657
5% 8/15/18 to 9/20/40	1,582,327	1,688,553
5% 2/1/41 (a)(b)	285,000	302,471
5% 2/1/41 (a)(b)	121,500	128,948
5% 2/1/41 (a)(b)	95,000	100,878
5.251% 6/20/60 (g)	47,458	51,220
5.39% 12/20/59 (g)	43,505	47,211
5.391% 11/20/59 (g)	70,237	76,168
5.46% 12/20/59 (g)	31,068	33,722
5.5% 12/20/18 to 7/20/40	953,466	1,035,720
5.5% 2/1/41 (a)(b)	58,000	62,717
5.5% 12/20/59 (g)	26,533	28,864
6% 8/15/17 to 9/20/40	585,803	644,891
6.45% 10/15/31 to 11/15/32	1,316	1,471
6.5% 12/15/24 to 12/20/39	255,796	286,639
7% 10/20/16 to 9/20/34	60,256	67,990
7.25% 9/15/27	117	132
7.395% 6/20/25 to 11/20/27	1,287	1,461
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.5% 5/15/17 to 9/20/32	$ 24,707	$ 27,959
8% 8/15/18 to 7/15/32	6,534	7,426
8.5% 5/15/16 to 2/15/31	1,665	1,861
9% 5/15/14 to 5/15/30	834	956
9.5% 12/20/15 to 4/20/17	265	296
10.5% 1/15/14 to 10/15/18	322	365
13% 4/15/13 to 1/15/15	34	37
13.5% 1/15/15	3	3
		7,476,426
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,675,502)		7,810,242
Collateralized Mortgage Obligations - 10.0%

U.S. Government Agency - 10.0%
Fannie Mae:
sequential payer Series 2010-50 Class FA, 0.61% 1/25/24 (d)	6,542	6,581
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	1,558	136
target amortization class Series G94-2 Class D, 6.45% 1/25/24	960	984
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (e)	1,384	306
Series 339 Class 5, 5.5% 8/1/33 (e)	2,135	389
Series 343 Class 16, 5.5% 5/1/34 (e)	1,634	319
Fannie Mae subordinate REMIC pass-thru certificates floater: Series 2008-76 Class EF, 0.76% 9/25/23 (d)	8,612	8,618
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.5613% 4/15/17 (d)	413	414
Series 3279 Class FB, 0.5813% 2/15/37 (d)	6,925	6,870
Series 3346 Class FA, 0.4913% 2/15/19 (d)	68,228	68,194
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,088	2,401
Series 40 Class K, 6.5% 8/17/24	919	1,031
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,267	4,849
Series 2601 Class TI, 5.5% 10/15/22 (e)	5,666	522
Series 3427 Class FX, 0.4113% 8/15/18 (d)	29,725	29,696
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	$ 30,188	$ 32,752
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6106% 5/20/31 (d)	392	395
Series 2002-41 Class HF, 0.6613% 6/16/32 (d)	457	461
Series 2010-H03 Class FA, 0.8106% 3/20/60 (d)(g)	23,766	23,825
Series 2010-H17 Class FA, 0.5906% 7/20/60 (d)(g)	19,600	19,365
Series 2010-H18 Class AF, 0.5538% 9/1/60 (d)(g)	20,338	20,236
Series 2010-H19 Class FG, 0.5656% 8/20/60 (d)(g)	26,118	25,700
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	9,546	10,504
Series 1994-4 Class KQ, 7.9875% 7/16/24	624	712
Series 2000-26 Class PK, 7.5% 9/20/30	1,721	1,960
Series 2002-50 Class PE, 6% 7/20/32	12,238	13,492
Series 2003-54 Class UE, 5% 6/20/33	20,000	21,087
Series 2003-70 Class LE, 5% 7/20/32	44,000	47,084
Series 2004-19:
Class DJ, 4.5% 3/20/34	575	587
Class DP, 5.5% 3/20/34	3,895	4,207
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,809
Series 2005-17 Class IA, 5.5% 8/20/33 (e)	2,046	105
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,772
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,346
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,060
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,565
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	20,429
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	463	527
Series 1998-23 Class ZB, 6.5% 6/20/28	7,065	7,957
Series 2001-40 Class Z, 6% 8/20/31	4,491	4,937
Series 2001-49 Class Z, 7% 10/16/31	1,995	2,256
Series 2002-18 Class ZB, 6% 3/20/32	4,488	4,935
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(f)	208	228
Class Z, 6.5% 5/16/32	6,289	7,066
Series 2002-33 Class ZJ, 6.5% 5/20/32	3,733	4,197
Series 2002-42 Class ZA, 6% 6/20/32	2,885	3,170
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 2002-43 Class Z, 6.5% 6/20/32	$ 6,963	$ 7,815
Series 2002-45 Class Z, 6% 6/20/32	1,633	1,798
Series 2002-49 Class ZA, 6.5% 7/20/32	24,208	27,122
Series 2003-75 Class ZA, 5.5% 9/20/33	11,192	12,145
Series 2004-46 Class BZ, 6% 6/20/34	13,366	14,654
Series 2004-65 Class VE, 5.5% 7/20/15	2,869	3,092
Series 2004-86 Class G, 6% 10/20/34	6,273	6,983
Series 2005-28 Class AJ, 5.5% 4/20/35	25,859	28,504
Series 2005-47 Class ZY, 6% 6/20/35	5,587	6,300
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,112
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,625
Series 1995-6 Class Z, 7% 9/20/25	1,349	1,507
Series 2003-42 Class FH, 0.7106% 5/20/33 (d)	4,358	4,379
Series 2003-92 Class SN, 6.1688% 10/16/33 (d)(e)(f)	16,307	2,134
Series 2004-32 Class GS, 6.2388% 5/16/34 (d)(e)(f)	1,627	255
Series 2004-59 Class FC, 0.5613% 8/16/34 (d)	8,736	8,722
Series 2004-79 Class FA, 0.5606% 1/20/31 (d)	6,596	6,605
Series 2005-41 Class F, 0.5606% 5/20/35 (d)	23,399	23,376
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,114
Series 2006-13 Class DS, 10.7091% 3/20/36 (d)(f)	29,005	32,059
Series 2007-35 Class SC, 38.6325% 6/16/37 (d)(f)	8,697	15,103
Series 2008-88 Class BZ, 5.5% 5/20/33	50,388	55,114
Series 2010-H010 Class FA, 0.5906% 5/20/60 (d)(g)	16,310	16,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $709,213)		748,620
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9076% 1/17/38 (d)(e)	5,890	92
Series 1998-M4 Class N, 1.2801% 2/25/35 (d)(e)	35	0
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.7779% 9/16/41 (d)(e)	69,461	1,125
Series 2001-12 Class X, 0.643% 7/16/40 (d)(e)	24,425	414
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.5595% 9/16/42 (d)(e)	$ 74,263	$ 2,172
Series 2002-62 Class IO, 1.216% 8/16/42 (d)(e)	48,553	1,445
Series 2002-85 Class X, 1.5072% 3/16/42 (d)(e)	41,656	1,762
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,342)		7,010
Cash Equivalents - 6.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $473,788)	$ 473,791	473,788
TOTAL INVESTMENT PORTFOLIO - 122.7% (Cost $8,999,522)		9,162,372
NET OTHER ASSETS (LIABILITIES) - (22.7)%		(1,695,252)
NET ASSETS - 100%		$ 7,467,120
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	2,214
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	43,200	(2,123)
		$ 128,200	$ 91
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,751,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$473,788,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 22,292
Bank of America NA	145,226
Barclays Capital, Inc.	11,346
Citigroup Global Markets, Inc.	13,112
Credit Agricole Securities (USA), Inc.	18,153
Deutsche Bank Securities, Inc.	13,615
HSBC Securities (USA), Inc.	54,460
J.P. Morgan Securities, Inc.	18,153
Merrill Lynch Government Securities, Inc.	16,338
Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,137
Mizuho Securities USA, Inc.	81,689
Societe Generale, New York Branch	36,306
Wells Fargo Securities LLC	24,961
$ 473,788
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 2,214	$ (2,123)
Total Value of Derivatives	$ 2,214	$ (2,123)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity GNMA Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $473,788) - See accompanying schedule: Unaffiliated issuers (cost $8,999,522)		$ 9,162,372
Commitment to sell securities on a delayed delivery basis	$ (542,528)
Receivable for securities sold on a delayed delivery basis	542,088	(440)
Receivable for investments sold, regular delivery		655,276
Cash		231
Receivable for fund shares sold		9,375
Interest receivable		29,056
Unrealized appreciation on swap agreements		2,214
Other receivables		1,307
Total assets		9,859,391

Liabilities
Payable for investments purchased Regular delivery	$ 195,249
Delayed delivery	2,179,133
Payable for fund shares redeemed	9,540
Distributions payable	2,092
Unrealized depreciation on swap agreements	2,123
Accrued management fee	1,979
Other affiliated payables	847
Other payables and accrued expenses	1,308
Total liabilities		2,392,271

Net Assets		$ 7,467,120
Net Assets consist of:
Paid in capital		$ 7,331,396
Distributions in excess of net investment income		(26,275)
Accumulated undistributed net realized gain (loss) on investments		(502)
Net unrealized appreciation (depreciation) on investments		162,501
Net Assets, for 651,751 shares outstanding		$ 7,467,120
Net Asset Value, offering price and redemption price per share ($7,467,120 ÷ 651,751 shares)		$ 11.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity GNMA Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)
Investment Income
Interest		$ 141,360

Expenses
Management fee	$ 12,820
Transfer agent fees	4,057
Fund wide operations fee	1,363
Independent trustees' compensation	16
Miscellaneous	15
Total expenses		18,271
Net investment income		123,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,185
Swap agreements	(1,160)
Total net realized gain (loss)		56,025
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,260)
Swap agreements	4,228
Delayed delivery commitments	2,868
Total change in net unrealized appreciation (depreciation)		(142,164)
Net gain (loss)		(86,139)
Net increase (decrease) in net assets resulting from operations		$ 36,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 123,089	$ 215,262
Net realized gain (loss)	56,025	269,951
Change in net unrealized appreciation (depreciation)	(142,164)	145,830
Net increase (decrease) in net assets resulting from operations	36,950	631,043
Distributions to shareholders from net investment income	(126,981)	(217,763)
Distributions to shareholders from net realized gain	(226,739)	(74,582)
Total distributions	(353,720)	(292,345)
Share transactions Proceeds from sales of shares	1,159,607	3,765,037
Reinvestment of distributions	318,904	260,696
Cost of shares redeemed	(1,946,812)	(2,693,893)
Net increase (decrease) in net assets resulting from share transactions	(468,301)	1,331,840
Total increase (decrease) in net assets	(785,071)	1,670,538

Net Assets
Beginning of period	8,252,191	6,581,653
End of period (including distributions in excess of net investment income of $26,275 and distributions in excess of net investment income of $22,383, respectively)	$ 7,467,120	$ 8,252,191
Other Information Shares
Sold	99,044	325,929
Issued in reinvestment of distributions	27,428	22,566
Redeemed	(167,701)	(234,206)
Net increase (decrease)	(41,229)	114,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.37	$ 10.86	$ 10.64	$ 10.62	$ 11.00
Income from Investment Operations
Net investment income D	.177	.337	.497	.534	.537	.497
Net realized and unrealized gain (loss)	(.120)	.660	.533	.230	.017	(.315)
Total from investment operations	.057	.997	1.030	.764	.554	.182
Distributions from net investment income	(.183)	(.342)	(.520)	(.544)	(.534)	(.542)
Distributions from net realized gain	(.324)	(.115)	-	-	-	(.020)
Total distributions	(.507)	(.457)	(.520)	(.544)	(.534)	(.562)
Net asset value, end of period	$ 11.46	$ 11.91	$ 11.37	$ 10.86	$ 10.64	$ 10.62
Total Return B, C	.48%	8.97%	9.69%	7.27%	5.29%	1.70%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	3.01% A	2.92%	4.47%	4.90%	5.01%	4.61%
Supplemental Data
Net assets, end of period (in millions)	$ 7,467	$ 8,252	$ 6,582	$ 3,480	$ 3,172	$ 3,365
Portfolio turnover rate	365% A	540%	464%	227%	165%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	14.5	6.5
1 - 1.99%	26.1	20.9
2 - 2.99%	19.1	16.8
3 - 3.99%	25.4	38.4
4 - 4.99%	5.4	8.6
5 - 5.99%	5.0	5.7
6% and over	2.5	2.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2011
6 months ago
Years	5.1	4.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	3.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Mortgage Securities 15.1%		Mortgage Securities 9.0%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 7.4%
	U.S. Treasury Obligations 63.9%		U.S. Treasury Obligations 63.6%
	U.S. Government Agency Obligations† 18.7%		U.S. Government Agency Obligations† 20.9%
	Short-Term Investments and Net Other Assets†† (6.0)%		Short-Term Investments and Net Other Assets†† (0.9)%
* Futures and Swaps	0.6%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets are not included in pie chart.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 9.8%
Fannie Mae:
0.375% 12/28/12	$ 8,610	$ 8,551
1.125% 7/30/12	3,780	3,815
1.25% 8/20/13	3,330	3,354
1.25% 2/27/14	1,437	1,438
Federal Home Loan Bank:
0.875% 8/22/12	2,100	2,111
0.875% 12/27/13	465	462
1.5% 1/16/13	5,055	5,130
1.875% 6/21/13	12,060	12,354
Freddie Mac:
0.375% 11/30/12	2,964	2,952
0.625% 12/28/12	49,830	49,831
1.375% 2/25/14	11,890	11,957
4.5% 1/15/14	1,578	1,726
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	3,050	3,061
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,783
5.66% 9/15/11 (a)	9,000	9,278
5.685% 5/15/12	3,915	4,178
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	512	548
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		124,529
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	49,804	50,287
U.S. Treasury Obligations - 60.0%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,220
U.S. Treasury Notes:
0.625% 12/31/12	51,525	51,608
0.75% 12/15/13	6,346	6,314
1% 1/15/14	66,406	66,473
1.25% 8/31/15	1,000	977
1.375% 2/15/13	9,255	9,400
1.375% 11/30/15	48,102	46,982
1.5% 12/31/13	4,659	4,734
1.75% 4/15/13	6,035	6,180
1.75% 7/31/15	2,000	2,003
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 2/28/14	$ 81,000	$ 83,133
1.875% 4/30/14	1,550	1,589
1.875% 6/30/15	35,554	35,862
2% 1/31/16	15,000	15,032
2.125% 5/31/15	1,574	1,606
2.125% 12/31/15	49,392	49,871
2.25% 11/30/17	8,000	7,791
2.375% 8/31/14	9,290	9,656
2.375% 9/30/14	4,572	4,750
2.375% 10/31/14	16,136	16,755
2.375% 7/31/17	12,000	11,865
2.5% 3/31/15	7,000	7,273
2.5% 6/30/17	1,800	1,797
2.625% 1/31/18	2,980	2,963
2.625% 8/15/20	23,705	22,351
2.625% 11/15/20	13,900	13,031
2.75% 2/15/19	2,505	2,468
3% 9/30/16	6,641	6,911
3% 2/28/17	26,424	27,308
3.125% 8/31/13	13,605	14,430
3.125% 10/31/16	33,540	35,083
3.125% 1/31/17	27,081	28,221
3.125% 5/15/19	26,941	27,177
3.375% 6/30/13	1,138	1,211
3.5% 2/15/18	14,117	14,848
3.5% 5/15/20	14,175	14,450
3.625% 8/15/19	9,790	10,203
3.625% 2/15/20	11,372	11,762
3.75% 11/15/18	15,261	16,200
3.875% 2/15/13	5,752	6,139
3.875% 5/15/18	2,578	2,770
4% 8/15/18	4,633	5,011
4.25% 11/15/17	6,260	6,900
4.5% 5/15/17 (e)	1,369	1,532
4.625% 2/15/17	14,625	16,493
4.75% 8/15/17	12,139	13,766
TOTAL U.S. TREASURY OBLIGATIONS		763,099
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 8.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	$ 1,493	$ 1,524
3.125% 6/15/12 (FDIC Guaranteed) (b)	305	316
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (b)	22,000	22,401
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	20,600	21,034
1.875% 11/15/12 (FDIC Guaranteed) (b)	3,800	3,882
2% 3/30/12 (FDIC Guaranteed) (b)	10,000	10,181
2.125% 7/12/12 (FDIC Guaranteed) (b)	2,384	2,438
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (b)	13,000	13,299
2.625% 12/28/12 (FDIC Guaranteed) (b)	4,364	4,526
3% 12/9/11 (FDIC Guaranteed) (b)	1,030	1,053
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	15,000	15,288
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	306	318
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	2,260	2,308
3.125% 12/1/11 (FDIC Guaranteed) (b)	170	174
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (f)	3,199	3,202
Series 2010-R3 Class 1A, 0.8238% 12/8/20 (NCUA Guaranteed) (f)	6,520	6,524
Series 2011-R1 Class 1A, 0.711% 1/8/20 (NCUA Guaranteed) (f)	4,400	4,400
TOTAL OTHER GOVERNMENT RELATED		112,868
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,041,036)		1,050,783
U.S. Government Agency - Mortgage Securities - 15.1%

Fannie Mae - 10.5%
2.142% 3/1/35 (f)	35	37
2.167% 10/1/33 (f)	18	18
2.194% 2/1/33 (f)	38	39
2.213% 7/1/35 (f)	17	17
2.243% 12/1/34 (f)	37	38
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.295% 11/1/33 (f)	$ 103	$ 107
2.316% 3/1/35 (f)	7	7
2.474% 10/1/35 (f)	53	55
2.49% 5/1/34 (f)	336	351
2.498% 7/1/36 (f)	158	165
2.532% 7/1/34 (f)	21	22
2.553% 10/1/33 (f)	34	36
2.582% 3/1/35 (f)	22	23
2.589% 6/1/36 (f)	24	26
2.632% 3/1/33 (f)	99	103
2.642% 7/1/35 (f)	213	225
2.68% 1/1/35 (f)	184	192
2.733% 7/1/35 (f)	48	51
2.742% 11/1/36 (f)	222	233
2.779% 7/1/35 (f)	659	690
2.829% 9/1/36 (f)	101	106
2.839% 9/1/35 (f)	272	285
2.858% 2/1/34 (f)	13	13
3.071% 6/1/47 (f)	99	104
3.076% 2/1/36 (f)	491	515
3.135% 8/1/35 (f)	500	529
3.326% 2/1/37 (f)	385	404
3.36% 1/1/40 (f)	11,712	12,110
3.5% 2/1/26 (c)(d)	65,200	65,558
3.5% 2/1/26 (c)(d)	40,400	40,622
3.5% 12/1/40 to 1/1/41 (c)	6,999	6,678
4% 9/1/13	143	147
4.661% 2/1/34 (f)	279	291
4.724% 2/1/36 (f)	71	74
5% 2/1/16 to 4/1/22	224	239
5.579% 4/1/36 (f)	364	382
5.801% 5/1/36 (f)	67	70
5.963% 3/1/37 (f)	56	60
6% 6/1/16 to 3/1/34	1,837	2,025
6.5% 6/1/16 to 7/1/32	981	1,080
7% 3/1/12 to 9/1/14	63	66
9% 2/1/13	3	3
10.25% 10/1/18	3	3
11% 9/1/15 to 1/1/16	12	14
11.25% 5/1/14 to 1/1/16	22	25
11.5% 1/1/13 to 6/15/19	38	41
12.25% 8/1/13	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.5% 1/1/13 to 7/1/16	$ 68	$ 77
12.75% 10/1/11 to 4/1/12	1	1
13% 10/1/14	19	22
13.25% 9/1/11	4	4
13.5% 11/1/14	2	2
15% 4/1/12	0	1
		133,987
Freddie Mac - 0.8%
2.041% 3/1/35 (f)	131	135
2.108% 5/1/37 (f)	83	85
2.349% 7/1/35 (f)	977	1,012
2.408% 6/1/33 (f)	216	225
2.452% 11/1/35 (f)	252	263
2.54% 6/1/37 (f)	201	212
2.548% 12/1/36 (f)	852	890
2.551% 5/1/37 (f)	714	751
2.565% 12/1/33 (f)	470	493
2.574% 10/1/35 (f)	277	290
2.579% 5/1/37 (f)	458	480
2.605% 4/1/34 (f)	790	830
2.631% 7/1/35 (f)	239	250
2.663% 6/1/35 (f)	75	79
2.799% 1/1/35 (f)	550	578
2.894% 4/1/37 (f)	78	82
3.022% 7/1/35 (f)	196	207
3.136% 5/1/37 (f)	56	59
3.171% 10/1/36 (f)	277	288
3.184% 3/1/37 (f)	79	81
3.352% 10/1/35 (f)	35	37
3.513% 3/1/33 (f)	6	7
3.71% 1/1/36 (f)	231	240
4.199% 3/1/36 (f)	731	763
4.441% 2/1/36 (f)	22	23
5.527% 1/1/36 (f)	210	219
5.847% 6/1/37 (f)	24	25
6.141% 7/1/36 (f)	86	91
6.308% 8/1/37 (f)	133	142
6.473% 2/1/37 (f)	49	52
6.5% 12/1/21	415	454
7.22% 4/1/37 (f)	4	4
9% 7/1/16	16	18
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 7/1/16 to 8/1/21	$ 128	$ 145
10% 4/1/15 to 3/1/21	240	274
10.5% 1/1/21	2	3
11% 9/1/20	10	12
11.25% 6/1/14	28	31
11.5% 10/1/15 to 11/1/15	19	21
12% 2/1/13 to 11/1/19	16	18
12.25% 11/1/13 to 8/1/15	18	21
12.5% 8/1/12 to 6/1/19	166	186
13% 11/1/12 to 5/1/17	19	21
14% 11/1/12 to 4/1/16	2	2
		10,099
Ginnie Mae - 3.8%
4% 9/15/25	611	639
5.5% 1/20/60 (g)	7,083	7,694
5.5% 2/20/60 (g)	12,524	13,620
5.5% 3/20/60 (g)	8,305	9,023
5.5% 3/20/60 (g)	15,231	16,550
8% 12/15/23	226	257
8.5% 6/15/16 to 2/15/17	3	3
10.5% 9/15/15 to 10/15/21	346	409
11% 5/20/16 to 1/20/21	29	34
13% 9/15/13 to 10/15/13	5	5
13.25% 8/15/14	5	6
13.5% 12/15/14	1	1
14% 6/15/11	1	1
		48,242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $190,710)		192,328
Collateralized Mortgage Obligations - 8.3%

U.S. Government Agency - 8.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.87% 4/25/24 (f)	1,861	1,880
Series 2006-56 Class PF, 0.61% 7/25/36 (f)	4,115	4,100
Series 2010-09 Class PF, 0.66% 10/25/40 (f)	7,253	7,208
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	42	48
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	$ 725	$ 789
sequential payer Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,110
Series 2006-127 Class FD, 0.54% 7/25/36 (f)	3,420	3,385
Series 2006-44 Class FK, 0.69% 6/25/36 (f)	1,236	1,232
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.24% 8/25/31 (f)	358	365
Series 2002-60 Class FV, 1.26% 4/25/32 (f)	112	114
Series 2002-74 Class FV, 0.71% 11/25/32 (f)	3,084	3,099
Series 2002-75 Class FA, 1.26% 11/25/32 (f)	229	234
Series 2005-56 Class F, 0.55% 7/25/35 (f)	5,450	5,408
Series 2006-79 Class PF, 0.66% 8/25/36 (f)	2,829	2,820
Series 2008-76 Class EF, 0.76% 9/25/23 (f)	1,518	1,519
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	587	635
Series 2002-9 Class PC, 6% 3/25/17	42	46
Series 2004-80 Class LD, 4% 1/25/19	980	1,022
Series 2004-81 Class KD, 4.5% 7/25/18	1,535	1,615
Series 2005-52 Class PB, 6.5% 12/25/34	516	554
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	164	176
Series 2002-57 Class BD, 5.5% 9/25/17	147	160
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,249
Series 2003-79 Class FC, 0.71% 8/25/33 (f)	2,732	2,732
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6613% 11/15/32 (f)	440	441
Series 2630 Class FL, 0.7613% 6/15/18 (f)	55	56
Series 2925 Class CQ, 0% 1/15/35 (f)	19	19
Series 3279 Class FB, 0.5813% 2/15/37 (f)	1,206	1,196
Series 3346 Class FA, 0.4913% 2/15/19 (f)	7,364	7,361
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	172	186
Series 2376 Class JE, 5.5% 11/15/16	158	170
Series 2381 Class OG, 5.5% 11/15/16	109	116
Series 2425 Class JH, 6% 3/15/17	199	215
Series 2628 Class OE, 4.5% 6/15/18	705	757
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640 Class GE, 4.5% 7/15/18	$ 3,690	$ 3,977
Series 2695 Class DG, 4% 10/15/18	1,635	1,726
Series 2802 Class OB, 6% 5/15/34	1,355	1,492
Series 2810 Class PD, 6% 6/15/33	897	947
Series 2831 Class PB, 5% 7/15/19	1,975	2,149
Series 2866 Class XE, 4% 12/15/18	2,895	3,026
Series 3122 Class FE, 0.5613% 3/15/36 (f)	3,654	3,663
Series 3147 Class PF, 0.5613% 4/15/36 (f)	3,080	3,083
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,182
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,356	1,490
Series 2570 Class CU, 4.5% 7/15/17	52	53
Series 2572 Class HK, 4% 2/15/17	45	45
Series 2668 Class AZ, 4% 9/15/18	2,024	2,120
Series 2729 Class GB, 5% 1/15/19	795	849
Series 2860 Class CP, 4% 10/15/17	25	25
Series 2998 Class LY, 5.5% 7/15/25	295	322
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,227
Series 3013 Class VJ, 5% 1/15/14	997	1,048
Series 2715 Class NG, 4.5% 12/15/18	890	959
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5906% 7/20/60 (f)(g)	3,422	3,381
Series 2010-H18 Class AF, 0.5538% 9/1/60 (f)(g)	3,463	3,445
Series 2010-H19 Class FG, 0.5656% 8/20/60 (f)(g)	4,464	4,393
Series 2011-H03 Class FA, 0.755% 1/20/61 (f)(g)	3,600	3,600
Series 2004-79 Class FA, 0.5606% 1/20/31 (f)	1,222	1,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,681)		105,443
Cash Equivalents - 2.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $27,161)	$ 27,161	$ 27,161
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,362,588)		1,375,715
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(103,299)
NET ASSETS - 100%		$ 1,272,416
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Index Contracts
35 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2011	$ 7,672	$ 6

The face value of futures purchased as a percentage of net assets is 0.6%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,278,000 or 0.7% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $98,742,000 or 7.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $56,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$27,161,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,278
Bank of America NA	8,324
Barclays Capital, Inc.	650
Citigroup Global Markets, Inc.	$ 752
Credit Agricole Securities (USA), Inc.	1,041
Deutsche Bank Securities, Inc.	781
HSBC Securities (USA), Inc.	3,122
J.P. Morgan Securities, Inc.	1,041
Merrill Lynch Government Securities, Inc.	937
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,040
Mizuho Securities USA, Inc.	4,683
Societe Generale, New York Branch	2,081
Wells Fargo Securities LLC	1,431
$ 27,161
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,050,783	$ -	$ 1,050,783	$ -
U.S. Government Agency - Mortgage Securities	192,328	-	192,328	-
Collateralized Mortgage Obligations	105,443	-	105,443	-
Cash Equivalents	27,161	-	27,161	-
Total Investments in Securities:	$ 1,375,715	$ -	$ 1,375,715	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6	$ 6	$ -	$ -
Other Financial Instruments:	$ 136	$ -	$ 136	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 6	$ -
Total Value of Derivatives	$ 6	$ 6

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $27,161) - See accompanying schedule: Unaffiliated issuers (cost $1,362,588)		$ 1,375,715
Commitment to sell securities on a delayed delivery basis	$ (65,558)
Receivable for securities sold on a delayed delivery basis	65,694	136
Receivable for investments sold, regular delivery		18,313
Cash		1,807
Receivable for fund shares sold		1,126
Interest receivable		6,787
Total assets		1,403,884

Liabilities
Payable for investments purchased Regular delivery	$ 18,361
Delayed delivery	108,535
Payable for fund shares redeemed	3,946
Distributions payable	137
Accrued management fee	339
Payable for daily variation on futures contracts	3
Other affiliated payables	147
Total liabilities		131,468

Net Assets		$ 1,272,416
Net Assets consist of:
Paid in capital		$ 1,258,008
Undistributed net investment income		412
Accumulated undistributed net realized gain (loss) on investments		727
Net unrealized appreciation (depreciation) on investments		13,269
Net Assets, for 118,656 shares outstanding		$ 1,272,416
Net Asset Value, offering price and redemption price per share ($1,272,416 ÷ 118,656 shares)		$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 13,965

Expenses
Management fee	$ 2,184
Transfer agent fees	691
Fund wide operations fee	232
Independent trustees' compensation	3
Miscellaneous	3
Total expenses		3,113
Net investment income		10,852
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,564
Futures contracts	32
Total net realized gain (loss)		18,596
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,278)
Futures contracts	6
Delayed delivery commitments	135
Total change in net unrealized appreciation (depreciation)		(30,137)
Net gain (loss)		(11,541)
Net increase (decrease) in net assets resulting from operations		$ (689)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,852	$ 29,126
Net realized gain (loss)	18,596	26,348
Change in net unrealized appreciation (depreciation)	(30,137)	29,967
Net increase (decrease) in net assets resulting from operations	(689)	85,441
Distributions to shareholders from net investment income	(11,116)	(28,870)
Distributions to shareholders from net realized gain	(35,778)	(17,774)
Total distributions	(46,894)	(46,644)
Share transactions Proceeds from sales of shares	112,744	356,483
Reinvestment of distributions	43,263	43,213
Cost of shares redeemed	(253,478)	(583,721)
Net increase (decrease) in net assets resulting from share transactions	(97,471)	(184,025)
Total increase (decrease) in net assets	(145,054)	(145,228)

Net Assets
Beginning of period	1,417,470	1,562,698
End of period (including undistributed net investment income of $412 and undistributed net investment income of $676, respectively)	$ 1,272,416	$ 1,417,470
Other Information Shares
Sold	10,241	32,895
Issued in reinvestment of distributions	3,972	3,989
Redeemed	(23,220)	(53,973)
Net increase (decrease)	(9,007)	(17,089)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92	$ 10.11
Income from Investment Operations
Net investment income D	.086	.214	.278	.398	.435	.414
Net realized and unrealized gain (loss)	(.094)	.423	.439	.413	.067	(.219)
Total from investment operations	(.008)	.637	.717	.811	.502	.195
Distributions from net investment income	(.088)	(.212)	(.277)	(.421)	(.452)	(.385)
Distributions from net realized gain	(.284)	(.125)	-	-	-	-
Total distributions	(.372)	(.337)	(.277)	(.421)	(.452)	(.385)
Net asset value, end of period	$ 10.72	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92
Total Return B, C	(.08)%	6.02%	6.98%	8.24%	5.14%	1.97%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.56% A	1.98%	2.59%	3.86%	4.36%	4.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,272	$ 1,417	$ 1,563	$ 974	$ 700	$ 759
Portfolio turnover rate	251% A	227%	305%	318%	121%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity GNMA Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity GNMA Fund independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustee compensation, financing transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
GNMA Fund	$ 8,999,861	$ 202,030	$ (39,519)	$ 162,511
Intermediate Government Income Fund	1,362,237	17,934	(4,456)	13,478

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Funds the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Funds offset certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the swap counterparty and the Funds' custodian bank, and is identified in the Schedule of Investments. The Funds could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
GNMA Fund
Interest Rate Risk
Swap Agreements (a)	$ (1,160)	$ 4,228
Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts (a)	$ 32	$ 6

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Intermediate Government Income Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. GNMA Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
GNMA Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

GNMA Fund	.03%
Intermediate Government Income Fund	.03%

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

GNMA Fund	$ 15
Intermediate Government Income Fund	3

During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Intermediate Government Income Fund	$ 2

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Intermediate Government Income Fund	$ 8,816.68%		$ -*

* Amount of interest expense totaled three hundred and thirty-three dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA (formerly known as Fidelity Ginnie Mae Fund) /
Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity GNMA Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Intermediate Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity GNMA Fund

Semiannual Report

Fidelity Intermediate Government Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to each fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that each fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit each fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set each fund's total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GMIG-USAN-0311
1.844595.105

Fidelity®

Government Income

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	.76%
Actual		$ 1,000.00	$ 994.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.75%
Actual		$ 1,000.00	$ 993.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 989.80	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.50%
Actual		$ 1,000.00	$ 989.70	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 995.90	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 994.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.3	1.9
0.01 - 0.99%	8.9	7.5
1 - 1.99%	15.3	16.6
2 - 2.99%	12.7	8.3
3 - 3.99%	15.1	16.5
4 - 4.99%	14.9	17.0
5 - 5.99%	16.2	15.3
6 - 6.99%	7.6	6.5
7% and over	4.0	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2011
6 months ago
Years	6.0	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Mortgage Securities 39.6%		Mortgage Securities 32.2%
	CMOs and Other Mortgage Related Securities 9.3%		CMOs and Other Mortgage Related Securities 10.8%
	U.S. Treasury Obligations 48.6%		U.S. Treasury Obligations 53.3%
	U.S. Government Agency Obligations† 17.8%		U.S. Government Agency Obligations† 16.6%
	Short-Term Investments and Net Other Assets*** (15.3)%		Short-Term Investments and Net Other Assets*** (12.9)%
* Futures and Swaps	(2.5)%	** Futures and Swaps	(1.1)%

† Includes FDIC Guaranteed Corporate Securities.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.1%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,324
4.75% 11/19/12	2,000	2,149
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,626
1.5% 1/16/13	40,950	41,555
1.875% 6/21/13	97,650	100,032
Freddie Mac:
0.625% 12/28/12	103,830	103,831
1.375% 2/25/14	17,725	17,825
2.5% 1/7/14	26,670	27,646
4.125% 12/21/12	5,375	5,725
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	55,500	63,178
6.8% 2/15/12	12,199	12,246
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,069	3,275
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,263
5.66% 9/15/11 (a)	18,000	18,556
5.685% 5/15/12	24,035	25,653
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,120	4,363
Series 2002-20K Class 1, 5.08% 11/1/22	8,806	9,409
Series 2003-P10B, Class 1 5.136% 8/10/13	3,284	3,478
Series 2004-20H Class 1, 5.17% 8/1/24	2,650	2,840
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,311
5.375% 4/1/56	8,429	8,719
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		547,004
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	211,388	213,440
U.S. Treasury Obligations - 44.7%
U.S. Treasury Bonds:
3.875% 8/15/40	121,361	107,386
4.25% 11/15/40	21,096	19,946
4.375% 2/15/38	14,154	13,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5% 5/15/37	$ 55,700	$ 59,956
5.25% 2/15/29	78,950	88,584
6.125% 11/15/27	37,365	46,047
6.125% 8/15/29	2,877	3,559
6.25% 8/15/23	23,100	28,752
7.25% 5/15/16	51,167	64,598
7.5% 11/15/16	120,574	155,154
8% 11/15/21	14,605	20,529
9.875% 11/15/15	10,285	14,111
U.S. Treasury Notes:
0.5% 11/30/12	19,000	18,993
0.625% 12/31/12	42,188	42,256
0.75% 11/30/11	64,680	64,948
0.75% 12/15/13	88,576	88,126
0.875% 1/31/12	31,081	31,259
1% 12/31/11	64,001	64,424
1% 4/30/12	602	607
1% 1/15/14	208,152	208,363
1.25% 8/31/15	500	489
1.25% 10/31/15	29,580	28,780
1.375% 11/15/12	19,743	20,045
1.375% 11/30/15	3,611	3,527
1.75% 4/15/13	10	10
1.75% 7/31/15	28,800	28,841
1.875% 4/30/14	53,549	54,900
1.875% 8/31/17	47,000	44,955
1.875% 9/30/17	87,400	83,358
2.125% 5/31/15	18,669	19,054
2.125% 12/31/15	90,816	91,696
2.25% 11/30/17	10,000	9,738
2.375% 8/31/14	20,000	20,788
2.375% 9/30/14	13,017	13,524
2.375% 10/31/14	77,497	80,470
2.5% 6/30/17	10,000	9,981
2.625% 7/31/14	83,808	87,894
2.625% 4/30/16	30,591	31,451
2.625% 1/31/18	31,840	31,656
2.625% 8/15/20	42,940	40,488
2.625% 11/15/20	38,089	35,708
2.75% 11/30/16	18,530	18,970
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/19	$ 13,700	$ 13,500
3% 9/30/16	68,254	71,032
3.125% 8/31/13 (e)	36,935	39,174
3.125% 10/31/16	88,448	92,518
3.125% 1/31/17	60,773	63,332
3.5% 5/15/20	44,137	44,992
3.625% 8/15/19	33,225	34,627
3.625% 2/15/20	67,640	69,960
3.75% 11/15/18	15,801	16,774
4% 2/15/15	12,619	13,881
4.25% 11/15/17	27,475	30,283
4.5% 5/15/17	24,685	27,616
4.75% 8/15/17	12,983	14,724
TOTAL U.S. TREASURY OBLIGATIONS		2,430,121
Other Government Related - 7.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	6,060	6,185
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,855
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (b)	87,150	88,739
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,584
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	41,353
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,329
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,289
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,982
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	60,000	60,104
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,253
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,754
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,827
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	51,106	52,088
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,854
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	9,200	9,395
3.125% 12/1/11 (FDIC Guaranteed) (b)	790	808
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (f)	$ 13,567	$ 13,581
Series 2010-R3 Class 1A, 0.8238% 12/8/20 (NCUA Guaranteed) (f)	27,754	27,771
TOTAL OTHER GOVERNMENT RELATED		418,751
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,571,340)		3,609,316
U.S. Government Agency - Mortgage Securities - 39.6%

Fannie Mae - 26.2%
2.017% 10/1/33 (f)	347	358
2.142% 3/1/35 (f)	283	293
2.167% 10/1/33 (f)	152	157
2.194% 2/1/33 (f)	349	361
2.213% 7/1/35 (f)	141	146
2.243% 12/1/34 (f)	375	386
2.295% 11/1/33 (f)	974	1,015
2.316% 3/1/35 (f)	59	61
2.532% 7/1/34 (f)	182	190
2.553% 10/1/33 (f)	275	289
2.582% 3/1/35 (f)	182	191
2.589% 6/1/36 (f)	260	271
2.642% 7/1/35 (f)	2,254	2,377
2.733% 7/1/35 (f)	630	661
2.742% 11/1/36 (f)	220	231
2.839% 9/1/35 (f)	2,786	2,924
2.858% 2/1/34 (f)	113	119
3% 2/1/26 (c)	36,000	35,177
3.5% 2/1/26 (c)(d)	162,000	162,889
3.5% 2/1/26 (c)	172,000	172,943
3.5% 11/1/40 to 1/1/41	41,086	39,198
4% 9/1/13 to 11/1/40 (d)	81,202	81,032
4% 2/1/26 (c)	3,000	3,089
4% 2/1/26 (c)	3,000	3,089
4% 2/1/41 (c)	14,000	13,876
4.5% 6/1/25 to 11/1/40	72,611	74,305
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/26 (c)	$ 1,000	$ 1,048
4.5% 2/1/41 (c)(d)	30,000	30,670
4.5% 2/1/41 (c)(d)	22,000	22,491
4.5% 2/1/41 (c)	2,000	2,045
4.5% 2/1/41 (c)	2,000	2,045
4.5% 2/1/41 (c)(d)	18,000	18,402
4.5% 2/1/41 (c)(d)	13,000	13,290
4.5% 2/1/41 (c)(d)	12,000	12,268
4.5% 3/1/41 (c)	67,000	68,269
4.661% 2/1/34 (f)	2,947	3,074
4.667% 8/1/36 (f)	2,681	2,840
4.724% 2/1/36 (f)	751	785
5% 6/1/14 to 9/1/40	115,180	121,428
5% 2/1/41 (c)(d)	53,000	55,603
5% 2/1/41 (c)	59,000	61,898
5.5% 10/1/20 to 3/1/39	84,622	90,735
5.5% 2/1/41 (c)(d)	66,000	70,552
5.801% 5/1/36 (f)	687	717
5.804% 3/1/36 (f)	2,706	2,894
5.963% 3/1/37 (f)	595	636
6% 3/1/17 to 9/1/39	124,655	135,438
6% 2/1/41 (c)(d)	50,000	54,358
6% 2/1/41 (c)(d)	20,500	22,287
6.5% 2/1/12 to 4/1/37	17,728	19,615
6.5% 2/1/41 (c)(d)	11,000	12,244
7% 7/1/13 to 7/1/32	2,891	3,251
7.5% 7/1/11 to 4/1/29	20	23
8.5% 1/1/15 to 7/1/31	254	281
9% 5/1/14	187	195
9.5% 4/1/16 to 10/1/20	300	345
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	382	416
12.5% 8/1/15 to 3/1/16	1	1
		1,425,774
Freddie Mac - 4.9%
2.041% 3/1/35 (f)	1,340	1,377
2.108% 5/1/37 (f)	848	876
2.615% 6/1/35 (f)	771	812
2.663% 6/1/35 (f)	578	606
3.022% 7/1/35 (f)	1,943	2,053
3.352% 10/1/35 (f)	360	381
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.513% 3/1/33 (f)	$ 59	$ 62
3.71% 1/1/36 (f)	2,244	2,327
4.441% 2/1/36 (f)	168	177
4.5% 7/1/25 to 10/1/40	11,046	11,353
4.5% 2/1/41 (c)(d)	59,000	60,244
4.5% 3/1/41 (c)	59,000	60,041
5% 8/1/35 to 9/1/40	23,382	24,547
5.138% 4/1/35 (f)	291	307
5.5% 8/1/16 to 1/1/40	42,862	46,174
5.527% 1/1/36 (f)	2,076	2,170
6% 7/1/16 to 7/1/37	14,160	15,416
6.141% 7/1/36 (f)	884	933
6.5% 3/1/11 to 3/1/36	22,623	24,877
6.5% 2/1/41 (c)(d)	9,000	10,001
7% 4/1/11	0 *	0 *
7.5% 5/1/11 to 7/1/16	736	799
8.5% 5/1/17 to 9/1/29	124	142
9% 9/1/14 to 10/1/20	23	25
9.5% 5/1/17 to 8/1/21	144	163
9.75% 8/1/14	97	106
10% 11/15/18 to 8/1/21	9	10
11% 5/1/14	29	32
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	5	6
13% 6/1/14 to 6/1/15	2	2
		266,020
Ginnie Mae - 8.5%
4% 1/15/25 to 10/20/25	34,745	36,343
4% 2/1/41 (c)	10,000	10,027
4% 2/1/41 (c)	37,000	37,098
4.5% 3/15/40 to 6/15/40	24,499	25,487
4.5% 2/1/41 (c)	52,000	53,787
4.5% 2/1/41 (c)	22,000	22,756
4.5% 2/1/41 (c)(d)	15,000	15,518
5% 9/20/33 to 4/15/40	51,693	55,261
5% 2/1/41 (c)	1,300	1,380
5.492% 4/20/60 (i)	22,890	24,862
5.493% 11/20/59 (i)	28,188	30,662
5.5% 12/15/38 to 3/15/39	580	627
5.5% 1/20/60 (i)	27,513	29,889
5.5% 3/20/60 (i)	33,750	36,668
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 3/20/60 (i)	$ 29,684	$ 32,253
5.513% 2/20/60 (i)	25,184	27,374
6% 11/20/31 to 11/20/33	11,110	12,215
6.5% 3/20/31 to 10/15/35	7,552	8,515
7% 10/15/26 to 8/15/32	73	83
7.5% 3/15/28 to 8/15/29	66	75
8% 7/15/19 to 12/15/23	818	930
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	53	62
		461,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,135,430)		2,153,668
Collateralized Mortgage Obligations - 9.3%

U.S. Government Agency - 9.3%
Fannie Mae:
floater Series 2007-89 Class EF, 0.82% 9/25/37 (f)	10,662	10,673
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	769	849
Series 1993-207 Class H, 6.5% 11/25/23	11,556	12,989
Series 1993-240 Class PD, 6.25% 12/25/13	1,371	1,436
Series 1994-23 Class PZ, 6% 2/25/24	12,400	14,290
Series 1996-28 Class PK, 6.5% 7/25/25	2,240	2,487
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,376
Series 2006-45 Class OP, 6/25/36 (h)	4,178	3,689
Series 2006-62 Class KP, 4/25/36 (h)	9,052	7,468
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,647	1,870
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,204
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,471
Series 2006-127 Class FD, 0.54% 7/25/36 (f)	14,254	14,106
Series 2006-44 Class FK, 0.69% 6/25/36 (f)	5,174	5,158
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,504
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,860	370
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	11,913	10,103
Series 384 Class 6, 5% 7/25/37 (g)	13,563	2,320
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.24% 8/25/31 (f)	$ 383	$ 391
Series 2002-49 Class FB, 0.8613% 11/18/31 (f)	530	533
Series 2002-60 Class FV, 1.26% 4/25/32 (f)	223	228
Series 2002-75 Class FA, 1.26% 11/25/32 (f)	458	467
Series 2006-79 Class PF, 0.66% 8/25/36 (f)	11,583	11,547
Series 2008-76 Class EF, 0.76% 9/25/23 (f)	6,357	6,361
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,933
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,572
Series 2005-102 Class CO, 11/25/35 (h)	4,148	3,582
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,328
Series 2006-12 Class BO, 10/25/35 (h)	18,545	16,003
Series 2006-37 Class OW, 5/25/36 (h)	4,606	3,812
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,492	3,845
Series 2001-20 Class Z, 6% 5/25/31	10,772	11,811
Series 2001-46 Class ZG, 6% 9/25/31	3,919	4,311
Series 2002-79 Class Z, 5.5% 11/25/22	8,078	8,717
Series 2005-117, Class JN, 4.5% 1/25/36	645	648
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,225
Freddie Mac:
planned amortization class Series 2115 Class PE, 6% 1/15/14	262	276
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,230	1,353
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (f)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	666	668
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8613% 2/15/32 (f)	289	291
Series 2630 Class FL, 0.7613% 6/15/18 (f)	523	528
Series 3008 Class SM, 0% 7/15/35 (f)	141	140
Series 3279 Class FB, 0.5813% 2/15/37 (f)	5,072	5,031
Series 3346 Class FA, 0.4913% 2/15/19 (f)	12,002	11,996
planned amortization class:
Series 1141 Class G, 9% 9/15/21	209	239
Series 2006-15 Class OP, 3/25/36 (h)	5,504	4,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 243	$ 262
Series 2376 Class JE, 5.5% 11/15/16	1,619	1,734
Series 2381 Class OG, 5.5% 11/15/16	1,112	1,188
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,316
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,879
Series 2682 Class LD, 4.5% 10/15/33	777	800
Series 2802 Class OB, 6% 5/15/34	10,455	11,511
Series 2810 Class PD, 6% 6/15/33	815	861
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,206
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,154
Series 3110 Class OP, 9/15/35 (h)	11,021	9,046
Series 3119 Class PO, 2/15/36 (h)	13,546	11,143
Series 3121 Class KO, 3/15/36 (h)	4,089	3,489
Series 3123 Class LO, 3/15/36 (h)	8,820	7,201
Series 3145 Class GO, 4/15/36 (h)	7,879	6,494
Series 3147 Class PF, 0.5613% 4/15/36 (f)	12,885	12,897
Series 3741 Class YU, 3.5% 11/15/22	13,420	13,601
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,464	1,613
Series 2281 Class ZB, 6% 3/15/30	2,523	2,775
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,117
Series 2570 Class CU, 4.5% 7/15/17	488	501
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,868
Series 2601 Class TB, 5.5% 4/15/23	869	950
Series 2729 Class GB, 5% 1/15/19	7,359	7,862
Series 2773 Class HC, 4.5% 4/15/19	704	746
Series 2860 Class CP, 4% 10/15/17	259	259
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,000
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,194
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,679
Series 3013 Class VJ, 5% 1/15/14	1,069	1,124
Series 2863 Class DB, 4% 9/15/14	632	645
Series 3772 Class BI, 4.5% 10/15/18 (g)	16,056	1,407
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,290	5,802
Series 2877 Class JC, 5% 10/15/34	260	269
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5906% 7/20/60 (f)(i)	14,405	14,232
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
floater:
Series 2010-H18 Class AF, 0.5538% 9/1/60 (f)(i)	$ 14,839	$ 14,765
Series 2010-H19 Class FG, 0.5656% 8/20/60 (f)(i)	18,986	18,682
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,627	2,997
Series 2004-79 Class FA, 0.5606% 1/20/31 (f)	5,025	5,032
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,584)		503,051
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $244,427)	$ 244,429	244,427
TOTAL INVESTMENT PORTFOLIO - 119.8% (Cost $6,435,781)		6,510,462
NET OTHER ASSETS (LIABILITIES) - (19.8)%		(1,073,883)
NET ASSETS - 100%		$ 5,436,579
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 84,000	$ (308)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	331
		$ 134,000	$ 23
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,556,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $377,399,000 or 6.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,061,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount repesents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$244,427,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 11,501
Bank of America NA	74,921
Barclays Capital, Inc.	5,853
Citigroup Global Markets, Inc.	6,765
Credit Agricole Securities (USA), Inc.	9,365
Deutsche Bank Securities, Inc.	7,024
HSBC Securities (USA), Inc.	28,096
J.P. Morgan Securities, Inc.	9,365
Merrill Lynch Government Securities, Inc.	8,429
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,357
Mizuho Securities USA, Inc.	42,144
Societe Generale, New York Branch	18,730
Wells Fargo Securities LLC	12,877
$ 244,427
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 331	$ (308)
Total Value of Derivatives	$ 331	$ (308)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $244,427) - See accompanying schedule: Unaffiliated issuers (cost $6,435,781)		$ 6,510,462
Commitment to sell securities on a delayed delivery basis	$ (594,237)
Receivable for securities sold on a delayed delivery basis	594,169	(68)
Receivable for investments sold Regular delivery		64,692
Delayed delivery		293
Receivable for fund shares sold		14,802
Interest receivable		32,797
Unrealized appreciation on swap agreements		331
Other receivables		758
Total assets		6,624,067

Liabilities
Payable to custodian bank	$ 292
Payable for investments purchased Regular delivery	58,102
Delayed delivery	1,113,210
Payable for fund shares redeemed	11,958
Distributions payable	478
Unrealized depreciation on swap agreements	308
Accrued management fee	1,444
Distribution and service plan fees payable	255
Other affiliated payables	684
Other payables and accrued expenses	757
Total liabilities		1,187,488

Net Assets		$ 5,436,579
Net Assets consist of:
Paid in capital		$ 5,353,039
Undistributed net investment income		3,540
Accumulated undistributed net realized gain (loss) on investments		5,364
Net unrealized appreciation (depreciation) on investments		74,636
Net Assets		$ 5,436,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,477 ÷ 36,397.7 shares)	$ 10.43

Maximum offering price per share (100/96.00 of $10.43)	$ 10.86
Class T: Net Asset Value and redemption price per share ($300,963 ÷ 28,870.9 shares)	$ 10.42

Maximum offering price per share (100/96.00 of $10.42)	$ 10.85
Class B: Net Asset Value and offering price per share ($30,026 ÷ 2,880.9 shares)A	$ 10.42

Class C: Net Asset Value and offering price per share ($101,833 ÷ 9,769.2 shares)A	$ 10.42

Government Income: Net Asset Value, offering price and redemption price per share ($4,321,327 ÷ 415,077.7 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($302,953 ÷ 29,060.5 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 76,058

Expenses
Management fee	$ 9,314
Transfer agent fees	3,344
Distribution and service plan fees	1,665
Fund wide operations fee	988
Independent trustees' compensation	12
Miscellaneous	12
Total expenses		15,335
Net investment income		60,723
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,918
Futures contracts	95
Swap agreements	(5,245)
Total net realized gain (loss)		62,768
Change in net unrealized appreciation (depreciation) on: Investment securities	(158,471)
Swap agreements	5,601
Delayed delivery commitments	3,809
Total change in net unrealized appreciation (depreciation)		(149,061)
Net gain (loss)		(86,293)
Net increase (decrease) in net assets resulting from operations		$ (25,570)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,723	$ 145,918
Net realized gain (loss)	62,768	139,116
Change in net unrealized appreciation (depreciation)	(149,061)	85,404
Net increase (decrease) in net assets resulting from operations	(25,570)	370,438
Distributions to shareholders from net investment income	(59,877)	(140,387)
Distributions to shareholders from net realized gain	(140,821)	(196,760)
Total distributions	(200,698)	(337,147)
Share transactions - net increase (decrease)	(352,327)	203,871
Total increase (decrease) in net assets	(578,595)	237,162

Net Assets
Beginning of period	6,015,174	5,778,012
End of period (including undistributed net investment income of $3,540 and undistributed net investment income of $2,694, respectively)	$ 5,436,579	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.097	.242	.356	.402	.311
Net realized and unrealized gain (loss)	(.156)	.424	.466	.387	.033
Total from investment operations	(.059)	.666	.822	.789	.344
Distributions from net investment income	(.095)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.351)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.43	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(.57)%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.77%	.80%	.77% A
Net investment income	1.80% A	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 379	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.098	.243	.357	.404	.306
Net realized and unrealized gain (loss)	(.166)	.425	.466	.387	.036
Total from investment operations	(.068)	.668	.823	.791	.342
Distributions from net investment income	(.096)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.352)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(.66)%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.76%	.78%	.79% A
Net investment income	1.81% A	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.058	.164	.278	.329	.251
Net realized and unrealized gain (loss)	(.166)	.425	.467	.387	.037
Total from investment operations	(.108)	.589	.745	.716	.288
Distributions from net investment income	(.056)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.312)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(1.02)%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50%	1.50% A
Net investment income	1.08% A	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.057	.163	.275	.326	.249
Net realized and unrealized gain (loss)	(.165)	.425	.468	.387	.033
Total from investment operations	(.108)	.588	.743	.713	.282
Distributions from net investment income	(.056)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.312)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(1.03)%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.51%	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.50% A	1.51%	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.50% A	1.51%	1.51%	1.53%	1.55% A
Net investment income	1.06% A	1.54%	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 102	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Income from Investment Operations
Net investment income D	.114	.275	.390	.438	.443	.429
Net realized and unrealized gain (loss)	(.156)	.415	.476	.378	.068	(.274)
Total from investment operations	(.042)	.690	.866	.816	.511	.155
Distributions from net investment income	(.112)	(.265)	(.386)	(.436)	(.456)	(.405)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	(.005)	-
Total distributions	(.368)	(.630)	(.486)	(.436)	(.461)	(.405)
Net asset value, end of period	$ 10.41	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Total Return B, C	(.41)%	6.69%	8.49%	8.25%	5.22%	1.56%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.44%
Net investment income	2.11% A	2.60%	3.65%	4.23%	4.42%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,321	$ 4,809	$ 4,638	$ 8,154	$ 6,118	$ 5,331
Portfolio turnover rate	420% A	355%	380% F	269%	164% F	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.110	.267	.385	.432	.329
Net realized and unrealized gain (loss)	(.166)	.425	.466	.388	.034
Total from investment operations	(.056)	.692	.851	.820	.363
Distributions from net investment income	(.108)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.364)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	(.54)%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.53%	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.53%	.51%	.51%	.53% A
Net investment income	2.04% A	2.52%	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	420% A	355%	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 118,841
Gross unrealized depreciation	(43,098)
Net unrealized appreciation (depreciation) on securities and other investments	$ 75,743

Tax cost	$ 6,434,719

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 95	$ -
Swap Agreements	(5,245)	5,601
Total Interest Rate Risk (a)(b)	$ (5,150)	$ 5,601

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $95 for futures contracts and $(5,245) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 527	$ 11
Class T	-%	.25%	409	-
Class B	.65%	.25%	157	114
Class C	.75%	.25%	572	107
			$ 1,665	$ 232

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	9
Class B	60
Class C	16
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 355.17
Class T	253.15
Class B	43.24
Class C	90.16
Government Income	2,351.10
Institutional Class	252.17
	$ 3,344

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 3,759	$ 9,342
Class T	2,937	6,865
Class B	184	606
Class C	596	1,669
Government Income	49,420	116,185
Institutional Class	2,981	5,720
Total	$ 59,877	$ 140,387
From net realized gain
Class A	$ 10,104	$ 14,726
Class T	7,830	10,744
Class B	853	1,543
Class C	2,724	4,162
Government Income	112,442	158,363
Institutional Class	6,868	7,222
Total	$ 140,821	$ 196,760

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	6,071	17,922	$ 65,107	$ 190,342
Reinvestment of distributions	1,156	1,943	12,308	20,562
Shares redeemed	(10,602)	(20,615)	(112,639)	(218,378)
Net increase (decrease)	(3,375)	(750)	$ (35,224)	$ (7,474)
Class T
Shares sold	5,075	13,716	$ 54,442	$ 145,586
Reinvestment of distributions	984	1,616	10,476	17,109
Shares redeemed	(8,116)	(14,473)	(86,528)	(153,287)
Net increase (decrease)	(2,057)	859	$ (21,610)	$ 9,408
Class B
Shares sold	201	1,036	$ 2,177	$ 11,019
Reinvestment of distributions	82	165	874	1,747
Shares redeemed	(900)	(2,202)	(9,613)	(23,321)
Net increase (decrease)	(617)	(1,001)	$ (6,562)	$ (10,555)
Class C
Shares sold	1,693	3,916	$ 18,182	$ 41,596
Reinvestment of distributions	228	390	2,427	4,131
Shares redeemed	(2,997)	(5,610)	(31,838)	(59,334)
Net increase (decrease)	(1,076)	(1,304)	$ (11,229)	$ (13,607)
Government Income
Shares sold	66,216	155,285	$ 707,086	$ 1,646,227
Reinvestment of distributions	14,567	24,826	154,944	262,396
Shares redeemed	(110,000)	(166,873)	(1,169,626)	(1,763,484)
Net increase (decrease)	(29,217)	13,238	$ (307,596)	$ 145,139
Institutional Class
Shares sold	6,299	13,487	$ 67,140	$ 143,092
Reinvestment of distributions	885	1,193	9,414	12,621
Shares redeemed	(4,364)	(7,047)	(46,660)	(74,753)
Net increase (decrease)	2,820	7,633	$ 29,894	$ 80,960

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10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) 1-800-544-5555

Automated line for quickest service

GVT-USAN-0311
1.789284.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	.76%
Actual		$ 1,000.00	$ 994.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.75%
Actual		$ 1,000.00	$ 993.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 989.80	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.50%
Actual		$ 1,000.00	$ 989.70	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 995.90	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 994.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.3	1.9
0.01 - 0.99%	8.9	7.5
1 - 1.99%	15.3	16.6
2 - 2.99%	12.7	8.3
3 - 3.99%	15.1	16.5
4 - 4.99%	14.9	17.0
5 - 5.99%	16.2	15.3
6 - 6.99%	7.6	6.5
7% and over	4.0	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2011
6 months ago
Years	6.0	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Mortgage Securities 39.6%		Mortgage Securities 32.2%
	CMOs and Other Mortgage Related Securities 9.3%		CMOs and Other Mortgage Related Securities 10.8%
	U.S. Treasury Obligations 48.6%		U.S. Treasury Obligations 53.3%
	U.S. Government Agency Obligations† 17.8%		U.S. Government Agency Obligations† 16.6%
	Short-Term Investments and Net Other Assets*** (15.3)%		Short-Term Investments and Net Other Assets*** (12.9)%
* Futures and Swaps	(2.5)%	** Futures and Swaps	(1.1)%

† Includes FDIC Guaranteed Corporate Securities.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.1%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,324
4.75% 11/19/12	2,000	2,149
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,626
1.5% 1/16/13	40,950	41,555
1.875% 6/21/13	97,650	100,032
Freddie Mac:
0.625% 12/28/12	103,830	103,831
1.375% 2/25/14	17,725	17,825
2.5% 1/7/14	26,670	27,646
4.125% 12/21/12	5,375	5,725
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	55,500	63,178
6.8% 2/15/12	12,199	12,246
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,069	3,275
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,263
5.66% 9/15/11 (a)	18,000	18,556
5.685% 5/15/12	24,035	25,653
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,120	4,363
Series 2002-20K Class 1, 5.08% 11/1/22	8,806	9,409
Series 2003-P10B, Class 1 5.136% 8/10/13	3,284	3,478
Series 2004-20H Class 1, 5.17% 8/1/24	2,650	2,840
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,311
5.375% 4/1/56	8,429	8,719
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		547,004
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	211,388	213,440
U.S. Treasury Obligations - 44.7%
U.S. Treasury Bonds:
3.875% 8/15/40	121,361	107,386
4.25% 11/15/40	21,096	19,946
4.375% 2/15/38	14,154	13,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5% 5/15/37	$ 55,700	$ 59,956
5.25% 2/15/29	78,950	88,584
6.125% 11/15/27	37,365	46,047
6.125% 8/15/29	2,877	3,559
6.25% 8/15/23	23,100	28,752
7.25% 5/15/16	51,167	64,598
7.5% 11/15/16	120,574	155,154
8% 11/15/21	14,605	20,529
9.875% 11/15/15	10,285	14,111
U.S. Treasury Notes:
0.5% 11/30/12	19,000	18,993
0.625% 12/31/12	42,188	42,256
0.75% 11/30/11	64,680	64,948
0.75% 12/15/13	88,576	88,126
0.875% 1/31/12	31,081	31,259
1% 12/31/11	64,001	64,424
1% 4/30/12	602	607
1% 1/15/14	208,152	208,363
1.25% 8/31/15	500	489
1.25% 10/31/15	29,580	28,780
1.375% 11/15/12	19,743	20,045
1.375% 11/30/15	3,611	3,527
1.75% 4/15/13	10	10
1.75% 7/31/15	28,800	28,841
1.875% 4/30/14	53,549	54,900
1.875% 8/31/17	47,000	44,955
1.875% 9/30/17	87,400	83,358
2.125% 5/31/15	18,669	19,054
2.125% 12/31/15	90,816	91,696
2.25% 11/30/17	10,000	9,738
2.375% 8/31/14	20,000	20,788
2.375% 9/30/14	13,017	13,524
2.375% 10/31/14	77,497	80,470
2.5% 6/30/17	10,000	9,981
2.625% 7/31/14	83,808	87,894
2.625% 4/30/16	30,591	31,451
2.625% 1/31/18	31,840	31,656
2.625% 8/15/20	42,940	40,488
2.625% 11/15/20	38,089	35,708
2.75% 11/30/16	18,530	18,970
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/19	$ 13,700	$ 13,500
3% 9/30/16	68,254	71,032
3.125% 8/31/13 (e)	36,935	39,174
3.125% 10/31/16	88,448	92,518
3.125% 1/31/17	60,773	63,332
3.5% 5/15/20	44,137	44,992
3.625% 8/15/19	33,225	34,627
3.625% 2/15/20	67,640	69,960
3.75% 11/15/18	15,801	16,774
4% 2/15/15	12,619	13,881
4.25% 11/15/17	27,475	30,283
4.5% 5/15/17	24,685	27,616
4.75% 8/15/17	12,983	14,724
TOTAL U.S. TREASURY OBLIGATIONS		2,430,121
Other Government Related - 7.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	6,060	6,185
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,855
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (b)	87,150	88,739
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,584
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	41,353
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,329
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,289
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,982
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	60,000	60,104
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,253
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,754
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,827
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	51,106	52,088
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,854
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	9,200	9,395
3.125% 12/1/11 (FDIC Guaranteed) (b)	790	808
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (f)	$ 13,567	$ 13,581
Series 2010-R3 Class 1A, 0.8238% 12/8/20 (NCUA Guaranteed) (f)	27,754	27,771
TOTAL OTHER GOVERNMENT RELATED		418,751
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,571,340)		3,609,316
U.S. Government Agency - Mortgage Securities - 39.6%

Fannie Mae - 26.2%
2.017% 10/1/33 (f)	347	358
2.142% 3/1/35 (f)	283	293
2.167% 10/1/33 (f)	152	157
2.194% 2/1/33 (f)	349	361
2.213% 7/1/35 (f)	141	146
2.243% 12/1/34 (f)	375	386
2.295% 11/1/33 (f)	974	1,015
2.316% 3/1/35 (f)	59	61
2.532% 7/1/34 (f)	182	190
2.553% 10/1/33 (f)	275	289
2.582% 3/1/35 (f)	182	191
2.589% 6/1/36 (f)	260	271
2.642% 7/1/35 (f)	2,254	2,377
2.733% 7/1/35 (f)	630	661
2.742% 11/1/36 (f)	220	231
2.839% 9/1/35 (f)	2,786	2,924
2.858% 2/1/34 (f)	113	119
3% 2/1/26 (c)	36,000	35,177
3.5% 2/1/26 (c)(d)	162,000	162,889
3.5% 2/1/26 (c)	172,000	172,943
3.5% 11/1/40 to 1/1/41	41,086	39,198
4% 9/1/13 to 11/1/40 (d)	81,202	81,032
4% 2/1/26 (c)	3,000	3,089
4% 2/1/26 (c)	3,000	3,089
4% 2/1/41 (c)	14,000	13,876
4.5% 6/1/25 to 11/1/40	72,611	74,305
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/26 (c)	$ 1,000	$ 1,048
4.5% 2/1/41 (c)(d)	30,000	30,670
4.5% 2/1/41 (c)(d)	22,000	22,491
4.5% 2/1/41 (c)	2,000	2,045
4.5% 2/1/41 (c)	2,000	2,045
4.5% 2/1/41 (c)(d)	18,000	18,402
4.5% 2/1/41 (c)(d)	13,000	13,290
4.5% 2/1/41 (c)(d)	12,000	12,268
4.5% 3/1/41 (c)	67,000	68,269
4.661% 2/1/34 (f)	2,947	3,074
4.667% 8/1/36 (f)	2,681	2,840
4.724% 2/1/36 (f)	751	785
5% 6/1/14 to 9/1/40	115,180	121,428
5% 2/1/41 (c)(d)	53,000	55,603
5% 2/1/41 (c)	59,000	61,898
5.5% 10/1/20 to 3/1/39	84,622	90,735
5.5% 2/1/41 (c)(d)	66,000	70,552
5.801% 5/1/36 (f)	687	717
5.804% 3/1/36 (f)	2,706	2,894
5.963% 3/1/37 (f)	595	636
6% 3/1/17 to 9/1/39	124,655	135,438
6% 2/1/41 (c)(d)	50,000	54,358
6% 2/1/41 (c)(d)	20,500	22,287
6.5% 2/1/12 to 4/1/37	17,728	19,615
6.5% 2/1/41 (c)(d)	11,000	12,244
7% 7/1/13 to 7/1/32	2,891	3,251
7.5% 7/1/11 to 4/1/29	20	23
8.5% 1/1/15 to 7/1/31	254	281
9% 5/1/14	187	195
9.5% 4/1/16 to 10/1/20	300	345
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	382	416
12.5% 8/1/15 to 3/1/16	1	1
		1,425,774
Freddie Mac - 4.9%
2.041% 3/1/35 (f)	1,340	1,377
2.108% 5/1/37 (f)	848	876
2.615% 6/1/35 (f)	771	812
2.663% 6/1/35 (f)	578	606
3.022% 7/1/35 (f)	1,943	2,053
3.352% 10/1/35 (f)	360	381
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.513% 3/1/33 (f)	$ 59	$ 62
3.71% 1/1/36 (f)	2,244	2,327
4.441% 2/1/36 (f)	168	177
4.5% 7/1/25 to 10/1/40	11,046	11,353
4.5% 2/1/41 (c)(d)	59,000	60,244
4.5% 3/1/41 (c)	59,000	60,041
5% 8/1/35 to 9/1/40	23,382	24,547
5.138% 4/1/35 (f)	291	307
5.5% 8/1/16 to 1/1/40	42,862	46,174
5.527% 1/1/36 (f)	2,076	2,170
6% 7/1/16 to 7/1/37	14,160	15,416
6.141% 7/1/36 (f)	884	933
6.5% 3/1/11 to 3/1/36	22,623	24,877
6.5% 2/1/41 (c)(d)	9,000	10,001
7% 4/1/11	0 *	0 *
7.5% 5/1/11 to 7/1/16	736	799
8.5% 5/1/17 to 9/1/29	124	142
9% 9/1/14 to 10/1/20	23	25
9.5% 5/1/17 to 8/1/21	144	163
9.75% 8/1/14	97	106
10% 11/15/18 to 8/1/21	9	10
11% 5/1/14	29	32
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	5	6
13% 6/1/14 to 6/1/15	2	2
		266,020
Ginnie Mae - 8.5%
4% 1/15/25 to 10/20/25	34,745	36,343
4% 2/1/41 (c)	10,000	10,027
4% 2/1/41 (c)	37,000	37,098
4.5% 3/15/40 to 6/15/40	24,499	25,487
4.5% 2/1/41 (c)	52,000	53,787
4.5% 2/1/41 (c)	22,000	22,756
4.5% 2/1/41 (c)(d)	15,000	15,518
5% 9/20/33 to 4/15/40	51,693	55,261
5% 2/1/41 (c)	1,300	1,380
5.492% 4/20/60 (i)	22,890	24,862
5.493% 11/20/59 (i)	28,188	30,662
5.5% 12/15/38 to 3/15/39	580	627
5.5% 1/20/60 (i)	27,513	29,889
5.5% 3/20/60 (i)	33,750	36,668
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 3/20/60 (i)	$ 29,684	$ 32,253
5.513% 2/20/60 (i)	25,184	27,374
6% 11/20/31 to 11/20/33	11,110	12,215
6.5% 3/20/31 to 10/15/35	7,552	8,515
7% 10/15/26 to 8/15/32	73	83
7.5% 3/15/28 to 8/15/29	66	75
8% 7/15/19 to 12/15/23	818	930
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	53	62
		461,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,135,430)		2,153,668
Collateralized Mortgage Obligations - 9.3%

U.S. Government Agency - 9.3%
Fannie Mae:
floater Series 2007-89 Class EF, 0.82% 9/25/37 (f)	10,662	10,673
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	769	849
Series 1993-207 Class H, 6.5% 11/25/23	11,556	12,989
Series 1993-240 Class PD, 6.25% 12/25/13	1,371	1,436
Series 1994-23 Class PZ, 6% 2/25/24	12,400	14,290
Series 1996-28 Class PK, 6.5% 7/25/25	2,240	2,487
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,376
Series 2006-45 Class OP, 6/25/36 (h)	4,178	3,689
Series 2006-62 Class KP, 4/25/36 (h)	9,052	7,468
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,647	1,870
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,204
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,471
Series 2006-127 Class FD, 0.54% 7/25/36 (f)	14,254	14,106
Series 2006-44 Class FK, 0.69% 6/25/36 (f)	5,174	5,158
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,504
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,860	370
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	11,913	10,103
Series 384 Class 6, 5% 7/25/37 (g)	13,563	2,320
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.24% 8/25/31 (f)	$ 383	$ 391
Series 2002-49 Class FB, 0.8613% 11/18/31 (f)	530	533
Series 2002-60 Class FV, 1.26% 4/25/32 (f)	223	228
Series 2002-75 Class FA, 1.26% 11/25/32 (f)	458	467
Series 2006-79 Class PF, 0.66% 8/25/36 (f)	11,583	11,547
Series 2008-76 Class EF, 0.76% 9/25/23 (f)	6,357	6,361
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,933
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,572
Series 2005-102 Class CO, 11/25/35 (h)	4,148	3,582
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,328
Series 2006-12 Class BO, 10/25/35 (h)	18,545	16,003
Series 2006-37 Class OW, 5/25/36 (h)	4,606	3,812
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,492	3,845
Series 2001-20 Class Z, 6% 5/25/31	10,772	11,811
Series 2001-46 Class ZG, 6% 9/25/31	3,919	4,311
Series 2002-79 Class Z, 5.5% 11/25/22	8,078	8,717
Series 2005-117, Class JN, 4.5% 1/25/36	645	648
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,225
Freddie Mac:
planned amortization class Series 2115 Class PE, 6% 1/15/14	262	276
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,230	1,353
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (f)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	666	668
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8613% 2/15/32 (f)	289	291
Series 2630 Class FL, 0.7613% 6/15/18 (f)	523	528
Series 3008 Class SM, 0% 7/15/35 (f)	141	140
Series 3279 Class FB, 0.5813% 2/15/37 (f)	5,072	5,031
Series 3346 Class FA, 0.4913% 2/15/19 (f)	12,002	11,996
planned amortization class:
Series 1141 Class G, 9% 9/15/21	209	239
Series 2006-15 Class OP, 3/25/36 (h)	5,504	4,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 243	$ 262
Series 2376 Class JE, 5.5% 11/15/16	1,619	1,734
Series 2381 Class OG, 5.5% 11/15/16	1,112	1,188
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,316
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,879
Series 2682 Class LD, 4.5% 10/15/33	777	800
Series 2802 Class OB, 6% 5/15/34	10,455	11,511
Series 2810 Class PD, 6% 6/15/33	815	861
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,206
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,154
Series 3110 Class OP, 9/15/35 (h)	11,021	9,046
Series 3119 Class PO, 2/15/36 (h)	13,546	11,143
Series 3121 Class KO, 3/15/36 (h)	4,089	3,489
Series 3123 Class LO, 3/15/36 (h)	8,820	7,201
Series 3145 Class GO, 4/15/36 (h)	7,879	6,494
Series 3147 Class PF, 0.5613% 4/15/36 (f)	12,885	12,897
Series 3741 Class YU, 3.5% 11/15/22	13,420	13,601
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,464	1,613
Series 2281 Class ZB, 6% 3/15/30	2,523	2,775
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,117
Series 2570 Class CU, 4.5% 7/15/17	488	501
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,868
Series 2601 Class TB, 5.5% 4/15/23	869	950
Series 2729 Class GB, 5% 1/15/19	7,359	7,862
Series 2773 Class HC, 4.5% 4/15/19	704	746
Series 2860 Class CP, 4% 10/15/17	259	259
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,000
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,194
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,679
Series 3013 Class VJ, 5% 1/15/14	1,069	1,124
Series 2863 Class DB, 4% 9/15/14	632	645
Series 3772 Class BI, 4.5% 10/15/18 (g)	16,056	1,407
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,290	5,802
Series 2877 Class JC, 5% 10/15/34	260	269
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5906% 7/20/60 (f)(i)	14,405	14,232
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
floater:
Series 2010-H18 Class AF, 0.5538% 9/1/60 (f)(i)	$ 14,839	$ 14,765
Series 2010-H19 Class FG, 0.5656% 8/20/60 (f)(i)	18,986	18,682
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,627	2,997
Series 2004-79 Class FA, 0.5606% 1/20/31 (f)	5,025	5,032
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,584)		503,051
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $244,427)	$ 244,429	244,427
TOTAL INVESTMENT PORTFOLIO - 119.8% (Cost $6,435,781)		6,510,462
NET OTHER ASSETS (LIABILITIES) - (19.8)%		(1,073,883)
NET ASSETS - 100%		$ 5,436,579
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 84,000	$ (308)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	331
		$ 134,000	$ 23
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,556,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $377,399,000 or 6.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,061,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount repesents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$244,427,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 11,501
Bank of America NA	74,921
Barclays Capital, Inc.	5,853
Citigroup Global Markets, Inc.	6,765
Credit Agricole Securities (USA), Inc.	9,365
Deutsche Bank Securities, Inc.	7,024
HSBC Securities (USA), Inc.	28,096
J.P. Morgan Securities, Inc.	9,365
Merrill Lynch Government Securities, Inc.	8,429
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,357
Mizuho Securities USA, Inc.	42,144
Societe Generale, New York Branch	18,730
Wells Fargo Securities LLC	12,877
$ 244,427
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 331	$ (308)
Total Value of Derivatives	$ 331	$ (308)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $244,427) - See accompanying schedule: Unaffiliated issuers (cost $6,435,781)		$ 6,510,462
Commitment to sell securities on a delayed delivery basis	$ (594,237)
Receivable for securities sold on a delayed delivery basis	594,169	(68)
Receivable for investments sold Regular delivery		64,692
Delayed delivery		293
Receivable for fund shares sold		14,802
Interest receivable		32,797
Unrealized appreciation on swap agreements		331
Other receivables		758
Total assets		6,624,067

Liabilities
Payable to custodian bank	$ 292
Payable for investments purchased Regular delivery	58,102
Delayed delivery	1,113,210
Payable for fund shares redeemed	11,958
Distributions payable	478
Unrealized depreciation on swap agreements	308
Accrued management fee	1,444
Distribution and service plan fees payable	255
Other affiliated payables	684
Other payables and accrued expenses	757
Total liabilities		1,187,488

Net Assets		$ 5,436,579
Net Assets consist of:
Paid in capital		$ 5,353,039
Undistributed net investment income		3,540
Accumulated undistributed net realized gain (loss) on investments		5,364
Net unrealized appreciation (depreciation) on investments		74,636
Net Assets		$ 5,436,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,477 ÷ 36,397.7 shares)	$ 10.43

Maximum offering price per share (100/96.00 of $10.43)	$ 10.86
Class T: Net Asset Value and redemption price per share ($300,963 ÷ 28,870.9 shares)	$ 10.42

Maximum offering price per share (100/96.00 of $10.42)	$ 10.85
Class B: Net Asset Value and offering price per share ($30,026 ÷ 2,880.9 shares)A	$ 10.42

Class C: Net Asset Value and offering price per share ($101,833 ÷ 9,769.2 shares)A	$ 10.42

Government Income: Net Asset Value, offering price and redemption price per share ($4,321,327 ÷ 415,077.7 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($302,953 ÷ 29,060.5 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 76,058

Expenses
Management fee	$ 9,314
Transfer agent fees	3,344
Distribution and service plan fees	1,665
Fund wide operations fee	988
Independent trustees' compensation	12
Miscellaneous	12
Total expenses		15,335
Net investment income		60,723
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,918
Futures contracts	95
Swap agreements	(5,245)
Total net realized gain (loss)		62,768
Change in net unrealized appreciation (depreciation) on: Investment securities	(158,471)
Swap agreements	5,601
Delayed delivery commitments	3,809
Total change in net unrealized appreciation (depreciation)		(149,061)
Net gain (loss)		(86,293)
Net increase (decrease) in net assets resulting from operations		$ (25,570)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,723	$ 145,918
Net realized gain (loss)	62,768	139,116
Change in net unrealized appreciation (depreciation)	(149,061)	85,404
Net increase (decrease) in net assets resulting from operations	(25,570)	370,438
Distributions to shareholders from net investment income	(59,877)	(140,387)
Distributions to shareholders from net realized gain	(140,821)	(196,760)
Total distributions	(200,698)	(337,147)
Share transactions - net increase (decrease)	(352,327)	203,871
Total increase (decrease) in net assets	(578,595)	237,162

Net Assets
Beginning of period	6,015,174	5,778,012
End of period (including undistributed net investment income of $3,540 and undistributed net investment income of $2,694, respectively)	$ 5,436,579	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.097	.242	.356	.402	.311
Net realized and unrealized gain (loss)	(.156)	.424	.466	.387	.033
Total from investment operations	(.059)	.666	.822	.789	.344
Distributions from net investment income	(.095)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.351)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.43	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(.57)%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.77%	.80%	.77% A
Net investment income	1.80% A	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 379	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.098	.243	.357	.404	.306
Net realized and unrealized gain (loss)	(.166)	.425	.466	.387	.036
Total from investment operations	(.068)	.668	.823	.791	.342
Distributions from net investment income	(.096)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.352)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(.66)%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.76%	.78%	.79% A
Net investment income	1.81% A	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.058	.164	.278	.329	.251
Net realized and unrealized gain (loss)	(.166)	.425	.467	.387	.037
Total from investment operations	(.108)	.589	.745	.716	.288
Distributions from net investment income	(.056)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.312)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(1.02)%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50%	1.50% A
Net investment income	1.08% A	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.057	.163	.275	.326	.249
Net realized and unrealized gain (loss)	(.165)	.425	.468	.387	.033
Total from investment operations	(.108)	.588	.743	.713	.282
Distributions from net investment income	(.056)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.312)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(1.03)%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.51%	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.50% A	1.51%	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.50% A	1.51%	1.51%	1.53%	1.55% A
Net investment income	1.06% A	1.54%	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 102	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Income from Investment Operations
Net investment income D	.114	.275	.390	.438	.443	.429
Net realized and unrealized gain (loss)	(.156)	.415	.476	.378	.068	(.274)
Total from investment operations	(.042)	.690	.866	.816	.511	.155
Distributions from net investment income	(.112)	(.265)	(.386)	(.436)	(.456)	(.405)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	(.005)	-
Total distributions	(.368)	(.630)	(.486)	(.436)	(.461)	(.405)
Net asset value, end of period	$ 10.41	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Total Return B, C	(.41)%	6.69%	8.49%	8.25%	5.22%	1.56%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.44%
Net investment income	2.11% A	2.60%	3.65%	4.23%	4.42%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,321	$ 4,809	$ 4,638	$ 8,154	$ 6,118	$ 5,331
Portfolio turnover rate	420% A	355%	380% F	269%	164% F	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.110	.267	.385	.432	.329
Net realized and unrealized gain (loss)	(.166)	.425	.466	.388	.034
Total from investment operations	(.056)	.692	.851	.820	.363
Distributions from net investment income	(.108)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.364)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	(.54)%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.53%	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.53%	.51%	.51%	.53% A
Net investment income	2.04% A	2.52%	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	420% A	355%	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 118,841
Gross unrealized depreciation	(43,098)
Net unrealized appreciation (depreciation) on securities and other investments	$ 75,743

Tax cost	$ 6,434,719

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 95	$ -
Swap Agreements	(5,245)	5,601
Total Interest Rate Risk (a)(b)	$ (5,150)	$ 5,601

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $95 for futures contracts and $(5,245) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 527	$ 11
Class T	-%	.25%	409	-
Class B	.65%	.25%	157	114
Class C	.75%	.25%	572	107
			$ 1,665	$ 232

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	9
Class B	60
Class C	16
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 355.17
Class T	253.15
Class B	43.24
Class C	90.16
Government Income	2,351.10
Institutional Class	252.17
	$ 3,344

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 3,759	$ 9,342
Class T	2,937	6,865
Class B	184	606
Class C	596	1,669
Government Income	49,420	116,185
Institutional Class	2,981	5,720
Total	$ 59,877	$ 140,387
From net realized gain
Class A	$ 10,104	$ 14,726
Class T	7,830	10,744
Class B	853	1,543
Class C	2,724	4,162
Government Income	112,442	158,363
Institutional Class	6,868	7,222
Total	$ 140,821	$ 196,760

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	6,071	17,922	$ 65,107	$ 190,342
Reinvestment of distributions	1,156	1,943	12,308	20,562
Shares redeemed	(10,602)	(20,615)	(112,639)	(218,378)
Net increase (decrease)	(3,375)	(750)	$ (35,224)	$ (7,474)
Class T
Shares sold	5,075	13,716	$ 54,442	$ 145,586
Reinvestment of distributions	984	1,616	10,476	17,109
Shares redeemed	(8,116)	(14,473)	(86,528)	(153,287)
Net increase (decrease)	(2,057)	859	$ (21,610)	$ 9,408
Class B
Shares sold	201	1,036	$ 2,177	$ 11,019
Reinvestment of distributions	82	165	874	1,747
Shares redeemed	(900)	(2,202)	(9,613)	(23,321)
Net increase (decrease)	(617)	(1,001)	$ (6,562)	$ (10,555)
Class C
Shares sold	1,693	3,916	$ 18,182	$ 41,596
Reinvestment of distributions	228	390	2,427	4,131
Shares redeemed	(2,997)	(5,610)	(31,838)	(59,334)
Net increase (decrease)	(1,076)	(1,304)	$ (11,229)	$ (13,607)
Government Income
Shares sold	66,216	155,285	$ 707,086	$ 1,646,227
Reinvestment of distributions	14,567	24,826	154,944	262,396
Shares redeemed	(110,000)	(166,873)	(1,169,626)	(1,763,484)
Net increase (decrease)	(29,217)	13,238	$ (307,596)	$ 145,139
Institutional Class
Shares sold	6,299	13,487	$ 67,140	$ 143,092
Reinvestment of distributions	885	1,193	9,414	12,621
Shares redeemed	(4,364)	(7,047)	(46,660)	(74,753)
Net increase (decrease)	2,820	7,633	$ 29,894	$ 80,960

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-USAN-0311
1.864213.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	.76%
Actual		$ 1,000.00	$ 994.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.75%
Actual		$ 1,000.00	$ 993.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 989.80	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.50%
Actual		$ 1,000.00	$ 989.70	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 995.90	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 994.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.3	1.9
0.01 - 0.99%	8.9	7.5
1 - 1.99%	15.3	16.6
2 - 2.99%	12.7	8.3
3 - 3.99%	15.1	16.5
4 - 4.99%	14.9	17.0
5 - 5.99%	16.2	15.3
6 - 6.99%	7.6	6.5
7% and over	4.0	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2011
6 months ago
Years	6.0	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Mortgage Securities 39.6%		Mortgage Securities 32.2%
	CMOs and Other Mortgage Related Securities 9.3%		CMOs and Other Mortgage Related Securities 10.8%
	U.S. Treasury Obligations 48.6%		U.S. Treasury Obligations 53.3%
	U.S. Government Agency Obligations† 17.8%		U.S. Government Agency Obligations† 16.6%
	Short-Term Investments and Net Other Assets*** (15.3)%		Short-Term Investments and Net Other Assets*** (12.9)%
* Futures and Swaps	(2.5)%	** Futures and Swaps	(1.1)%

† Includes FDIC Guaranteed Corporate Securities.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.1%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,324
4.75% 11/19/12	2,000	2,149
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,626
1.5% 1/16/13	40,950	41,555
1.875% 6/21/13	97,650	100,032
Freddie Mac:
0.625% 12/28/12	103,830	103,831
1.375% 2/25/14	17,725	17,825
2.5% 1/7/14	26,670	27,646
4.125% 12/21/12	5,375	5,725
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	55,500	63,178
6.8% 2/15/12	12,199	12,246
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,069	3,275
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,263
5.66% 9/15/11 (a)	18,000	18,556
5.685% 5/15/12	24,035	25,653
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,120	4,363
Series 2002-20K Class 1, 5.08% 11/1/22	8,806	9,409
Series 2003-P10B, Class 1 5.136% 8/10/13	3,284	3,478
Series 2004-20H Class 1, 5.17% 8/1/24	2,650	2,840
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,311
5.375% 4/1/56	8,429	8,719
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		547,004
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	211,388	213,440
U.S. Treasury Obligations - 44.7%
U.S. Treasury Bonds:
3.875% 8/15/40	121,361	107,386
4.25% 11/15/40	21,096	19,946
4.375% 2/15/38	14,154	13,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5% 5/15/37	$ 55,700	$ 59,956
5.25% 2/15/29	78,950	88,584
6.125% 11/15/27	37,365	46,047
6.125% 8/15/29	2,877	3,559
6.25% 8/15/23	23,100	28,752
7.25% 5/15/16	51,167	64,598
7.5% 11/15/16	120,574	155,154
8% 11/15/21	14,605	20,529
9.875% 11/15/15	10,285	14,111
U.S. Treasury Notes:
0.5% 11/30/12	19,000	18,993
0.625% 12/31/12	42,188	42,256
0.75% 11/30/11	64,680	64,948
0.75% 12/15/13	88,576	88,126
0.875% 1/31/12	31,081	31,259
1% 12/31/11	64,001	64,424
1% 4/30/12	602	607
1% 1/15/14	208,152	208,363
1.25% 8/31/15	500	489
1.25% 10/31/15	29,580	28,780
1.375% 11/15/12	19,743	20,045
1.375% 11/30/15	3,611	3,527
1.75% 4/15/13	10	10
1.75% 7/31/15	28,800	28,841
1.875% 4/30/14	53,549	54,900
1.875% 8/31/17	47,000	44,955
1.875% 9/30/17	87,400	83,358
2.125% 5/31/15	18,669	19,054
2.125% 12/31/15	90,816	91,696
2.25% 11/30/17	10,000	9,738
2.375% 8/31/14	20,000	20,788
2.375% 9/30/14	13,017	13,524
2.375% 10/31/14	77,497	80,470
2.5% 6/30/17	10,000	9,981
2.625% 7/31/14	83,808	87,894
2.625% 4/30/16	30,591	31,451
2.625% 1/31/18	31,840	31,656
2.625% 8/15/20	42,940	40,488
2.625% 11/15/20	38,089	35,708
2.75% 11/30/16	18,530	18,970
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/19	$ 13,700	$ 13,500
3% 9/30/16	68,254	71,032
3.125% 8/31/13 (e)	36,935	39,174
3.125% 10/31/16	88,448	92,518
3.125% 1/31/17	60,773	63,332
3.5% 5/15/20	44,137	44,992
3.625% 8/15/19	33,225	34,627
3.625% 2/15/20	67,640	69,960
3.75% 11/15/18	15,801	16,774
4% 2/15/15	12,619	13,881
4.25% 11/15/17	27,475	30,283
4.5% 5/15/17	24,685	27,616
4.75% 8/15/17	12,983	14,724
TOTAL U.S. TREASURY OBLIGATIONS		2,430,121
Other Government Related - 7.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	6,060	6,185
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,855
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (b)	87,150	88,739
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,584
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	41,353
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,329
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,289
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,982
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	60,000	60,104
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,253
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,754
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,827
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	51,106	52,088
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,854
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	9,200	9,395
3.125% 12/1/11 (FDIC Guaranteed) (b)	790	808
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (f)	$ 13,567	$ 13,581
Series 2010-R3 Class 1A, 0.8238% 12/8/20 (NCUA Guaranteed) (f)	27,754	27,771
TOTAL OTHER GOVERNMENT RELATED		418,751
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,571,340)		3,609,316
U.S. Government Agency - Mortgage Securities - 39.6%

Fannie Mae - 26.2%
2.017% 10/1/33 (f)	347	358
2.142% 3/1/35 (f)	283	293
2.167% 10/1/33 (f)	152	157
2.194% 2/1/33 (f)	349	361
2.213% 7/1/35 (f)	141	146
2.243% 12/1/34 (f)	375	386
2.295% 11/1/33 (f)	974	1,015
2.316% 3/1/35 (f)	59	61
2.532% 7/1/34 (f)	182	190
2.553% 10/1/33 (f)	275	289
2.582% 3/1/35 (f)	182	191
2.589% 6/1/36 (f)	260	271
2.642% 7/1/35 (f)	2,254	2,377
2.733% 7/1/35 (f)	630	661
2.742% 11/1/36 (f)	220	231
2.839% 9/1/35 (f)	2,786	2,924
2.858% 2/1/34 (f)	113	119
3% 2/1/26 (c)	36,000	35,177
3.5% 2/1/26 (c)(d)	162,000	162,889
3.5% 2/1/26 (c)	172,000	172,943
3.5% 11/1/40 to 1/1/41	41,086	39,198
4% 9/1/13 to 11/1/40 (d)	81,202	81,032
4% 2/1/26 (c)	3,000	3,089
4% 2/1/26 (c)	3,000	3,089
4% 2/1/41 (c)	14,000	13,876
4.5% 6/1/25 to 11/1/40	72,611	74,305
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/26 (c)	$ 1,000	$ 1,048
4.5% 2/1/41 (c)(d)	30,000	30,670
4.5% 2/1/41 (c)(d)	22,000	22,491
4.5% 2/1/41 (c)	2,000	2,045
4.5% 2/1/41 (c)	2,000	2,045
4.5% 2/1/41 (c)(d)	18,000	18,402
4.5% 2/1/41 (c)(d)	13,000	13,290
4.5% 2/1/41 (c)(d)	12,000	12,268
4.5% 3/1/41 (c)	67,000	68,269
4.661% 2/1/34 (f)	2,947	3,074
4.667% 8/1/36 (f)	2,681	2,840
4.724% 2/1/36 (f)	751	785
5% 6/1/14 to 9/1/40	115,180	121,428
5% 2/1/41 (c)(d)	53,000	55,603
5% 2/1/41 (c)	59,000	61,898
5.5% 10/1/20 to 3/1/39	84,622	90,735
5.5% 2/1/41 (c)(d)	66,000	70,552
5.801% 5/1/36 (f)	687	717
5.804% 3/1/36 (f)	2,706	2,894
5.963% 3/1/37 (f)	595	636
6% 3/1/17 to 9/1/39	124,655	135,438
6% 2/1/41 (c)(d)	50,000	54,358
6% 2/1/41 (c)(d)	20,500	22,287
6.5% 2/1/12 to 4/1/37	17,728	19,615
6.5% 2/1/41 (c)(d)	11,000	12,244
7% 7/1/13 to 7/1/32	2,891	3,251
7.5% 7/1/11 to 4/1/29	20	23
8.5% 1/1/15 to 7/1/31	254	281
9% 5/1/14	187	195
9.5% 4/1/16 to 10/1/20	300	345
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	382	416
12.5% 8/1/15 to 3/1/16	1	1
		1,425,774
Freddie Mac - 4.9%
2.041% 3/1/35 (f)	1,340	1,377
2.108% 5/1/37 (f)	848	876
2.615% 6/1/35 (f)	771	812
2.663% 6/1/35 (f)	578	606
3.022% 7/1/35 (f)	1,943	2,053
3.352% 10/1/35 (f)	360	381
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.513% 3/1/33 (f)	$ 59	$ 62
3.71% 1/1/36 (f)	2,244	2,327
4.441% 2/1/36 (f)	168	177
4.5% 7/1/25 to 10/1/40	11,046	11,353
4.5% 2/1/41 (c)(d)	59,000	60,244
4.5% 3/1/41 (c)	59,000	60,041
5% 8/1/35 to 9/1/40	23,382	24,547
5.138% 4/1/35 (f)	291	307
5.5% 8/1/16 to 1/1/40	42,862	46,174
5.527% 1/1/36 (f)	2,076	2,170
6% 7/1/16 to 7/1/37	14,160	15,416
6.141% 7/1/36 (f)	884	933
6.5% 3/1/11 to 3/1/36	22,623	24,877
6.5% 2/1/41 (c)(d)	9,000	10,001
7% 4/1/11	0 *	0 *
7.5% 5/1/11 to 7/1/16	736	799
8.5% 5/1/17 to 9/1/29	124	142
9% 9/1/14 to 10/1/20	23	25
9.5% 5/1/17 to 8/1/21	144	163
9.75% 8/1/14	97	106
10% 11/15/18 to 8/1/21	9	10
11% 5/1/14	29	32
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	5	6
13% 6/1/14 to 6/1/15	2	2
		266,020
Ginnie Mae - 8.5%
4% 1/15/25 to 10/20/25	34,745	36,343
4% 2/1/41 (c)	10,000	10,027
4% 2/1/41 (c)	37,000	37,098
4.5% 3/15/40 to 6/15/40	24,499	25,487
4.5% 2/1/41 (c)	52,000	53,787
4.5% 2/1/41 (c)	22,000	22,756
4.5% 2/1/41 (c)(d)	15,000	15,518
5% 9/20/33 to 4/15/40	51,693	55,261
5% 2/1/41 (c)	1,300	1,380
5.492% 4/20/60 (i)	22,890	24,862
5.493% 11/20/59 (i)	28,188	30,662
5.5% 12/15/38 to 3/15/39	580	627
5.5% 1/20/60 (i)	27,513	29,889
5.5% 3/20/60 (i)	33,750	36,668
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 3/20/60 (i)	$ 29,684	$ 32,253
5.513% 2/20/60 (i)	25,184	27,374
6% 11/20/31 to 11/20/33	11,110	12,215
6.5% 3/20/31 to 10/15/35	7,552	8,515
7% 10/15/26 to 8/15/32	73	83
7.5% 3/15/28 to 8/15/29	66	75
8% 7/15/19 to 12/15/23	818	930
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	53	62
		461,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,135,430)		2,153,668
Collateralized Mortgage Obligations - 9.3%

U.S. Government Agency - 9.3%
Fannie Mae:
floater Series 2007-89 Class EF, 0.82% 9/25/37 (f)	10,662	10,673
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	769	849
Series 1993-207 Class H, 6.5% 11/25/23	11,556	12,989
Series 1993-240 Class PD, 6.25% 12/25/13	1,371	1,436
Series 1994-23 Class PZ, 6% 2/25/24	12,400	14,290
Series 1996-28 Class PK, 6.5% 7/25/25	2,240	2,487
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,376
Series 2006-45 Class OP, 6/25/36 (h)	4,178	3,689
Series 2006-62 Class KP, 4/25/36 (h)	9,052	7,468
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,647	1,870
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,204
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,471
Series 2006-127 Class FD, 0.54% 7/25/36 (f)	14,254	14,106
Series 2006-44 Class FK, 0.69% 6/25/36 (f)	5,174	5,158
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,504
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,860	370
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	11,913	10,103
Series 384 Class 6, 5% 7/25/37 (g)	13,563	2,320
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.24% 8/25/31 (f)	$ 383	$ 391
Series 2002-49 Class FB, 0.8613% 11/18/31 (f)	530	533
Series 2002-60 Class FV, 1.26% 4/25/32 (f)	223	228
Series 2002-75 Class FA, 1.26% 11/25/32 (f)	458	467
Series 2006-79 Class PF, 0.66% 8/25/36 (f)	11,583	11,547
Series 2008-76 Class EF, 0.76% 9/25/23 (f)	6,357	6,361
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,933
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,572
Series 2005-102 Class CO, 11/25/35 (h)	4,148	3,582
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,328
Series 2006-12 Class BO, 10/25/35 (h)	18,545	16,003
Series 2006-37 Class OW, 5/25/36 (h)	4,606	3,812
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,492	3,845
Series 2001-20 Class Z, 6% 5/25/31	10,772	11,811
Series 2001-46 Class ZG, 6% 9/25/31	3,919	4,311
Series 2002-79 Class Z, 5.5% 11/25/22	8,078	8,717
Series 2005-117, Class JN, 4.5% 1/25/36	645	648
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,225
Freddie Mac:
planned amortization class Series 2115 Class PE, 6% 1/15/14	262	276
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,230	1,353
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (f)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	666	668
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8613% 2/15/32 (f)	289	291
Series 2630 Class FL, 0.7613% 6/15/18 (f)	523	528
Series 3008 Class SM, 0% 7/15/35 (f)	141	140
Series 3279 Class FB, 0.5813% 2/15/37 (f)	5,072	5,031
Series 3346 Class FA, 0.4913% 2/15/19 (f)	12,002	11,996
planned amortization class:
Series 1141 Class G, 9% 9/15/21	209	239
Series 2006-15 Class OP, 3/25/36 (h)	5,504	4,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 243	$ 262
Series 2376 Class JE, 5.5% 11/15/16	1,619	1,734
Series 2381 Class OG, 5.5% 11/15/16	1,112	1,188
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,316
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,879
Series 2682 Class LD, 4.5% 10/15/33	777	800
Series 2802 Class OB, 6% 5/15/34	10,455	11,511
Series 2810 Class PD, 6% 6/15/33	815	861
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,206
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,154
Series 3110 Class OP, 9/15/35 (h)	11,021	9,046
Series 3119 Class PO, 2/15/36 (h)	13,546	11,143
Series 3121 Class KO, 3/15/36 (h)	4,089	3,489
Series 3123 Class LO, 3/15/36 (h)	8,820	7,201
Series 3145 Class GO, 4/15/36 (h)	7,879	6,494
Series 3147 Class PF, 0.5613% 4/15/36 (f)	12,885	12,897
Series 3741 Class YU, 3.5% 11/15/22	13,420	13,601
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,464	1,613
Series 2281 Class ZB, 6% 3/15/30	2,523	2,775
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,117
Series 2570 Class CU, 4.5% 7/15/17	488	501
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,868
Series 2601 Class TB, 5.5% 4/15/23	869	950
Series 2729 Class GB, 5% 1/15/19	7,359	7,862
Series 2773 Class HC, 4.5% 4/15/19	704	746
Series 2860 Class CP, 4% 10/15/17	259	259
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,000
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,194
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,679
Series 3013 Class VJ, 5% 1/15/14	1,069	1,124
Series 2863 Class DB, 4% 9/15/14	632	645
Series 3772 Class BI, 4.5% 10/15/18 (g)	16,056	1,407
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,290	5,802
Series 2877 Class JC, 5% 10/15/34	260	269
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5906% 7/20/60 (f)(i)	14,405	14,232
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
floater:
Series 2010-H18 Class AF, 0.5538% 9/1/60 (f)(i)	$ 14,839	$ 14,765
Series 2010-H19 Class FG, 0.5656% 8/20/60 (f)(i)	18,986	18,682
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,627	2,997
Series 2004-79 Class FA, 0.5606% 1/20/31 (f)	5,025	5,032
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,584)		503,051
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $244,427)	$ 244,429	244,427
TOTAL INVESTMENT PORTFOLIO - 119.8% (Cost $6,435,781)		6,510,462
NET OTHER ASSETS (LIABILITIES) - (19.8)%		(1,073,883)
NET ASSETS - 100%		$ 5,436,579
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 84,000	$ (308)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	331
		$ 134,000	$ 23
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,556,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $377,399,000 or 6.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,061,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount repesents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$244,427,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 11,501
Bank of America NA	74,921
Barclays Capital, Inc.	5,853
Citigroup Global Markets, Inc.	6,765
Credit Agricole Securities (USA), Inc.	9,365
Deutsche Bank Securities, Inc.	7,024
HSBC Securities (USA), Inc.	28,096
J.P. Morgan Securities, Inc.	9,365
Merrill Lynch Government Securities, Inc.	8,429
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,357
Mizuho Securities USA, Inc.	42,144
Societe Generale, New York Branch	18,730
Wells Fargo Securities LLC	12,877
$ 244,427
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 331	$ (308)
Total Value of Derivatives	$ 331	$ (308)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $244,427) - See accompanying schedule: Unaffiliated issuers (cost $6,435,781)		$ 6,510,462
Commitment to sell securities on a delayed delivery basis	$ (594,237)
Receivable for securities sold on a delayed delivery basis	594,169	(68)
Receivable for investments sold Regular delivery		64,692
Delayed delivery		293
Receivable for fund shares sold		14,802
Interest receivable		32,797
Unrealized appreciation on swap agreements		331
Other receivables		758
Total assets		6,624,067

Liabilities
Payable to custodian bank	$ 292
Payable for investments purchased Regular delivery	58,102
Delayed delivery	1,113,210
Payable for fund shares redeemed	11,958
Distributions payable	478
Unrealized depreciation on swap agreements	308
Accrued management fee	1,444
Distribution and service plan fees payable	255
Other affiliated payables	684
Other payables and accrued expenses	757
Total liabilities		1,187,488

Net Assets		$ 5,436,579
Net Assets consist of:
Paid in capital		$ 5,353,039
Undistributed net investment income		3,540
Accumulated undistributed net realized gain (loss) on investments		5,364
Net unrealized appreciation (depreciation) on investments		74,636
Net Assets		$ 5,436,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,477 ÷ 36,397.7 shares)	$ 10.43

Maximum offering price per share (100/96.00 of $10.43)	$ 10.86
Class T: Net Asset Value and redemption price per share ($300,963 ÷ 28,870.9 shares)	$ 10.42

Maximum offering price per share (100/96.00 of $10.42)	$ 10.85
Class B: Net Asset Value and offering price per share ($30,026 ÷ 2,880.9 shares)A	$ 10.42

Class C: Net Asset Value and offering price per share ($101,833 ÷ 9,769.2 shares)A	$ 10.42

Government Income: Net Asset Value, offering price and redemption price per share ($4,321,327 ÷ 415,077.7 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($302,953 ÷ 29,060.5 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 76,058

Expenses
Management fee	$ 9,314
Transfer agent fees	3,344
Distribution and service plan fees	1,665
Fund wide operations fee	988
Independent trustees' compensation	12
Miscellaneous	12
Total expenses		15,335
Net investment income		60,723
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,918
Futures contracts	95
Swap agreements	(5,245)
Total net realized gain (loss)		62,768
Change in net unrealized appreciation (depreciation) on: Investment securities	(158,471)
Swap agreements	5,601
Delayed delivery commitments	3,809
Total change in net unrealized appreciation (depreciation)		(149,061)
Net gain (loss)		(86,293)
Net increase (decrease) in net assets resulting from operations		$ (25,570)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,723	$ 145,918
Net realized gain (loss)	62,768	139,116
Change in net unrealized appreciation (depreciation)	(149,061)	85,404
Net increase (decrease) in net assets resulting from operations	(25,570)	370,438
Distributions to shareholders from net investment income	(59,877)	(140,387)
Distributions to shareholders from net realized gain	(140,821)	(196,760)
Total distributions	(200,698)	(337,147)
Share transactions - net increase (decrease)	(352,327)	203,871
Total increase (decrease) in net assets	(578,595)	237,162

Net Assets
Beginning of period	6,015,174	5,778,012
End of period (including undistributed net investment income of $3,540 and undistributed net investment income of $2,694, respectively)	$ 5,436,579	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.097	.242	.356	.402	.311
Net realized and unrealized gain (loss)	(.156)	.424	.466	.387	.033
Total from investment operations	(.059)	.666	.822	.789	.344
Distributions from net investment income	(.095)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.351)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.43	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(.57)%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.77%	.80%	.77% A
Net investment income	1.80% A	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 379	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.098	.243	.357	.404	.306
Net realized and unrealized gain (loss)	(.166)	.425	.466	.387	.036
Total from investment operations	(.068)	.668	.823	.791	.342
Distributions from net investment income	(.096)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.352)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(.66)%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.76%	.78%	.79% A
Net investment income	1.81% A	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.058	.164	.278	.329	.251
Net realized and unrealized gain (loss)	(.166)	.425	.467	.387	.037
Total from investment operations	(.108)	.589	.745	.716	.288
Distributions from net investment income	(.056)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.312)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(1.02)%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50%	1.50% A
Net investment income	1.08% A	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.057	.163	.275	.326	.249
Net realized and unrealized gain (loss)	(.165)	.425	.468	.387	.033
Total from investment operations	(.108)	.588	.743	.713	.282
Distributions from net investment income	(.056)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.312)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	(1.03)%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.51%	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.50% A	1.51%	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.50% A	1.51%	1.51%	1.53%	1.55% A
Net investment income	1.06% A	1.54%	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 102	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	420% A	355%	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Income from Investment Operations
Net investment income D	.114	.275	.390	.438	.443	.429
Net realized and unrealized gain (loss)	(.156)	.415	.476	.378	.068	(.274)
Total from investment operations	(.042)	.690	.866	.816	.511	.155
Distributions from net investment income	(.112)	(.265)	(.386)	(.436)	(.456)	(.405)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	(.005)	-
Total distributions	(.368)	(.630)	(.486)	(.436)	(.461)	(.405)
Net asset value, end of period	$ 10.41	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Total Return B, C	(.41)%	6.69%	8.49%	8.25%	5.22%	1.56%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.44%
Net investment income	2.11% A	2.60%	3.65%	4.23%	4.42%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,321	$ 4,809	$ 4,638	$ 8,154	$ 6,118	$ 5,331
Portfolio turnover rate	420% A	355%	380% F	269%	164% F	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.110	.267	.385	.432	.329
Net realized and unrealized gain (loss)	(.166)	.425	.466	.388	.034
Total from investment operations	(.056)	.692	.851	.820	.363
Distributions from net investment income	(.108)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.364)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.42	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	(.54)%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.53%	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.53%	.51%	.51%	.53% A
Net investment income	2.04% A	2.52%	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	420% A	355%	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 118,841
Gross unrealized depreciation	(43,098)
Net unrealized appreciation (depreciation) on securities and other investments	$ 75,743

Tax cost	$ 6,434,719

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 95	$ -
Swap Agreements	(5,245)	5,601
Total Interest Rate Risk (a)(b)	$ (5,150)	$ 5,601

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $95 for futures contracts and $(5,245) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 527	$ 11
Class T	-%	.25%	409	-
Class B	.65%	.25%	157	114
Class C	.75%	.25%	572	107
			$ 1,665	$ 232

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	9
Class B	60
Class C	16
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 355.17
Class T	253.15
Class B	43.24
Class C	90.16
Government Income	2,351.10
Institutional Class	252.17
	$ 3,344

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 3,759	$ 9,342
Class T	2,937	6,865
Class B	184	606
Class C	596	1,669
Government Income	49,420	116,185
Institutional Class	2,981	5,720
Total	$ 59,877	$ 140,387
From net realized gain
Class A	$ 10,104	$ 14,726
Class T	7,830	10,744
Class B	853	1,543
Class C	2,724	4,162
Government Income	112,442	158,363
Institutional Class	6,868	7,222
Total	$ 140,821	$ 196,760

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	6,071	17,922	$ 65,107	$ 190,342
Reinvestment of distributions	1,156	1,943	12,308	20,562
Shares redeemed	(10,602)	(20,615)	(112,639)	(218,378)
Net increase (decrease)	(3,375)	(750)	$ (35,224)	$ (7,474)
Class T
Shares sold	5,075	13,716	$ 54,442	$ 145,586
Reinvestment of distributions	984	1,616	10,476	17,109
Shares redeemed	(8,116)	(14,473)	(86,528)	(153,287)
Net increase (decrease)	(2,057)	859	$ (21,610)	$ 9,408
Class B
Shares sold	201	1,036	$ 2,177	$ 11,019
Reinvestment of distributions	82	165	874	1,747
Shares redeemed	(900)	(2,202)	(9,613)	(23,321)
Net increase (decrease)	(617)	(1,001)	$ (6,562)	$ (10,555)
Class C
Shares sold	1,693	3,916	$ 18,182	$ 41,596
Reinvestment of distributions	228	390	2,427	4,131
Shares redeemed	(2,997)	(5,610)	(31,838)	(59,334)
Net increase (decrease)	(1,076)	(1,304)	$ (11,229)	$ (13,607)
Government Income
Shares sold	66,216	155,285	$ 707,086	$ 1,646,227
Reinvestment of distributions	14,567	24,826	154,944	262,396
Shares redeemed	(110,000)	(166,873)	(1,169,626)	(1,763,484)
Net increase (decrease)	(29,217)	13,238	$ (307,596)	$ 145,139
Institutional Class
Shares sold	6,299	13,487	$ 67,140	$ 143,092
Reinvestment of distributions	885	1,193	9,414	12,621
Shares redeemed	(4,364)	(7,047)	(46,660)	(74,753)
Net increase (decrease)	2,820	7,633	$ 29,894	$ 80,960

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-USAN-0311
1.834234.104

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Income Replacement 2016 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 Fund	<Click Here> < <Click Here> < <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,061.40	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,060.10	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.50	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,062.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,074.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2018 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.10	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,077.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,077.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,087.40	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,086.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,083.40	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,088.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,088.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,095.60	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,094.20	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,091.40	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,097.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,096.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,101.60	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,100.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2024 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,097.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,102.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,102.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,105.70	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,104.40	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,101.70	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,107.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,107.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,109.30	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,108.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,105.00	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,110.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,110.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,112.50	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,110.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2030 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,108.30	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,113.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,113.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,115.00	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,113.80	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,111.00	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,116.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,116.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,118.10	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,116.70	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,113.90	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,119.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,119.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,121.50	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,119.90	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2036 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,117.30	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,122.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,122.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,125.50	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,124.00	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,121.40	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,127.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,126.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,130.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,128.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,125.70	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,131.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,131.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,132.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,130.90	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2042 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,127.90	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,133.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,133.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.7	2.9
Fidelity Disciplined Equity Fund	2.8	3.0
Fidelity Equity-Income Fund	2.8	3.1
Fidelity Large Cap Core Enhanced Index Fund	4.5	4.9
Fidelity Series 100 Index Fund	3.4	3.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	1.8	2.0
	22.5	24.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.3
Fidelity Strategic Real Return Fund	8.5	8.5
Fidelity Total Bond Fund	25.4	25.1
	42.4	41.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.6
Fidelity Short-Term Bond Fund	16.6	15.7
	33.3	31.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.3%

Expected
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	15,787	$ 289,373
Fidelity Disciplined Equity Fund	12,970	301,162
Fidelity Equity-Income Fund	6,609	301,162
Fidelity Large Cap Core Enhanced Index Fund	55,056	482,289
Fidelity Series 100 Index Fund	40,475	362,252
Fidelity Series Broad Market Opportunities Fund	46,915	482,288
Fidelity Series Small Cap Opportunities Fund	17,634	192,915
TOTAL DOMESTIC EQUITY FUNDS		2,411,441
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,861	193,987
TOTAL EQUITY FUNDS (Cost $2,327,382)		2,605,428
Fixed-Income Funds - 42.4%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund	87,305	$ 908,846
Fidelity Strategic Real Return Fund	93,695	908,846
Fidelity Total Bond Fund	253,768	2,725,464
TOTAL FIXED-INCOME FUNDS (Cost $4,354,464)		4,543,156
Short-Term Funds - 33.3%

Fidelity Institutional Money Market Portfolio Institutional Class	1,784,703	1,784,703
Fidelity Short-Term Bond Fund	210,432	1,784,467
TOTAL SHORT-TERM FUNDS (Cost $3,545,981)		3,569,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,227,827)		10,717,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,308)
NET ASSETS - 100%		$ 10,715,446
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $245,395 of which $11,321 and $234,074 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $10,227,827) - See accompanying schedule		$ 10,717,754
Cash		11
Receivable for investments sold		130,215
Total assets		10,847,980

Liabilities
Payable for investments purchased	$ 69,616
Payable for fund shares redeemed	61,267
Distribution and service plan fees payable	1,651
Total liabilities		132,534

Net Assets		$ 10,715,446
Net Assets consist of:
Paid in capital		$ 10,823,220
Undistributed net investment income		2,916
Accumulated undistributed net realized gain (loss) on investments		(600,617)
Net unrealized appreciation (depreciation) on investments		489,927
Net Assets		$ 10,715,446
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,057,157 ÷ 41,836.9 shares)		$ 49.17

Maximum offering price per share (100/94.25 of $49.17)		$ 52.17
Class T: Net Asset Value and redemption price per share ($636,574 ÷ 12,947.1 shares)		$ 49.17

Maximum offering price per share (100/96.50 of $49.17)		$ 50.95

Class C: Net Asset Value and offering price per share ($1,143,432 ÷ 23,259.5 shares)A		$ 49.16

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,739,718 ÷ 137,040.0 shares)		$ 49.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($138,565 ÷ 2,817.4 shares)		$ 49.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 123,564

Expenses
Distribution and service plan fees	$ 9,905
Independent trustees' compensation	21
Total expenses before reductions	9,926
Expense reductions	(21)	9,905
Net investment income (loss)		113,659
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(124,567)
Capital gain distributions from underlying funds	78,190
Total net realized gain (loss)		(46,377)
Change in net unrealized appreciation (depreciation) on underlying funds		606,670
Net gain (loss)		560,293
Net increase (decrease) in net assets resulting from operations		$ 673,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,659	$ 190,860
Net realized gain (loss)	(46,377)	(128,722)
Change in net unrealized appreciation (depreciation)	606,670	877,831
Net increase (decrease) in net assets resulting from operations	673,952	939,969
Distributions to shareholders from net investment income	(114,553)	(190,322)
Distributions to shareholders from net realized gain	(58,747)	(25,833)
Total distributions	(173,300)	(216,155)
Share transactions - net increase (decrease)	(859,062)	1,239,040
Total increase (decrease) in net assets	(358,410)	1,962,854

Net Assets
Beginning of period	11,073,856	9,111,002
End of period (including undistributed net investment income of $2,916 and undistributed net investment income of $3,810, respectively)	$ 10,715,446	$ 11,073,856

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.831	1.118	1.233
Net realized and unrealized gain (loss)	2.400	3.539	(3.686)	(2.204)
Total from investment operations	2.874	4.370	(2.568)	(.971)
Distributions from net investment income	(.483)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.744)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.17	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	6.14%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	1.96%A	1.80%	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.413	.716	1.025	1.128
Net realized and unrealized gain (loss)	2.402	3.540	(3.690)	(2.219)
Total from investment operations	2.815	4.256	(2.665)	(1.091)
Distributions from net investment income	(.424)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.685)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.17	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	6.01%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	1.71%A	1.55%	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 637	$ 638	$ 499	$ 673
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.292	.485	.822	.904
Net realized and unrealized gain (loss)	2.405	3.531	(3.689)	(2.227)
Total from investment operations	2.697	4.016	(2.867)	(1.323)
Distributions from net investment income	(.306)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.567)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.16	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	5.75%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.21%A	1.05%	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,143	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31,2011	Years ended July 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.534	.948	1.231	1.356
Net realized and unrealized gain (loss)	2.401	3.539	(3.692)	(2.217)
Total from investment operations	2.935	4.487	(2.461)	(.861)
Distributions from net investment income	(.544)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.805)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.18	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	6.27%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	2.21% A	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,740	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.533	.947	1.235	1.370
Net realized and unrealized gain (loss)	2.402	3.530	(3.686)	(2.231)
Total from investment operations	2.935	4.477	(2.451)	(.861)
Distributions from net investment income	(.544)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.805)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.18	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	6.27%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	2.21%A	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 109	$ 184
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.5	3.7
Fidelity Disciplined Equity Fund	3.7	3.8
Fidelity Equity-Income Fund	3.7	3.9
Fidelity Large Cap Core Enhanced Index Fund	5.9	6.2
Fidelity Series 100 Index Fund	4.4	4.7
Fidelity Series Broad Market Opportunities Fund	5.9	6.2
Fidelity Series Small Cap Opportunities Fund	2.4	2.5
	29.5	31.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	1.1
Fidelity Strategic Income Fund	0.8	1.1
	1.7	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.6
Fidelity Strategic Real Return Fund	7.8	7.7
Fidelity Total Bond Fund	23.3	22.9
	38.9	38.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	12.7
Fidelity Short-Term Bond Fund	13.5	12.7
	27.0	25.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	31.0%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.2%
Short-Term Funds	25.4%

Expected
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,244	$ 206,109
Fidelity Disciplined Equity Fund	9,254	214,867
Fidelity Equity-Income Fund	4,715	214,867
Fidelity Large Cap Core Enhanced Index Fund	39,258	343,904
Fidelity Series 100 Index Fund	28,835	258,074
Fidelity Series Broad Market Opportunities Fund	33,454	343,904
Fidelity Series Small Cap Opportunities Fund	12,596	137,795
TOTAL DOMESTIC EQUITY FUNDS		1,719,520
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,116	169,324
TOTAL EQUITY FUNDS (Cost $1,870,401)		1,888,844
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund	5,253	50,797
Fidelity Strategic Income Fund	4,544	50,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,594

	Shares	Value
Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund	43,580	$ 453,673
Fidelity Strategic Real Return Fund	46,770	453,673
Fidelity Total Bond Fund	126,833	1,362,185
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,269,531
TOTAL FIXED-INCOME FUNDS (Cost $2,300,361)		2,371,125
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class	789,402	789,402
Fidelity Short-Term Bond Fund	93,090	789,402
TOTAL SHORT-TERM FUNDS (Cost $1,572,383)		1,578,804
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,743,145)		5,838,773
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$ 5,838,336
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $534,410 of which $123,548 and $410,862 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,743,145) - See accompanying schedule		$ 5,838,773
Receivable for investments sold		49,743
Total assets		5,888,516

Liabilities
Payable for investments purchased	$ 49,749
Distribution and service plan fees payable	431
Total liabilities		50,180

Net Assets		$ 5,838,336
Net Assets consist of:
Paid in capital		$ 6,434,781
Undistributed net investment income		1,608
Accumulated undistributed net realized gain (loss) on investments		(693,681)
Net unrealized appreciation (depreciation) on investments		95,628
Net Assets		$ 5,838,336
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,117,749 ÷ 22,704.4 shares)		$ 49.23

Maximum offering price per share (100/94.25 of $49.23)		$ 52.23
Class T: Net Asset Value and redemption price per share ($52,337 ÷ 1,062.3 shares)		$ 49.27

Maximum offering price per share (100/96.50 of $49.27)		$ 51.06

Class C: Net Asset Value and offering price per share ($202,288 ÷ 4,110.8 shares)A		$ 49.21

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,097,222 ÷ 83,204.2 shares)		$ 49.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,740 ÷ 7,487.5 shares)		$ 49.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,884

Expenses
Distribution and service plan fees	$ 2,656
Independent trustees' compensation	11
Total expenses before reductions	2,667
Expense reductions	(11)	2,656
Net investment income (loss)		65,228
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(26,570)
Capital gain distributions from underlying funds	38,528
Total net realized gain (loss)		11,958
Change in net unrealized appreciation (depreciation) on underlying funds		357,615
Net gain (loss)		369,573
Net increase (decrease) in net assets resulting from operations		$ 434,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,228	$ 103,982
Net realized gain (loss)	11,958	(68,006)
Change in net unrealized appreciation (depreciation)	357,615	484,491
Net increase (decrease) in net assets resulting from operations	434,801	520,467
Distributions to shareholders from net investment income	(65,436)	(103,950)
Distributions to shareholders from net realized gain	(28,806)	(13,543)
Total distributions	(94,242)	(117,493)
Share transactions - net increase (decrease)	66,549	211,898
Total increase (decrease) in net assets	407,108	614,872

Net Assets
Beginning of period	5,431,228	4,816,356
End of period (including undistributed net investment income of $1,608 and undistributed net investment income of $1,816, respectively)	$ 5,838,336	$ 5,431,228

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.501	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.017	3.763	(4.138)	(2.454)
Total from investment operations	3.518	4.599	(3.046)	(1.291)
Distributions from net investment income	(.501)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.738)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.23	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	7.61%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	2.09%A	1.83%	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.440	.722	.989	1.075
Net realized and unrealized gain (loss)	3.028	3.759	(4.128)	(2.483)
Total from investment operations	3.468	4.481	(3.139)	(1.408)
Distributions from net investment income	(.441)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.678)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.27	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	7.49%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	1.83%A	1.58%	2.44%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 52	$ 91	$ 154
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.320	.495	.786	.836
Net realized and unrealized gain (loss)	3.019	3.760	(4.122)	(2.476)
Total from investment operations	3.339	4.255	(3.336)	(1.640)
Distributions from net investment income	(.322)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.559)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.21	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	7.21%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.34%A	1.08%	1.94%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 202	$ 201	$ 131	$ 365
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.561	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.016	3.761	(4.138)	(2.469)
Total from investment operations	3.577	4.711	(2.936)	(1.189)
Distributions from net investment income	(.560)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.797)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.24	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	7.74%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	2.34%A	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,097	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.561	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.026	3.761	(4.121)	(2.474)
Total from investment operations	3.587	4.711	(2.946)	(1.179)
Distributions from net investment income	(.560)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.797)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.25	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	7.76%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	2.34%A	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 369	$ 350	$ 326	$ 214
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.2	4.3
Fidelity Disciplined Equity Fund	4.3	4.4
Fidelity Equity-Income Fund	4.3	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.0	7.2
Fidelity Series 100 Index Fund	5.2	5.4
Fidelity Series Broad Market Opportunities Fund	7.0	7.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	34.8	35.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.5
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.1
Fidelity Strategic Real Return Fund	7.2	7.2
Fidelity Total Bond Fund	21.6	21.3
	36.0	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.6
Fidelity Short-Term Bond Fund	11.2	10.7
	22.5	21.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.9%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.3%

Expected
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,599	$ 175,949
Fidelity Disciplined Equity Fund	7,886	183,105
Fidelity Equity-Income Fund	4,018	183,105
Fidelity Large Cap Core Enhanced Index Fund	33,444	292,968
Fidelity Series 100 Index Fund	24,550	219,726
Fidelity Series Broad Market Opportunities Fund	28,499	292,968
Fidelity Series Small Cap Opportunities Fund	10,696	117,019
TOTAL DOMESTIC EQUITY FUNDS		1,464,840
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,896	162,059
TOTAL EQUITY FUNDS (Cost $1,402,682)		1,626,899
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	6,094	58,930
Fidelity Strategic Income Fund	5,271	58,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,860

	Shares	Value
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund	29,154	$ 303,491
Fidelity Strategic Real Return Fund	31,288	303,492
Fidelity Total Bond Fund	84,696	909,634
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,516,617
TOTAL FIXED-INCOME FUNDS (Cost $1,556,030)		1,634,477
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class	473,969	473,969
Fidelity Short-Term Bond Fund	55,893	473,969
TOTAL SHORT-TERM FUNDS (Cost $940,842)		947,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,899,554)	4,209,314
NET OTHER ASSETS (LIABILITIES) - 0.0%	(453)
NET ASSETS - 100%	$ 4,208,861
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $122,224 of which $3,778 and $118,446 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,899,554) - See accompanying schedule		$ 4,209,314
Receivable for investments sold		27,295
Total assets		4,236,609

Liabilities
Payable for investments purchased	$ 27,300
Distribution and service plan fees payable	448
Total liabilities		27,748

Net Assets		$ 4,208,861
Net Assets consist of:
Paid in capital		$ 4,127,939
Undistributed net investment income		1,051
Accumulated undistributed net realized gain (loss) on investments		(229,889)
Net unrealized appreciation (depreciation) on investments		309,760
Net Assets		$ 4,208,861
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($630,977 ÷ 12,779 shares)		$ 49.38

Maximum offering price per share (100/94.25 of $49.38)		$ 52.39
Class T: Net Asset Value and redemption price per share ($145,366 ÷ 2,944 shares)		$ 49.38

Maximum offering price per share (100/96.50 of $49.38)		$ 51.17

Class C: Net Asset Value and offering price per share ($290,075 ÷ 5,878 shares)A		$ 49.35

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,089,160 ÷ 62,559 shares)		$ 49.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,283 ÷ 1,079 shares)		$ 49.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,428

Expenses
Distribution and service plan fees	$ 2,651
Independent trustees' compensation	7
Total expenses before reductions	2,658
Expense reductions	(7)	2,651
Net investment income (loss)		40,777
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,356)
Capital gain distributions from underlying funds	22,741
Total net realized gain (loss)		19,385
Change in net unrealized appreciation (depreciation) on underlying funds		241,426
Net gain (loss)		260,811
Net increase (decrease) in net assets resulting from operations		$ 301,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,777	$ 58,358
Net realized gain (loss)	19,385	(17,761)
Change in net unrealized appreciation (depreciation)	241,426	270,430
Net increase (decrease) in net assets resulting from operations	301,588	311,027
Distributions to shareholders from net investment income	(40,738)	(58,210)
Distributions to shareholders from net realized gain	(16,958)	(7,714)
Total distributions	(57,696)	(65,924)
Share transactions - net increase (decrease)	655,215	451,360
Total increase (decrease) in net assets	899,107	696,463

Net Assets
Beginning of period	3,309,754	2,613,291
End of period (including undistributed net investment income of $1,051 and undistributed net investment income of $1,012, respectively)	$ 4,208,861	$ 3,309,754

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.513	.812	1.027	1.085
Net realized and unrealized gain (loss)	3.500	3.930	(4.465)	(2.692)
Total from investment operations	4.013	4.742	(3.438)	(1.607)
Distributions from net investment income	(.504)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.723)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	8.74%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.14% A	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 631	$ 607	$ 502	$ 503
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.453	.696	.926	.985
Net realized and unrealized gain (loss)	3.500	3.928	(4.460)	(2.707)
Total from investment operations	3.953	4.624	(3.534)	(1.722)
Distributions from net investment income	(.444)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.663)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	8.61%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.89% A	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145	$ 134	$ 171	$ 187
Portfolio turnover rate	41% A	38%	60%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.333	.473	.736	.755
Net realized and unrealized gain (loss)	3.498	3.923	(4.471)	(2.699)
Total from investment operations	3.831	4.396	(3.735)	(1.944)
Distributions from net investment income	(.322)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.541)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.35	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	8.34%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.39% A	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 295	$ 221	$ 275
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.925	1.125	1.190
Net realized and unrealized gain (loss)	3.499	3.919	(4.464)	(2.677)
Total from investment operations	4.072	4.844	(3.339)	(1.487)
Distributions from net investment income	(.563)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.782)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	8.88%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.39% A	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,089	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.928	1.138	1.215
Net realized and unrealized gain (loss)	3.499	3.916	(4.477)	(2.702)
Total from investment operations	4.072	4.844	(3.339)	(1.487)
Distributions from net investment income	(.563)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.782)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	8.88%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.39% A	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53	$ 49	$ 95	$ 163
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.6	4.7
Fidelity Disciplined Equity Fund	4.8	4.9
Fidelity Equity-Income Fund	4.8	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.8	7.9
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	7.8	7.9
Fidelity Series Small Cap Opportunities Fund	3.1	3.2
	38.7	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.9
Fidelity Strategic Income Fund	1.8	1.8
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.6
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.3	20.0
	33.8	33.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	9.2
Fidelity Short-Term Bond Fund	9.6	9.2
	19.2	18.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.1%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.4%

Expected
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,801	$ 142,997
Fidelity Disciplined Equity Fund	6,423	149,147
Fidelity Equity-Income Fund	3,273	149,147
Fidelity Large Cap Core Enhanced Index Fund	27,206	238,328
Fidelity Series 100 Index Fund	19,963	178,669
Fidelity Series Broad Market Opportunities Fund	23,184	238,328
Fidelity Series Small Cap Opportunities Fund	8,714	95,331
TOTAL DOMESTIC EQUITY FUNDS		1,191,947
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,432	146,687
TOTAL EQUITY FUNDS (Cost $1,373,374)		1,338,634
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	5,597	54,124
Fidelity Strategic Income Fund	4,841	54,124
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,248

	Shares	Value
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund	19,940	$ 207,576
Fidelity Strategic Real Return Fund	21,400	207,576
Fidelity Total Bond Fund	58,097	623,959
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,039,111
TOTAL FIXED-INCOME FUNDS (Cost $1,116,176)		1,147,359
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class	294,604	294,604
Fidelity Short-Term Bond Fund	34,741	294,604
TOTAL SHORT-TERM FUNDS (Cost $587,674)		589,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,077,224)	3,075,201
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73)
NET ASSETS - 100%	$ 3,075,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $545,422 of which $64,025 and $481,397 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $109,973 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,077,224) - See accompanying schedule		$ 3,075,201
Receivable for investments sold		16,946
Receivable for fund shares sold		3,000
Total assets		3,095,147

Liabilities
Payable for investments purchased	$ 19,940
Distribution and service plan fees payable	79
Total liabilities		20,019

Net Assets		$ 3,075,128
Net Assets consist of:
Paid in capital		$ 3,778,963
Undistributed net investment income		791
Accumulated undistributed net realized gain (loss) on investments		(702,603)
Net unrealized appreciation (depreciation) on investments		(2,023)
Net Assets		$ 3,075,128
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,193 ÷ 1,467.6 shares)		$ 49.19

Maximum offering price per share (100/94.25 of $49.19)		$ 52.19
Class T: Net Asset Value and redemption price per share ($78,280 ÷ 1,591.6 shares)		$ 49.18

Maximum offering price per share (100/96.50 of $49.18)		$ 50.96

Class C: Net Asset Value and offering price per share ($37,158 ÷ 755.2 shares)A		$ 49.20

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,883,136 ÷ 58,624.5 shares)		$ 49.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,361 ÷ 88.7 shares)		$ 49.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,877

Expenses
Distribution and service plan fees	$ 461
Independent trustees' compensation	5
Total expenses before reductions	466
Expense reductions	(5)	461
Net investment income (loss)		33,416
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,224)
Capital gain distributions from underlying funds	16,889
Total net realized gain (loss)		2,665
Change in net unrealized appreciation (depreciation) on underlying funds		217,883
Net gain (loss)		220,548
Net increase (decrease) in net assets resulting from operations		$ 253,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,416	$ 57,048
Net realized gain (loss)	2,665	(60,204)
Change in net unrealized appreciation (depreciation)	217,883	328,653
Net increase (decrease) in net assets resulting from operations	253,964	325,497
Distributions to shareholders from net investment income	(33,441)	(57,173)
Distributions to shareholders from net realized gain	(12,730)	(19,734)
Total distributions	(46,171)	(76,907)
Share transactions - net increase (decrease)	304,213	(508,119)
Total increase (decrease) in net assets	512,006	(259,529)

Net Assets
Beginning of period	2,563,122	2,822,651
End of period (including undistributed net investment income of $791 and undistributed net investment income of $816, respectively)	$ 3,075,128	$ 2,563,122

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.815	1.035	1.087
Net realized and unrealized gain (loss)	3.819	3.980	(4.739)	(2.853)
Total from investment operations	4.339	4.795	(3.704)	(1.766)
Distributions from net investment income	(.515)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.729)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.19	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	9.56%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.25% A
Net investment income (loss)	2.19% A	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.461	.702	.933	.982
Net realized and unrealized gain (loss)	3.818	3.985	(4.736)	(2.862)
Total from investment operations	4.279	4.687	(3.803)	(1.880)
Distributions from net investment income	(.455)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.669)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.18	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	9.42%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.51%	.50% A
Net investment income (loss)	1.94% A	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 77	$ 112	$ 187
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.341	.477	.737	.760
Net realized and unrealized gain (loss)	3.818	3.989	(4.745)	(2.860)
Total from investment operations	4.159	4.466	(4.008)	(2.100)
Distributions from net investment income	(.325)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.539)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.20	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	9.14%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.00% A
Net investment income (loss)	1.44% A	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 44	$ 69	$ 120
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.925	1.144	1.190
Net realized and unrealized gain (loss)	3.826	3.978	(4.752)	(2.836)
Total from investment operations	4.405	4.903	(3.608)	(1.646)
Distributions from net investment income	(.571)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.785)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.18	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	9.71%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.577	.918	1.131	1.208
Net realized and unrealized gain (loss)	3.818	3.995	(4.749)	(2.854)
Total from investment operations	4.395	4.913	(3.618)	(1.646)
Distributions from net investment income	(.571)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.785)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.17	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	9.69%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.9
Fidelity Disciplined Equity Fund	5.1	5.2
Fidelity Equity-Income Fund	5.1	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.3
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	8.3	8.3
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	41.2	41.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	5.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.3
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.3	19.1
	32.2	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.5	8.2
Fidelity Short-Term Bond Fund	8.5	8.2
	17.0	16.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

Six months ago
Domestic Equity Funds	41.6%
International Equity Funds	5.9%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.4%

Expected
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,521	$ 82,866
Fidelity Disciplined Equity Fund	3,713	86,214
Fidelity Equity-Income Fund	1,892	86,214
Fidelity Large Cap Core Enhanced Index Fund	15,766	138,110
Fidelity Series 100 Index Fund	11,559	103,457
Fidelity Series Broad Market Opportunities Fund	13,435	138,110
Fidelity Series Small Cap Opportunities Fund	5,050	55,244
TOTAL DOMESTIC EQUITY FUNDS		690,215
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class	2,832	93,748
TOTAL EQUITY FUNDS (Cost $716,100)		783,963
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,480	33,649
Fidelity Strategic Income Fund	3,010	33,649
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,298

	Shares	Value
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Government Income Fund	10,356	$ 107,810
Fidelity Strategic Real Return Fund	11,114	107,810
Fidelity Total Bond Fund	30,130	323,599
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,219
TOTAL FIXED-INCOME FUNDS (Cost $579,066)		606,517
Short-Term Funds - 17.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,793	141,793
Fidelity Short-Term Bond Fund	16,721	141,793
TOTAL SHORT-TERM FUNDS (Cost $281,039)		283,586
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,576,205)	1,674,066
NET OTHER ASSETS (LIABILITIES) - 0.0%	(143)
NET ASSETS - 100%	$ 1,673,923
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $76,448 of which $9,801 and $66,647 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $47,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,576,205) - See accompanying schedule		$ 1,674,066
Cash		72
Receivable for investments sold		8,936
Total assets		1,683,074

Liabilities
Payable for investments purchased	$ 8,934
Distribution and service plan fees payable	217
Total liabilities		9,151

Net Assets		$ 1,673,923
Net Assets consist of:
Paid in capital		$ 1,741,502
Undistributed net investment income		382
Accumulated undistributed net realized gain (loss) on investments		(165,822)
Net unrealized appreciation (depreciation) on investments		97,861
Net Assets		$ 1,673,923
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($256,379 ÷ 5,205.1 shares)		$ 49.26

Maximum offering price per share (100/94.25 of $49.26)		$ 52.27
Class T: Net Asset Value and redemption price per share ($46,077 ÷ 935.1 shares)		$ 49.27

Maximum offering price per share (100/96.50 of $49.27)		$ 51.06

Class C: Net Asset Value and offering price per share ($171,691 ÷ 3,488.0 shares)A		$ 49.22

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,168,214 ÷ 23,713.5 shares)		$ 49.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,562 ÷ 640.7 shares)		$ 49.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,307

Expenses
Distribution and service plan fees	$ 1,286
Independent trustees' compensation	3
Total expenses before reductions	1,289
Expense reductions	(3)	1,286
Net investment income (loss)		18,021
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,388)
Capital gain distributions from underlying funds	9,198
Total net realized gain (loss)		(6,190)
Change in net unrealized appreciation (depreciation) on underlying funds		141,054
Net gain (loss)		134,864
Net increase (decrease) in net assets resulting from operations		$ 152,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,021	$ 30,872
Net realized gain (loss)	(6,190)	(37,364)
Change in net unrealized appreciation (depreciation)	141,054	180,425
Net increase (decrease) in net assets resulting from operations	152,885	173,933
Distributions to shareholders from net investment income	(18,077)	(30,833)
Distributions to shareholders from net realized gain	(7,078)	(4,233)
Total distributions	(25,155)	(35,066)
Share transactions - net increase (decrease)	10,676	87,922
Total increase (decrease) in net assets	138,406	226,789

Net Assets
Beginning of period	1,535,517	1,308,728
End of period (including undistributed net investment income of $382 and undistributed net investment income of $438, respectively)	$ 1,673,923	$ 1,535,517

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.519	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.077	4.020	(5.004)	(2.884)
Total from investment operations	4.596	4.831	(3.990)	(1.821)
Distributions from net investment income	(.529)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.746)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.26	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	10.16%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.19% A	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 260	$ 287	$ 286
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.459	.701	.919	.966
Net realized and unrealized gain (loss)	4.070	4.025	(5.010)	(2.903)
Total from investment operations	4.529	4.726	(4.091)	(1.937)
Distributions from net investment income	(.462)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.679)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.27	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	10.01%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.93% A	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 54	$ 69	$ 96
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.340	.476	.726	.728
Net realized and unrealized gain (loss)	4.067	4.020	(5.005)	(2.903)
Total from investment operations	4.407	4.496	(4.279)	(2.175)
Distributions from net investment income	(.350)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.567)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.22	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	9.73%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.578	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.067	4.020	(5.011)	(2.868)
Total from investment operations	4.645	4.944	(3.893)	(1.702)
Distributions from net investment income	(.588)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.805)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.26	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	10.28%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168	$ 1,026	$ 749	$ 714
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.578	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.067	4.032	(5.022)	(2.896)
Total from investment operations	4.645	4.954	(3.903)	(1.702)
Distributions from net investment income	(.588)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.805)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.26	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	10.28%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 37	$ 57	$ 97
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.1
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.6
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	8.6	8.7
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	43.0	43.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.0
Fidelity Strategic Real Return Fund	6.1	6.2
Fidelity Total Bond Fund	18.4	18.3
	30.6	30.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.5
Fidelity Short-Term Bond Fund	7.8	7.6
	15.6	15.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	43.2%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,024	$ 73,760
Fidelity Disciplined Equity Fund	3,306	76,762
Fidelity Equity-Income Fund	1,684	76,762
Fidelity Large Cap Core Enhanced Index Fund	14,017	122,791
Fidelity Series 100 Index Fund	10,286	92,057
Fidelity Series Broad Market Opportunities Fund	11,945	122,791
Fidelity Series Small Cap Opportunities Fund	4,495	49,173
TOTAL DOMESTIC EQUITY FUNDS		614,096
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,764	91,486
TOTAL EQUITY FUNDS (Cost $676,787)		705,582
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	3,252	31,449
Fidelity Strategic Income Fund	2,813	31,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,898

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	8,404	$ 87,484
Fidelity Strategic Real Return Fund	9,019	87,483
Fidelity Total Bond Fund	24,437	262,450
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		437,417
TOTAL FIXED-INCOME FUNDS (Cost $488,421)		500,315
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	111,719	111,719
Fidelity Short-Term Bond Fund	13,182	111,784
TOTAL SHORT-TERM FUNDS (Cost $223,012)		223,503
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,388,220)	1,429,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	(217)
NET ASSETS - 100%	$ 1,429,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $240,189 of which $4,903 and $235,286 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,388,220) - See accompanying schedule		$ 1,429,400
Receivable for investments sold		98,883
Total assets		1,528,283

Liabilities
Payable for fund shares redeemed	$ 98,884
Distribution and service plan fees payable	216
Total liabilities		99,100

Net Assets		$ 1,429,183
Net Assets consist of:
Paid in capital		$ 1,658,234
Undistributed net investment income		299
Accumulated undistributed net realized gain (loss) on investments		(270,530)
Net unrealized appreciation (depreciation) on investments		41,180
Net Assets		$ 1,429,183
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,416 ÷ 784.95 shares)		$ 48.94

Maximum offering price per share (100/94.25 of $48.94)		$ 51.93
Class T: Net Asset Value and redemption price per share ($127,451 ÷ 2,604.55 shares)		$ 48.93

Maximum offering price per share (100/96.50 of $48.93)		$ 50.70

Class C: Net Asset Value and offering price per share ($186,532 ÷ 3,814.43 shares)A		$ 48.90

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,045,347 ÷ 21,361.82 shares)		$ 48.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,437 ÷ 642.43 shares)		$ 48.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,487

Expenses
Distribution and service plan fees	$ 1,258
Independent trustees' compensation	2
Total expenses before reductions	1,260
Expense reductions	(2)	1,258
Net investment income (loss)		12,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	784
Capital gain distributions from underlying funds	6,098
Total net realized gain (loss)		6,882
Change in net unrealized appreciation (depreciation) on underlying funds		90,189
Net gain (loss)		97,071
Net increase (decrease) in net assets resulting from operations		$ 109,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,229	$ 13,583
Net realized gain (loss)	6,882	(46,103)
Change in net unrealized appreciation (depreciation)	90,189	120,286
Net increase (decrease) in net assets resulting from operations	109,300	87,766
Distributions to shareholders from net investment income	(12,189)	(13,653)
Distributions to shareholders from net realized gain	(4,626)	(1,823)
Total distributions	(16,815)	(15,476)
Share transactions - net increase (decrease)	344,200	199,973
Total increase (decrease) in net assets	436,685	272,263

Net Assets
Beginning of period	992,498	720,235
End of period (including undistributed net investment income of $299 and undistributed net investment income of $259, respectively)	$ 1,429,183	$ 992,498

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.210	4.098	(5.184)	(3.105)
Total from investment operations	4.730	4.841	(4.142)	(2.029)
Distributions from net investment income	(.520)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.720)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 48.94	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	10.57%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.21% A	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 45	$ 69	$ 131
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.461	.638	.944	.966
Net realized and unrealized gain (loss)	4.212	4.092	(5.184)	(3.110)
Total from investment operations	4.673	4.730	(4.240)	(2.144)
Distributions from net investment income	(.463)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.663)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 48.93	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	10.44%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.96% A	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 116	$ 55	$ 96
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.343	.412	.757	.723
Net realized and unrealized gain (loss)	4.211	4.087	(5.183)	(3.090)
Total from investment operations	4.554	4.499	(4.426)	(2.367)
Distributions from net investment income	(.344)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.544)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 48.90	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	10.17%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.46% A	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 174	$ 183	$ 485
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.221	4.091	(5.190)	(3.079)
Total from investment operations	4.800	4.947	(4.052)	(1.911)
Distributions from net investment income	(.580)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.780)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.94	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	10.74%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.46% A	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045	$ 622	$ 357	$ 783
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.211	4.092	(5.188)	(3.107)
Total from investment operations	4.790	4.947	(4.052)	(1.911)
Distributions from net investment income	(.580)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.780)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.93	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	10.71%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.46% A	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 56	$ 96
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.2
Fidelity Disciplined Equity Fund	5.5	5.5
Fidelity Equity-Income Fund	5.5	5.6
Fidelity Large Cap Core Enhanced Index Fund	8.9	8.8
Fidelity Series 100 Index Fund	6.6	6.7
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	44.2	44.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.3	2.4
	4.7	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.8	17.7
	29.7	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	6.8
Fidelity Short-Term Bond Fund	7.1	6.9
	14.2	13.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.7%

Expected
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,753	$ 343,734
Fidelity Disciplined Equity Fund	15,417	357,975
Fidelity Equity-Income Fund	7,856	357,975
Fidelity Large Cap Core Enhanced Index Fund	65,398	572,890
Fidelity Series 100 Index Fund	48,026	429,830
Fidelity Series Broad Market Opportunities Fund	55,729	572,890
Fidelity Series Small Cap Opportunities Fund	20,947	229,156
TOTAL DOMESTIC EQUITY FUNDS		2,864,450
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	14,042	464,786
TOTAL EQUITY FUNDS (Cost $3,141,194)		3,329,236
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	15,798	152,771
Fidelity Strategic Income Fund	13,665	152,771
TOTAL HIGH YIELD FIXED-INCOME FUNDS		305,542

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	36,875	$ 383,869
Fidelity Strategic Real Return Fund	39,574	383,869
Fidelity Total Bond Fund	107,105	1,150,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,918,049
TOTAL FIXED-INCOME FUNDS (Cost $2,132,032)		2,223,591
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	460,254	460,254
Fidelity Short-Term Bond Fund	54,275	460,254
TOTAL SHORT-TERM FUNDS (Cost $914,301)		920,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,187,527)		6,473,335
NET OTHER ASSETS (LIABILITIES) - 0.0%		(174)
NET ASSETS - 100%		$ 6,473,161
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $389,576 of which $7,815 and $381,761 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $153,499 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $6,187,527) - See accompanying schedule		$ 6,473,335
Cash		1
Receivable for investments sold		31,697
Total assets		6,505,033

Liabilities
Payable for investments purchased	$ 31,323
Payable for fund shares redeemed	370
Distribution and service plan fees payable	179
Total liabilities		31,872

Net Assets		$ 6,473,161
Net Assets consist of:
Paid in capital		$ 6,909,032
Undistributed net investment income		1,498
Accumulated undistributed net realized gain (loss) on investments		(723,177)
Net unrealized appreciation (depreciation) on investments		285,808
Net Assets		$ 6,473,161
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($386,401 ÷ 7,831.63 shares)		$ 49.34

Maximum offering price per share (100/94.25 of $49.34)		$ 52.35
Class T: Net Asset Value and redemption price per share ($130,906 ÷ 2,651.76 shares)		$ 49.37

Maximum offering price per share (100/96.50 of $49.37)		$ 51.16

Class C: Net Asset Value and offering price per share ($53,152 ÷ 1,076.78 shares) A		$ 49.36

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,871,315 ÷ 118,976.73 shares)		$ 49.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,387 ÷ 636.03 shares)		$ 49.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74,688

Expenses
Distribution and service plan fees	$ 1,092
Independent trustees' compensation	12
Total expenses before reductions	1,104
Expense reductions	(12)	1,092
Net investment income (loss)		73,596
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(46,701)
Capital gain distributions from underlying funds	33,605
Total net realized gain (loss)		(13,096)
Change in net unrealized appreciation (depreciation) on underlying funds		575,123
Net gain (loss)		562,027
Net increase (decrease) in net assets resulting from operations		$ 635,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,596	$ 130,949
Net realized gain (loss)	(13,096)	(193,465)
Change in net unrealized appreciation (depreciation)	575,123	828,403
Net increase (decrease) in net assets resulting from operations	635,623	765,887
Distributions to shareholders from net investment income	(73,937)	(131,065)
Distributions to shareholders from net realized gain	(25,763)	(16,965)
Total distributions	(99,700)	(148,030)
Share transactions - net increase (decrease)	(218,783)	(832,893)
Total increase (decrease) in net assets	317,140	(215,036)

Net Assets
Beginning of period	6,156,021	6,371,057
End of period (including undistributed net investment income of $1,498 and undistributed net investment income of $1,839, respectively)	$ 6,473,161	$ 6,156,021

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.521	.789	1.000	.966
Net realized and unrealized gain (loss)	4.395	4.116	(5.341)	(3.085)
Total from investment operations	4.916	4.905	(4.341)	(2.119)
Distributions from net investment income	(.537)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.746)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 49.34	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	10.93%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.20% A	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 359	$ 278	$ 371
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.678	.905	.847
Net realized and unrealized gain (loss)	4.415	4.107	(5.340)	(3.079)
Total from investment operations	4.870	4.785	(4.435)	(2.232)
Distributions from net investment income	(.451)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.660)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 49.37	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	10.81%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.95% A	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 328	$ 311	$ 606
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.344	.454	.711	.639
Net realized and unrealized gain (loss)	4.392	4.117	(5.333)	(3.104)
Total from investment operations	4.736	4.571	(4.622)	(2.465)
Distributions from net investment income	(.357)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.566)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 49.36	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	10.50%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.45% A	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53	$ 51	$ 86	$ 150
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.395	4.115	(5.330)	(3.072)
Total from investment operations	4.975	5.015	(4.243)	(2.005)
Distributions from net investment income	(.596)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.805)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.35	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	11.06%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.45% A	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,871	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.395	4.116	(5.340)	(3.106)
Total from investment operations	4.975	5.015	(4.243)	(2.005)
Distributions from net investment income	(.596)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.805)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.35	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	11.06%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.45% A	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 56	$ 96
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.7	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Series 100 Index Fund	6.8	6.8
Fidelity Series Broad Market Opportunities Fund	9.0	9.0
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
	45.2	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.1	17.1
	28.5	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.7	6.5
	13.3	13.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,898	$ 163,100
Fidelity Disciplined Equity Fund	7,322	170,021
Fidelity Equity-Income Fund	3,731	170,021
Fidelity Large Cap Core Enhanced Index Fund	31,054	272,034
Fidelity Series 100 Index Fund	22,796	204,026
Fidelity Series Broad Market Opportunities Fund	26,462	272,034
Fidelity Series Small Cap Opportunities Fund	9,957	108,934
TOTAL DOMESTIC EQUITY FUNDS		1,360,170
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	7,228	239,234
TOTAL EQUITY FUNDS (Cost $1,442,797)		1,599,404
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	7,749	74,930
Fidelity Strategic Income Fund	6,702	74,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		149,860

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	16,506	$ 171,827
Fidelity Strategic Real Return Fund	17,714	171,827
Fidelity Total Bond Fund	47,996	515,480
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		859,134
TOTAL FIXED-INCOME FUNDS (Cost $991,531)		1,008,994
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	200,415	200,415
Fidelity Short-Term Bond Fund	23,634	200,415
TOTAL SHORT-TERM FUNDS (Cost $399,222)		400,830
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,833,550)		3,009,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197)
NET ASSETS - 100%		$ 3,009,031
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $125,799 of which $39,903 and $85,896 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,833,550) - See accompanying schedule		$ 3,009,228
Receivable for investments sold		14,732
Total assets		3,023,960

Liabilities
Payable for investments purchased	$ 14,735
Distribution and service plan fees payable	194
Total liabilities		14,929

Net Assets		$ 3,009,031
Net Assets consist of:
Paid in capital		$ 3,003,339
Undistributed net investment income		699
Accumulated undistributed net realized gain (loss) on investments		(170,685)
Net unrealized appreciation (depreciation) on investments		175,678
Net Assets		$ 3,009,031
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,048 ÷ 1,142.0 shares)		$ 49.08

Maximum offering price per share (100/94.25 of $49.08)		$ 52.07
Class T: Net Asset Value and redemption price per share ($9,526 ÷ 194.0 shares)		$ 49.10

Maximum offering price per share (100/96.50 of $49.10)		$ 50.88

Class C: Net Asset Value and offering price per share ($214,004 ÷ 4,363.3 shares) A		$ 49.05

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($2,698,105 ÷ 54,986.9 shares)		$ 49.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,348 ÷ 638.9 shares)		$ 49.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,637

Expenses
Distribution and service plan fees	$ 1,148
Independent trustees' compensation	4
Total expenses before reductions	1,152
Expense reductions	(4)	1,148
Net investment income (loss)		31,489
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,542)
Capital gain distributions from underlying funds	14,193
Total net realized gain (loss)		(7,349)
Change in net unrealized appreciation (depreciation) on underlying funds		231,747
Net gain (loss)		224,398
Net increase (decrease) in net assets resulting from operations		$ 255,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,489	$ 14,472
Net realized gain (loss)	(7,349)	212
Change in net unrealized appreciation (depreciation)	231,747	65,683
Net increase (decrease) in net assets resulting from operations	255,887	80,367
Distributions to shareholders from net investment income	(31,229)	(14,213)
Distributions to shareholders from net realized gain	(10,723)	(1,857)
Total distributions	(41,952)	(16,070)
Share transactions - net increase (decrease)	834,197	1,233,775
Total increase (decrease) in net assets	1,048,132	1,298,072

Net Assets
Beginning of period	1,960,899	662,827
End of period (including undistributed net investment income of $699 and undistributed net investment income of $439, respectively)	$ 3,009,031	$ 1,960,899

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.565	.718	.978	1.034
Net realized and unrealized gain (loss)	4.452	4.180	(5.404)	(3.239)
Total from investment operations	5.017	4.898	(4.426)	(2.205)
Distributions from net investment income	(.531)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.707)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 49.08	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	11.25%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.41% A	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 66	$ 55	$ 95
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.504	.603	.881	.920
Net realized and unrealized gain (loss)	4.449	4.182	(5.402)	(3.234)
Total from investment operations	4.953	4.785	(4.521)	(2.314)
Distributions from net investment income	(.457)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.633)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 49.10	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	11.09%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.16% A	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 45	$ 71	$ 95
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.385	.693	.682
Net realized and unrealized gain (loss)	4.446	4.185	(5.400)	(3.227)
Total from investment operations	4.836	4.570	(4.707)	(2.545)
Distributions from net investment income	(.360)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.536)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 49.05	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	10.83%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.66% A	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 186	$ 178	$ 297
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.626	.821	1.101	1.117
Net realized and unrealized gain (loss)	4.451	4.178	(5.429)	(3.209)
Total from investment operations	5.077	4.999	(4.328)	(2.092)
Distributions from net investment income	(.591)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.767)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.07	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	11.39%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.66% A	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,698	$ 1,628	$ 303	$ 653
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.625	.825	1.074	1.149
Net realized and unrealized gain (loss)	4.442	4.184	(5.402)	(3.241)
Total from investment operations	5.067	5.009	(4.328)	(2.092)
Distributions from net investment income	(.591)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.767)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.07	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	11.37%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.66% A	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 55	$ 96
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.5
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.7	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.2
Fidelity Series 100 Index Fund	6.9	6.9
Fidelity Series Broad Market Opportunities Fund	9.2	9.2
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	46.0	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.5
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.7	16.7
	27.9	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.8
Fidelity Short-Term Bond Fund	6.0	5.8
	12.1	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,574	$ 120,500
Fidelity Disciplined Equity Fund	5,406	125,521
Fidelity Equity-Income Fund	2,754	125,521
Fidelity Large Cap Core Enhanced Index Fund	22,926	200,834
Fidelity Series 100 Index Fund	16,830	150,625
Fidelity Series Broad Market Opportunities Fund	19,536	200,834
Fidelity Series Small Cap Opportunities Fund	7,343	80,333
TOTAL DOMESTIC EQUITY FUNDS		1,004,168
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,764	190,792
TOTAL EQUITY FUNDS (Cost $917,411)		1,194,960
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,892	56,976
Fidelity Strategic Income Fund	5,096	56,976
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,952

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	11,701	$ 121,810
Fidelity Strategic Real Return Fund	12,558	121,810
Fidelity Total Bond Fund	34,025	365,429
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		609,049
TOTAL FIXED-INCOME FUNDS (Cost $681,040)		723,001
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class	132,507	132,507
Fidelity Short-Term Bond Fund	15,626	132,507
TOTAL SHORT-TERM FUNDS (Cost $262,171)		265,014
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,860,622)		2,182,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$ 2,182,895
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $352,265 of which $9,927 and $342,338 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,860,622) - See accompanying schedule		$ 2,182,975
Receivable for investments sold		11,555
Total assets		2,194,530

Liabilities
Payable for investments purchased	$ 11,551
Distribution and service plan fees payable	84
Total liabilities		11,635

Net Assets		$ 2,182,895
Net Assets consist of:
Paid in capital		$ 2,202,156
Undistributed net investment income		510
Accumulated undistributed net realized gain (loss) on investments		(342,124)
Net unrealized appreciation (depreciation) on investments		322,353
Net Assets		$ 2,182,895
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,753 ÷ 5,248.6 shares)		$ 48.54

Maximum offering price per share (100/94.25 of $48.54)		$ 51.50
Class T: Net Asset Value and redemption price per share ($30,700 ÷ 632.2 shares)		$ 48.56

Maximum offering price per share (100/96.50 of $48.56)		$ 50.32

Class C: Net Asset Value and offering price per share ($25,499 ÷ 524.8 shares)A		$ 48.59

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,850,519 ÷ 38,118.0 shares)		$ 48.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,424 ÷ 441.3 shares)		$ 48.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,059

Expenses
Distribution and service plan fees	$ 487
Independent trustees' compensation	4
Total expenses before reductions	491
Expense reductions	(4)	487
Net investment income (loss)		25,572
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,658
Capital gain distributions from underlying funds	11,198
Total net realized gain (loss)		24,856
Change in net unrealized appreciation (depreciation) on underlying funds		175,892
Net gain (loss)		200,748
Net increase (decrease) in net assets resulting from operations		$ 226,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,572	$ 18,688
Net realized gain (loss)	24,856	(147,241)
Change in net unrealized appreciation (depreciation)	175,892	292,353
Net increase (decrease) in net assets resulting from operations	226,320	163,800
Distributions to shareholders from net investment income	(25,555)	(18,690)
Distributions to shareholders from net realized gain	(8,488)	(2,138)
Total distributions	(34,043)	(20,828)
Share transactions - net increase (decrease)	273,436	(49,316)
Total increase (decrease) in net assets	465,713	93,656

Net Assets
Beginning of period	1,717,182	1,623,526
End of period (including undistributed net investment income of $510 and undistributed net investment income of $493, respectively)	$ 2,182,895	$ 1,717,182

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.539	.727	.930	1.019
Net realized and unrealized gain (loss)	4.525	4.154	(5.570)	(3.322)
Total from investment operations	5.064	4.881	(4.640)	(2.303)
Distributions from net investment income	(.524)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.714)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 48.54	$ 44.19	$ 40.21	$ 46.52
Total Return B,C,D	11.50%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.32% A	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 200	$ 183	$ 402
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.480	.620	.821	.918
Net realized and unrealized gain (loss)	4.533	4.147	(5.548)	(3.339)
Total from investment operations	5.013	4.767	(4.727)	(2.421)
Distributions from net investment income	(.463)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.653)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 48.56	$ 44.20	$ 40.22	$ 46.52
Total Return B,C,D	11.38%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.07% A	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 35	$ 54	$ 95
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.365	.403	.624	.690
Net realized and unrealized gain (loss)	4.537	4.143	(5.532)	(3.342)
Total from investment operations	4.902	4.546	(4.908)	(2.652)
Distributions from net investment income	(.342)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.532)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 48.59	$ 44.22	$ 40.23	$ 46.51
Total Return B,C,D	11.10%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.57% A	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 46	$ 95
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.598	.832	1.014	1.122
Net realized and unrealized gain (loss)	4.533	4.147	(5.557)	(3.310)
Total from investment operations	5.131	4.979	(4.543)	(2.188)
Distributions from net investment income	(.581)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.771)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.55	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	11.66%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,851	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	.834	1.009	1.147
Net realized and unrealized gain (loss)	4.530	4.145	(5.552)	(3.335)
Total from investment operations	5.131	4.979	(4.543)	(2.188)
Distributions from net investment income	(.581)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.771)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.55	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	11.66%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 61	$ 55	$ 96
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.9	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.4
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	3.7	3.8
	46.8	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.4
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.4
	27.6	27.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.1
Fidelity Short-Term Bond Fund	5.3	5.2
	10.6	10.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amounts represent less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.3%

Expected
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,250	$ 114,570
Fidelity Disciplined Equity Fund	5,136	119,259
Fidelity Equity-Income Fund	2,617	119,259
Fidelity Large Cap Core Enhanced Index Fund	21,782	190,814
Fidelity Series 100 Index Fund	15,990	143,111
Fidelity Series Broad Market Opportunities Fund	18,562	190,814
Fidelity Series Small Cap Opportunities Fund	6,988	76,448
TOTAL DOMESTIC EQUITY FUNDS		954,275
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,888	194,891
TOTAL EQUITY FUNDS (Cost $930,803)		1,149,166
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,755	55,654
Fidelity Strategic Income Fund	4,978	55,654
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,308

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	10,790	$ 112,328
Fidelity Strategic Real Return Fund	11,580	112,328
Fidelity Total Bond Fund	31,414	337,389
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,045
TOTAL FIXED-INCOME FUNDS (Cost $618,518)		673,353
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	108,046	108,046
Fidelity Short-Term Bond Fund	12,741	108,047
TOTAL SHORT-TERM FUNDS (Cost $212,996)		216,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,762,317)		2,038,612
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 2,038,575
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $62,824 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $32,680 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,762,317) - See accompanying schedule		$ 2,038,612
Receivable for investments sold		11,553
Total assets		2,050,165

Liabilities
Payable for investments purchased	$ 11,553
Distribution and service plan fees payable	37
Total liabilities		11,590

Net Assets		$ 2,038,575
Net Assets consist of:
Paid in capital		$ 1,911,678
Undistributed net investment income		500
Accumulated undistributed net realized gain (loss) on investments		(149,898)
Net unrealized appreciation (depreciation) on investments		276,295
Net Assets		$ 2,038,575
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,177 ÷ 475.2 shares)		$ 48.77

Maximum offering price per share (100/94.25 of $48.77)		$ 51.75
Class T: Net Asset Value and redemption price per share ($30,536 ÷ 626.1 shares)		$ 48.77

Maximum offering price per share (100/96.50 of $48.77)		$ 50.54

Class C: Net Asset Value and offering price per share ($23,179 ÷ 474.9 shares)A		$ 48.81

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,856,407 ÷ 38,078.1 shares)		$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,276 ÷ 2,159.2 shares)		$ 48.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,667

Expenses
Distribution and service plan fees	$ 233
Independent trustees' compensation	4
Total expenses before reductions	237
Expense reductions	(4)	233
Net investment income (loss)		24,434
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,873)
Capital gain distributions from underlying funds	10,419
Total net realized gain (loss)		(5,454)
Change in net unrealized appreciation (depreciation) on underlying funds		200,112
Net gain (loss)		194,658
Net increase (decrease) in net assets resulting from operations		$ 219,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,434	$ 38,285
Net realized gain (loss)	(5,454)	(69,132)
Change in net unrealized appreciation (depreciation)	200,112	253,583
Net increase (decrease) in net assets resulting from operations	219,092	222,736
Distributions to shareholders from net investment income	(24,452)	(38,318)
Distributions to shareholders from net realized gain	(8,111)	(8,464)
Total distributions	(32,563)	(46,782)
Share transactions - net increase (decrease)	(2,342)	(216,059)
Total increase (decrease) in net assets	184,187	(40,105)

Net Assets
Beginning of period	1,854,388	1,894,493
End of period (including undistributed net investment income of $500 and undistributed net investment income of $518, respectively)	$ 2,038,575	$ 1,854,388

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.753	.923	.994
Net realized and unrealized gain (loss)	4.680	4.174	(5.753)	(3.438)
Total from investment operations	5.208	4.927	(4.830)	(2.444)
Distributions from net investment income	(.508)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.708)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 48.77	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	11.81%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.25% A
Net investment income (loss)	2.27% A	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 63	$ 138
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.471	.645	.828	.875
Net realized and unrealized gain (loss)	4.681	4.175	(5.757)	(3.431)
Total from investment operations	5.152	4.820	(4.929)	(2.556)
Distributions from net investment income	(.452)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.652)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 48.77	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	11.67%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.51%	.50% A
Net investment income (loss)	2.02% A	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 35	$ 54	$ 95
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.355	.426	.631	.658
Net realized and unrealized gain (loss)	4.681	4.185	(5.740)	(3.448)
Total from investment operations	5.036	4.611	(5.109)	(2.790)
Distributions from net investment income	(.326)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.526)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 48.81	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	11.39%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.00% A
Net investment income (loss)	1.52% A	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 41	$ 94
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	.862	.988	1.090
Net realized and unrealized gain (loss)	4.670	4.183	(5.729)	(3.425)
Total from investment operations	5.258	5.045	(4.741)	(2.335)
Distributions from net investment income	(.568)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.768)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.75	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	11.93%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A,H	.00% H	.01%	.00% A,H
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	.860	1.002	1.114
Net realized and unrealized gain (loss)	4.680	4.185	(5.753)	(3.439)
Total from investment operations	5.268	5.045	(4.751)	(2.325)
Distributions from net investment income	(.568)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.768)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.76	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	11.96%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A,H	.00% H	.01%	.00% A,H
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 94	$ 108	$ 95
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.7
Fidelity Disciplined Equity Fund	6.0	5.9
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.6	9.5
Fidelity Series 100 Index Fund	7.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	47.8	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.4	10.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	16.0
	26.7	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.4
Fidelity Short-Term Bond Fund	4.7	4.4
	9.4	8.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.8%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,094	$ 111,703
Fidelity Disciplined Equity Fund	5,012	116,382
Fidelity Equity-Income Fund	2,554	116,382
Fidelity Large Cap Core Enhanced Index Fund	21,252	186,172
Fidelity Series 100 Index Fund	15,596	139,580
Fidelity Series Broad Market Opportunities Fund	18,110	186,172
Fidelity Series Small Cap Opportunities Fund	6,807	74,469
TOTAL DOMESTIC EQUITY FUNDS		930,860
International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,155	203,717
TOTAL EQUITY FUNDS (Cost $1,125,747)		1,134,577
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	5,766	55,754
Fidelity Strategic Income Fund	4,987	55,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,508

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	10,000	$ 104,100
Fidelity Strategic Real Return Fund	10,732	104,100
Fidelity Total Bond Fund	29,042	311,909
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		520,109
TOTAL FIXED-INCOME FUNDS (Cost $618,059)		631,617
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class	91,624	91,624
Fidelity Short-Term Bond Fund	10,805	91,624
TOTAL SHORT-TERM FUNDS (Cost $183,048)		183,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,926,854)	1,949,442
NET OTHER ASSETS (LIABILITIES) - 0.0%	(154)
NET ASSETS - 100%	$ 1,949,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $203,731 of which $19,968 and $183,763 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,259 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,926,854) - See accompanying schedule		$ 1,949,442
Cash		74
Receivable for investments sold		10,222
Total assets		1,959,738

Liabilities
Payable for investments purchased	$ 10,219
Distribution and service plan fees payable	231
Total liabilities		10,450

Net Assets		$ 1,949,288
Net Assets consist of:
Paid in capital		$ 2,177,484
Undistributed net investment income		395
Accumulated undistributed net realized gain (loss) on investments		(251,179)
Net unrealized appreciation (depreciation) on investments		22,588
Net Assets		$ 1,949,288
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,766 ÷ 719.2 shares)		$ 48.34

Maximum offering price per share (100/94.25 of $48.34)		$ 51.29
Class T: Net Asset Value and redemption price per share ($288,177 ÷ 5,963.7 shares)		$ 48.32

Maximum offering price per share (100/96.50 of $48.32)		$ 50.07

Class C: Net Asset Value and offering price per share ($123,671 ÷ 2,558.5 shares)A		$ 48.34

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($1,409,570 ÷ 29,162.7 shares)		$ 48.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,104 ÷ 1,926.3 shares)		$ 48.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,854

Expenses
Distribution and service plan fees	$ 1,344
Independent trustees' compensation	3
Total expenses before reductions	1,347
Expense reductions	(3)	1,344
Net investment income (loss)		20,510
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,727)
Capital gain distributions from underlying funds	8,461
Total net realized gain (loss)		(3,266)
Change in net unrealized appreciation (depreciation) on underlying funds		143,005
Net gain (loss)		139,739
Net increase (decrease) in net assets resulting from operations		$ 160,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,510	$ 19,710
Net realized gain (loss)	(3,266)	(40,612)
Change in net unrealized appreciation (depreciation)	143,005	163,539
Net increase (decrease) in net assets resulting from operations	160,249	142,637
Distributions to shareholders from net investment income	(20,368)	(19,743)
Distributions to shareholders from net realized gain	(6,329)	(3,949)
Total distributions	(26,697)	(23,692)
Share transactions - net increase (decrease)	690,902	(128,803)
Total increase (decrease) in net assets	824,454	(9,858)

Net Assets
Beginning of period	1,124,834	1,134,692
End of period (including undistributed net investment income of $395 and undistributed net investment income of $253, respectively)	$ 1,949,288	$ 1,124,834

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.621	.748	.937	.951
Net realized and unrealized gain (loss)	4.672	4.178	(6.127)	(3.464)
Total from investment operations	5.293	4.926	(5.190)	(2.513)
Distributions from net investment income	(.527)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.683)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 48.34	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	12.15%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.69% A	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 40	$ 54	$ 95
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.563	.639	.844	.823
Net realized and unrealized gain (loss)	4.665	4.183	(6.122)	(3.449)
Total from investment operations	5.228	4.822	(5.278)	(2.626)
Distributions from net investment income	(.472)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.628)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 48.32	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	11.99%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.44% A	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.424	.655	.609
Net realized and unrealized gain (loss)	4.673	4.179	(6.114)	(3.465)
Total from investment operations	5.121	4.603	(5.459)	(2.856)
Distributions from net investment income	(.365)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.521)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 48.34	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	11.73%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.94% A	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 119	$ 116	$ 94
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.854	1.034	1.043
Net realized and unrealized gain (loss)	4.662	4.183	(6.126)	(3.445)
Total from investment operations	5.344	5.037	(5.092)	(2.402)
Distributions from net investment income	(.588)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.744)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.33	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.27%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.94% A	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,410	$ 598	$ 632	$ 986
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.678	.851	1.031	1.064
Net realized and unrealized gain (loss)	4.666	4.186	(6.123)	(3.466)
Total from investment operations	5.344	5.037	(5.092)	(2.402)
Distributions from net investment income	(.588)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.744)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.33	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.27%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.94% A	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 103	$ 67	$ 119
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.8
Fidelity Disciplined Equity Fund	6.1	6.1
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.8
Fidelity Series 100 Index Fund	7.3	7.4
Fidelity Series Broad Market Opportunities Fund	9.8	9.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	48.9	49.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.4	11.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.3
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	15.8	15.8
	26.3	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	3.2
Fidelity Short-Term Bond Fund	3.6	3.2
	7.3	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds	49.0%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.4%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.3%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,014	$ 91,903
Fidelity Disciplined Equity Fund	4,120	95,661
Fidelity Equity-Income Fund	2,099	95,661
Fidelity Large Cap Core Enhanced Index Fund	17,479	153,120
Fidelity Series 100 Index Fund	12,840	114,918
Fidelity Series Broad Market Opportunities Fund	14,895	153,120
Fidelity Series Small Cap Opportunities Fund	5,596	61,217
TOTAL DOMESTIC EQUITY FUNDS		765,600
International Equity Funds - 11.4%
Fidelity Advisor International Discovery Fund Institutional Class	5,411	179,109
TOTAL EQUITY FUNDS (Cost $754,796)		944,709
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,906	47,439
Fidelity Strategic Income Fund	4,243	47,439
TOTAL HIGH YIELD FIXED-INCOME FUNDS		94,878

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	7,926	$ 82,509
Fidelity Strategic Real Return Fund	8,506	82,509
Fidelity Total Bond Fund	23,033	247,369
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		412,387
TOTAL FIXED-INCOME FUNDS (Cost $468,560)		507,265
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,833	56,833
Fidelity Short-Term Bond Fund	6,702	56,833
TOTAL SHORT-TERM FUNDS (Cost $112,042)		113,666
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,335,398)	1,565,640
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47)
NET ASSETS - 100%	$ 1,565,593
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $11,570 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $33,505 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,335,398) - See accompanying schedule		$ 1,565,640
Cash		39
Receivable for investments sold		878,327
Total assets		2,444,006

Liabilities
Payable for fund shares redeemed	$ 878,327
Distribution and service plan fees payable	86
Total liabilities		878,413

Net Assets		$ 1,565,593
Net Assets consist of:
Paid in capital		$ 1,431,006
Undistributed net investment income		534
Accumulated undistributed net realized gain (loss) on investments		(96,189)
Net unrealized appreciation (depreciation) on investments		230,242
Net Assets		$ 1,565,593
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,754 ÷ 708.4 shares)		$ 47.65

Maximum offering price per share (100/94.25 of $47.65)		$ 50.56
Class T: Net Asset Value and redemption price per share ($32,640 ÷ 685.0 shares)		$ 47.65

Maximum offering price per share (100/96.50 of $47.65)		$ 49.38

Class C: Net Asset Value and offering price per share ($79,281 ÷ 1,664.6 shares)A		$ 47.63

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,386,759 ÷ 29,105.9 shares)		$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,159 ÷ 696.0 shares)		$ 47.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,684

Expenses
Distribution and service plan fees	$ 545
Independent trustees' compensation	4
Total expenses before reductions	549
Expense reductions	(4)	545
Net investment income (loss)		30,139
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(25,636)
Capital gain distributions from underlying funds	12,674
Total net realized gain (loss)		(12,962)
Change in net unrealized appreciation (depreciation) on underlying funds		261,566
Net gain (loss)		248,604
Net increase (decrease) in net assets resulting from operations		$ 278,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,139	$ 44,672
Net realized gain (loss)	(12,962)	(45,293)
Change in net unrealized appreciation (depreciation)	261,566	254,403
Net increase (decrease) in net assets resulting from operations	278,743	253,782
Distributions to shareholders from net investment income	(30,223)	(44,437)
Distributions to shareholders from net realized gain	(9,861)	(9,084)
Total distributions	(40,084)	(53,521)
Share transactions - net increase (decrease)	(921,274)	597,064
Total increase (decrease) in net assets	(682,615)	797,325

Net Assets
Beginning of period	2,248,208	1,450,883
End of period (including undistributed net investment income of $534 and undistributed net investment income of $618, respectively)	$ 1,565,593	$ 2,248,208

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.538	.744	.856	.442
Net realized and unrealized gain (loss)	4.838	4.191	(6.093)	(4.811)
Total from investment operations	5.376	4.935	(5.237)	(4.369)
Distributions from net investment income	(.543)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.736)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 47.65	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	12.55%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.37% A	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.481	.636	.791	.373
Net realized and unrealized gain (loss)	4.837	4.191	(6.111)	(4.809)
Total from investment operations	5.318	4.827	(5.320)	(4.436)
Distributions from net investment income	(.485)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.678)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 47.65	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	12.40%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.12% A	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 37	$ 57	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.368	.424	.611	.233
Net realized and unrealized gain (loss)	4.840	4.192	(6.107)	(4.812)
Total from investment operations	5.208	4.616	(5.496)	(4.579)
Distributions from net investment income	(.365)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.558)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 47.63	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	12.14%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.62% A	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 91	$ 57	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.597	.849	.965	.502
Net realized and unrealized gain (loss)	4.846	4.187	(6.112)	(4.795)
Total from investment operations	5.443	5.036	(5.147)	(4.293)
Distributions from net investment income	(.600)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.793)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 47.65	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	12.71%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.62% A	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,387	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.
G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.594	.848	.974	.511
Net realized and unrealized gain (loss)	4.839	4.188	(6.111)	(4.814)
Total from investment operations	5.433	5.036	(5.137)	(4.303)
Distributions from net investment income	(.600)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.793)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 47.64	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	12.69%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.62% A	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 38	$ 58	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Disciplined Equity Fund	6.3	6.2
Fidelity Equity-Income Fund	6.3	6.3
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.0
Fidelity Series 100 Index Fund	7.5	7.6
Fidelity Series Broad Market Opportunities Fund	10.1	10.1
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	50.3	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.6	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.2	3.3
	6.4	6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.3
Fidelity Total Bond Fund	15.7	15.7
	26.1	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.3	2.0
Fidelity Short-Term Bond Fund	2.3	2.1
	4.6	4.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	4.1%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,811	$ 124,855
Fidelity Disciplined Equity Fund	5,600	130,023
Fidelity Equity-Income Fund	2,853	130,022
Fidelity Large Cap Core Enhanced Index Fund	23,763	208,160
Fidelity Series 100 Index Fund	17,438	156,068
Fidelity Series Broad Market Opportunities Fund	20,249	208,160
Fidelity Series Small Cap Opportunities Fund	7,615	83,305
TOTAL DOMESTIC EQUITY FUNDS		1,040,593
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	7,838	259,425
TOTAL EQUITY FUNDS (Cost $1,129,442)		1,300,018
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	6,883	66,562
Fidelity Strategic Income Fund	5,954	66,562
TOTAL HIGH YIELD FIXED-INCOME FUNDS		133,124

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	10,346	$ 107,698
Fidelity Strategic Real Return Fund	11,103	107,698
Fidelity Total Bond Fund	30,122	323,506
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		538,902
TOTAL FIXED-INCOME FUNDS (Cost $648,649)		672,026
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Institutional Class	47,544	47,544
Fidelity Short-Term Bond Fund	5,607	47,544
TOTAL SHORT-TERM FUNDS (Cost $94,688)		95,088
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,872,779)	2,067,132
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 2,067,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $153,270 of which $763 and $152,507 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,872,779) - See accompanying schedule		$ 2,067,132
Cash		39
Receivable for investments sold		7,438
Receivable for fund shares sold		6,205
Total assets		2,080,814

Liabilities
Payable for investments purchased	$ 13,645
Distribution and service plan fees payable	142
Total liabilities		13,787

Net Assets		$ 2,067,027
Net Assets consist of:
Paid in capital		$ 2,112,823
Undistributed net investment income		444
Accumulated undistributed net realized gain (loss) on investments		(240,593)
Net unrealized appreciation (depreciation) on investments		194,353
Net Assets		$ 2,067,027
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,283 ÷ 1,802.3 shares)		$ 47.87

Maximum offering price per share (100/94.25 of $47.87)		$ 50.79
Class T: Net Asset Value and redemption price per share ($127,114 ÷ 2,654.8 shares)		$ 47.88

Maximum offering price per share (100/96.50 of $47.88)		$ 49.62

Class C: Net Asset Value and offering price per share ($86,681 ÷ 1,810.2 shares)A		$ 47.88

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,712,185 ÷ 35,762.3 shares)		$ 47.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,764 ÷ 1,143.8 shares)		$ 47.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,912

Expenses
Distribution and service plan fees	$ 825
Independent trustees' compensation	3
Total expenses before reductions	828
Expense reductions	(3)	825
Net investment income (loss)		22,087
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	25,387
Capital gain distributions from underlying funds	9,243
Total net realized gain (loss)		34,630
Change in net unrealized appreciation (depreciation) on underlying funds		147,363
Net gain (loss)		181,993
Net increase (decrease) in net assets resulting from operations		$ 204,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,087	$ 23,376
Net realized gain (loss)	34,630	(127,348)
Change in net unrealized appreciation (depreciation)	147,363	184,622
Net increase (decrease) in net assets resulting from operations	204,080	80,650
Distributions to shareholders from net investment income	(22,028)	(23,219)
Distributions to shareholders from net realized gain	(7,263)	(2,847)
Total distributions	(29,291)	(26,066)
Share transactions - net increase (decrease)	324,089	856,629
Total increase (decrease) in net assets	498,878	911,213

Net Assets
Beginning of period	1,568,149	656,936
End of period (including undistributed net investment income of $444 and undistributed net investment income of $385, respectively)	$ 2,067,027	$ 1,568,149

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.565	.722	.933	.442
Net realized and unrealized gain (loss)	5.015	4.298	(6.238)	(4.814)
Total from investment operations	5.580	5.020	(5.305)	(4.372)
Distributions from net investment income	(.558)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.750)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 47.87	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	13.01%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.47% A	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 34	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.504	.616	.836	.371
Net realized and unrealized gain (loss)	5.013	4.301	(6.227)	(4.809)
Total from investment operations	5.517	4.917	(5.391)	(4.438)
Distributions from net investment income	(.495)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.687)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 47.88	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	12.86%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.21% A	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 111	$ 102	$ 132
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.402	.664	.234
Net realized and unrealized gain (loss)	5.012	4.305	(6.229)	(4.816)
Total from investment operations	5.402	4.707	(5.565)	(4.582)
Distributions from net investment income	(.380)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.572)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 47.88	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	12.57%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.71% A	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 99	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.618	.833	1.015	.504
Net realized and unrealized gain (loss)	5.022	4.297	(6.231)	(4.810)
Total from investment operations	5.640	5.130	(5.216)	(4.306)
Distributions from net investment income	(.608)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.800)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.88	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.16%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712	$ 1,262	$ 384	$ 598
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.618	.828	1.022	.512
Net realized and unrealized gain (loss)	5.022	4.302	(6.238)	(4.818)
Total from investment operations	5.640	5.130	(5.216)	(4.306)
Distributions from net investment income	(.608)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.800)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.88	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.16%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 62	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.4	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.2
Fidelity Series 100 Index Fund	7.7	7.7
Fidelity Series Broad Market Opportunities Fund	10.3	10.2
Fidelity Series Small Cap Opportunities Fund	4.1	4.2
	51.2	51.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	13.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.3
Fidelity Total Bond Fund	15.6	15.7
	26.0	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	1.4
Fidelity Short-Term Bond Fund	1.6	1.5
	3.3	2.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.3%

Six months ago
Domestic Equity Funds	51.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	2.9%

Expected
Domestic Equity Funds	51.0%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	15,747	$ 288,648
Fidelity Disciplined Equity Fund	12,957	300,870
Fidelity Equity-Income Fund	6,602	300,870
Fidelity Large Cap Core Enhanced Index Fund	54,953	481,393
Fidelity Series 100 Index Fund	40,340	361,044
Fidelity Series Broad Market Opportunities Fund	46,828	481,393
Fidelity Series Small Cap Opportunities Fund	17,618	192,745
TOTAL DOMESTIC EQUITY FUNDS		2,406,963
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	18,179	601,741
TOTAL EQUITY FUNDS (Cost $2,623,955)		3,008,704
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	16,286	157,487
Fidelity Strategic Income Fund	14,086	157,487
TOTAL HIGH YIELD FIXED-INCOME FUNDS		314,974

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	23,528	$ 244,927
Fidelity Strategic Real Return Fund	25,250	244,927
Fidelity Total Bond Fund	68,372	734,312
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,224,166
TOTAL FIXED-INCOME FUNDS (Cost $1,453,204)		1,539,140
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	76,628	76,628
Fidelity Short-Term Bond Fund	9,036	76,628
TOTAL SHORT-TERM FUNDS (Cost $152,177)		153,256
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,229,336)	4,701,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 4,701,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $17,454 of which $2,106 and $15,348 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $4,229,336) - See accompanying schedule		$ 4,701,100
Cash		40
Receivable for fund shares sold		883,327
Total assets		5,584,467

Liabilities
Payable for investments purchased	$ 883,324
Distribution and service plan fees payable	46
Total liabilities		883,370

Net Assets		$ 4,701,097
Net Assets consist of:
Paid in capital		$ 4,337,652
Undistributed net investment income		901
Accumulated undistributed net realized gain (loss) on investments		(109,220)
Net unrealized appreciation (depreciation) on investments		471,764
Net Assets		$ 4,701,097
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,696 ÷ 535.9 shares)		$ 47.95

Maximum offering price per share (100/94.25 of $47.95)		$ 50.88
Class T: Net Asset Value and redemption price per share ($32,835 ÷ 684.7 shares)		$ 47.96

Maximum offering price per share (100/96.50 of $47.96)		$ 49.70

Class C: Net Asset Value and offering price per share ($32,321 ÷ 673.8 shares)A		$ 47.97

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($4,576,885 ÷ 95,468.2 shares)		$ 47.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,360 ÷ 695.9 shares)		$ 47.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,692

Expenses
Distribution and service plan fees	$ 292
Independent trustees' compensation	7
Total expenses before reductions	299
Expense reductions	(7)	292
Net investment income (loss)		49,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,568)
Capital gain distributions from underlying funds	20,282
Total net realized gain (loss)		(18,286)
Change in net unrealized appreciation (depreciation) on underlying funds		431,347
Net gain (loss)		413,061
Net increase (decrease) in net assets resulting from operations		$ 462,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,400	$ 58,360
Net realized gain (loss)	(18,286)	(3,503)
Change in net unrealized appreciation (depreciation)	431,347	231,761
Net increase (decrease) in net assets resulting from operations	462,461	286,618
Distributions to shareholders from net investment income	(49,432)	(57,943)
Distributions to shareholders from net realized gain	(15,604)	(7,508)
Total distributions	(65,036)	(65,451)
Share transactions - net increase (decrease)	768,588	1,660,037
Total increase (decrease) in net assets	1,166,013	1,881,204

Net Assets
Beginning of period	3,535,084	1,653,880
End of period (including undistributed net investment income of $901 and undistributed net investment income of $933, respectively)	$ 4,701,097	$ 3,535,084

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.557	.747	.819	.425
Net realized and unrealized gain (loss)	5.106	4.285	(6.123)	(4.836)
Total from investment operations	5.663	5.032	(5.304)	(4.411)
Distributions from net investment income	(.558)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.753)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 47.95	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	13.21%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.44% A	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 88	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.500	.642	.739	.365
Net realized and unrealized gain (loss)	5.117	4.281	(6.128)	(4.852)
Total from investment operations	5.617	4.923	(5.389)	(4.487)
Distributions from net investment income	(.502)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.697)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 47.96	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	13.09%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.19% A	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 37	$ 57	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.386	.430	.560	.226
Net realized and unrealized gain (loss)	5.112	4.275	(6.123)	(4.846)
Total from investment operations	5.498	4.705	(5.563)	(4.620)
Distributions from net investment income	(.383)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.578)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 47.97	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	12.79%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.69% A	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 37	$ 56	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.613	.857	.900	.496
Net realized and unrealized gain (loss)	5.110	4.279	(6.114)	(4.840)
Total from investment operations	5.723	5.136	(5.214)	(4.344)
Distributions from net investment income	(.618)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.813)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.94	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.36%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.70% A	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,577	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.614	.855	.918	.504
Net realized and unrealized gain (loss)	5.109	4.281	(6.132)	(4.848)
Total from investment operations	5.723	5.136	(5.214)	(4.344)
Distributions from net investment income	(.618)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.813)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.94	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.36%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.70% A	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 38	$ 57	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 10,371,851	$ 498,542	$ (152,639)	$ 345,903
Fidelity Income Replacement 2018 Fund	5,831,249	177,344	(169,820)	7,524
Fidelity Income Replacement 2020 Fund	3,991,666	288,500	(70,852)	217,648
Fidelity Income Replacement 2022 Fund	3,120,356	92,610	(137,765)	(45,155)
Fidelity Income Replacement 2024 Fund	1,607,060	103,826	(36,820)	67,006
Fidelity Income Replacement 2026 Fund	1,411,924	58,900	(41,424)	17,476
Fidelity Income Replacement 2028 Fund	6,309,752	335,884	(172,301)	163,583
Fidelity Income Replacement 2030 Fund	2,883,230	179,090	(53,092)	125,998
Fidelity Income Replacement 2032 Fund	1,861,326	326,913	(5,264)	321,649
Fidelity Income Replacement 2034 Fund	1,801,035	246,946	(9,369)	237,577
Fidelity Income Replacement 2036 Fund	1,943,004	82,232	(75,794)	6,438
Fidelity Income Replacement 2038 Fund	1,350,162	219,956	(4,478)	215,478
Fidelity Income Replacement 2040 Fund	1,949,267	152,140	(34,275)	117,865
Fidelity Income Replacement 2042 Fund	4,287,193	482,493	(68,586)	413,907

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,007,711	2,848,246
Fidelity Income Replacement 2018 Fund	1,387,027	1,310,923
Fidelity Income Replacement 2020 Fund	1,409,214	748,150
Fidelity Income Replacement 2022 Fund	643,300	334,955
Fidelity Income Replacement 2024 Fund	231,135	218,151
Fidelity Income Replacement 2026 Fund	553,139	207,412
Fidelity Income Replacement 2028 Fund	959,598	1,170,953
Fidelity Income Replacement 2030 Fund	1,353,434	515,496
Fidelity Income Replacement 2032 Fund	530,997	254,831
Fidelity Income Replacement 2034 Fund	449,976	450,032
Fidelity Income Replacement 2036 Fund	886,175	192,978
Fidelity Income Replacement 2038 Fund	203,244	1,121,802
Fidelity Income Replacement 2040 Fund	700,560	374,423
Fidelity Income Replacement 2042 Fund	1,278,621	505,395

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,771	$ -
Class T	.25%	.25%	1,596	-
Class C	.75%	.25%	5,538	118
			$ 9,905	$ 118
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,514	$ 12
Class T	.25%	.25%	132	6
Class C	.75%	.25%	1,010	334
			$ 2,656	$ 352
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 776	$ 259
Class T	.25%	.25%	350	-
Class C	.75%	.25%	1,525	54
			$ 2,651	$ 313
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 68	$ 2
Class T	.25%	.25%	192	4
Class C	.75%	.25%	201	82
			$ 461	$ 88
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 332	$ 4
Class T	.25%	.25%	124	88
Class C	.75%	.25%	830	15
			$ 1,286	$ 107
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 51	$ 17
Class T	.25%	.25%	304	14
Class C	.75%	.25%	903	35
			$ 1,258	$ 66
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 466	$ 16
Class T	.25%	.25%	370	-
Class C	.75%	.25%	256	-
			$ 1,092	$ 16
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 76	$ 22
Class T	.25%	.25%	71	33
Class C	.75%	.25%	1,001	92
			$ 1,148	$ 147
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 269	$ 3
Class T	.25%	.25%	82	82
Class C	.75%	.25%	136	136
			$ 487	$ 221
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 30	$ 30
Class T	.25%	.25%	80	80
Class C	.75%	.25%	123	123
			$ 233	$ 233

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 46	$ 38
Class T	.25%	.25%	692	8
Class C	.75%	.25%	606	10
			$ 1,344	$ 56
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 40	$ 2
Class T	.25%	.25%	86	86
Class C	.75%	.25%	419	418
			$ 545	$ 506
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 66	$ 38
Class T	.25%	.25%	300	14
Class C	.75%	.25%	459	458
			$ 825	$ 510
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 34	$ 17
Class T	.25%	.25%	86	86
Class C	.75%	.25%	172	172
			$ 292	$ 275

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Funds. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 249
Class C*	9
$ 258
Fidelity Income Replacement 2018 Fund
Class A	$ 563

Fidelity Income Replacement 2020 Fund
Class A	$ 1

Fidelity Income Replacement 2022 Fund
Class A	$ 215

Fidelity Income Replacement 2026 Fund
Class T	$ 4

Fidelity Income Replacement 2036 Fund
Class T	$ 3

Fidelity Income Replacement 2040 Fund
Class A	$ 441

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 21
Fidelity Income Replacement 2018 Fund	11
Fidelity Income Replacement 2020 Fund	7
Fidelity Income Replacement 2022 Fund	5
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	2
Fidelity Income Replacement 2028 Fund	12
Fidelity Income Replacement 2030 Fund	4
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	4
Fidelity Income Replacement 2036 Fund	3
Fidelity Income Replacement 2038 Fund	4
Fidelity Income Replacement 2040 Fund	3
Fidelity Income Replacement 2042 Fund	7

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 21,459	$ 44,617
Class T	5,559	10,060
Class C	7,097	12,552
Income Replacement 2016	79,257	120,802
Institutional Class	1,181	2,291
Total	$ 114,553	$ 190,322
From net realized gain
Class A	$ 11,231	$ 6,094
Class T	3,381	1,771
Class C	6,082	3,226
Income Replacement 2016	37,507	14,426
Institutional Class	546	316
Total	$ 58,747	$ 25,833
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 12,700	$ 17,039
Class T	474	1,142
Class C	1,346	1,710
Income Replacement 2018	46,716	76,857
Institutional Class	4,200	7,202
Total	$ 65,436	$ 103,950
From net realized gain
Class A	$ 5,977	$ 2,282
Class T	252	200
Class C	980	353
Income Replacement 2018	19,822	9,798
Institutional Class	1,775	910
Total	$ 28,806	$ 13,543

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,493	$ 11,250
Class T	1,297	2,566
Class C	2,066	2,829
Income Replacement 2020	30,280	39,529
Institutional Class	602	2,036
Total	$ 40,738	$ 58,210
From net realized gain
Class A	$ 2,797	$ 1,618
Class T	638	468
Class C	1,402	667
Income Replacement 2020	11,887	4,645
Institutional Class	234	316
Total	$ 16,958	$ 7,714
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 682	$ 760
Class T	737	1,377
Class C	250	583
Income Replacement 2022	31,719	52,195
Institutional Class	53	2,258
Total	$ 33,441	$ 57,173
From net realized gain
Class A	$ 313	$ 290
Class T	343	657
Class C	169	426
Income Replacement 2022	11,885	17,200
Institutional Class	20	1,161
Total	$ 12,730	$ 19,734
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,898	$ 5,225
Class T	444	1,024
Class C	1,221	1,614
Income Replacement 2024	13,124	22,024
Institutional Class	390	946
Total	$ 18,077	$ 30,833
From net realized gain
Class A	$ 1,169	$ 733
Class T	211	173
Class C	755	389
Income Replacement 2024	4,799	2,820
Institutional Class	144	118
Total	$ 7,078	$ 4,233
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 421	$ 1,002
Class T	1,196	1,567
Class C	1,311	1,940
Income Replacement 2026	8,875	8,207
Institutional Class	386	937
Total	$ 12,189	$ 13,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2026 Fund
From net realized gain
Class A	$ 163	$ 145
Class T	515	294
Class C	762	484
Income Replacement 2026	3,053	782
Institutional Class	133	118
Total	$ 4,626	$ 1,823
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,198	$ 6,274
Class T	1,195	5,032
Class C	384	669
Income Replacement 2028	67,768	118,159
Institutional Class	392	931
Total	$ 73,937	$ 131,065
From net realized gain
Class A	$ 1,624	$ 885
Class T	551	821
Class C	224	172
Income Replacement 2028	23,226	14,970
Institutional Class	138	117
Total	$ 25,763	$ 16,965
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 629	$ 944
Class T	147	802
Class C	1,578	1,647
Income Replacement 2030	28,486	9,950
Institutional Class	389	870
Total	$ 31,229	$ 14,213
From net realized gain
Class A	$ 210	$ 112
Class T	35	143
Class C	777	448
Income Replacement 2030	9,584	1,042
Institutional Class	117	112
Total	$ 10,723	$ 1,857
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,430	$ 3,578
Class T	299	726
Class C	180	409
Income Replacement 2032	21,767	12,987
Institutional Class	879	990
Total	$ 25,555	$ 18,690
From net realized gain
Class A	$ 874	$ 469
Class T	125	112
Class C	104	93
Income Replacement 2032	7,076	1,351
Institutional Class	309	113
Total	$ 8,488	$ 2,138

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 248	$ 592
Class T	289	675
Class C	155	337
Income Replacement 2034	22,542	34,804
Institutional Class	1,218	1,910
Total	$ 24,452	$ 38,318
From net realized gain
Class A	$ 99	$ 165
Class T	130	218
Class C	99	166
Income Replacement 2034	7,355	7,479
Institutional Class	428	436
Total	$ 8,111	$ 8,464
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 388	$ 811
Class T	2,822	4,274
Class C	932	1,320
Income Replacement 2036	15,066	12,138
Institutional Class	1,160	1,200
Total	$ 20,368	$ 19,743
From net realized gain
Class A	$ 116	$ 162
Class T	928	958
Class C	398	467
Income Replacement 2036	4,588	2,158
Institutional Class	299	204
Total	$ 6,329	$ 3,949
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 381	$ 1,542
Class T	338	689
Class C	607	569
Income Replacement 2038	28,468	40,695
Institutional Class	429	942
Total	$ 30,223	$ 44,437
From net realized gain
Class A	$ 135	$ 413
Class T	137	207
Class C	333	205
Income Replacement 2038	9,117	8,050
Institutional Class	139	209
Total	$ 9,861	$ 9,084
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 887	$ 1,022
Class T	1,296	1,586
Class C	687	487
Income Replacement 2040	18,445	18,680
Institutional Class	713	1,444
Total	$ 22,028	$ 23,219

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2040 Fund
From net realized gain
Class A	$ 360	$ 174
Class T	502	273
Class C	361	112
Income Replacement 2040	5,813	2,099
Institutional Class	227	189
Total	$ 7,263	$ 2,847
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 305	$ 1,305
Class T	349	687
Class C	257	442
Income Replacement 2042	48,080	54,565
Institutional Class	441	944
Total	$ 49,432	$ 57,943
From net realized gain
Class A	$ 108	$ 247
Class T	138	121
Class C	136	120
Income Replacement 2042	15,082	6,898
Institutional Class	140	122
Total	$ 15,604	$ 7,508

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	1,447	10,966	$ 70,361	$ 505,595
Reinvestment of distributions	574	904	27,889	41,700
Shares redeemed	(9,242)	(22,378)	(449,186)	(1,033,263)
Net increase (decrease)	(7,221)	(10,508)	$ (350,936)	$ (485,968)
Class T
Shares sold	-	6,546	$ -	$ 302,409
Reinvestment of distributions	152	199	7,395	9,206
Shares redeemed	(762)	(4,625)	(36,775)	(215,246)
Net increase (decrease)	(610)	2,120	$ (29,380)	$ 96,369
Class C
Shares sold	1,029	3,920	$ 50,000	$ 176,110
Reinvestment of distributions	201	252	9,798	11,639
Shares redeemed	(820)	(8,175)	(39,550)	(376,188)
Net increase (decrease)	410	(4,003)	$ 20,248	$ (188,439)
Income Replacement 2016
Shares sold	18,781	78,978	$ 909,318	$ 3,659,239
Reinvestment of distributions	1,069	721	52,164	33,372
Shares redeemed	(30,441)	(40,547)	(1,486,686)	(1,866,323)
Net increase (decrease)	(10,591)	39,152	$ (525,204)	$ 1,826,288

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
Institutional Class
Shares sold	777	751	$ 38,200	$ 34,781
Reinvestment of distributions	6	15	280	690
Shares redeemed	(257)	(975)	(12,270)	(44,681)
Net increase (decrease)	526	(209)	$ 26,210	$ (9,210)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,564	6,590	$ 72,093	$ 305,640
Reinvestment of distributions	177	248	8,571	11,354
Shares redeemed	(3,740)	(1,601)	(181,952)	(73,103)
Net increase (decrease)	(1,999)	5,237	$ (101,288)	$ 243,891
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	21	479	968
Shares redeemed	(63)	(1,030)	(3,015)	(46,978)
Net increase (decrease)	(53)	(1,009)	$ (2,536)	$ (46,010)
Class C
Shares sold	-	1,627	$ -	$ 75,000
Reinvestment of distributions	38	26	1,833	1,209
Shares redeemed	(260)	(373)	(12,426)	(17,000)
Net increase (decrease)	(222)	1,280	$ (10,593)	$ 59,209
Income Replacement 2018
Shares sold	16,142	11,957	$ 764,740	$ 541,219
Reinvestment of distributions	413	258	20,212	11,837
Shares redeemed	(12,586)	(13,199)	(602,010)	(594,109)
Net increase (decrease)	3,969	(984)	$ 182,942	$ (41,053)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	8	274	361
Shares redeemed	(47)	(100)	(2,250)	(4,500)
Net increase (decrease)	(41)	(92)	$ (1,976)	$ (4,139)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3	4,988	$ 134	$ 223,504
Reinvestment of distributions	148	166	7,184	7,568
Shares redeemed	(548)	(3,855)	(26,167)	(179,660)
Net increase (decrease)	(397)	1,299	$ (18,849)	$ 51,412
Class T
Shares sold	-	1,680	$ -	$ 80,000
Reinvestment of distributions	40	67	1,935	3,033
Shares redeemed	-	(2,893)	-	(131,000)
Net increase (decrease)	40	(1,146)	$ 1,935	$ (47,967)
Class C
Shares sold	-	1,102	$ -	$ 49,985
Reinvestment of distributions	52	67	2,514	3,032
Shares redeemed	(569)	-	(28,016)	-
Net increase (decrease)	(517)	1,169	$ (25,502)	$ 53,017
Income Replacement 2020
Shares sold	22,067	20,661	$ 1,076,822	$ 932,116
Reinvestment of distributions	339	202	16,582	9,173
Shares redeemed	(8,120)	(10,998)	(396,608)	(493,006)
Net increase (decrease)	14,286	9,865	$ 696,796	$ 448,283

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2020 Fund
Institutional Class
Shares sold	-	996	$ -	$ 45,000
Reinvestment of distributions	17	25	835	1,133
Shares redeemed	-	(2,202)	-	(99,518)
Net increase (decrease)	17	(1,181)	$ 835	$ (53,385)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	567	-	$ 27,240	$ -
Reinvestment of distributions	11	8	547	338
Shares redeemed	(31)	(2,006)	(1,444)	(84,777)
Net increase (decrease)	547	(1,998)	$ 26,343	$ (84,439)
Class T
Shares sold	-	1,105	$ -	$ 48,498
Reinvestment of distributions	13	31	614	1,374
Shares redeemed	(113)	(2,115)	(5,366)	(94,162)
Net increase (decrease)	(100)	(979)	$ (4,752)	$ (44,290)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	14	152	640
Shares redeemed	(212)	(699)	(9,959)	(31,230)
Net increase (decrease)	(209)	(685)	$ (9,807)	$ (30,590)
Income Replacement 2022
Shares sold	7,565	9,043	$ 364,469	$ 391,098
Reinvestment of distributions	265	462	12,940	20,398
Shares redeemed	(1,772)	(13,142)	(83,894)	(587,330)
Net increase (decrease)	6,058	(3,637)	$ 293,515	$ (175,834)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	72	166
Shares redeemed	(25)	(3,867)	(1,158)	(173,132)
Net increase (decrease)	(23)	(3,863)	$ (1,086)	$ (172,966)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	68	108	3,305	4,833
Shares redeemed	(598)	(1,295)	(28,922)	(57,768)
Net increase (decrease)	(530)	(1,187)	$ (25,617)	$ (52,935)
Class T
Shares sold	-	295	$ -	$ 13,015
Reinvestment of distributions	14	27	655	1,197
Shares redeemed	(261)	(804)	(12,189)	(35,887)
Net increase (decrease)	(247)	(482)	$ (11,534)	$ (21,675)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	19	912	835
Shares redeemed	(35)	(71)	(1,630)	(2,945)
Net increase (decrease)	(16)	(52)	$ (718)	$ (2,110)
Income Replacement 2024
Shares sold	1,730	9,741	$ 84,592	$ 422,106
Reinvestment of distributions	124	143	6,073	6,430
Shares redeemed	(723)	(5,344)	(34,320)	(239,126)
Net increase (decrease)	1,131	4,540	$ 56,345	$ 189,410

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2024 Fund
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	534	1,064
Shares redeemed	(177)	(580)	(8,334)	(25,832)
Net increase (decrease)	(166)	(556)	$ (7,800)	$ (24,768)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	26	584	1,147
Shares redeemed	(218)	(713)	(10,135)	(31,427)
Net increase (decrease)	(206)	(687)	$ (9,551)	$ (30,280)
Class T
Shares sold	145	2,332	$ 6,445	$ 103,846
Reinvestment of distributions	29	39	1,415	1,739
Shares redeemed	(149)	(1,146)	(6,598)	(50,896)
Net increase (decrease)	25	1,225	$ 1,262	$ 54,689
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	43	55	2,073	2,424
Shares redeemed	(105)	(653)	(4,952)	(29,483)
Net increase (decrease)	(62)	(598)	$ (2,879)	$ (27,059)
Income Replacement 2026
Shares sold	9,591	11,631	$ 464,049	$ 516,873
Reinvestment of distributions	156	139	7,505	6,162
Shares redeemed	(2,224)	(6,640)	(108,432)	(295,846)
Net increase (decrease)	7,523	5,130	$ 363,122	$ 227,189
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	519	1,055
Shares redeemed	(178)	(581)	(8,273)	(25,621)
Net increase (decrease)	(167)	(557)	$ (7,754)	$ (24,566)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,688	$ -	$ 71,316
Reinvestment of distributions	121	161	5,822	7,159
Shares redeemed	(227)	(672)	(10,731)	(29,955)
Net increase (decrease)	(106)	1,177	$ (4,909)	$ 48,520
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	46	1,174	2,069
Shares redeemed	(4,633)	(340)	(207,261)	(15,095)
Net increase (decrease)	(4,609)	(294)	$ (206,087)	$ (13,026)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	8	154	379
Shares redeemed	(50)	(965)	(2,212)	(42,703)
Net increase (decrease)	(47)	(957)	$ (2,058)	$ (42,324)
Income Replacement 2028
Shares sold	8,817	7,291	$ 431,917	$ 328,341
Reinvestment of distributions	774	860	37,731	38,493
Shares redeemed	(9,764)	(26,019)	(467,669)	(1,168,445)
Net increase (decrease)	(173)	(17,868)	$ 1,979	$ (801,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2028 Fund
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	530	1,048
Shares redeemed	(176)	(575)	(8,238)	(25,500)
Net increase (decrease)	(165)	(551)	$ (7,708)	$ (24,452)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	1,608	$ -	$ 70,708
Reinvestment of distributions	10	22	470	972
Shares redeemed	(343)	(1,510)	(15,896)	(65,796)
Net increase (decrease)	(333)	120	$ (15,426)	$ 5,884
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	14	131	632
Shares redeemed	(811)	(767)	(38,608)	(33,663)
Net increase (decrease)	(808)	(753)	$ (38,477)	$ (33,031)
Class C
Shares sold	519	-	$ 25,006	$ -
Reinvestment of distributions	49	47	2,355	2,094
Shares redeemed	(367)	(250)	(17,545)	(10,986)
Net increase (decrease)	201	(203)	$ 9,816	$ (8,892)
Income Replacement 2030
Shares sold	24,184	30,831	$ 1,154,235	$ 1,381,260
Reinvestment of distributions	376	68	18,252	3,035
Shares redeemed	(5,934)	(1,995)	(286,502)	(90,075)
Net increase (decrease)	18,626	28,904	$ 885,985	$ 1,294,220
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	22	506	982
Shares redeemed	(177)	(578)	(8,207)	(25,388)
Net increase (decrease)	(166)	(556)	$ (7,701)	$ (24,406)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	642	-	$ 31,087	$ -
Reinvestment of distributions	70	93	3,304	4,047
Shares redeemed	-	(107)	-	(4,502)
Net increase (decrease)	712	(14)	$ 34,391	$ (455)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	19	424	838
Shares redeemed	(175)	(575)	(8,035)	(24,937)
Net increase (decrease)	(166)	(556)	$ (7,611)	$ (24,099)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	283	502
Shares redeemed	(146)	(480)	(6,687)	(20,831)
Net increase (decrease)	(140)	(468)	$ (6,404)	$ (20,329)
Income Replacement 2032
Shares sold	6,614	20,546	$ 297,485	$ 869,619
Reinvestment of distributions	421	269	20,058	11,717
Shares redeemed	(397)	(21,297)	(18,331)	(886,611)
Net increase (decrease)	6,638	(482)	$ 299,212	$ (5,275)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2032 Fund
Institutional Class
Shares sold	550	565	$ 25,000	$ 25,000
Reinvestment of distributions	8	25	387	1,078
Shares redeemed	(1,493)	(582)	(71,539)	(25,236)
Net increase (decrease)	(935)	8	$ (46,152)	$ 842
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	17	347	757
Shares redeemed	(132)	(984)	(6,047)	(41,642)
Net increase (decrease)	(125)	(967)	$ (5,700)	$ (40,885)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	20	419	892
Shares redeemed	(174)	(569)	(7,975)	(24,737)
Net increase (decrease)	(165)	(549)	$ (7,556)	$ (23,845)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	12	254	503
Shares redeemed	(132)	(434)	(6,064)	(18,880)
Net increase (decrease)	(127)	(422)	$ (5,810)	$ (18,377)
Income Replacement 2034
Shares sold	5,686	5,032	$ 275,526	$ 225,749
Reinvestment of distributions	295	383	14,230	16,703
Shares redeemed	(5,678)	(8,062)	(274,219)	(352,058)
Net increase (decrease)	303	(2,647)	$ 15,537	$ (109,606)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	25	39	1,208	1,717
Shares redeemed	-	(586)	(21)	(25,063)
Net increase (decrease)	25	(547)	$ 1,187	$ (23,346)
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	128	$ -	$ 5,725
Reinvestment of distributions	11	23	504	973
Shares redeemed	(199)	(600)	(9,048)	(25,767)
Net increase (decrease)	(188)	(449)	$ (8,544)	$ (19,069)
Class T
Shares sold	12	82	$ 553	$ 3,536
Reinvestment of distributions	40	54	1,913	2,334
Shares redeemed	(150)	(756)	(6,897)	(33,710)
Net increase (decrease)	(98)	(620)	$ (4,431)	$ (27,840)
Class C
Shares sold	-	979	$ -	$ 39,435
Reinvestment of distributions	28	41	1,330	1,752
Shares redeemed	(188)	(1,217)	(8,716)	(52,088)
Net increase (decrease)	(160)	(197)	$ (7,386)	$ (10,901)
Income Replacement 2036
Shares sold	15,889	2,159	$ 750,000	$ 86,419
Reinvestment of distributions	239	99	11,414	4,266
Shares redeemed	(644)	(4,508)	(30,743)	(191,085)
Net increase (decrease)	15,484	(2,250)	$ 730,671	$ (100,400)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2036 Fund
Institutional Class
Shares sold	28	1,348	$ 1,283	$ 59,043
Reinvestment of distributions	31	33	1,459	1,403
Shares redeemed	(491)	(723)	(22,150)	(31,039)
Net increase (decrease)	(432)	658	$ (19,408)	$ 29,407
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	667	$ -	$ 28,000
Reinvestment of distributions	11	24	516	996
Shares redeemed	(37)	(2,898)	(1,526)	(123,534)
Net increase (decrease)	(26)	(2,207)	$ (1,010)	$ (94,538)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	21	475	896
Shares redeemed	(190)	(622)	(8,472)	(26,247)
Net increase (decrease)	(180)	(601)	$ (7,997)	$ (25,351)
Class C
Shares sold	-	1,458	$ -	$ 65,000
Reinvestment of distributions	20	18	940	774
Shares redeemed	(462)	(823)	(20,624)	(34,657)
Net increase (decrease)	(442)	653	$ (19,684)	$ 31,117
Income Replacement 2038
Shares sold	102	19,983	$ 4,637	$ 804,508
Reinvestment of distributions	496	594	23,240	25,218
Shares redeemed	(19,191)	(2,784)	(912,335)	(118,526)
Net increase (decrease)	(18,593)	17,793	$ (884,458)	$ 711,200
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	27	568	1,151
Shares redeemed	(192)	(628)	(8,693)	(26,515)
Net increase (decrease)	(180)	(601)	$ (8,125)	$ (25,364)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,226	-	$ 56,828	$ -
Reinvestment of distributions	20	21	957	909
Shares redeemed	(241)	(697)	(10,977)	(29,560)
Net increase (decrease)	1,005	(676)	$ 46,808	$ (28,651)
Class T
Shares sold	31	766	$ 1,384	$ 32,205
Reinvestment of distributions	38	44	1,798	1,859
Shares redeemed	(1)	(849)	(45)	(35,678)
Net increase (decrease)	68	(39)	$ 3,137	$ (1,614)
Class C
Shares sold	-	1,585	$ -	$ 67,225
Reinvestment of distributions	22	14	1,047	599
Shares redeemed	(502)	(765)	(22,474)	(32,264)
Net increase (decrease)	(480)	834	$ (21,427)	$ 35,560
Income Replacement 2040
Shares sold	12,026	51,547	$ 569,527	$ 2,203,936
Reinvestment of distributions	327	391	15,370	16,805
Shares redeemed	(5,911)	(32,503)	(276,118)	(1,366,427)
Net increase (decrease)	6,442	19,435	$ 308,779	$ 854,314

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2040 Fund
Institutional Class
Shares sold	-	857	$ -	$ 35,012
Reinvestment of distributions	20	39	940	1,633
Shares redeemed	(316)	(935)	(14,148)	(39,625)
Net increase (decrease)	(296)	(39)	$ (13,208)	$ (2,980)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	4	1,685	$ 169	$ 72,288
Reinvestment of distributions	9	36	413	1,552
Shares redeemed	(147)	(3,326)	(6,605)	(142,410)
Net increase (decrease)	(134)	(1,605)	$ (6,023)	$ (68,570)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	19	487	808
Shares redeemed	(189)	(621)	(8,485)	(26,230)
Net increase (decrease)	(179)	(602)	$ (7,998)	$ (25,422)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	13	393	562
Shares redeemed	(187)	(615)	(8,365)	(25,273)
Net increase (decrease)	(179)	(602)	$ (7,972)	$ (24,711)
Income Replacement 2042
Shares sold	20,501	45,150	$ 979,327	$ 1,897,966
Reinvestment of distributions	963	960	45,246	40,980
Shares redeemed	(4,882)	(3,141)	(225,966)	(134,772)
Net increase (decrease)	16,582	42,969	$ 798,607	$ 1,804,174
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	25	581	1,066
Shares redeemed	(192)	(627)	(8,607)	(26,500)
Net increase (decrease)	(180)	(602)	$ (8,026)	$ (25,434)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investments strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund	Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	15%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew each fund's Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each of Income Replacement 2016 Fund, Income Replacement 2020 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2034 Fund, Income Replacement 2036 Fund, and Income Replacement 2040 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Because each of Income Replacement 2018 Fund, Income Replacement 2022 Fund, Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2038 Fund, and Income Replacement 2042 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Institutional Class (Class I) and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2020

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2022

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2024

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2028

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2030

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2032

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2036

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2038

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2040

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

For each of Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2024 Fund, Income Replacement 2028 Fund, Income Replacement 2032 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund, the Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked equal to its competitive median for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For each of Income Replacement 2022 Fund, Income Replacement 2030 Fund, and Income Replacement 2034 Fund, the Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also causes expenses to vary from class to class.

For Income Replacement 2026 Fund, the Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RW-USAN-0311
1.848177.103

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2011

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,061.40	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,060.10	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.50	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,062.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,074.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2018 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.10	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,077.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,077.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,087.40	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,086.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,083.40	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,088.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,088.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,095.60	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,094.20	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,091.40	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,097.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,096.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,101.60	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,100.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2024 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,097.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,102.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,102.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,105.70	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,104.40	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,101.70	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,107.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,107.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,109.30	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,108.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,105.00	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,110.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,110.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,112.50	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,110.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2030 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,108.30	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,113.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,113.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,115.00	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,113.80	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,111.00	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,116.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,116.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,118.10	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,116.70	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,113.90	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,119.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,119.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,121.50	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,119.90	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2036 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,117.30	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,122.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,122.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,125.50	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,124.00	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,121.40	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,127.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,126.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,130.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,128.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,125.70	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,131.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,131.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,132.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,130.90	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2042 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,127.90	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,133.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,133.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.7	2.9
Fidelity Disciplined Equity Fund	2.8	3.0
Fidelity Equity-Income Fund	2.8	3.1
Fidelity Large Cap Core Enhanced Index Fund	4.5	4.9
Fidelity Series 100 Index Fund	3.4	3.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	1.8	2.0
	22.5	24.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.3
Fidelity Strategic Real Return Fund	8.5	8.5
Fidelity Total Bond Fund	25.4	25.1
	42.4	41.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.6
Fidelity Short-Term Bond Fund	16.6	15.7
	33.3	31.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.3%

Expected
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	15,787	$ 289,373
Fidelity Disciplined Equity Fund	12,970	301,162
Fidelity Equity-Income Fund	6,609	301,162
Fidelity Large Cap Core Enhanced Index Fund	55,056	482,289
Fidelity Series 100 Index Fund	40,475	362,252
Fidelity Series Broad Market Opportunities Fund	46,915	482,288
Fidelity Series Small Cap Opportunities Fund	17,634	192,915
TOTAL DOMESTIC EQUITY FUNDS		2,411,441
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,861	193,987
TOTAL EQUITY FUNDS (Cost $2,327,382)		2,605,428
Fixed-Income Funds - 42.4%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund	87,305	$ 908,846
Fidelity Strategic Real Return Fund	93,695	908,846
Fidelity Total Bond Fund	253,768	2,725,464
TOTAL FIXED-INCOME FUNDS (Cost $4,354,464)		4,543,156
Short-Term Funds - 33.3%

Fidelity Institutional Money Market Portfolio Institutional Class	1,784,703	1,784,703
Fidelity Short-Term Bond Fund	210,432	1,784,467
TOTAL SHORT-TERM FUNDS (Cost $3,545,981)		3,569,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,227,827)		10,717,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,308)
NET ASSETS - 100%		$ 10,715,446
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $245,395 of which $11,321 and $234,074 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $10,227,827) - See accompanying schedule		$ 10,717,754
Cash		11
Receivable for investments sold		130,215
Total assets		10,847,980

Liabilities
Payable for investments purchased	$ 69,616
Payable for fund shares redeemed	61,267
Distribution and service plan fees payable	1,651
Total liabilities		132,534

Net Assets		$ 10,715,446
Net Assets consist of:
Paid in capital		$ 10,823,220
Undistributed net investment income		2,916
Accumulated undistributed net realized gain (loss) on investments		(600,617)
Net unrealized appreciation (depreciation) on investments		489,927
Net Assets		$ 10,715,446
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,057,157 ÷ 41,836.9 shares)		$ 49.17

Maximum offering price per share (100/94.25 of $49.17)		$ 52.17
Class T: Net Asset Value and redemption price per share ($636,574 ÷ 12,947.1 shares)		$ 49.17

Maximum offering price per share (100/96.50 of $49.17)		$ 50.95

Class C: Net Asset Value and offering price per share ($1,143,432 ÷ 23,259.5 shares)A		$ 49.16

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,739,718 ÷ 137,040.0 shares)		$ 49.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($138,565 ÷ 2,817.4 shares)		$ 49.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 123,564

Expenses
Distribution and service plan fees	$ 9,905
Independent trustees' compensation	21
Total expenses before reductions	9,926
Expense reductions	(21)	9,905
Net investment income (loss)		113,659
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(124,567)
Capital gain distributions from underlying funds	78,190
Total net realized gain (loss)		(46,377)
Change in net unrealized appreciation (depreciation) on underlying funds		606,670
Net gain (loss)		560,293
Net increase (decrease) in net assets resulting from operations		$ 673,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,659	$ 190,860
Net realized gain (loss)	(46,377)	(128,722)
Change in net unrealized appreciation (depreciation)	606,670	877,831
Net increase (decrease) in net assets resulting from operations	673,952	939,969
Distributions to shareholders from net investment income	(114,553)	(190,322)
Distributions to shareholders from net realized gain	(58,747)	(25,833)
Total distributions	(173,300)	(216,155)
Share transactions - net increase (decrease)	(859,062)	1,239,040
Total increase (decrease) in net assets	(358,410)	1,962,854

Net Assets
Beginning of period	11,073,856	9,111,002
End of period (including undistributed net investment income of $2,916 and undistributed net investment income of $3,810, respectively)	$ 10,715,446	$ 11,073,856

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.831	1.118	1.233
Net realized and unrealized gain (loss)	2.400	3.539	(3.686)	(2.204)
Total from investment operations	2.874	4.370	(2.568)	(.971)
Distributions from net investment income	(.483)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.744)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.17	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	6.14%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	1.96%A	1.80%	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.413	.716	1.025	1.128
Net realized and unrealized gain (loss)	2.402	3.540	(3.690)	(2.219)
Total from investment operations	2.815	4.256	(2.665)	(1.091)
Distributions from net investment income	(.424)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.685)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.17	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	6.01%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	1.71%A	1.55%	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 637	$ 638	$ 499	$ 673
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.292	.485	.822	.904
Net realized and unrealized gain (loss)	2.405	3.531	(3.689)	(2.227)
Total from investment operations	2.697	4.016	(2.867)	(1.323)
Distributions from net investment income	(.306)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.567)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.16	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	5.75%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.21%A	1.05%	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,143	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31,2011	Years ended July 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.534	.948	1.231	1.356
Net realized and unrealized gain (loss)	2.401	3.539	(3.692)	(2.217)
Total from investment operations	2.935	4.487	(2.461)	(.861)
Distributions from net investment income	(.544)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.805)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.18	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	6.27%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	2.21% A	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,740	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.533	.947	1.235	1.370
Net realized and unrealized gain (loss)	2.402	3.530	(3.686)	(2.231)
Total from investment operations	2.935	4.477	(2.451)	(.861)
Distributions from net investment income	(.544)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.805)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.18	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	6.27%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	2.21%A	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 109	$ 184
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.5	3.7
Fidelity Disciplined Equity Fund	3.7	3.8
Fidelity Equity-Income Fund	3.7	3.9
Fidelity Large Cap Core Enhanced Index Fund	5.9	6.2
Fidelity Series 100 Index Fund	4.4	4.7
Fidelity Series Broad Market Opportunities Fund	5.9	6.2
Fidelity Series Small Cap Opportunities Fund	2.4	2.5
	29.5	31.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	1.1
Fidelity Strategic Income Fund	0.8	1.1
	1.7	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.6
Fidelity Strategic Real Return Fund	7.8	7.7
Fidelity Total Bond Fund	23.3	22.9
	38.9	38.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	12.7
Fidelity Short-Term Bond Fund	13.5	12.7
	27.0	25.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	31.0%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.2%
Short-Term Funds	25.4%

Expected
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,244	$ 206,109
Fidelity Disciplined Equity Fund	9,254	214,867
Fidelity Equity-Income Fund	4,715	214,867
Fidelity Large Cap Core Enhanced Index Fund	39,258	343,904
Fidelity Series 100 Index Fund	28,835	258,074
Fidelity Series Broad Market Opportunities Fund	33,454	343,904
Fidelity Series Small Cap Opportunities Fund	12,596	137,795
TOTAL DOMESTIC EQUITY FUNDS		1,719,520
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,116	169,324
TOTAL EQUITY FUNDS (Cost $1,870,401)		1,888,844
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund	5,253	50,797
Fidelity Strategic Income Fund	4,544	50,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,594

	Shares	Value
Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund	43,580	$ 453,673
Fidelity Strategic Real Return Fund	46,770	453,673
Fidelity Total Bond Fund	126,833	1,362,185
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,269,531
TOTAL FIXED-INCOME FUNDS (Cost $2,300,361)		2,371,125
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class	789,402	789,402
Fidelity Short-Term Bond Fund	93,090	789,402
TOTAL SHORT-TERM FUNDS (Cost $1,572,383)		1,578,804
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,743,145)		5,838,773
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$ 5,838,336
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $534,410 of which $123,548 and $410,862 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,743,145) - See accompanying schedule		$ 5,838,773
Receivable for investments sold		49,743
Total assets		5,888,516

Liabilities
Payable for investments purchased	$ 49,749
Distribution and service plan fees payable	431
Total liabilities		50,180

Net Assets		$ 5,838,336
Net Assets consist of:
Paid in capital		$ 6,434,781
Undistributed net investment income		1,608
Accumulated undistributed net realized gain (loss) on investments		(693,681)
Net unrealized appreciation (depreciation) on investments		95,628
Net Assets		$ 5,838,336
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,117,749 ÷ 22,704.4 shares)		$ 49.23

Maximum offering price per share (100/94.25 of $49.23)		$ 52.23
Class T: Net Asset Value and redemption price per share ($52,337 ÷ 1,062.3 shares)		$ 49.27

Maximum offering price per share (100/96.50 of $49.27)		$ 51.06

Class C: Net Asset Value and offering price per share ($202,288 ÷ 4,110.8 shares)A		$ 49.21

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,097,222 ÷ 83,204.2 shares)		$ 49.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,740 ÷ 7,487.5 shares)		$ 49.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,884

Expenses
Distribution and service plan fees	$ 2,656
Independent trustees' compensation	11
Total expenses before reductions	2,667
Expense reductions	(11)	2,656
Net investment income (loss)		65,228
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(26,570)
Capital gain distributions from underlying funds	38,528
Total net realized gain (loss)		11,958
Change in net unrealized appreciation (depreciation) on underlying funds		357,615
Net gain (loss)		369,573
Net increase (decrease) in net assets resulting from operations		$ 434,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,228	$ 103,982
Net realized gain (loss)	11,958	(68,006)
Change in net unrealized appreciation (depreciation)	357,615	484,491
Net increase (decrease) in net assets resulting from operations	434,801	520,467
Distributions to shareholders from net investment income	(65,436)	(103,950)
Distributions to shareholders from net realized gain	(28,806)	(13,543)
Total distributions	(94,242)	(117,493)
Share transactions - net increase (decrease)	66,549	211,898
Total increase (decrease) in net assets	407,108	614,872

Net Assets
Beginning of period	5,431,228	4,816,356
End of period (including undistributed net investment income of $1,608 and undistributed net investment income of $1,816, respectively)	$ 5,838,336	$ 5,431,228

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.501	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.017	3.763	(4.138)	(2.454)
Total from investment operations	3.518	4.599	(3.046)	(1.291)
Distributions from net investment income	(.501)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.738)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.23	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	7.61%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	2.09%A	1.83%	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.440	.722	.989	1.075
Net realized and unrealized gain (loss)	3.028	3.759	(4.128)	(2.483)
Total from investment operations	3.468	4.481	(3.139)	(1.408)
Distributions from net investment income	(.441)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.678)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.27	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	7.49%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	1.83%A	1.58%	2.44%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 52	$ 91	$ 154
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.320	.495	.786	.836
Net realized and unrealized gain (loss)	3.019	3.760	(4.122)	(2.476)
Total from investment operations	3.339	4.255	(3.336)	(1.640)
Distributions from net investment income	(.322)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.559)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.21	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	7.21%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.34%A	1.08%	1.94%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 202	$ 201	$ 131	$ 365
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.561	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.016	3.761	(4.138)	(2.469)
Total from investment operations	3.577	4.711	(2.936)	(1.189)
Distributions from net investment income	(.560)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.797)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.24	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	7.74%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	2.34%A	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,097	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.561	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.026	3.761	(4.121)	(2.474)
Total from investment operations	3.587	4.711	(2.946)	(1.179)
Distributions from net investment income	(.560)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.797)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.25	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	7.76%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	2.34%A	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 369	$ 350	$ 326	$ 214
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.2	4.3
Fidelity Disciplined Equity Fund	4.3	4.4
Fidelity Equity-Income Fund	4.3	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.0	7.2
Fidelity Series 100 Index Fund	5.2	5.4
Fidelity Series Broad Market Opportunities Fund	7.0	7.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	34.8	35.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.5
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.1
Fidelity Strategic Real Return Fund	7.2	7.2
Fidelity Total Bond Fund	21.6	21.3
	36.0	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.6
Fidelity Short-Term Bond Fund	11.2	10.7
	22.5	21.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.9%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.3%

Expected
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,599	$ 175,949
Fidelity Disciplined Equity Fund	7,886	183,105
Fidelity Equity-Income Fund	4,018	183,105
Fidelity Large Cap Core Enhanced Index Fund	33,444	292,968
Fidelity Series 100 Index Fund	24,550	219,726
Fidelity Series Broad Market Opportunities Fund	28,499	292,968
Fidelity Series Small Cap Opportunities Fund	10,696	117,019
TOTAL DOMESTIC EQUITY FUNDS		1,464,840
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,896	162,059
TOTAL EQUITY FUNDS (Cost $1,402,682)		1,626,899
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	6,094	58,930
Fidelity Strategic Income Fund	5,271	58,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,860

	Shares	Value
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund	29,154	$ 303,491
Fidelity Strategic Real Return Fund	31,288	303,492
Fidelity Total Bond Fund	84,696	909,634
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,516,617
TOTAL FIXED-INCOME FUNDS (Cost $1,556,030)		1,634,477
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class	473,969	473,969
Fidelity Short-Term Bond Fund	55,893	473,969
TOTAL SHORT-TERM FUNDS (Cost $940,842)		947,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,899,554)	4,209,314
NET OTHER ASSETS (LIABILITIES) - 0.0%	(453)
NET ASSETS - 100%	$ 4,208,861
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $122,224 of which $3,778 and $118,446 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,899,554) - See accompanying schedule		$ 4,209,314
Receivable for investments sold		27,295
Total assets		4,236,609

Liabilities
Payable for investments purchased	$ 27,300
Distribution and service plan fees payable	448
Total liabilities		27,748

Net Assets		$ 4,208,861
Net Assets consist of:
Paid in capital		$ 4,127,939
Undistributed net investment income		1,051
Accumulated undistributed net realized gain (loss) on investments		(229,889)
Net unrealized appreciation (depreciation) on investments		309,760
Net Assets		$ 4,208,861
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($630,977 ÷ 12,779 shares)		$ 49.38

Maximum offering price per share (100/94.25 of $49.38)		$ 52.39
Class T: Net Asset Value and redemption price per share ($145,366 ÷ 2,944 shares)		$ 49.38

Maximum offering price per share (100/96.50 of $49.38)		$ 51.17

Class C: Net Asset Value and offering price per share ($290,075 ÷ 5,878 shares)A		$ 49.35

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,089,160 ÷ 62,559 shares)		$ 49.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,283 ÷ 1,079 shares)		$ 49.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,428

Expenses
Distribution and service plan fees	$ 2,651
Independent trustees' compensation	7
Total expenses before reductions	2,658
Expense reductions	(7)	2,651
Net investment income (loss)		40,777
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,356)
Capital gain distributions from underlying funds	22,741
Total net realized gain (loss)		19,385
Change in net unrealized appreciation (depreciation) on underlying funds		241,426
Net gain (loss)		260,811
Net increase (decrease) in net assets resulting from operations		$ 301,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,777	$ 58,358
Net realized gain (loss)	19,385	(17,761)
Change in net unrealized appreciation (depreciation)	241,426	270,430
Net increase (decrease) in net assets resulting from operations	301,588	311,027
Distributions to shareholders from net investment income	(40,738)	(58,210)
Distributions to shareholders from net realized gain	(16,958)	(7,714)
Total distributions	(57,696)	(65,924)
Share transactions - net increase (decrease)	655,215	451,360
Total increase (decrease) in net assets	899,107	696,463

Net Assets
Beginning of period	3,309,754	2,613,291
End of period (including undistributed net investment income of $1,051 and undistributed net investment income of $1,012, respectively)	$ 4,208,861	$ 3,309,754

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.513	.812	1.027	1.085
Net realized and unrealized gain (loss)	3.500	3.930	(4.465)	(2.692)
Total from investment operations	4.013	4.742	(3.438)	(1.607)
Distributions from net investment income	(.504)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.723)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	8.74%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.14% A	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 631	$ 607	$ 502	$ 503
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.453	.696	.926	.985
Net realized and unrealized gain (loss)	3.500	3.928	(4.460)	(2.707)
Total from investment operations	3.953	4.624	(3.534)	(1.722)
Distributions from net investment income	(.444)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.663)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	8.61%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.89% A	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145	$ 134	$ 171	$ 187
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.333	.473	.736	.755
Net realized and unrealized gain (loss)	3.498	3.923	(4.471)	(2.699)
Total from investment operations	3.831	4.396	(3.735)	(1.944)
Distributions from net investment income	(.322)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.541)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.35	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	8.34%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.39% A	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 295	$ 221	$ 275
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.925	1.125	1.190
Net realized and unrealized gain (loss)	3.499	3.919	(4.464)	(2.677)
Total from investment operations	4.072	4.844	(3.339)	(1.487)
Distributions from net investment income	(.563)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.782)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	8.88%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.39% A	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,089	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	41% A	38%	60%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.928	1.138	1.215
Net realized and unrealized gain (loss)	3.499	3.916	(4.477)	(2.702)
Total from investment operations	4.072	4.844	(3.339)	(1.487)
Distributions from net investment income	(.563)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.782)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	8.88%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.39% A	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53	$ 49	$ 95	$ 163
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.6	4.7
Fidelity Disciplined Equity Fund	4.8	4.9
Fidelity Equity-Income Fund	4.8	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.8	7.9
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	7.8	7.9
Fidelity Series Small Cap Opportunities Fund	3.1	3.2
	38.7	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.9
Fidelity Strategic Income Fund	1.8	1.8
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.6
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.3	20.0
	33.8	33.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	9.2
Fidelity Short-Term Bond Fund	9.6	9.2
	19.2	18.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.1%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.4%

Expected
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,801	$ 142,997
Fidelity Disciplined Equity Fund	6,423	149,147
Fidelity Equity-Income Fund	3,273	149,147
Fidelity Large Cap Core Enhanced Index Fund	27,206	238,328
Fidelity Series 100 Index Fund	19,963	178,669
Fidelity Series Broad Market Opportunities Fund	23,184	238,328
Fidelity Series Small Cap Opportunities Fund	8,714	95,331
TOTAL DOMESTIC EQUITY FUNDS		1,191,947
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,432	146,687
TOTAL EQUITY FUNDS (Cost $1,373,374)		1,338,634
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	5,597	54,124
Fidelity Strategic Income Fund	4,841	54,124
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,248

	Shares	Value
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund	19,940	$ 207,576
Fidelity Strategic Real Return Fund	21,400	207,576
Fidelity Total Bond Fund	58,097	623,959
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,039,111
TOTAL FIXED-INCOME FUNDS (Cost $1,116,176)		1,147,359
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class	294,604	294,604
Fidelity Short-Term Bond Fund	34,741	294,604
TOTAL SHORT-TERM FUNDS (Cost $587,674)		589,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,077,224)	3,075,201
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73)
NET ASSETS - 100%	$ 3,075,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $545,422 of which $64,025 and $481,397 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $109,973 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,077,224) - See accompanying schedule		$ 3,075,201
Receivable for investments sold		16,946
Receivable for fund shares sold		3,000
Total assets		3,095,147

Liabilities
Payable for investments purchased	$ 19,940
Distribution and service plan fees payable	79
Total liabilities		20,019

Net Assets		$ 3,075,128
Net Assets consist of:
Paid in capital		$ 3,778,963
Undistributed net investment income		791
Accumulated undistributed net realized gain (loss) on investments		(702,603)
Net unrealized appreciation (depreciation) on investments		(2,023)
Net Assets		$ 3,075,128
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,193 ÷ 1,467.6 shares)		$ 49.19

Maximum offering price per share (100/94.25 of $49.19)		$ 52.19
Class T: Net Asset Value and redemption price per share ($78,280 ÷ 1,591.6 shares)		$ 49.18

Maximum offering price per share (100/96.50 of $49.18)		$ 50.96

Class C: Net Asset Value and offering price per share ($37,158 ÷ 755.2 shares)A		$ 49.20

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,883,136 ÷ 58,624.5 shares)		$ 49.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,361 ÷ 88.7 shares)		$ 49.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,877

Expenses
Distribution and service plan fees	$ 461
Independent trustees' compensation	5
Total expenses before reductions	466
Expense reductions	(5)	461
Net investment income (loss)		33,416
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,224)
Capital gain distributions from underlying funds	16,889
Total net realized gain (loss)		2,665
Change in net unrealized appreciation (depreciation) on underlying funds		217,883
Net gain (loss)		220,548
Net increase (decrease) in net assets resulting from operations		$ 253,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,416	$ 57,048
Net realized gain (loss)	2,665	(60,204)
Change in net unrealized appreciation (depreciation)	217,883	328,653
Net increase (decrease) in net assets resulting from operations	253,964	325,497
Distributions to shareholders from net investment income	(33,441)	(57,173)
Distributions to shareholders from net realized gain	(12,730)	(19,734)
Total distributions	(46,171)	(76,907)
Share transactions - net increase (decrease)	304,213	(508,119)
Total increase (decrease) in net assets	512,006	(259,529)

Net Assets
Beginning of period	2,563,122	2,822,651
End of period (including undistributed net investment income of $791 and undistributed net investment income of $816, respectively)	$ 3,075,128	$ 2,563,122

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.815	1.035	1.087
Net realized and unrealized gain (loss)	3.819	3.980	(4.739)	(2.853)
Total from investment operations	4.339	4.795	(3.704)	(1.766)
Distributions from net investment income	(.515)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.729)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.19	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	9.56%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.25% A
Net investment income (loss)	2.19% A	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.461	.702	.933	.982
Net realized and unrealized gain (loss)	3.818	3.985	(4.736)	(2.862)
Total from investment operations	4.279	4.687	(3.803)	(1.880)
Distributions from net investment income	(.455)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.669)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.18	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	9.42%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.51%	.50% A
Net investment income (loss)	1.94% A	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 77	$ 112	$ 187
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.341	.477	.737	.760
Net realized and unrealized gain (loss)	3.818	3.989	(4.745)	(2.860)
Total from investment operations	4.159	4.466	(4.008)	(2.100)
Distributions from net investment income	(.325)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.539)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.20	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	9.14%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.00% A
Net investment income (loss)	1.44% A	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 44	$ 69	$ 120
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.925	1.144	1.190
Net realized and unrealized gain (loss)	3.826	3.978	(4.752)	(2.836)
Total from investment operations	4.405	4.903	(3.608)	(1.646)
Distributions from net investment income	(.571)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.785)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.18	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	9.71%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.577	.918	1.131	1.208
Net realized and unrealized gain (loss)	3.818	3.995	(4.749)	(2.854)
Total from investment operations	4.395	4.913	(3.618)	(1.646)
Distributions from net investment income	(.571)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.785)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.17	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	9.69%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.9
Fidelity Disciplined Equity Fund	5.1	5.2
Fidelity Equity-Income Fund	5.1	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.3
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	8.3	8.3
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	41.2	41.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	5.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.3
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.3	19.1
	32.2	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.5	8.2
Fidelity Short-Term Bond Fund	8.5	8.2
	17.0	16.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

Six months ago
Domestic Equity Funds	41.6%
International Equity Funds	5.9%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.4%

Expected
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,521	$ 82,866
Fidelity Disciplined Equity Fund	3,713	86,214
Fidelity Equity-Income Fund	1,892	86,214
Fidelity Large Cap Core Enhanced Index Fund	15,766	138,110
Fidelity Series 100 Index Fund	11,559	103,457
Fidelity Series Broad Market Opportunities Fund	13,435	138,110
Fidelity Series Small Cap Opportunities Fund	5,050	55,244
TOTAL DOMESTIC EQUITY FUNDS		690,215
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class	2,832	93,748
TOTAL EQUITY FUNDS (Cost $716,100)		783,963
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,480	33,649
Fidelity Strategic Income Fund	3,010	33,649
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,298

	Shares	Value
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Government Income Fund	10,356	$ 107,810
Fidelity Strategic Real Return Fund	11,114	107,810
Fidelity Total Bond Fund	30,130	323,599
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,219
TOTAL FIXED-INCOME FUNDS (Cost $579,066)		606,517
Short-Term Funds - 17.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,793	141,793
Fidelity Short-Term Bond Fund	16,721	141,793
TOTAL SHORT-TERM FUNDS (Cost $281,039)		283,586
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,576,205)	1,674,066
NET OTHER ASSETS (LIABILITIES) - 0.0%	(143)
NET ASSETS - 100%	$ 1,673,923
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $76,448 of which $9,801 and $66,647 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $47,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,576,205) - See accompanying schedule		$ 1,674,066
Cash		72
Receivable for investments sold		8,936
Total assets		1,683,074

Liabilities
Payable for investments purchased	$ 8,934
Distribution and service plan fees payable	217
Total liabilities		9,151

Net Assets		$ 1,673,923
Net Assets consist of:
Paid in capital		$ 1,741,502
Undistributed net investment income		382
Accumulated undistributed net realized gain (loss) on investments		(165,822)
Net unrealized appreciation (depreciation) on investments		97,861
Net Assets		$ 1,673,923
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($256,379 ÷ 5,205.1 shares)		$ 49.26

Maximum offering price per share (100/94.25 of $49.26)		$ 52.27
Class T: Net Asset Value and redemption price per share ($46,077 ÷ 935.1 shares)		$ 49.27

Maximum offering price per share (100/96.50 of $49.27)		$ 51.06

Class C: Net Asset Value and offering price per share ($171,691 ÷ 3,488.0 shares)A		$ 49.22

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,168,214 ÷ 23,713.5 shares)		$ 49.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,562 ÷ 640.7 shares)		$ 49.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,307

Expenses
Distribution and service plan fees	$ 1,286
Independent trustees' compensation	3
Total expenses before reductions	1,289
Expense reductions	(3)	1,286
Net investment income (loss)		18,021
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,388)
Capital gain distributions from underlying funds	9,198
Total net realized gain (loss)		(6,190)
Change in net unrealized appreciation (depreciation) on underlying funds		141,054
Net gain (loss)		134,864
Net increase (decrease) in net assets resulting from operations		$ 152,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,021	$ 30,872
Net realized gain (loss)	(6,190)	(37,364)
Change in net unrealized appreciation (depreciation)	141,054	180,425
Net increase (decrease) in net assets resulting from operations	152,885	173,933
Distributions to shareholders from net investment income	(18,077)	(30,833)
Distributions to shareholders from net realized gain	(7,078)	(4,233)
Total distributions	(25,155)	(35,066)
Share transactions - net increase (decrease)	10,676	87,922
Total increase (decrease) in net assets	138,406	226,789

Net Assets
Beginning of period	1,535,517	1,308,728
End of period (including undistributed net investment income of $382 and undistributed net investment income of $438, respectively)	$ 1,673,923	$ 1,535,517

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.519	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.077	4.020	(5.004)	(2.884)
Total from investment operations	4.596	4.831	(3.990)	(1.821)
Distributions from net investment income	(.529)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.746)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.26	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	10.16%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.19% A	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 260	$ 287	$ 286
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.459	.701	.919	.966
Net realized and unrealized gain (loss)	4.070	4.025	(5.010)	(2.903)
Total from investment operations	4.529	4.726	(4.091)	(1.937)
Distributions from net investment income	(.462)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.679)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.27	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	10.01%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.93% A	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 54	$ 69	$ 96
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.340	.476	.726	.728
Net realized and unrealized gain (loss)	4.067	4.020	(5.005)	(2.903)
Total from investment operations	4.407	4.496	(4.279)	(2.175)
Distributions from net investment income	(.350)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.567)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.22	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	9.73%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.578	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.067	4.020	(5.011)	(2.868)
Total from investment operations	4.645	4.944	(3.893)	(1.702)
Distributions from net investment income	(.588)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.805)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.26	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	10.28%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168	$ 1,026	$ 749	$ 714
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.578	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.067	4.032	(5.022)	(2.896)
Total from investment operations	4.645	4.954	(3.903)	(1.702)
Distributions from net investment income	(.588)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.805)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.26	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	10.28%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 37	$ 57	$ 97
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.1
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.6
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	8.6	8.7
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	43.0	43.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.0
Fidelity Strategic Real Return Fund	6.1	6.2
Fidelity Total Bond Fund	18.4	18.3
	30.6	30.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.5
Fidelity Short-Term Bond Fund	7.8	7.6
	15.6	15.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	43.2%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,024	$ 73,760
Fidelity Disciplined Equity Fund	3,306	76,762
Fidelity Equity-Income Fund	1,684	76,762
Fidelity Large Cap Core Enhanced Index Fund	14,017	122,791
Fidelity Series 100 Index Fund	10,286	92,057
Fidelity Series Broad Market Opportunities Fund	11,945	122,791
Fidelity Series Small Cap Opportunities Fund	4,495	49,173
TOTAL DOMESTIC EQUITY FUNDS		614,096
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,764	91,486
TOTAL EQUITY FUNDS (Cost $676,787)		705,582
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	3,252	31,449
Fidelity Strategic Income Fund	2,813	31,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,898

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	8,404	$ 87,484
Fidelity Strategic Real Return Fund	9,019	87,483
Fidelity Total Bond Fund	24,437	262,450
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		437,417
TOTAL FIXED-INCOME FUNDS (Cost $488,421)		500,315
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	111,719	111,719
Fidelity Short-Term Bond Fund	13,182	111,784
TOTAL SHORT-TERM FUNDS (Cost $223,012)		223,503
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,388,220)	1,429,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	(217)
NET ASSETS - 100%	$ 1,429,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $240,189 of which $4,903 and $235,286 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,388,220) - See accompanying schedule		$ 1,429,400
Receivable for investments sold		98,883
Total assets		1,528,283

Liabilities
Payable for fund shares redeemed	$ 98,884
Distribution and service plan fees payable	216
Total liabilities		99,100

Net Assets		$ 1,429,183
Net Assets consist of:
Paid in capital		$ 1,658,234
Undistributed net investment income		299
Accumulated undistributed net realized gain (loss) on investments		(270,530)
Net unrealized appreciation (depreciation) on investments		41,180
Net Assets		$ 1,429,183
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,416 ÷ 784.95 shares)		$ 48.94

Maximum offering price per share (100/94.25 of $48.94)		$ 51.93
Class T: Net Asset Value and redemption price per share ($127,451 ÷ 2,604.55 shares)		$ 48.93

Maximum offering price per share (100/96.50 of $48.93)		$ 50.70

Class C: Net Asset Value and offering price per share ($186,532 ÷ 3,814.43 shares)A		$ 48.90

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,045,347 ÷ 21,361.82 shares)		$ 48.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,437 ÷ 642.43 shares)		$ 48.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,487

Expenses
Distribution and service plan fees	$ 1,258
Independent trustees' compensation	2
Total expenses before reductions	1,260
Expense reductions	(2)	1,258
Net investment income (loss)		12,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	784
Capital gain distributions from underlying funds	6,098
Total net realized gain (loss)		6,882
Change in net unrealized appreciation (depreciation) on underlying funds		90,189
Net gain (loss)		97,071
Net increase (decrease) in net assets resulting from operations		$ 109,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,229	$ 13,583
Net realized gain (loss)	6,882	(46,103)
Change in net unrealized appreciation (depreciation)	90,189	120,286
Net increase (decrease) in net assets resulting from operations	109,300	87,766
Distributions to shareholders from net investment income	(12,189)	(13,653)
Distributions to shareholders from net realized gain	(4,626)	(1,823)
Total distributions	(16,815)	(15,476)
Share transactions - net increase (decrease)	344,200	199,973
Total increase (decrease) in net assets	436,685	272,263

Net Assets
Beginning of period	992,498	720,235
End of period (including undistributed net investment income of $299 and undistributed net investment income of $259, respectively)	$ 1,429,183	$ 992,498

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.210	4.098	(5.184)	(3.105)
Total from investment operations	4.730	4.841	(4.142)	(2.029)
Distributions from net investment income	(.520)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.720)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 48.94	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	10.57%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.21% A	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 45	$ 69	$ 131
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.461	.638	.944	.966
Net realized and unrealized gain (loss)	4.212	4.092	(5.184)	(3.110)
Total from investment operations	4.673	4.730	(4.240)	(2.144)
Distributions from net investment income	(.463)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.663)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 48.93	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	10.44%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.96% A	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 116	$ 55	$ 96
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.343	.412	.757	.723
Net realized and unrealized gain (loss)	4.211	4.087	(5.183)	(3.090)
Total from investment operations	4.554	4.499	(4.426)	(2.367)
Distributions from net investment income	(.344)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.544)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 48.90	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	10.17%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.46% A	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 174	$ 183	$ 485
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.221	4.091	(5.190)	(3.079)
Total from investment operations	4.800	4.947	(4.052)	(1.911)
Distributions from net investment income	(.580)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.780)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.94	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	10.74%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.46% A	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045	$ 622	$ 357	$ 783
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.211	4.092	(5.188)	(3.107)
Total from investment operations	4.790	4.947	(4.052)	(1.911)
Distributions from net investment income	(.580)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.780)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.93	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	10.71%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.46% A	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 56	$ 96
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.2
Fidelity Disciplined Equity Fund	5.5	5.5
Fidelity Equity-Income Fund	5.5	5.6
Fidelity Large Cap Core Enhanced Index Fund	8.9	8.8
Fidelity Series 100 Index Fund	6.6	6.7
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	44.2	44.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.3	2.4
	4.7	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.8	17.7
	29.7	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	6.8
Fidelity Short-Term Bond Fund	7.1	6.9
	14.2	13.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.7%

Expected
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,753	$ 343,734
Fidelity Disciplined Equity Fund	15,417	357,975
Fidelity Equity-Income Fund	7,856	357,975
Fidelity Large Cap Core Enhanced Index Fund	65,398	572,890
Fidelity Series 100 Index Fund	48,026	429,830
Fidelity Series Broad Market Opportunities Fund	55,729	572,890
Fidelity Series Small Cap Opportunities Fund	20,947	229,156
TOTAL DOMESTIC EQUITY FUNDS		2,864,450
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	14,042	464,786
TOTAL EQUITY FUNDS (Cost $3,141,194)		3,329,236
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	15,798	152,771
Fidelity Strategic Income Fund	13,665	152,771
TOTAL HIGH YIELD FIXED-INCOME FUNDS		305,542

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	36,875	$ 383,869
Fidelity Strategic Real Return Fund	39,574	383,869
Fidelity Total Bond Fund	107,105	1,150,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,918,049
TOTAL FIXED-INCOME FUNDS (Cost $2,132,032)		2,223,591
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	460,254	460,254
Fidelity Short-Term Bond Fund	54,275	460,254
TOTAL SHORT-TERM FUNDS (Cost $914,301)		920,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,187,527)		6,473,335
NET OTHER ASSETS (LIABILITIES) - 0.0%		(174)
NET ASSETS - 100%		$ 6,473,161
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $389,576 of which $7,815 and $381,761 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $153,499 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $6,187,527) - See accompanying schedule		$ 6,473,335
Cash		1
Receivable for investments sold		31,697
Total assets		6,505,033

Liabilities
Payable for investments purchased	$ 31,323
Payable for fund shares redeemed	370
Distribution and service plan fees payable	179
Total liabilities		31,872

Net Assets		$ 6,473,161
Net Assets consist of:
Paid in capital		$ 6,909,032
Undistributed net investment income		1,498
Accumulated undistributed net realized gain (loss) on investments		(723,177)
Net unrealized appreciation (depreciation) on investments		285,808
Net Assets		$ 6,473,161
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($386,401 ÷ 7,831.63 shares)		$ 49.34

Maximum offering price per share (100/94.25 of $49.34)		$ 52.35
Class T: Net Asset Value and redemption price per share ($130,906 ÷ 2,651.76 shares)		$ 49.37

Maximum offering price per share (100/96.50 of $49.37)		$ 51.16

Class C: Net Asset Value and offering price per share ($53,152 ÷ 1,076.78 shares) A		$ 49.36

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,871,315 ÷ 118,976.73 shares)		$ 49.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,387 ÷ 636.03 shares)		$ 49.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74,688

Expenses
Distribution and service plan fees	$ 1,092
Independent trustees' compensation	12
Total expenses before reductions	1,104
Expense reductions	(12)	1,092
Net investment income (loss)		73,596
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(46,701)
Capital gain distributions from underlying funds	33,605
Total net realized gain (loss)		(13,096)
Change in net unrealized appreciation (depreciation) on underlying funds		575,123
Net gain (loss)		562,027
Net increase (decrease) in net assets resulting from operations		$ 635,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,596	$ 130,949
Net realized gain (loss)	(13,096)	(193,465)
Change in net unrealized appreciation (depreciation)	575,123	828,403
Net increase (decrease) in net assets resulting from operations	635,623	765,887
Distributions to shareholders from net investment income	(73,937)	(131,065)
Distributions to shareholders from net realized gain	(25,763)	(16,965)
Total distributions	(99,700)	(148,030)
Share transactions - net increase (decrease)	(218,783)	(832,893)
Total increase (decrease) in net assets	317,140	(215,036)

Net Assets
Beginning of period	6,156,021	6,371,057
End of period (including undistributed net investment income of $1,498 and undistributed net investment income of $1,839, respectively)	$ 6,473,161	$ 6,156,021

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.521	.789	1.000	.966
Net realized and unrealized gain (loss)	4.395	4.116	(5.341)	(3.085)
Total from investment operations	4.916	4.905	(4.341)	(2.119)
Distributions from net investment income	(.537)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.746)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 49.34	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	10.93%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.20% A	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 359	$ 278	$ 371
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.678	.905	.847
Net realized and unrealized gain (loss)	4.415	4.107	(5.340)	(3.079)
Total from investment operations	4.870	4.785	(4.435)	(2.232)
Distributions from net investment income	(.451)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.660)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 49.37	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	10.81%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.95% A	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 328	$ 311	$ 606
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.344	.454	.711	.639
Net realized and unrealized gain (loss)	4.392	4.117	(5.333)	(3.104)
Total from investment operations	4.736	4.571	(4.622)	(2.465)
Distributions from net investment income	(.357)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.566)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 49.36	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	10.50%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.45% A	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53	$ 51	$ 86	$ 150
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.395	4.115	(5.330)	(3.072)
Total from investment operations	4.975	5.015	(4.243)	(2.005)
Distributions from net investment income	(.596)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.805)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.35	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	11.06%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.45% A	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,871	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.395	4.116	(5.340)	(3.106)
Total from investment operations	4.975	5.015	(4.243)	(2.005)
Distributions from net investment income	(.596)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.805)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.35	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	11.06%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.45% A	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 56	$ 96
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.7	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Series 100 Index Fund	6.8	6.8
Fidelity Series Broad Market Opportunities Fund	9.0	9.0
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
	45.2	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.1	17.1
	28.5	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.7	6.5
	13.3	13.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,898	$ 163,100
Fidelity Disciplined Equity Fund	7,322	170,021
Fidelity Equity-Income Fund	3,731	170,021
Fidelity Large Cap Core Enhanced Index Fund	31,054	272,034
Fidelity Series 100 Index Fund	22,796	204,026
Fidelity Series Broad Market Opportunities Fund	26,462	272,034
Fidelity Series Small Cap Opportunities Fund	9,957	108,934
TOTAL DOMESTIC EQUITY FUNDS		1,360,170
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	7,228	239,234
TOTAL EQUITY FUNDS (Cost $1,442,797)		1,599,404
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	7,749	74,930
Fidelity Strategic Income Fund	6,702	74,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		149,860

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	16,506	$ 171,827
Fidelity Strategic Real Return Fund	17,714	171,827
Fidelity Total Bond Fund	47,996	515,480
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		859,134
TOTAL FIXED-INCOME FUNDS (Cost $991,531)		1,008,994
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	200,415	200,415
Fidelity Short-Term Bond Fund	23,634	200,415
TOTAL SHORT-TERM FUNDS (Cost $399,222)		400,830
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,833,550)		3,009,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197)
NET ASSETS - 100%		$ 3,009,031
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $125,799 of which $39,903 and $85,896 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,833,550) - See accompanying schedule		$ 3,009,228
Receivable for investments sold		14,732
Total assets		3,023,960

Liabilities
Payable for investments purchased	$ 14,735
Distribution and service plan fees payable	194
Total liabilities		14,929

Net Assets		$ 3,009,031
Net Assets consist of:
Paid in capital		$ 3,003,339
Undistributed net investment income		699
Accumulated undistributed net realized gain (loss) on investments		(170,685)
Net unrealized appreciation (depreciation) on investments		175,678
Net Assets		$ 3,009,031
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,048 ÷ 1,142.0 shares)		$ 49.08

Maximum offering price per share (100/94.25 of $49.08)		$ 52.07
Class T: Net Asset Value and redemption price per share ($9,526 ÷ 194.0 shares)		$ 49.10

Maximum offering price per share (100/96.50 of $49.10)		$ 50.88

Class C: Net Asset Value and offering price per share ($214,004 ÷ 4,363.3 shares) A		$ 49.05

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($2,698,105 ÷ 54,986.9 shares)		$ 49.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,348 ÷ 638.9 shares)		$ 49.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,637

Expenses
Distribution and service plan fees	$ 1,148
Independent trustees' compensation	4
Total expenses before reductions	1,152
Expense reductions	(4)	1,148
Net investment income (loss)		31,489
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,542)
Capital gain distributions from underlying funds	14,193
Total net realized gain (loss)		(7,349)
Change in net unrealized appreciation (depreciation) on underlying funds		231,747
Net gain (loss)		224,398
Net increase (decrease) in net assets resulting from operations		$ 255,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,489	$ 14,472
Net realized gain (loss)	(7,349)	212
Change in net unrealized appreciation (depreciation)	231,747	65,683
Net increase (decrease) in net assets resulting from operations	255,887	80,367
Distributions to shareholders from net investment income	(31,229)	(14,213)
Distributions to shareholders from net realized gain	(10,723)	(1,857)
Total distributions	(41,952)	(16,070)
Share transactions - net increase (decrease)	834,197	1,233,775
Total increase (decrease) in net assets	1,048,132	1,298,072

Net Assets
Beginning of period	1,960,899	662,827
End of period (including undistributed net investment income of $699 and undistributed net investment income of $439, respectively)	$ 3,009,031	$ 1,960,899

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.565	.718	.978	1.034
Net realized and unrealized gain (loss)	4.452	4.180	(5.404)	(3.239)
Total from investment operations	5.017	4.898	(4.426)	(2.205)
Distributions from net investment income	(.531)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.707)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 49.08	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	11.25%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.41% A	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 66	$ 55	$ 95
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.504	.603	.881	.920
Net realized and unrealized gain (loss)	4.449	4.182	(5.402)	(3.234)
Total from investment operations	4.953	4.785	(4.521)	(2.314)
Distributions from net investment income	(.457)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.633)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 49.10	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	11.09%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.16% A	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 45	$ 71	$ 95
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.385	.693	.682
Net realized and unrealized gain (loss)	4.446	4.185	(5.400)	(3.227)
Total from investment operations	4.836	4.570	(4.707)	(2.545)
Distributions from net investment income	(.360)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.536)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 49.05	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	10.83%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.66% A	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 186	$ 178	$ 297
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.626	.821	1.101	1.117
Net realized and unrealized gain (loss)	4.451	4.178	(5.429)	(3.209)
Total from investment operations	5.077	4.999	(4.328)	(2.092)
Distributions from net investment income	(.591)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.767)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.07	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	11.39%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.66% A	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,698	$ 1,628	$ 303	$ 653
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.625	.825	1.074	1.149
Net realized and unrealized gain (loss)	4.442	4.184	(5.402)	(3.241)
Total from investment operations	5.067	5.009	(4.328)	(2.092)
Distributions from net investment income	(.591)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.767)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.07	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	11.37%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.66% A	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 55	$ 96
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.5
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.7	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.2
Fidelity Series 100 Index Fund	6.9	6.9
Fidelity Series Broad Market Opportunities Fund	9.2	9.2
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	46.0	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.5
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.7	16.7
	27.9	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.8
Fidelity Short-Term Bond Fund	6.0	5.8
	12.1	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,574	$ 120,500
Fidelity Disciplined Equity Fund	5,406	125,521
Fidelity Equity-Income Fund	2,754	125,521
Fidelity Large Cap Core Enhanced Index Fund	22,926	200,834
Fidelity Series 100 Index Fund	16,830	150,625
Fidelity Series Broad Market Opportunities Fund	19,536	200,834
Fidelity Series Small Cap Opportunities Fund	7,343	80,333
TOTAL DOMESTIC EQUITY FUNDS		1,004,168
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,764	190,792
TOTAL EQUITY FUNDS (Cost $917,411)		1,194,960
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,892	56,976
Fidelity Strategic Income Fund	5,096	56,976
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,952

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	11,701	$ 121,810
Fidelity Strategic Real Return Fund	12,558	121,810
Fidelity Total Bond Fund	34,025	365,429
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		609,049
TOTAL FIXED-INCOME FUNDS (Cost $681,040)		723,001
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class	132,507	132,507
Fidelity Short-Term Bond Fund	15,626	132,507
TOTAL SHORT-TERM FUNDS (Cost $262,171)		265,014
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,860,622)		2,182,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$ 2,182,895
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $352,265 of which $9,927 and $342,338 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,860,622) - See accompanying schedule		$ 2,182,975
Receivable for investments sold		11,555
Total assets		2,194,530

Liabilities
Payable for investments purchased	$ 11,551
Distribution and service plan fees payable	84
Total liabilities		11,635

Net Assets		$ 2,182,895
Net Assets consist of:
Paid in capital		$ 2,202,156
Undistributed net investment income		510
Accumulated undistributed net realized gain (loss) on investments		(342,124)
Net unrealized appreciation (depreciation) on investments		322,353
Net Assets		$ 2,182,895
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,753 ÷ 5,248.6 shares)		$ 48.54

Maximum offering price per share (100/94.25 of $48.54)		$ 51.50
Class T: Net Asset Value and redemption price per share ($30,700 ÷ 632.2 shares)		$ 48.56

Maximum offering price per share (100/96.50 of $48.56)		$ 50.32

Class C: Net Asset Value and offering price per share ($25,499 ÷ 524.8 shares)A		$ 48.59

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,850,519 ÷ 38,118.0 shares)		$ 48.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,424 ÷ 441.3 shares)		$ 48.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,059

Expenses
Distribution and service plan fees	$ 487
Independent trustees' compensation	4
Total expenses before reductions	491
Expense reductions	(4)	487
Net investment income (loss)		25,572
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,658
Capital gain distributions from underlying funds	11,198
Total net realized gain (loss)		24,856
Change in net unrealized appreciation (depreciation) on underlying funds		175,892
Net gain (loss)		200,748
Net increase (decrease) in net assets resulting from operations		$ 226,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,572	$ 18,688
Net realized gain (loss)	24,856	(147,241)
Change in net unrealized appreciation (depreciation)	175,892	292,353
Net increase (decrease) in net assets resulting from operations	226,320	163,800
Distributions to shareholders from net investment income	(25,555)	(18,690)
Distributions to shareholders from net realized gain	(8,488)	(2,138)
Total distributions	(34,043)	(20,828)
Share transactions - net increase (decrease)	273,436	(49,316)
Total increase (decrease) in net assets	465,713	93,656

Net Assets
Beginning of period	1,717,182	1,623,526
End of period (including undistributed net investment income of $510 and undistributed net investment income of $493, respectively)	$ 2,182,895	$ 1,717,182

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.539	.727	.930	1.019
Net realized and unrealized gain (loss)	4.525	4.154	(5.570)	(3.322)
Total from investment operations	5.064	4.881	(4.640)	(2.303)
Distributions from net investment income	(.524)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.714)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 48.54	$ 44.19	$ 40.21	$ 46.52
Total Return B,C,D	11.50%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.32% A	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 200	$ 183	$ 402
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.480	.620	.821	.918
Net realized and unrealized gain (loss)	4.533	4.147	(5.548)	(3.339)
Total from investment operations	5.013	4.767	(4.727)	(2.421)
Distributions from net investment income	(.463)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.653)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 48.56	$ 44.20	$ 40.22	$ 46.52
Total Return B,C,D	11.38%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.07% A	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 35	$ 54	$ 95
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.365	.403	.624	.690
Net realized and unrealized gain (loss)	4.537	4.143	(5.532)	(3.342)
Total from investment operations	4.902	4.546	(4.908)	(2.652)
Distributions from net investment income	(.342)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.532)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 48.59	$ 44.22	$ 40.23	$ 46.51
Total Return B,C,D	11.10%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.57% A	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 46	$ 95
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.598	.832	1.014	1.122
Net realized and unrealized gain (loss)	4.533	4.147	(5.557)	(3.310)
Total from investment operations	5.131	4.979	(4.543)	(2.188)
Distributions from net investment income	(.581)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.771)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.55	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	11.66%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,851	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	.834	1.009	1.147
Net realized and unrealized gain (loss)	4.530	4.145	(5.552)	(3.335)
Total from investment operations	5.131	4.979	(4.543)	(2.188)
Distributions from net investment income	(.581)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.771)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.55	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	11.66%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 61	$ 55	$ 96
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.9	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.4
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	3.7	3.8
	46.8	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.4
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.4
	27.6	27.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.1
Fidelity Short-Term Bond Fund	5.3	5.2
	10.6	10.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amounts represent less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.3%

Expected
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,250	$ 114,570
Fidelity Disciplined Equity Fund	5,136	119,259
Fidelity Equity-Income Fund	2,617	119,259
Fidelity Large Cap Core Enhanced Index Fund	21,782	190,814
Fidelity Series 100 Index Fund	15,990	143,111
Fidelity Series Broad Market Opportunities Fund	18,562	190,814
Fidelity Series Small Cap Opportunities Fund	6,988	76,448
TOTAL DOMESTIC EQUITY FUNDS		954,275
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,888	194,891
TOTAL EQUITY FUNDS (Cost $930,803)		1,149,166
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,755	55,654
Fidelity Strategic Income Fund	4,978	55,654
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,308

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	10,790	$ 112,328
Fidelity Strategic Real Return Fund	11,580	112,328
Fidelity Total Bond Fund	31,414	337,389
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,045
TOTAL FIXED-INCOME FUNDS (Cost $618,518)		673,353
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	108,046	108,046
Fidelity Short-Term Bond Fund	12,741	108,047
TOTAL SHORT-TERM FUNDS (Cost $212,996)		216,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,762,317)		2,038,612
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 2,038,575
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $62,824 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $32,680 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,762,317) - See accompanying schedule		$ 2,038,612
Receivable for investments sold		11,553
Total assets		2,050,165

Liabilities
Payable for investments purchased	$ 11,553
Distribution and service plan fees payable	37
Total liabilities		11,590

Net Assets		$ 2,038,575
Net Assets consist of:
Paid in capital		$ 1,911,678
Undistributed net investment income		500
Accumulated undistributed net realized gain (loss) on investments		(149,898)
Net unrealized appreciation (depreciation) on investments		276,295
Net Assets		$ 2,038,575
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,177 ÷ 475.2 shares)		$ 48.77

Maximum offering price per share (100/94.25 of $48.77)		$ 51.75
Class T: Net Asset Value and redemption price per share ($30,536 ÷ 626.1 shares)		$ 48.77

Maximum offering price per share (100/96.50 of $48.77)		$ 50.54

Class C: Net Asset Value and offering price per share ($23,179 ÷ 474.9 shares)A		$ 48.81

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,856,407 ÷ 38,078.1 shares)		$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,276 ÷ 2,159.2 shares)		$ 48.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,667

Expenses
Distribution and service plan fees	$ 233
Independent trustees' compensation	4
Total expenses before reductions	237
Expense reductions	(4)	233
Net investment income (loss)		24,434
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,873)
Capital gain distributions from underlying funds	10,419
Total net realized gain (loss)		(5,454)
Change in net unrealized appreciation (depreciation) on underlying funds		200,112
Net gain (loss)		194,658
Net increase (decrease) in net assets resulting from operations		$ 219,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,434	$ 38,285
Net realized gain (loss)	(5,454)	(69,132)
Change in net unrealized appreciation (depreciation)	200,112	253,583
Net increase (decrease) in net assets resulting from operations	219,092	222,736
Distributions to shareholders from net investment income	(24,452)	(38,318)
Distributions to shareholders from net realized gain	(8,111)	(8,464)
Total distributions	(32,563)	(46,782)
Share transactions - net increase (decrease)	(2,342)	(216,059)
Total increase (decrease) in net assets	184,187	(40,105)

Net Assets
Beginning of period	1,854,388	1,894,493
End of period (including undistributed net investment income of $500 and undistributed net investment income of $518, respectively)	$ 2,038,575	$ 1,854,388

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.753	.923	.994
Net realized and unrealized gain (loss)	4.680	4.174	(5.753)	(3.438)
Total from investment operations	5.208	4.927	(4.830)	(2.444)
Distributions from net investment income	(.508)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.708)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 48.77	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	11.81%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.25% A
Net investment income (loss)	2.27% A	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 63	$ 138
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.471	.645	.828	.875
Net realized and unrealized gain (loss)	4.681	4.175	(5.757)	(3.431)
Total from investment operations	5.152	4.820	(4.929)	(2.556)
Distributions from net investment income	(.452)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.652)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 48.77	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	11.67%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.51%	.50% A
Net investment income (loss)	2.02% A	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 35	$ 54	$ 95
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.355	.426	.631	.658
Net realized and unrealized gain (loss)	4.681	4.185	(5.740)	(3.448)
Total from investment operations	5.036	4.611	(5.109)	(2.790)
Distributions from net investment income	(.326)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.526)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 48.81	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	11.39%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.00% A
Net investment income (loss)	1.52% A	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 41	$ 94
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	.862	.988	1.090
Net realized and unrealized gain (loss)	4.670	4.183	(5.729)	(3.425)
Total from investment operations	5.258	5.045	(4.741)	(2.335)
Distributions from net investment income	(.568)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.768)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.75	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	11.93%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A,H	.00% H	.01%	.00% A,H
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	.860	1.002	1.114
Net realized and unrealized gain (loss)	4.680	4.185	(5.753)	(3.439)
Total from investment operations	5.268	5.045	(4.751)	(2.325)
Distributions from net investment income	(.568)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.768)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.76	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	11.96%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A,H	.00% H	.01%	.00% A,H
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 94	$ 108	$ 95
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.7
Fidelity Disciplined Equity Fund	6.0	5.9
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.6	9.5
Fidelity Series 100 Index Fund	7.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	47.8	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.4	10.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	16.0
	26.7	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.4
Fidelity Short-Term Bond Fund	4.7	4.4
	9.4	8.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.8%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,094	$ 111,703
Fidelity Disciplined Equity Fund	5,012	116,382
Fidelity Equity-Income Fund	2,554	116,382
Fidelity Large Cap Core Enhanced Index Fund	21,252	186,172
Fidelity Series 100 Index Fund	15,596	139,580
Fidelity Series Broad Market Opportunities Fund	18,110	186,172
Fidelity Series Small Cap Opportunities Fund	6,807	74,469
TOTAL DOMESTIC EQUITY FUNDS		930,860
International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,155	203,717
TOTAL EQUITY FUNDS (Cost $1,125,747)		1,134,577
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	5,766	55,754
Fidelity Strategic Income Fund	4,987	55,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,508

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	10,000	$ 104,100
Fidelity Strategic Real Return Fund	10,732	104,100
Fidelity Total Bond Fund	29,042	311,909
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		520,109
TOTAL FIXED-INCOME FUNDS (Cost $618,059)		631,617
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class	91,624	91,624
Fidelity Short-Term Bond Fund	10,805	91,624
TOTAL SHORT-TERM FUNDS (Cost $183,048)		183,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,926,854)	1,949,442
NET OTHER ASSETS (LIABILITIES) - 0.0%	(154)
NET ASSETS - 100%	$ 1,949,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $203,731 of which $19,968 and $183,763 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,259 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,926,854) - See accompanying schedule		$ 1,949,442
Cash		74
Receivable for investments sold		10,222
Total assets		1,959,738

Liabilities
Payable for investments purchased	$ 10,219
Distribution and service plan fees payable	231
Total liabilities		10,450

Net Assets		$ 1,949,288
Net Assets consist of:
Paid in capital		$ 2,177,484
Undistributed net investment income		395
Accumulated undistributed net realized gain (loss) on investments		(251,179)
Net unrealized appreciation (depreciation) on investments		22,588
Net Assets		$ 1,949,288
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,766 ÷ 719.2 shares)		$ 48.34

Maximum offering price per share (100/94.25 of $48.34)		$ 51.29
Class T: Net Asset Value and redemption price per share ($288,177 ÷ 5,963.7 shares)		$ 48.32

Maximum offering price per share (100/96.50 of $48.32)		$ 50.07

Class C: Net Asset Value and offering price per share ($123,671 ÷ 2,558.5 shares)A		$ 48.34

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($1,409,570 ÷ 29,162.7 shares)		$ 48.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,104 ÷ 1,926.3 shares)		$ 48.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,854

Expenses
Distribution and service plan fees	$ 1,344
Independent trustees' compensation	3
Total expenses before reductions	1,347
Expense reductions	(3)	1,344
Net investment income (loss)		20,510
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,727)
Capital gain distributions from underlying funds	8,461
Total net realized gain (loss)		(3,266)
Change in net unrealized appreciation (depreciation) on underlying funds		143,005
Net gain (loss)		139,739
Net increase (decrease) in net assets resulting from operations		$ 160,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,510	$ 19,710
Net realized gain (loss)	(3,266)	(40,612)
Change in net unrealized appreciation (depreciation)	143,005	163,539
Net increase (decrease) in net assets resulting from operations	160,249	142,637
Distributions to shareholders from net investment income	(20,368)	(19,743)
Distributions to shareholders from net realized gain	(6,329)	(3,949)
Total distributions	(26,697)	(23,692)
Share transactions - net increase (decrease)	690,902	(128,803)
Total increase (decrease) in net assets	824,454	(9,858)

Net Assets
Beginning of period	1,124,834	1,134,692
End of period (including undistributed net investment income of $395 and undistributed net investment income of $253, respectively)	$ 1,949,288	$ 1,124,834

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.621	.748	.937	.951
Net realized and unrealized gain (loss)	4.672	4.178	(6.127)	(3.464)
Total from investment operations	5.293	4.926	(5.190)	(2.513)
Distributions from net investment income	(.527)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.683)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 48.34	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	12.15%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.69% A	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 40	$ 54	$ 95
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.563	.639	.844	.823
Net realized and unrealized gain (loss)	4.665	4.183	(6.122)	(3.449)
Total from investment operations	5.228	4.822	(5.278)	(2.626)
Distributions from net investment income	(.472)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.628)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 48.32	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	11.99%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.44% A	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.424	.655	.609
Net realized and unrealized gain (loss)	4.673	4.179	(6.114)	(3.465)
Total from investment operations	5.121	4.603	(5.459)	(2.856)
Distributions from net investment income	(.365)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.521)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 48.34	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	11.73%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.94% A	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 119	$ 116	$ 94
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.854	1.034	1.043
Net realized and unrealized gain (loss)	4.662	4.183	(6.126)	(3.445)
Total from investment operations	5.344	5.037	(5.092)	(2.402)
Distributions from net investment income	(.588)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.744)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.33	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.27%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.94% A	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,410	$ 598	$ 632	$ 986
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.678	.851	1.031	1.064
Net realized and unrealized gain (loss)	4.666	4.186	(6.123)	(3.466)
Total from investment operations	5.344	5.037	(5.092)	(2.402)
Distributions from net investment income	(.588)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.744)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.33	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.27%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.94% A	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 103	$ 67	$ 119
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.8
Fidelity Disciplined Equity Fund	6.1	6.1
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.8
Fidelity Series 100 Index Fund	7.3	7.4
Fidelity Series Broad Market Opportunities Fund	9.8	9.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	48.9	49.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.4	11.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.3
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	15.8	15.8
	26.3	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	3.2
Fidelity Short-Term Bond Fund	3.6	3.2
	7.3	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds	49.0%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.4%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.3%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,014	$ 91,903
Fidelity Disciplined Equity Fund	4,120	95,661
Fidelity Equity-Income Fund	2,099	95,661
Fidelity Large Cap Core Enhanced Index Fund	17,479	153,120
Fidelity Series 100 Index Fund	12,840	114,918
Fidelity Series Broad Market Opportunities Fund	14,895	153,120
Fidelity Series Small Cap Opportunities Fund	5,596	61,217
TOTAL DOMESTIC EQUITY FUNDS		765,600
International Equity Funds - 11.4%
Fidelity Advisor International Discovery Fund Institutional Class	5,411	179,109
TOTAL EQUITY FUNDS (Cost $754,796)		944,709
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,906	47,439
Fidelity Strategic Income Fund	4,243	47,439
TOTAL HIGH YIELD FIXED-INCOME FUNDS		94,878

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	7,926	$ 82,509
Fidelity Strategic Real Return Fund	8,506	82,509
Fidelity Total Bond Fund	23,033	247,369
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		412,387
TOTAL FIXED-INCOME FUNDS (Cost $468,560)		507,265
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,833	56,833
Fidelity Short-Term Bond Fund	6,702	56,833
TOTAL SHORT-TERM FUNDS (Cost $112,042)		113,666
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,335,398)	1,565,640
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47)
NET ASSETS - 100%	$ 1,565,593
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $11,570 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $33,505 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,335,398) - See accompanying schedule		$ 1,565,640
Cash		39
Receivable for investments sold		878,327
Total assets		2,444,006

Liabilities
Payable for fund shares redeemed	$ 878,327
Distribution and service plan fees payable	86
Total liabilities		878,413

Net Assets		$ 1,565,593
Net Assets consist of:
Paid in capital		$ 1,431,006
Undistributed net investment income		534
Accumulated undistributed net realized gain (loss) on investments		(96,189)
Net unrealized appreciation (depreciation) on investments		230,242
Net Assets		$ 1,565,593
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,754 ÷ 708.4 shares)		$ 47.65

Maximum offering price per share (100/94.25 of $47.65)		$ 50.56
Class T: Net Asset Value and redemption price per share ($32,640 ÷ 685.0 shares)		$ 47.65

Maximum offering price per share (100/96.50 of $47.65)		$ 49.38

Class C: Net Asset Value and offering price per share ($79,281 ÷ 1,664.6 shares)A		$ 47.63

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,386,759 ÷ 29,105.9 shares)		$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,159 ÷ 696.0 shares)		$ 47.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,684

Expenses
Distribution and service plan fees	$ 545
Independent trustees' compensation	4
Total expenses before reductions	549
Expense reductions	(4)	545
Net investment income (loss)		30,139
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(25,636)
Capital gain distributions from underlying funds	12,674
Total net realized gain (loss)		(12,962)
Change in net unrealized appreciation (depreciation) on underlying funds		261,566
Net gain (loss)		248,604
Net increase (decrease) in net assets resulting from operations		$ 278,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,139	$ 44,672
Net realized gain (loss)	(12,962)	(45,293)
Change in net unrealized appreciation (depreciation)	261,566	254,403
Net increase (decrease) in net assets resulting from operations	278,743	253,782
Distributions to shareholders from net investment income	(30,223)	(44,437)
Distributions to shareholders from net realized gain	(9,861)	(9,084)
Total distributions	(40,084)	(53,521)
Share transactions - net increase (decrease)	(921,274)	597,064
Total increase (decrease) in net assets	(682,615)	797,325

Net Assets
Beginning of period	2,248,208	1,450,883
End of period (including undistributed net investment income of $534 and undistributed net investment income of $618, respectively)	$ 1,565,593	$ 2,248,208

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.538	.744	.856	.442
Net realized and unrealized gain (loss)	4.838	4.191	(6.093)	(4.811)
Total from investment operations	5.376	4.935	(5.237)	(4.369)
Distributions from net investment income	(.543)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.736)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 47.65	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	12.55%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.37% A	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.481	.636	.791	.373
Net realized and unrealized gain (loss)	4.837	4.191	(6.111)	(4.809)
Total from investment operations	5.318	4.827	(5.320)	(4.436)
Distributions from net investment income	(.485)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.678)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 47.65	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	12.40%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.12% A	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 37	$ 57	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.368	.424	.611	.233
Net realized and unrealized gain (loss)	4.840	4.192	(6.107)	(4.812)
Total from investment operations	5.208	4.616	(5.496)	(4.579)
Distributions from net investment income	(.365)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.558)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 47.63	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	12.14%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.62% A	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 91	$ 57	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.597	.849	.965	.502
Net realized and unrealized gain (loss)	4.846	4.187	(6.112)	(4.795)
Total from investment operations	5.443	5.036	(5.147)	(4.293)
Distributions from net investment income	(.600)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.793)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 47.65	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	12.71%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.62% A	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,387	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.594	.848	.974	.511
Net realized and unrealized gain (loss)	4.839	4.188	(6.111)	(4.814)
Total from investment operations	5.433	5.036	(5.137)	(4.303)
Distributions from net investment income	(.600)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.793)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 47.64	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	12.69%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.62% A	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 38	$ 58	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Disciplined Equity Fund	6.3	6.2
Fidelity Equity-Income Fund	6.3	6.3
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.0
Fidelity Series 100 Index Fund	7.5	7.6
Fidelity Series Broad Market Opportunities Fund	10.1	10.1
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	50.3	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.6	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.2	3.3
	6.4	6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.3
Fidelity Total Bond Fund	15.7	15.7
	26.1	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.3	2.0
Fidelity Short-Term Bond Fund	2.3	2.1
	4.6	4.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	4.1%
Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,811	$ 124,855
Fidelity Disciplined Equity Fund	5,600	130,023
Fidelity Equity-Income Fund	2,853	130,022
Fidelity Large Cap Core Enhanced Index Fund	23,763	208,160
Fidelity Series 100 Index Fund	17,438	156,068
Fidelity Series Broad Market Opportunities Fund	20,249	208,160
Fidelity Series Small Cap Opportunities Fund	7,615	83,305
TOTAL DOMESTIC EQUITY FUNDS		1,040,593
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	7,838	259,425
TOTAL EQUITY FUNDS (Cost $1,129,442)		1,300,018
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	6,883	66,562
Fidelity Strategic Income Fund	5,954	66,562
TOTAL HIGH YIELD FIXED-INCOME FUNDS		133,124

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	10,346	$ 107,698
Fidelity Strategic Real Return Fund	11,103	107,698
Fidelity Total Bond Fund	30,122	323,506
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		538,902
TOTAL FIXED-INCOME FUNDS (Cost $648,649)		672,026
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Institutional Class	47,544	47,544
Fidelity Short-Term Bond Fund	5,607	47,544
TOTAL SHORT-TERM FUNDS (Cost $94,688)		95,088
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,872,779)	2,067,132
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 2,067,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $153,270 of which $763 and $152,507 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,872,779) - See accompanying schedule		$ 2,067,132
Cash		39
Receivable for investments sold		7,438
Receivable for fund shares sold		6,205
Total assets		2,080,814

Liabilities
Payable for investments purchased	$ 13,645
Distribution and service plan fees payable	142
Total liabilities		13,787

Net Assets		$ 2,067,027
Net Assets consist of:
Paid in capital		$ 2,112,823
Undistributed net investment income		444
Accumulated undistributed net realized gain (loss) on investments		(240,593)
Net unrealized appreciation (depreciation) on investments		194,353
Net Assets		$ 2,067,027
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,283 ÷ 1,802.3 shares)		$ 47.87

Maximum offering price per share (100/94.25 of $47.87)		$ 50.79
Class T: Net Asset Value and redemption price per share ($127,114 ÷ 2,654.8 shares)		$ 47.88

Maximum offering price per share (100/96.50 of $47.88)		$ 49.62

Class C: Net Asset Value and offering price per share ($86,681 ÷ 1,810.2 shares)A		$ 47.88

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,712,185 ÷ 35,762.3 shares)		$ 47.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,764 ÷ 1,143.8 shares)		$ 47.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,912

Expenses
Distribution and service plan fees	$ 825
Independent trustees' compensation	3
Total expenses before reductions	828
Expense reductions	(3)	825
Net investment income (loss)		22,087
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	25,387
Capital gain distributions from underlying funds	9,243
Total net realized gain (loss)		34,630
Change in net unrealized appreciation (depreciation) on underlying funds		147,363
Net gain (loss)		181,993
Net increase (decrease) in net assets resulting from operations		$ 204,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,087	$ 23,376
Net realized gain (loss)	34,630	(127,348)
Change in net unrealized appreciation (depreciation)	147,363	184,622
Net increase (decrease) in net assets resulting from operations	204,080	80,650
Distributions to shareholders from net investment income	(22,028)	(23,219)
Distributions to shareholders from net realized gain	(7,263)	(2,847)
Total distributions	(29,291)	(26,066)
Share transactions - net increase (decrease)	324,089	856,629
Total increase (decrease) in net assets	498,878	911,213

Net Assets
Beginning of period	1,568,149	656,936
End of period (including undistributed net investment income of $444 and undistributed net investment income of $385, respectively)	$ 2,067,027	$ 1,568,149

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.565	.722	.933	.442
Net realized and unrealized gain (loss)	5.015	4.298	(6.238)	(4.814)
Total from investment operations	5.580	5.020	(5.305)	(4.372)
Distributions from net investment income	(.558)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.750)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 47.87	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	13.01%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.47% A	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 34	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.504	.616	.836	.371
Net realized and unrealized gain (loss)	5.013	4.301	(6.227)	(4.809)
Total from investment operations	5.517	4.917	(5.391)	(4.438)
Distributions from net investment income	(.495)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.687)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 47.88	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	12.86%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.21% A	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 111	$ 102	$ 132
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.402	.664	.234
Net realized and unrealized gain (loss)	5.012	4.305	(6.229)	(4.816)
Total from investment operations	5.402	4.707	(5.565)	(4.582)
Distributions from net investment income	(.380)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.572)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 47.88	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	12.57%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.71% A	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 99	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.618	.833	1.015	.504
Net realized and unrealized gain (loss)	5.022	4.297	(6.231)	(4.810)
Total from investment operations	5.640	5.130	(5.216)	(4.306)
Distributions from net investment income	(.608)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.800)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.88	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.16%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712	$ 1,262	$ 384	$ 598
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.618	.828	1.022	.512
Net realized and unrealized gain (loss)	5.022	4.302	(6.238)	(4.818)
Total from investment operations	5.640	5.130	(5.216)	(4.306)
Distributions from net investment income	(.608)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.800)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.88	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.16%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 62	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.4	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.2
Fidelity Series 100 Index Fund	7.7	7.7
Fidelity Series Broad Market Opportunities Fund	10.3	10.2
Fidelity Series Small Cap Opportunities Fund	4.1	4.2
	51.2	51.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	13.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.3
Fidelity Total Bond Fund	15.6	15.7
	26.0	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	1.4
Fidelity Short-Term Bond Fund	1.6	1.5
	3.3	2.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.3%

Six months ago
Domestic Equity Funds	51.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	2.9%

Expected
Domestic Equity Funds	51.0%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	15,747	$ 288,648
Fidelity Disciplined Equity Fund	12,957	300,870
Fidelity Equity-Income Fund	6,602	300,870
Fidelity Large Cap Core Enhanced Index Fund	54,953	481,393
Fidelity Series 100 Index Fund	40,340	361,044
Fidelity Series Broad Market Opportunities Fund	46,828	481,393
Fidelity Series Small Cap Opportunities Fund	17,618	192,745
TOTAL DOMESTIC EQUITY FUNDS		2,406,963
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	18,179	601,741
TOTAL EQUITY FUNDS (Cost $2,623,955)		3,008,704
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	16,286	157,487
Fidelity Strategic Income Fund	14,086	157,487
TOTAL HIGH YIELD FIXED-INCOME FUNDS		314,974

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	23,528	$ 244,927
Fidelity Strategic Real Return Fund	25,250	244,927
Fidelity Total Bond Fund	68,372	734,312
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,224,166
TOTAL FIXED-INCOME FUNDS (Cost $1,453,204)		1,539,140
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	76,628	76,628
Fidelity Short-Term Bond Fund	9,036	76,628
TOTAL SHORT-TERM FUNDS (Cost $152,177)		153,256
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,229,336)	4,701,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 4,701,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $17,454 of which $2,106 and $15,348 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $4,229,336) - See accompanying schedule		$ 4,701,100
Cash		40
Receivable for fund shares sold		883,327
Total assets		5,584,467

Liabilities
Payable for investments purchased	$ 883,324
Distribution and service plan fees payable	46
Total liabilities		883,370

Net Assets		$ 4,701,097
Net Assets consist of:
Paid in capital		$ 4,337,652
Undistributed net investment income		901
Accumulated undistributed net realized gain (loss) on investments		(109,220)
Net unrealized appreciation (depreciation) on investments		471,764
Net Assets		$ 4,701,097
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,696 ÷ 535.9 shares)		$ 47.95

Maximum offering price per share (100/94.25 of $47.95)		$ 50.88
Class T: Net Asset Value and redemption price per share ($32,835 ÷ 684.7 shares)		$ 47.96

Maximum offering price per share (100/96.50 of $47.96)		$ 49.70

Class C: Net Asset Value and offering price per share ($32,321 ÷ 673.8 shares)A		$ 47.97

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($4,576,885 ÷ 95,468.2 shares)		$ 47.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,360 ÷ 695.9 shares)		$ 47.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,692

Expenses
Distribution and service plan fees	$ 292
Independent trustees' compensation	7
Total expenses before reductions	299
Expense reductions	(7)	292
Net investment income (loss)		49,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,568)
Capital gain distributions from underlying funds	20,282
Total net realized gain (loss)		(18,286)
Change in net unrealized appreciation (depreciation) on underlying funds		431,347
Net gain (loss)		413,061
Net increase (decrease) in net assets resulting from operations		$ 462,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,400	$ 58,360
Net realized gain (loss)	(18,286)	(3,503)
Change in net unrealized appreciation (depreciation)	431,347	231,761
Net increase (decrease) in net assets resulting from operations	462,461	286,618
Distributions to shareholders from net investment income	(49,432)	(57,943)
Distributions to shareholders from net realized gain	(15,604)	(7,508)
Total distributions	(65,036)	(65,451)
Share transactions - net increase (decrease)	768,588	1,660,037
Total increase (decrease) in net assets	1,166,013	1,881,204

Net Assets
Beginning of period	3,535,084	1,653,880
End of period (including undistributed net investment income of $901 and undistributed net investment income of $933, respectively)	$ 4,701,097	$ 3,535,084

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.557	.747	.819	.425
Net realized and unrealized gain (loss)	5.106	4.285	(6.123)	(4.836)
Total from investment operations	5.663	5.032	(5.304)	(4.411)
Distributions from net investment income	(.558)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.753)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 47.95	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	13.21%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.44% A	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 88	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.500	.642	.739	.365
Net realized and unrealized gain (loss)	5.117	4.281	(6.128)	(4.852)
Total from investment operations	5.617	4.923	(5.389)	(4.487)
Distributions from net investment income	(.502)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.697)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 47.96	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	13.09%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.19% A	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 37	$ 57	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.386	.430	.560	.226
Net realized and unrealized gain (loss)	5.112	4.275	(6.123)	(4.846)
Total from investment operations	5.498	4.705	(5.563)	(4.620)
Distributions from net investment income	(.383)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.578)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 47.97	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	12.79%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.69% A	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 37	$ 56	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.613	.857	.900	.496
Net realized and unrealized gain (loss)	5.110	4.279	(6.114)	(4.840)
Total from investment operations	5.723	5.136	(5.214)	(4.344)
Distributions from net investment income	(.618)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.813)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.94	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.36%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.70% A	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,577	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.614	.855	.918	.504
Net realized and unrealized gain (loss)	5.109	4.281	(6.132)	(4.848)
Total from investment operations	5.723	5.136	(5.214)	(4.344)
Distributions from net investment income	(.618)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.813)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.94	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.36%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.70% A	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 38	$ 57	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 10,371,851	$ 498,542	$ (152,639)	$ 345,903
Fidelity Income Replacement 2018 Fund	5,831,249	177,344	(169,820)	7,524
Fidelity Income Replacement 2020 Fund	3,991,666	288,500	(70,852)	217,648
Fidelity Income Replacement 2022 Fund	3,120,356	92,610	(137,765)	(45,155)
Fidelity Income Replacement 2024 Fund	1,607,060	103,826	(36,820)	67,006
Fidelity Income Replacement 2026 Fund	1,411,924	58,900	(41,424)	17,476
Fidelity Income Replacement 2028 Fund	6,309,752	335,884	(172,301)	163,583
Fidelity Income Replacement 2030 Fund	2,883,230	179,090	(53,092)	125,998
Fidelity Income Replacement 2032 Fund	1,861,326	326,913	(5,264)	321,649
Fidelity Income Replacement 2034 Fund	1,801,035	246,946	(9,369)	237,577
Fidelity Income Replacement 2036 Fund	1,943,004	82,232	(75,794)	6,438
Fidelity Income Replacement 2038 Fund	1,350,162	219,956	(4,478)	215,478
Fidelity Income Replacement 2040 Fund	1,949,267	152,140	(34,275)	117,865
Fidelity Income Replacement 2042 Fund	4,287,193	482,493	(68,586)	413,907

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,007,711	2,848,246
Fidelity Income Replacement 2018 Fund	1,387,027	1,310,923
Fidelity Income Replacement 2020 Fund	1,409,214	748,150
Fidelity Income Replacement 2022 Fund	643,300	334,955
Fidelity Income Replacement 2024 Fund	231,135	218,151
Fidelity Income Replacement 2026 Fund	553,139	207,412
Fidelity Income Replacement 2028 Fund	959,598	1,170,953
Fidelity Income Replacement 2030 Fund	1,353,434	515,496
Fidelity Income Replacement 2032 Fund	530,997	254,831
Fidelity Income Replacement 2034 Fund	449,976	450,032
Fidelity Income Replacement 2036 Fund	886,175	192,978
Fidelity Income Replacement 2038 Fund	203,244	1,121,802
Fidelity Income Replacement 2040 Fund	700,560	374,423
Fidelity Income Replacement 2042 Fund	1,278,621	505,395

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,771	$ -
Class T	.25%	.25%	1,596	-
Class C	.75%	.25%	5,538	118
			$ 9,905	$ 118
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,514	$ 12
Class T	.25%	.25%	132	6
Class C	.75%	.25%	1,010	334
			$ 2,656	$ 352
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 776	$ 259
Class T	.25%	.25%	350	-
Class C	.75%	.25%	1,525	54
			$ 2,651	$ 313
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 68	$ 2
Class T	.25%	.25%	192	4
Class C	.75%	.25%	201	82
			$ 461	$ 88
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 332	$ 4
Class T	.25%	.25%	124	88
Class C	.75%	.25%	830	15
			$ 1,286	$ 107
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 51	$ 17
Class T	.25%	.25%	304	14
Class C	.75%	.25%	903	35
			$ 1,258	$ 66
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 466	$ 16
Class T	.25%	.25%	370	-
Class C	.75%	.25%	256	-
			$ 1,092	$ 16
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 76	$ 22
Class T	.25%	.25%	71	33
Class C	.75%	.25%	1,001	92
			$ 1,148	$ 147
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 269	$ 3
Class T	.25%	.25%	82	82
Class C	.75%	.25%	136	136
			$ 487	$ 221
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 30	$ 30
Class T	.25%	.25%	80	80
Class C	.75%	.25%	123	123
			$ 233	$ 233

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 46	$ 38
Class T	.25%	.25%	692	8
Class C	.75%	.25%	606	10
			$ 1,344	$ 56
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 40	$ 2
Class T	.25%	.25%	86	86
Class C	.75%	.25%	419	418
			$ 545	$ 506
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 66	$ 38
Class T	.25%	.25%	300	14
Class C	.75%	.25%	459	458
			$ 825	$ 510
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 34	$ 17
Class T	.25%	.25%	86	86
Class C	.75%	.25%	172	172
			$ 292	$ 275

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Funds. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 249
Class C*	9
$ 258
Fidelity Income Replacement 2018 Fund
Class A	$ 563

Fidelity Income Replacement 2020 Fund
Class A	$ 1

Fidelity Income Replacement 2022 Fund
Class A	$ 215

Fidelity Income Replacement 2026 Fund
Class T	$ 4

Fidelity Income Replacement 2036 Fund
Class T	$ 3

Fidelity Income Replacement 2040 Fund
Class A	$ 441

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 21
Fidelity Income Replacement 2018 Fund	11
Fidelity Income Replacement 2020 Fund	7
Fidelity Income Replacement 2022 Fund	5
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	2
Fidelity Income Replacement 2028 Fund	12
Fidelity Income Replacement 2030 Fund	4
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	4
Fidelity Income Replacement 2036 Fund	3
Fidelity Income Replacement 2038 Fund	4
Fidelity Income Replacement 2040 Fund	3
Fidelity Income Replacement 2042 Fund	7

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 21,459	$ 44,617
Class T	5,559	10,060
Class C	7,097	12,552
Income Replacement 2016	79,257	120,802
Institutional Class	1,181	2,291
Total	$ 114,553	$ 190,322
From net realized gain
Class A	$ 11,231	$ 6,094
Class T	3,381	1,771
Class C	6,082	3,226
Income Replacement 2016	37,507	14,426
Institutional Class	546	316
Total	$ 58,747	$ 25,833
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 12,700	$ 17,039
Class T	474	1,142
Class C	1,346	1,710
Income Replacement 2018	46,716	76,857
Institutional Class	4,200	7,202
Total	$ 65,436	$ 103,950
From net realized gain
Class A	$ 5,977	$ 2,282
Class T	252	200
Class C	980	353
Income Replacement 2018	19,822	9,798
Institutional Class	1,775	910
Total	$ 28,806	$ 13,543

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,493	$ 11,250
Class T	1,297	2,566
Class C	2,066	2,829
Income Replacement 2020	30,280	39,529
Institutional Class	602	2,036
Total	$ 40,738	$ 58,210
From net realized gain
Class A	$ 2,797	$ 1,618
Class T	638	468
Class C	1,402	667
Income Replacement 2020	11,887	4,645
Institutional Class	234	316
Total	$ 16,958	$ 7,714
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 682	$ 760
Class T	737	1,377
Class C	250	583
Income Replacement 2022	31,719	52,195
Institutional Class	53	2,258
Total	$ 33,441	$ 57,173
From net realized gain
Class A	$ 313	$ 290
Class T	343	657
Class C	169	426
Income Replacement 2022	11,885	17,200
Institutional Class	20	1,161
Total	$ 12,730	$ 19,734
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,898	$ 5,225
Class T	444	1,024
Class C	1,221	1,614
Income Replacement 2024	13,124	22,024
Institutional Class	390	946
Total	$ 18,077	$ 30,833
From net realized gain
Class A	$ 1,169	$ 733
Class T	211	173
Class C	755	389
Income Replacement 2024	4,799	2,820
Institutional Class	144	118
Total	$ 7,078	$ 4,233
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 421	$ 1,002
Class T	1,196	1,567
Class C	1,311	1,940
Income Replacement 2026	8,875	8,207
Institutional Class	386	937
Total	$ 12,189	$ 13,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2026 Fund
From net realized gain
Class A	$ 163	$ 145
Class T	515	294
Class C	762	484
Income Replacement 2026	3,053	782
Institutional Class	133	118
Total	$ 4,626	$ 1,823
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,198	$ 6,274
Class T	1,195	5,032
Class C	384	669
Income Replacement 2028	67,768	118,159
Institutional Class	392	931
Total	$ 73,937	$ 131,065
From net realized gain
Class A	$ 1,624	$ 885
Class T	551	821
Class C	224	172
Income Replacement 2028	23,226	14,970
Institutional Class	138	117
Total	$ 25,763	$ 16,965
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 629	$ 944
Class T	147	802
Class C	1,578	1,647
Income Replacement 2030	28,486	9,950
Institutional Class	389	870
Total	$ 31,229	$ 14,213
From net realized gain
Class A	$ 210	$ 112
Class T	35	143
Class C	777	448
Income Replacement 2030	9,584	1,042
Institutional Class	117	112
Total	$ 10,723	$ 1,857
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,430	$ 3,578
Class T	299	726
Class C	180	409
Income Replacement 2032	21,767	12,987
Institutional Class	879	990
Total	$ 25,555	$ 18,690
From net realized gain
Class A	$ 874	$ 469
Class T	125	112
Class C	104	93
Income Replacement 2032	7,076	1,351
Institutional Class	309	113
Total	$ 8,488	$ 2,138

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 248	$ 592
Class T	289	675
Class C	155	337
Income Replacement 2034	22,542	34,804
Institutional Class	1,218	1,910
Total	$ 24,452	$ 38,318
From net realized gain
Class A	$ 99	$ 165
Class T	130	218
Class C	99	166
Income Replacement 2034	7,355	7,479
Institutional Class	428	436
Total	$ 8,111	$ 8,464
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 388	$ 811
Class T	2,822	4,274
Class C	932	1,320
Income Replacement 2036	15,066	12,138
Institutional Class	1,160	1,200
Total	$ 20,368	$ 19,743
From net realized gain
Class A	$ 116	$ 162
Class T	928	958
Class C	398	467
Income Replacement 2036	4,588	2,158
Institutional Class	299	204
Total	$ 6,329	$ 3,949
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 381	$ 1,542
Class T	338	689
Class C	607	569
Income Replacement 2038	28,468	40,695
Institutional Class	429	942
Total	$ 30,223	$ 44,437
From net realized gain
Class A	$ 135	$ 413
Class T	137	207
Class C	333	205
Income Replacement 2038	9,117	8,050
Institutional Class	139	209
Total	$ 9,861	$ 9,084
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 887	$ 1,022
Class T	1,296	1,586
Class C	687	487
Income Replacement 2040	18,445	18,680
Institutional Class	713	1,444
Total	$ 22,028	$ 23,219

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2040 Fund
From net realized gain
Class A	$ 360	$ 174
Class T	502	273
Class C	361	112
Income Replacement 2040	5,813	2,099
Institutional Class	227	189
Total	$ 7,263	$ 2,847
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 305	$ 1,305
Class T	349	687
Class C	257	442
Income Replacement 2042	48,080	54,565
Institutional Class	441	944
Total	$ 49,432	$ 57,943
From net realized gain
Class A	$ 108	$ 247
Class T	138	121
Class C	136	120
Income Replacement 2042	15,082	6,898
Institutional Class	140	122
Total	$ 15,604	$ 7,508

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	1,447	10,966	$ 70,361	$ 505,595
Reinvestment of distributions	574	904	27,889	41,700
Shares redeemed	(9,242)	(22,378)	(449,186)	(1,033,263)
Net increase (decrease)	(7,221)	(10,508)	$ (350,936)	$ (485,968)
Class T
Shares sold	-	6,546	$ -	$ 302,409
Reinvestment of distributions	152	199	7,395	9,206
Shares redeemed	(762)	(4,625)	(36,775)	(215,246)
Net increase (decrease)	(610)	2,120	$ (29,380)	$ 96,369
Class C
Shares sold	1,029	3,920	$ 50,000	$ 176,110
Reinvestment of distributions	201	252	9,798	11,639
Shares redeemed	(820)	(8,175)	(39,550)	(376,188)
Net increase (decrease)	410	(4,003)	$ 20,248	$ (188,439)
Income Replacement 2016
Shares sold	18,781	78,978	$ 909,318	$ 3,659,239
Reinvestment of distributions	1,069	721	52,164	33,372
Shares redeemed	(30,441)	(40,547)	(1,486,686)	(1,866,323)
Net increase (decrease)	(10,591)	39,152	$ (525,204)	$ 1,826,288

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
Institutional Class
Shares sold	777	751	$ 38,200	$ 34,781
Reinvestment of distributions	6	15	280	690
Shares redeemed	(257)	(975)	(12,270)	(44,681)
Net increase (decrease)	526	(209)	$ 26,210	$ (9,210)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,564	6,590	$ 72,093	$ 305,640
Reinvestment of distributions	177	248	8,571	11,354
Shares redeemed	(3,740)	(1,601)	(181,952)	(73,103)
Net increase (decrease)	(1,999)	5,237	$ (101,288)	$ 243,891
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	21	479	968
Shares redeemed	(63)	(1,030)	(3,015)	(46,978)
Net increase (decrease)	(53)	(1,009)	$ (2,536)	$ (46,010)
Class C
Shares sold	-	1,627	$ -	$ 75,000
Reinvestment of distributions	38	26	1,833	1,209
Shares redeemed	(260)	(373)	(12,426)	(17,000)
Net increase (decrease)	(222)	1,280	$ (10,593)	$ 59,209
Income Replacement 2018
Shares sold	16,142	11,957	$ 764,740	$ 541,219
Reinvestment of distributions	413	258	20,212	11,837
Shares redeemed	(12,586)	(13,199)	(602,010)	(594,109)
Net increase (decrease)	3,969	(984)	$ 182,942	$ (41,053)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	8	274	361
Shares redeemed	(47)	(100)	(2,250)	(4,500)
Net increase (decrease)	(41)	(92)	$ (1,976)	$ (4,139)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3	4,988	$ 134	$ 223,504
Reinvestment of distributions	148	166	7,184	7,568
Shares redeemed	(548)	(3,855)	(26,167)	(179,660)
Net increase (decrease)	(397)	1,299	$ (18,849)	$ 51,412
Class T
Shares sold	-	1,680	$ -	$ 80,000
Reinvestment of distributions	40	67	1,935	3,033
Shares redeemed	-	(2,893)	-	(131,000)
Net increase (decrease)	40	(1,146)	$ 1,935	$ (47,967)
Class C
Shares sold	-	1,102	$ -	$ 49,985
Reinvestment of distributions	52	67	2,514	3,032
Shares redeemed	(569)	-	(28,016)	-
Net increase (decrease)	(517)	1,169	$ (25,502)	$ 53,017
Income Replacement 2020
Shares sold	22,067	20,661	$ 1,076,822	$ 932,116
Reinvestment of distributions	339	202	16,582	9,173
Shares redeemed	(8,120)	(10,998)	(396,608)	(493,006)
Net increase (decrease)	14,286	9,865	$ 696,796	$ 448,283

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2020 Fund
Institutional Class
Shares sold	-	996	$ -	$ 45,000
Reinvestment of distributions	17	25	835	1,133
Shares redeemed	-	(2,202)	-	(99,518)
Net increase (decrease)	17	(1,181)	$ 835	$ (53,385)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	567	-	$ 27,240	$ -
Reinvestment of distributions	11	8	547	338
Shares redeemed	(31)	(2,006)	(1,444)	(84,777)
Net increase (decrease)	547	(1,998)	$ 26,343	$ (84,439)
Class T
Shares sold	-	1,105	$ -	$ 48,498
Reinvestment of distributions	13	31	614	1,374
Shares redeemed	(113)	(2,115)	(5,366)	(94,162)
Net increase (decrease)	(100)	(979)	$ (4,752)	$ (44,290)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	14	152	640
Shares redeemed	(212)	(699)	(9,959)	(31,230)
Net increase (decrease)	(209)	(685)	$ (9,807)	$ (30,590)
Income Replacement 2022
Shares sold	7,565	9,043	$ 364,469	$ 391,098
Reinvestment of distributions	265	462	12,940	20,398
Shares redeemed	(1,772)	(13,142)	(83,894)	(587,330)
Net increase (decrease)	6,058	(3,637)	$ 293,515	$ (175,834)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	72	166
Shares redeemed	(25)	(3,867)	(1,158)	(173,132)
Net increase (decrease)	(23)	(3,863)	$ (1,086)	$ (172,966)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	68	108	3,305	4,833
Shares redeemed	(598)	(1,295)	(28,922)	(57,768)
Net increase (decrease)	(530)	(1,187)	$ (25,617)	$ (52,935)
Class T
Shares sold	-	295	$ -	$ 13,015
Reinvestment of distributions	14	27	655	1,197
Shares redeemed	(261)	(804)	(12,189)	(35,887)
Net increase (decrease)	(247)	(482)	$ (11,534)	$ (21,675)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	19	912	835
Shares redeemed	(35)	(71)	(1,630)	(2,945)
Net increase (decrease)	(16)	(52)	$ (718)	$ (2,110)
Income Replacement 2024
Shares sold	1,730	9,741	$ 84,592	$ 422,106
Reinvestment of distributions	124	143	6,073	6,430
Shares redeemed	(723)	(5,344)	(34,320)	(239,126)
Net increase (decrease)	1,131	4,540	$ 56,345	$ 189,410

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2024 Fund
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	534	1,064
Shares redeemed	(177)	(580)	(8,334)	(25,832)
Net increase (decrease)	(166)	(556)	$ (7,800)	$ (24,768)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	26	584	1,147
Shares redeemed	(218)	(713)	(10,135)	(31,427)
Net increase (decrease)	(206)	(687)	$ (9,551)	$ (30,280)
Class T
Shares sold	145	2,332	$ 6,445	$ 103,846
Reinvestment of distributions	29	39	1,415	1,739
Shares redeemed	(149)	(1,146)	(6,598)	(50,896)
Net increase (decrease)	25	1,225	$ 1,262	$ 54,689
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	43	55	2,073	2,424
Shares redeemed	(105)	(653)	(4,952)	(29,483)
Net increase (decrease)	(62)	(598)	$ (2,879)	$ (27,059)
Income Replacement 2026
Shares sold	9,591	11,631	$ 464,049	$ 516,873
Reinvestment of distributions	156	139	7,505	6,162
Shares redeemed	(2,224)	(6,640)	(108,432)	(295,846)
Net increase (decrease)	7,523	5,130	$ 363,122	$ 227,189
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	519	1,055
Shares redeemed	(178)	(581)	(8,273)	(25,621)
Net increase (decrease)	(167)	(557)	$ (7,754)	$ (24,566)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,688	$ -	$ 71,316
Reinvestment of distributions	121	161	5,822	7,159
Shares redeemed	(227)	(672)	(10,731)	(29,955)
Net increase (decrease)	(106)	1,177	$ (4,909)	$ 48,520
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	46	1,174	2,069
Shares redeemed	(4,633)	(340)	(207,261)	(15,095)
Net increase (decrease)	(4,609)	(294)	$ (206,087)	$ (13,026)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	8	154	379
Shares redeemed	(50)	(965)	(2,212)	(42,703)
Net increase (decrease)	(47)	(957)	$ (2,058)	$ (42,324)
Income Replacement 2028
Shares sold	8,817	7,291	$ 431,917	$ 328,341
Reinvestment of distributions	774	860	37,731	38,493
Shares redeemed	(9,764)	(26,019)	(467,669)	(1,168,445)
Net increase (decrease)	(173)	(17,868)	$ 1,979	$ (801,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2028 Fund
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	530	1,048
Shares redeemed	(176)	(575)	(8,238)	(25,500)
Net increase (decrease)	(165)	(551)	$ (7,708)	$ (24,452)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	1,608	$ -	$ 70,708
Reinvestment of distributions	10	22	470	972
Shares redeemed	(343)	(1,510)	(15,896)	(65,796)
Net increase (decrease)	(333)	120	$ (15,426)	$ 5,884
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	14	131	632
Shares redeemed	(811)	(767)	(38,608)	(33,663)
Net increase (decrease)	(808)	(753)	$ (38,477)	$ (33,031)
Class C
Shares sold	519	-	$ 25,006	$ -
Reinvestment of distributions	49	47	2,355	2,094
Shares redeemed	(367)	(250)	(17,545)	(10,986)
Net increase (decrease)	201	(203)	$ 9,816	$ (8,892)
Income Replacement 2030
Shares sold	24,184	30,831	$ 1,154,235	$ 1,381,260
Reinvestment of distributions	376	68	18,252	3,035
Shares redeemed	(5,934)	(1,995)	(286,502)	(90,075)
Net increase (decrease)	18,626	28,904	$ 885,985	$ 1,294,220
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	22	506	982
Shares redeemed	(177)	(578)	(8,207)	(25,388)
Net increase (decrease)	(166)	(556)	$ (7,701)	$ (24,406)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	642	-	$ 31,087	$ -
Reinvestment of distributions	70	93	3,304	4,047
Shares redeemed	-	(107)	-	(4,502)
Net increase (decrease)	712	(14)	$ 34,391	$ (455)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	19	424	838
Shares redeemed	(175)	(575)	(8,035)	(24,937)
Net increase (decrease)	(166)	(556)	$ (7,611)	$ (24,099)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	283	502
Shares redeemed	(146)	(480)	(6,687)	(20,831)
Net increase (decrease)	(140)	(468)	$ (6,404)	$ (20,329)
Income Replacement 2032
Shares sold	6,614	20,546	$ 297,485	$ 869,619
Reinvestment of distributions	421	269	20,058	11,717
Shares redeemed	(397)	(21,297)	(18,331)	(886,611)
Net increase (decrease)	6,638	(482)	$ 299,212	$ (5,275)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2032 Fund
Institutional Class
Shares sold	550	565	$ 25,000	$ 25,000
Reinvestment of distributions	8	25	387	1,078
Shares redeemed	(1,493)	(582)	(71,539)	(25,236)
Net increase (decrease)	(935)	8	$ (46,152)	$ 842
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	17	347	757
Shares redeemed	(132)	(984)	(6,047)	(41,642)
Net increase (decrease)	(125)	(967)	$ (5,700)	$ (40,885)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	20	419	892
Shares redeemed	(174)	(569)	(7,975)	(24,737)
Net increase (decrease)	(165)	(549)	$ (7,556)	$ (23,845)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	12	254	503
Shares redeemed	(132)	(434)	(6,064)	(18,880)
Net increase (decrease)	(127)	(422)	$ (5,810)	$ (18,377)
Income Replacement 2034
Shares sold	5,686	5,032	$ 275,526	$ 225,749
Reinvestment of distributions	295	383	14,230	16,703
Shares redeemed	(5,678)	(8,062)	(274,219)	(352,058)
Net increase (decrease)	303	(2,647)	$ 15,537	$ (109,606)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	25	39	1,208	1,717
Shares redeemed	-	(586)	(21)	(25,063)
Net increase (decrease)	25	(547)	$ 1,187	$ (23,346)
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	128	$ -	$ 5,725
Reinvestment of distributions	11	23	504	973
Shares redeemed	(199)	(600)	(9,048)	(25,767)
Net increase (decrease)	(188)	(449)	$ (8,544)	$ (19,069)
Class T
Shares sold	12	82	$ 553	$ 3,536
Reinvestment of distributions	40	54	1,913	2,334
Shares redeemed	(150)	(756)	(6,897)	(33,710)
Net increase (decrease)	(98)	(620)	$ (4,431)	$ (27,840)
Class C
Shares sold	-	979	$ -	$ 39,435
Reinvestment of distributions	28	41	1,330	1,752
Shares redeemed	(188)	(1,217)	(8,716)	(52,088)
Net increase (decrease)	(160)	(197)	$ (7,386)	$ (10,901)
Income Replacement 2036
Shares sold	15,889	2,159	$ 750,000	$ 86,419
Reinvestment of distributions	239	99	11,414	4,266
Shares redeemed	(644)	(4,508)	(30,743)	(191,085)
Net increase (decrease)	15,484	(2,250)	$ 730,671	$ (100,400)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2036 Fund
Institutional Class
Shares sold	28	1,348	$ 1,283	$ 59,043
Reinvestment of distributions	31	33	1,459	1,403
Shares redeemed	(491)	(723)	(22,150)	(31,039)
Net increase (decrease)	(432)	658	$ (19,408)	$ 29,407
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	667	$ -	$ 28,000
Reinvestment of distributions	11	24	516	996
Shares redeemed	(37)	(2,898)	(1,526)	(123,534)
Net increase (decrease)	(26)	(2,207)	$ (1,010)	$ (94,538)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	21	475	896
Shares redeemed	(190)	(622)	(8,472)	(26,247)
Net increase (decrease)	(180)	(601)	$ (7,997)	$ (25,351)
Class C
Shares sold	-	1,458	$ -	$ 65,000
Reinvestment of distributions	20	18	940	774
Shares redeemed	(462)	(823)	(20,624)	(34,657)
Net increase (decrease)	(442)	653	$ (19,684)	$ 31,117
Income Replacement 2038
Shares sold	102	19,983	$ 4,637	$ 804,508
Reinvestment of distributions	496	594	23,240	25,218
Shares redeemed	(19,191)	(2,784)	(912,335)	(118,526)
Net increase (decrease)	(18,593)	17,793	$ (884,458)	$ 711,200
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	27	568	1,151
Shares redeemed	(192)	(628)	(8,693)	(26,515)
Net increase (decrease)	(180)	(601)	$ (8,125)	$ (25,364)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,226	-	$ 56,828	$ -
Reinvestment of distributions	20	21	957	909
Shares redeemed	(241)	(697)	(10,977)	(29,560)
Net increase (decrease)	1,005	(676)	$ 46,808	$ (28,651)
Class T
Shares sold	31	766	$ 1,384	$ 32,205
Reinvestment of distributions	38	44	1,798	1,859
Shares redeemed	(1)	(849)	(45)	(35,678)
Net increase (decrease)	68	(39)	$ 3,137	$ (1,614)
Class C
Shares sold	-	1,585	$ -	$ 67,225
Reinvestment of distributions	22	14	1,047	599
Shares redeemed	(502)	(765)	(22,474)	(32,264)
Net increase (decrease)	(480)	834	$ (21,427)	$ 35,560
Income Replacement 2040
Shares sold	12,026	51,547	$ 569,527	$ 2,203,936
Reinvestment of distributions	327	391	15,370	16,805
Shares redeemed	(5,911)	(32,503)	(276,118)	(1,366,427)
Net increase (decrease)	6,442	19,435	$ 308,779	$ 854,314

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2040 Fund
Institutional Class
Shares sold	-	857	$ -	$ 35,012
Reinvestment of distributions	20	39	940	1,633
Shares redeemed	(316)	(935)	(14,148)	(39,625)
Net increase (decrease)	(296)	(39)	$ (13,208)	$ (2,980)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	4	1,685	$ 169	$ 72,288
Reinvestment of distributions	9	36	413	1,552
Shares redeemed	(147)	(3,326)	(6,605)	(142,410)
Net increase (decrease)	(134)	(1,605)	$ (6,023)	$ (68,570)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	19	487	808
Shares redeemed	(189)	(621)	(8,485)	(26,230)
Net increase (decrease)	(179)	(602)	$ (7,998)	$ (25,422)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	13	393	562
Shares redeemed	(187)	(615)	(8,365)	(25,273)
Net increase (decrease)	(179)	(602)	$ (7,972)	$ (24,711)
Income Replacement 2042
Shares sold	20,501	45,150	$ 979,327	$ 1,897,966
Reinvestment of distributions	963	960	45,246	40,980
Shares redeemed	(4,882)	(3,141)	(225,966)	(134,772)
Net increase (decrease)	16,582	42,969	$ 798,607	$ 1,804,174
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	25	581	1,066
Shares redeemed	(192)	(627)	(8,607)	(26,500)
Net increase (decrease)	(180)	(602)	$ (8,026)	$ (25,434)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investments strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund	Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	15%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew each fund's Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each of Income Replacement 2016 Fund, Income Replacement 2020 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2034 Fund, Income Replacement 2036 Fund, and Income Replacement 2040 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Because each of Income Replacement 2018 Fund, Income Replacement 2022 Fund, Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2038 Fund, and Income Replacement 2042 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Institutional Class (Class I) and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2020

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2022

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2024

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2028

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2030

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2032

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2036

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2038

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2040

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

For each of Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2024 Fund, Income Replacement 2028 Fund, Income Replacement 2032 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund, the Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked equal to its competitive median for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For each of Income Replacement 2022 Fund, Income Replacement 2030 Fund, and Income Replacement 2034 Fund, the Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also causes expenses to vary from class to class.

For Income Replacement 2026 Fund, the Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARW-USAN-0311
1.848194.103

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2011

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 Fund	<Click Here> < <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,061.40	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,060.10	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.50	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,062.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,074.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2018 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.10	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,077.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,077.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,087.40	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,086.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,083.40	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,088.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,088.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,095.60	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,094.20	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,091.40	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,097.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,096.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,101.60	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,100.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2024 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,097.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,102.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,102.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,105.70	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,104.40	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,101.70	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,107.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,107.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,109.30	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,108.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,105.00	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,110.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,110.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,112.50	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,110.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2030 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,108.30	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,113.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,113.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,115.00	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,113.80	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,111.00	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,116.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,116.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,118.10	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,116.70	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,113.90	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,119.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,119.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,121.50	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,119.90	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2036 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,117.30	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,122.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,122.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,125.50	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,124.00	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,121.40	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,127.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,126.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,130.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,128.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,125.70	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,131.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,131.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,132.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,130.90	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Income Replacement 2042 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,127.90	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,133.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,133.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.7	2.9
Fidelity Disciplined Equity Fund	2.8	3.0
Fidelity Equity-Income Fund	2.8	3.1
Fidelity Large Cap Core Enhanced Index Fund	4.5	4.9
Fidelity Series 100 Index Fund	3.4	3.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	1.8	2.0
	22.5	24.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.3
Fidelity Strategic Real Return Fund	8.5	8.5
Fidelity Total Bond Fund	25.4	25.1
	42.4	41.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.6
Fidelity Short-Term Bond Fund	16.6	15.7
	33.3	31.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.3%

Expected
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	15,787	$ 289,373
Fidelity Disciplined Equity Fund	12,970	301,162
Fidelity Equity-Income Fund	6,609	301,162
Fidelity Large Cap Core Enhanced Index Fund	55,056	482,289
Fidelity Series 100 Index Fund	40,475	362,252
Fidelity Series Broad Market Opportunities Fund	46,915	482,288
Fidelity Series Small Cap Opportunities Fund	17,634	192,915
TOTAL DOMESTIC EQUITY FUNDS		2,411,441
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,861	193,987
TOTAL EQUITY FUNDS (Cost $2,327,382)		2,605,428
Fixed-Income Funds - 42.4%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund	87,305	$ 908,846
Fidelity Strategic Real Return Fund	93,695	908,846
Fidelity Total Bond Fund	253,768	2,725,464
TOTAL FIXED-INCOME FUNDS (Cost $4,354,464)		4,543,156
Short-Term Funds - 33.3%

Fidelity Institutional Money Market Portfolio Institutional Class	1,784,703	1,784,703
Fidelity Short-Term Bond Fund	210,432	1,784,467
TOTAL SHORT-TERM FUNDS (Cost $3,545,981)		3,569,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,227,827)		10,717,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,308)
NET ASSETS - 100%		$ 10,715,446
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $245,395 of which $11,321 and $234,074 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $10,227,827) - See accompanying schedule		$ 10,717,754
Cash		11
Receivable for investments sold		130,215
Total assets		10,847,980

Liabilities
Payable for investments purchased	$ 69,616
Payable for fund shares redeemed	61,267
Distribution and service plan fees payable	1,651
Total liabilities		132,534

Net Assets		$ 10,715,446
Net Assets consist of:
Paid in capital		$ 10,823,220
Undistributed net investment income		2,916
Accumulated undistributed net realized gain (loss) on investments		(600,617)
Net unrealized appreciation (depreciation) on investments		489,927
Net Assets		$ 10,715,446
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,057,157 ÷ 41,836.9 shares)		$ 49.17

Maximum offering price per share (100/94.25 of $49.17)		$ 52.17
Class T: Net Asset Value and redemption price per share ($636,574 ÷ 12,947.1 shares)		$ 49.17

Maximum offering price per share (100/96.50 of $49.17)		$ 50.95

Class C: Net Asset Value and offering price per share ($1,143,432 ÷ 23,259.5 shares)A		$ 49.16

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,739,718 ÷ 137,040.0 shares)		$ 49.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($138,565 ÷ 2,817.4 shares)		$ 49.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 123,564

Expenses
Distribution and service plan fees	$ 9,905
Independent trustees' compensation	21
Total expenses before reductions	9,926
Expense reductions	(21)	9,905
Net investment income (loss)		113,659
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(124,567)
Capital gain distributions from underlying funds	78,190
Total net realized gain (loss)		(46,377)
Change in net unrealized appreciation (depreciation) on underlying funds		606,670
Net gain (loss)		560,293
Net increase (decrease) in net assets resulting from operations		$ 673,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,659	$ 190,860
Net realized gain (loss)	(46,377)	(128,722)
Change in net unrealized appreciation (depreciation)	606,670	877,831
Net increase (decrease) in net assets resulting from operations	673,952	939,969
Distributions to shareholders from net investment income	(114,553)	(190,322)
Distributions to shareholders from net realized gain	(58,747)	(25,833)
Total distributions	(173,300)	(216,155)
Share transactions - net increase (decrease)	(859,062)	1,239,040
Total increase (decrease) in net assets	(358,410)	1,962,854

Net Assets
Beginning of period	11,073,856	9,111,002
End of period (including undistributed net investment income of $2,916 and undistributed net investment income of $3,810, respectively)	$ 10,715,446	$ 11,073,856

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.831	1.118	1.233
Net realized and unrealized gain (loss)	2.400	3.539	(3.686)	(2.204)
Total from investment operations	2.874	4.370	(2.568)	(.971)
Distributions from net investment income	(.483)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.744)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.17	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	6.14%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	1.96%A	1.80%	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.413	.716	1.025	1.128
Net realized and unrealized gain (loss)	2.402	3.540	(3.690)	(2.219)
Total from investment operations	2.815	4.256	(2.665)	(1.091)
Distributions from net investment income	(.424)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.685)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.17	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	6.01%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	1.71%A	1.55%	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 637	$ 638	$ 499	$ 673
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.292	.485	.822	.904
Net realized and unrealized gain (loss)	2.405	3.531	(3.689)	(2.227)
Total from investment operations	2.697	4.016	(2.867)	(1.323)
Distributions from net investment income	(.306)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.567)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.16	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	5.75%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.21%A	1.05%	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,143	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31,2011	Years ended July 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.534	.948	1.231	1.356
Net realized and unrealized gain (loss)	2.401	3.539	(3.692)	(2.217)
Total from investment operations	2.935	4.487	(2.461)	(.861)
Distributions from net investment income	(.544)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.805)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.18	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	6.27%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	2.21% A	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,740	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.533	.947	1.235	1.370
Net realized and unrealized gain (loss)	2.402	3.530	(3.686)	(2.231)
Total from investment operations	2.935	4.477	(2.451)	(.861)
Distributions from net investment income	(.544)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.805)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.18	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	6.27%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	2.21%A	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 109	$ 184
Portfolio turnover rate	36%A	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.5	3.7
Fidelity Disciplined Equity Fund	3.7	3.8
Fidelity Equity-Income Fund	3.7	3.9
Fidelity Large Cap Core Enhanced Index Fund	5.9	6.2
Fidelity Series 100 Index Fund	4.4	4.7
Fidelity Series Broad Market Opportunities Fund	5.9	6.2
Fidelity Series Small Cap Opportunities Fund	2.4	2.5
	29.5	31.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	1.1
Fidelity Strategic Income Fund	0.8	1.1
	1.7	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.6
Fidelity Strategic Real Return Fund	7.8	7.7
Fidelity Total Bond Fund	23.3	22.9
	38.9	38.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	12.7
Fidelity Short-Term Bond Fund	13.5	12.7
	27.0	25.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	31.0%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.2%
Short-Term Funds	25.4%

Expected
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,244	$ 206,109
Fidelity Disciplined Equity Fund	9,254	214,867
Fidelity Equity-Income Fund	4,715	214,867
Fidelity Large Cap Core Enhanced Index Fund	39,258	343,904
Fidelity Series 100 Index Fund	28,835	258,074
Fidelity Series Broad Market Opportunities Fund	33,454	343,904
Fidelity Series Small Cap Opportunities Fund	12,596	137,795
TOTAL DOMESTIC EQUITY FUNDS		1,719,520
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,116	169,324
TOTAL EQUITY FUNDS (Cost $1,870,401)		1,888,844
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund	5,253	50,797
Fidelity Strategic Income Fund	4,544	50,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,594

	Shares	Value
Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund	43,580	$ 453,673
Fidelity Strategic Real Return Fund	46,770	453,673
Fidelity Total Bond Fund	126,833	1,362,185
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,269,531
TOTAL FIXED-INCOME FUNDS (Cost $2,300,361)		2,371,125
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class	789,402	789,402
Fidelity Short-Term Bond Fund	93,090	789,402
TOTAL SHORT-TERM FUNDS (Cost $1,572,383)		1,578,804
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,743,145)		5,838,773
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$ 5,838,336
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $534,410 of which $123,548 and $410,862 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,743,145) - See accompanying schedule		$ 5,838,773
Receivable for investments sold		49,743
Total assets		5,888,516

Liabilities
Payable for investments purchased	$ 49,749
Distribution and service plan fees payable	431
Total liabilities		50,180

Net Assets		$ 5,838,336
Net Assets consist of:
Paid in capital		$ 6,434,781
Undistributed net investment income		1,608
Accumulated undistributed net realized gain (loss) on investments		(693,681)
Net unrealized appreciation (depreciation) on investments		95,628
Net Assets		$ 5,838,336
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,117,749 ÷ 22,704.4 shares)		$ 49.23

Maximum offering price per share (100/94.25 of $49.23)		$ 52.23
Class T: Net Asset Value and redemption price per share ($52,337 ÷ 1,062.3 shares)		$ 49.27

Maximum offering price per share (100/96.50 of $49.27)		$ 51.06

Class C: Net Asset Value and offering price per share ($202,288 ÷ 4,110.8 shares)A		$ 49.21

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,097,222 ÷ 83,204.2 shares)		$ 49.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,740 ÷ 7,487.5 shares)		$ 49.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,884

Expenses
Distribution and service plan fees	$ 2,656
Independent trustees' compensation	11
Total expenses before reductions	2,667
Expense reductions	(11)	2,656
Net investment income (loss)		65,228
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(26,570)
Capital gain distributions from underlying funds	38,528
Total net realized gain (loss)		11,958
Change in net unrealized appreciation (depreciation) on underlying funds		357,615
Net gain (loss)		369,573
Net increase (decrease) in net assets resulting from operations		$ 434,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,228	$ 103,982
Net realized gain (loss)	11,958	(68,006)
Change in net unrealized appreciation (depreciation)	357,615	484,491
Net increase (decrease) in net assets resulting from operations	434,801	520,467
Distributions to shareholders from net investment income	(65,436)	(103,950)
Distributions to shareholders from net realized gain	(28,806)	(13,543)
Total distributions	(94,242)	(117,493)
Share transactions - net increase (decrease)	66,549	211,898
Total increase (decrease) in net assets	407,108	614,872

Net Assets
Beginning of period	5,431,228	4,816,356
End of period (including undistributed net investment income of $1,608 and undistributed net investment income of $1,816, respectively)	$ 5,838,336	$ 5,431,228

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.501	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.017	3.763	(4.138)	(2.454)
Total from investment operations	3.518	4.599	(3.046)	(1.291)
Distributions from net investment income	(.501)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.738)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.23	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	7.61%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	2.09%A	1.83%	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.440	.722	.989	1.075
Net realized and unrealized gain (loss)	3.028	3.759	(4.128)	(2.483)
Total from investment operations	3.468	4.481	(3.139)	(1.408)
Distributions from net investment income	(.441)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.678)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.27	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	7.49%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	1.83%A	1.58%	2.44%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 52	$ 91	$ 154
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.320	.495	.786	.836
Net realized and unrealized gain (loss)	3.019	3.760	(4.122)	(2.476)
Total from investment operations	3.339	4.255	(3.336)	(1.640)
Distributions from net investment income	(.322)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.559)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.21	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	7.21%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.34%A	1.08%	1.94%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 202	$ 201	$ 131	$ 365
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.561	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.016	3.761	(4.138)	(2.469)
Total from investment operations	3.577	4.711	(2.936)	(1.189)
Distributions from net investment income	(.560)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.797)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.24	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	7.74%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	2.34%A	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,097	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.561	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.026	3.761	(4.121)	(2.474)
Total from investment operations	3.587	4.711	(2.946)	(1.179)
Distributions from net investment income	(.560)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.797)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.25	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	7.76%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	2.34%A	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 369	$ 350	$ 326	$ 214
Portfolio turnover rate	46%A	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.2	4.3
Fidelity Disciplined Equity Fund	4.3	4.4
Fidelity Equity-Income Fund	4.3	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.0	7.2
Fidelity Series 100 Index Fund	5.2	5.4
Fidelity Series Broad Market Opportunities Fund	7.0	7.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	34.8	35.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.5
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.1
Fidelity Strategic Real Return Fund	7.2	7.2
Fidelity Total Bond Fund	21.6	21.3
	36.0	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.6
Fidelity Short-Term Bond Fund	11.2	10.7
	22.5	21.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.9%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.3%

Expected
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,599	$ 175,949
Fidelity Disciplined Equity Fund	7,886	183,105
Fidelity Equity-Income Fund	4,018	183,105
Fidelity Large Cap Core Enhanced Index Fund	33,444	292,968
Fidelity Series 100 Index Fund	24,550	219,726
Fidelity Series Broad Market Opportunities Fund	28,499	292,968
Fidelity Series Small Cap Opportunities Fund	10,696	117,019
TOTAL DOMESTIC EQUITY FUNDS		1,464,840
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,896	162,059
TOTAL EQUITY FUNDS (Cost $1,402,682)		1,626,899
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	6,094	58,930
Fidelity Strategic Income Fund	5,271	58,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,860

	Shares	Value
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund	29,154	$ 303,491
Fidelity Strategic Real Return Fund	31,288	303,492
Fidelity Total Bond Fund	84,696	909,634
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,516,617
TOTAL FIXED-INCOME FUNDS (Cost $1,556,030)		1,634,477
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class	473,969	473,969
Fidelity Short-Term Bond Fund	55,893	473,969
TOTAL SHORT-TERM FUNDS (Cost $940,842)		947,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,899,554)	4,209,314
NET OTHER ASSETS (LIABILITIES) - 0.0%	(453)
NET ASSETS - 100%	$ 4,208,861
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $122,224 of which $3,778 and $118,446 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,899,554) - See accompanying schedule		$ 4,209,314
Receivable for investments sold		27,295
Total assets		4,236,609

Liabilities
Payable for investments purchased	$ 27,300
Distribution and service plan fees payable	448
Total liabilities		27,748

Net Assets		$ 4,208,861
Net Assets consist of:
Paid in capital		$ 4,127,939
Undistributed net investment income		1,051
Accumulated undistributed net realized gain (loss) on investments		(229,889)
Net unrealized appreciation (depreciation) on investments		309,760
Net Assets		$ 4,208,861
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($630,977 ÷ 12,779 shares)		$ 49.38

Maximum offering price per share (100/94.25 of $49.38)		$ 52.39
Class T: Net Asset Value and redemption price per share ($145,366 ÷ 2,944 shares)		$ 49.38

Maximum offering price per share (100/96.50 of $49.38)		$ 51.17

Class C: Net Asset Value and offering price per share ($290,075 ÷ 5,878 shares)A		$ 49.35

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,089,160 ÷ 62,559 shares)		$ 49.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,283 ÷ 1,079 shares)		$ 49.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,428

Expenses
Distribution and service plan fees	$ 2,651
Independent trustees' compensation	7
Total expenses before reductions	2,658
Expense reductions	(7)	2,651
Net investment income (loss)		40,777
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,356)
Capital gain distributions from underlying funds	22,741
Total net realized gain (loss)		19,385
Change in net unrealized appreciation (depreciation) on underlying funds		241,426
Net gain (loss)		260,811
Net increase (decrease) in net assets resulting from operations		$ 301,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,777	$ 58,358
Net realized gain (loss)	19,385	(17,761)
Change in net unrealized appreciation (depreciation)	241,426	270,430
Net increase (decrease) in net assets resulting from operations	301,588	311,027
Distributions to shareholders from net investment income	(40,738)	(58,210)
Distributions to shareholders from net realized gain	(16,958)	(7,714)
Total distributions	(57,696)	(65,924)
Share transactions - net increase (decrease)	655,215	451,360
Total increase (decrease) in net assets	899,107	696,463

Net Assets
Beginning of period	3,309,754	2,613,291
End of period (including undistributed net investment income of $1,051 and undistributed net investment income of $1,012, respectively)	$ 4,208,861	$ 3,309,754

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.513	.812	1.027	1.085
Net realized and unrealized gain (loss)	3.500	3.930	(4.465)	(2.692)
Total from investment operations	4.013	4.742	(3.438)	(1.607)
Distributions from net investment income	(.504)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.723)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	8.74%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.14% A	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 631	$ 607	$ 502	$ 503
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.453	.696	.926	.985
Net realized and unrealized gain (loss)	3.500	3.928	(4.460)	(2.707)
Total from investment operations	3.953	4.624	(3.534)	(1.722)
Distributions from net investment income	(.444)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.663)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	8.61%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.89% A	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145	$ 134	$ 171	$ 187
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.333	.473	.736	.755
Net realized and unrealized gain (loss)	3.498	3.923	(4.471)	(2.699)
Total from investment operations	3.831	4.396	(3.735)	(1.944)
Distributions from net investment income	(.322)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.541)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.35	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	8.34%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.39% A	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 295	$ 221	$ 275
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.925	1.125	1.190
Net realized and unrealized gain (loss)	3.499	3.919	(4.464)	(2.677)
Total from investment operations	4.072	4.844	(3.339)	(1.487)
Distributions from net investment income	(.563)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.782)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	8.88%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.39% A	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,089	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.928	1.138	1.215
Net realized and unrealized gain (loss)	3.499	3.916	(4.477)	(2.702)
Total from investment operations	4.072	4.844	(3.339)	(1.487)
Distributions from net investment income	(.563)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.782)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.38	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	8.88%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.39% A	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53	$ 49	$ 95	$ 163
Portfolio turnover rate	41% A	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.6	4.7
Fidelity Disciplined Equity Fund	4.8	4.9
Fidelity Equity-Income Fund	4.8	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.8	7.9
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	7.8	7.9
Fidelity Series Small Cap Opportunities Fund	3.1	3.2
	38.7	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.9
Fidelity Strategic Income Fund	1.8	1.8
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.6
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.3	20.0
	33.8	33.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	9.2
Fidelity Short-Term Bond Fund	9.6	9.2
	19.2	18.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.1%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.4%
Expected
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,801	$ 142,997
Fidelity Disciplined Equity Fund	6,423	149,147
Fidelity Equity-Income Fund	3,273	149,147
Fidelity Large Cap Core Enhanced Index Fund	27,206	238,328
Fidelity Series 100 Index Fund	19,963	178,669
Fidelity Series Broad Market Opportunities Fund	23,184	238,328
Fidelity Series Small Cap Opportunities Fund	8,714	95,331
TOTAL DOMESTIC EQUITY FUNDS		1,191,947
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,432	146,687
TOTAL EQUITY FUNDS (Cost $1,373,374)		1,338,634
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	5,597	54,124
Fidelity Strategic Income Fund	4,841	54,124
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,248

	Shares	Value
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund	19,940	$ 207,576
Fidelity Strategic Real Return Fund	21,400	207,576
Fidelity Total Bond Fund	58,097	623,959
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,039,111
TOTAL FIXED-INCOME FUNDS (Cost $1,116,176)		1,147,359
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class	294,604	294,604
Fidelity Short-Term Bond Fund	34,741	294,604
TOTAL SHORT-TERM FUNDS (Cost $587,674)		589,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,077,224)	3,075,201
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73)
NET ASSETS - 100%	$ 3,075,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $545,422 of which $64,025 and $481,397 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $109,973 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,077,224) - See accompanying schedule		$ 3,075,201
Receivable for investments sold		16,946
Receivable for fund shares sold		3,000
Total assets		3,095,147

Liabilities
Payable for investments purchased	$ 19,940
Distribution and service plan fees payable	79
Total liabilities		20,019

Net Assets		$ 3,075,128
Net Assets consist of:
Paid in capital		$ 3,778,963
Undistributed net investment income		791
Accumulated undistributed net realized gain (loss) on investments		(702,603)
Net unrealized appreciation (depreciation) on investments		(2,023)
Net Assets		$ 3,075,128
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,193 ÷ 1,467.6 shares)		$ 49.19

Maximum offering price per share (100/94.25 of $49.19)		$ 52.19
Class T: Net Asset Value and redemption price per share ($78,280 ÷ 1,591.6 shares)		$ 49.18

Maximum offering price per share (100/96.50 of $49.18)		$ 50.96

Class C: Net Asset Value and offering price per share ($37,158 ÷ 755.2 shares)A		$ 49.20

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,883,136 ÷ 58,624.5 shares)		$ 49.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,361 ÷ 88.7 shares)		$ 49.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,877

Expenses
Distribution and service plan fees	$ 461
Independent trustees' compensation	5
Total expenses before reductions	466
Expense reductions	(5)	461
Net investment income (loss)		33,416
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,224)
Capital gain distributions from underlying funds	16,889
Total net realized gain (loss)		2,665
Change in net unrealized appreciation (depreciation) on underlying funds		217,883
Net gain (loss)		220,548
Net increase (decrease) in net assets resulting from operations		$ 253,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,416	$ 57,048
Net realized gain (loss)	2,665	(60,204)
Change in net unrealized appreciation (depreciation)	217,883	328,653
Net increase (decrease) in net assets resulting from operations	253,964	325,497
Distributions to shareholders from net investment income	(33,441)	(57,173)
Distributions to shareholders from net realized gain	(12,730)	(19,734)
Total distributions	(46,171)	(76,907)
Share transactions - net increase (decrease)	304,213	(508,119)
Total increase (decrease) in net assets	512,006	(259,529)

Net Assets
Beginning of period	2,563,122	2,822,651
End of period (including undistributed net investment income of $791 and undistributed net investment income of $816, respectively)	$ 3,075,128	$ 2,563,122

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.815	1.035	1.087
Net realized and unrealized gain (loss)	3.819	3.980	(4.739)	(2.853)
Total from investment operations	4.339	4.795	(3.704)	(1.766)
Distributions from net investment income	(.515)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.729)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.19	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	9.56%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.25% A
Net investment income (loss)	2.19% A	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.461	.702	.933	.982
Net realized and unrealized gain (loss)	3.818	3.985	(4.736)	(2.862)
Total from investment operations	4.279	4.687	(3.803)	(1.880)
Distributions from net investment income	(.455)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.669)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.18	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	9.42%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.51%	.50% A
Net investment income (loss)	1.94% A	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 77	$ 112	$ 187
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.341	.477	.737	.760
Net realized and unrealized gain (loss)	3.818	3.989	(4.745)	(2.860)
Total from investment operations	4.159	4.466	(4.008)	(2.100)
Distributions from net investment income	(.325)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.539)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.20	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	9.14%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.00% A
Net investment income (loss)	1.44% A	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 44	$ 69	$ 120
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.925	1.144	1.190
Net realized and unrealized gain (loss)	3.826	3.978	(4.752)	(2.836)
Total from investment operations	4.405	4.903	(3.608)	(1.646)
Distributions from net investment income	(.571)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.785)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.18	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	9.71%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.577	.918	1.131	1.208
Net realized and unrealized gain (loss)	3.818	3.995	(4.749)	(2.854)
Total from investment operations	4.395	4.913	(3.618)	(1.646)
Distributions from net investment income	(.571)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.785)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.17	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	9.69%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	24% A	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.9
Fidelity Disciplined Equity Fund	5.1	5.2
Fidelity Equity-Income Fund	5.1	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.3
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	8.3	8.3
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	41.2	41.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	5.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.3
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.3	19.1
	32.2	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.5	8.2
Fidelity Short-Term Bond Fund	8.5	8.2
	17.0	16.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

Six months ago
Domestic Equity Funds	41.6%
International Equity Funds	5.9%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.4%

Expected
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,521	$ 82,866
Fidelity Disciplined Equity Fund	3,713	86,214
Fidelity Equity-Income Fund	1,892	86,214
Fidelity Large Cap Core Enhanced Index Fund	15,766	138,110
Fidelity Series 100 Index Fund	11,559	103,457
Fidelity Series Broad Market Opportunities Fund	13,435	138,110
Fidelity Series Small Cap Opportunities Fund	5,050	55,244
TOTAL DOMESTIC EQUITY FUNDS		690,215
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class	2,832	93,748
TOTAL EQUITY FUNDS (Cost $716,100)		783,963
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,480	33,649
Fidelity Strategic Income Fund	3,010	33,649
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,298

	Shares	Value
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Government Income Fund	10,356	$ 107,810
Fidelity Strategic Real Return Fund	11,114	107,810
Fidelity Total Bond Fund	30,130	323,599
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,219
TOTAL FIXED-INCOME FUNDS (Cost $579,066)		606,517
Short-Term Funds - 17.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,793	141,793
Fidelity Short-Term Bond Fund	16,721	141,793
TOTAL SHORT-TERM FUNDS (Cost $281,039)		283,586
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,576,205)	1,674,066
NET OTHER ASSETS (LIABILITIES) - 0.0%	(143)
NET ASSETS - 100%	$ 1,673,923
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $76,448 of which $9,801 and $66,647 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $47,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,576,205) - See accompanying schedule		$ 1,674,066
Cash		72
Receivable for investments sold		8,936
Total assets		1,683,074

Liabilities
Payable for investments purchased	$ 8,934
Distribution and service plan fees payable	217
Total liabilities		9,151

Net Assets		$ 1,673,923
Net Assets consist of:
Paid in capital		$ 1,741,502
Undistributed net investment income		382
Accumulated undistributed net realized gain (loss) on investments		(165,822)
Net unrealized appreciation (depreciation) on investments		97,861
Net Assets		$ 1,673,923
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($256,379 ÷ 5,205.1 shares)		$ 49.26

Maximum offering price per share (100/94.25 of $49.26)		$ 52.27
Class T: Net Asset Value and redemption price per share ($46,077 ÷ 935.1 shares)		$ 49.27

Maximum offering price per share (100/96.50 of $49.27)		$ 51.06

Class C: Net Asset Value and offering price per share ($171,691 ÷ 3,488.0 shares)A		$ 49.22

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,168,214 ÷ 23,713.5 shares)		$ 49.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,562 ÷ 640.7 shares)		$ 49.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,307

Expenses
Distribution and service plan fees	$ 1,286
Independent trustees' compensation	3
Total expenses before reductions	1,289
Expense reductions	(3)	1,286
Net investment income (loss)		18,021
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,388)
Capital gain distributions from underlying funds	9,198
Total net realized gain (loss)		(6,190)
Change in net unrealized appreciation (depreciation) on underlying funds		141,054
Net gain (loss)		134,864
Net increase (decrease) in net assets resulting from operations		$ 152,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,021	$ 30,872
Net realized gain (loss)	(6,190)	(37,364)
Change in net unrealized appreciation (depreciation)	141,054	180,425
Net increase (decrease) in net assets resulting from operations	152,885	173,933
Distributions to shareholders from net investment income	(18,077)	(30,833)
Distributions to shareholders from net realized gain	(7,078)	(4,233)
Total distributions	(25,155)	(35,066)
Share transactions - net increase (decrease)	10,676	87,922
Total increase (decrease) in net assets	138,406	226,789

Net Assets
Beginning of period	1,535,517	1,308,728
End of period (including undistributed net investment income of $382 and undistributed net investment income of $438, respectively)	$ 1,673,923	$ 1,535,517

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.519	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.077	4.020	(5.004)	(2.884)
Total from investment operations	4.596	4.831	(3.990)	(1.821)
Distributions from net investment income	(.529)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.746)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.26	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	10.16%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.19% A	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 260	$ 287	$ 286
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.459	.701	.919	.966
Net realized and unrealized gain (loss)	4.070	4.025	(5.010)	(2.903)
Total from investment operations	4.529	4.726	(4.091)	(1.937)
Distributions from net investment income	(.462)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.679)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.27	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	10.01%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.93% A	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 54	$ 69	$ 96
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.340	.476	.726	.728
Net realized and unrealized gain (loss)	4.067	4.020	(5.005)	(2.903)
Total from investment operations	4.407	4.496	(4.279)	(2.175)
Distributions from net investment income	(.350)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.567)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.22	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	9.73%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.578	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.067	4.020	(5.011)	(2.868)
Total from investment operations	4.645	4.944	(3.893)	(1.702)
Distributions from net investment income	(.588)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.805)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.26	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	10.28%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168	$ 1,026	$ 749	$ 714
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.578	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.067	4.032	(5.022)	(2.896)
Total from investment operations	4.645	4.954	(3.903)	(1.702)
Distributions from net investment income	(.588)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.805)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.26	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	10.28%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 37	$ 57	$ 97
Portfolio turnover rate	28% A	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.1
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.6
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	8.6	8.7
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	43.0	43.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.0
Fidelity Strategic Real Return Fund	6.1	6.2
Fidelity Total Bond Fund	18.4	18.3
	30.6	30.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.5
Fidelity Short-Term Bond Fund	7.8	7.6
	15.6	15.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	43.2%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,024	$ 73,760
Fidelity Disciplined Equity Fund	3,306	76,762
Fidelity Equity-Income Fund	1,684	76,762
Fidelity Large Cap Core Enhanced Index Fund	14,017	122,791
Fidelity Series 100 Index Fund	10,286	92,057
Fidelity Series Broad Market Opportunities Fund	11,945	122,791
Fidelity Series Small Cap Opportunities Fund	4,495	49,173
TOTAL DOMESTIC EQUITY FUNDS		614,096
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,764	91,486
TOTAL EQUITY FUNDS (Cost $676,787)		705,582
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	3,252	31,449
Fidelity Strategic Income Fund	2,813	31,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,898

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	8,404	$ 87,484
Fidelity Strategic Real Return Fund	9,019	87,483
Fidelity Total Bond Fund	24,437	262,450
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		437,417
TOTAL FIXED-INCOME FUNDS (Cost $488,421)		500,315
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	111,719	111,719
Fidelity Short-Term Bond Fund	13,182	111,784
TOTAL SHORT-TERM FUNDS (Cost $223,012)		223,503
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,388,220)	1,429,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	(217)
NET ASSETS - 100%	$ 1,429,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $240,189 of which $4,903 and $235,286 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,388,220) - See accompanying schedule		$ 1,429,400
Receivable for investments sold		98,883
Total assets		1,528,283

Liabilities
Payable for fund shares redeemed	$ 98,884
Distribution and service plan fees payable	216
Total liabilities		99,100

Net Assets		$ 1,429,183
Net Assets consist of:
Paid in capital		$ 1,658,234
Undistributed net investment income		299
Accumulated undistributed net realized gain (loss) on investments		(270,530)
Net unrealized appreciation (depreciation) on investments		41,180
Net Assets		$ 1,429,183
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,416 ÷ 784.95 shares)		$ 48.94

Maximum offering price per share (100/94.25 of $48.94)		$ 51.93
Class T: Net Asset Value and redemption price per share ($127,451 ÷ 2,604.55 shares)		$ 48.93

Maximum offering price per share (100/96.50 of $48.93)		$ 50.70

Class C: Net Asset Value and offering price per share ($186,532 ÷ 3,814.43 shares)A		$ 48.90

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,045,347 ÷ 21,361.82 shares)		$ 48.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,437 ÷ 642.43 shares)		$ 48.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,487

Expenses
Distribution and service plan fees	$ 1,258
Independent trustees' compensation	2
Total expenses before reductions	1,260
Expense reductions	(2)	1,258
Net investment income (loss)		12,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	784
Capital gain distributions from underlying funds	6,098
Total net realized gain (loss)		6,882
Change in net unrealized appreciation (depreciation) on underlying funds		90,189
Net gain (loss)		97,071
Net increase (decrease) in net assets resulting from operations		$ 109,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,229	$ 13,583
Net realized gain (loss)	6,882	(46,103)
Change in net unrealized appreciation (depreciation)	90,189	120,286
Net increase (decrease) in net assets resulting from operations	109,300	87,766
Distributions to shareholders from net investment income	(12,189)	(13,653)
Distributions to shareholders from net realized gain	(4,626)	(1,823)
Total distributions	(16,815)	(15,476)
Share transactions - net increase (decrease)	344,200	199,973
Total increase (decrease) in net assets	436,685	272,263

Net Assets
Beginning of period	992,498	720,235
End of period (including undistributed net investment income of $299 and undistributed net investment income of $259, respectively)	$ 1,429,183	$ 992,498

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.210	4.098	(5.184)	(3.105)
Total from investment operations	4.730	4.841	(4.142)	(2.029)
Distributions from net investment income	(.520)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.720)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 48.94	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	10.57%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.21% A	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 45	$ 69	$ 131
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.461	.638	.944	.966
Net realized and unrealized gain (loss)	4.212	4.092	(5.184)	(3.110)
Total from investment operations	4.673	4.730	(4.240)	(2.144)
Distributions from net investment income	(.463)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.663)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 48.93	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	10.44%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.96% A	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 116	$ 55	$ 96
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.343	.412	.757	.723
Net realized and unrealized gain (loss)	4.211	4.087	(5.183)	(3.090)
Total from investment operations	4.554	4.499	(4.426)	(2.367)
Distributions from net investment income	(.344)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.544)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 48.90	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	10.17%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.46% A	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 174	$ 183	$ 485
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.221	4.091	(5.190)	(3.079)
Total from investment operations	4.800	4.947	(4.052)	(1.911)
Distributions from net investment income	(.580)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.780)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.94	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	10.74%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.46% A	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045	$ 622	$ 357	$ 783
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.579	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.211	4.092	(5.188)	(3.107)
Total from investment operations	4.790	4.947	(4.052)	(1.911)
Distributions from net investment income	(.580)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.780)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.93	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	10.71%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.46% A	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 56	$ 96
Portfolio turnover rate	38% A	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.2
Fidelity Disciplined Equity Fund	5.5	5.5
Fidelity Equity-Income Fund	5.5	5.6
Fidelity Large Cap Core Enhanced Index Fund	8.9	8.8
Fidelity Series 100 Index Fund	6.6	6.7
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	44.2	44.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.3	2.4
	4.7	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.8	17.7
	29.7	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	6.8
Fidelity Short-Term Bond Fund	7.1	6.9
	14.2	13.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.7%

Expected
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,753	$ 343,734
Fidelity Disciplined Equity Fund	15,417	357,975
Fidelity Equity-Income Fund	7,856	357,975
Fidelity Large Cap Core Enhanced Index Fund	65,398	572,890
Fidelity Series 100 Index Fund	48,026	429,830
Fidelity Series Broad Market Opportunities Fund	55,729	572,890
Fidelity Series Small Cap Opportunities Fund	20,947	229,156
TOTAL DOMESTIC EQUITY FUNDS		2,864,450
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	14,042	464,786
TOTAL EQUITY FUNDS (Cost $3,141,194)		3,329,236
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	15,798	152,771
Fidelity Strategic Income Fund	13,665	152,771
TOTAL HIGH YIELD FIXED-INCOME FUNDS		305,542

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	36,875	$ 383,869
Fidelity Strategic Real Return Fund	39,574	383,869
Fidelity Total Bond Fund	107,105	1,150,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,918,049
TOTAL FIXED-INCOME FUNDS (Cost $2,132,032)		2,223,591
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	460,254	460,254
Fidelity Short-Term Bond Fund	54,275	460,254
TOTAL SHORT-TERM FUNDS (Cost $914,301)		920,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,187,527)		6,473,335
NET OTHER ASSETS (LIABILITIES) - 0.0%		(174)
NET ASSETS - 100%		$ 6,473,161
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $389,576 of which $7,815 and $381,761 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $153,499 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $6,187,527) - See accompanying schedule		$ 6,473,335
Cash		1
Receivable for investments sold		31,697
Total assets		6,505,033

Liabilities
Payable for investments purchased	$ 31,323
Payable for fund shares redeemed	370
Distribution and service plan fees payable	179
Total liabilities		31,872

Net Assets		$ 6,473,161
Net Assets consist of:
Paid in capital		$ 6,909,032
Undistributed net investment income		1,498
Accumulated undistributed net realized gain (loss) on investments		(723,177)
Net unrealized appreciation (depreciation) on investments		285,808
Net Assets		$ 6,473,161
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($386,401 ÷ 7,831.63 shares)		$ 49.34

Maximum offering price per share (100/94.25 of $49.34)		$ 52.35
Class T: Net Asset Value and redemption price per share ($130,906 ÷ 2,651.76 shares)		$ 49.37

Maximum offering price per share (100/96.50 of $49.37)		$ 51.16

Class C: Net Asset Value and offering price per share ($53,152 ÷ 1,076.78 shares) A		$ 49.36

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,871,315 ÷ 118,976.73 shares)		$ 49.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,387 ÷ 636.03 shares)		$ 49.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74,688

Expenses
Distribution and service plan fees	$ 1,092
Independent trustees' compensation	12
Total expenses before reductions	1,104
Expense reductions	(12)	1,092
Net investment income (loss)		73,596
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(46,701)
Capital gain distributions from underlying funds	33,605
Total net realized gain (loss)		(13,096)
Change in net unrealized appreciation (depreciation) on underlying funds		575,123
Net gain (loss)		562,027
Net increase (decrease) in net assets resulting from operations		$ 635,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,596	$ 130,949
Net realized gain (loss)	(13,096)	(193,465)
Change in net unrealized appreciation (depreciation)	575,123	828,403
Net increase (decrease) in net assets resulting from operations	635,623	765,887
Distributions to shareholders from net investment income	(73,937)	(131,065)
Distributions to shareholders from net realized gain	(25,763)	(16,965)
Total distributions	(99,700)	(148,030)
Share transactions - net increase (decrease)	(218,783)	(832,893)
Total increase (decrease) in net assets	317,140	(215,036)

Net Assets
Beginning of period	6,156,021	6,371,057
End of period (including undistributed net investment income of $1,498 and undistributed net investment income of $1,839, respectively)	$ 6,473,161	$ 6,156,021

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.521	.789	1.000	.966
Net realized and unrealized gain (loss)	4.395	4.116	(5.341)	(3.085)
Total from investment operations	4.916	4.905	(4.341)	(2.119)
Distributions from net investment income	(.537)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.746)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 49.34	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	10.93%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.20% A	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 359	$ 278	$ 371
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.678	.905	.847
Net realized and unrealized gain (loss)	4.415	4.107	(5.340)	(3.079)
Total from investment operations	4.870	4.785	(4.435)	(2.232)
Distributions from net investment income	(.451)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.660)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 49.37	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	10.81%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	1.95% A	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 328	$ 311	$ 606
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.344	.454	.711	.639
Net realized and unrealized gain (loss)	4.392	4.117	(5.333)	(3.104)
Total from investment operations	4.736	4.571	(4.622)	(2.465)
Distributions from net investment income	(.357)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.566)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 49.36	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	10.50%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.45% A	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53	$ 51	$ 86	$ 150
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.395	4.115	(5.330)	(3.072)
Total from investment operations	4.975	5.015	(4.243)	(2.005)
Distributions from net investment income	(.596)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.805)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.35	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	11.06%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.45% A	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,871	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.395	4.116	(5.340)	(3.106)
Total from investment operations	4.975	5.015	(4.243)	(2.005)
Distributions from net investment income	(.596)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.805)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.35	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	11.06%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.45% A	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 56	$ 96
Portfolio turnover rate	32% A	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.7	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Series 100 Index Fund	6.8	6.8
Fidelity Series Broad Market Opportunities Fund	9.0	9.0
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
	45.2	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.1	17.1
	28.5	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.7	6.5
	13.3	13.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,898	$ 163,100
Fidelity Disciplined Equity Fund	7,322	170,021
Fidelity Equity-Income Fund	3,731	170,021
Fidelity Large Cap Core Enhanced Index Fund	31,054	272,034
Fidelity Series 100 Index Fund	22,796	204,026
Fidelity Series Broad Market Opportunities Fund	26,462	272,034
Fidelity Series Small Cap Opportunities Fund	9,957	108,934
TOTAL DOMESTIC EQUITY FUNDS		1,360,170
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	7,228	239,234
TOTAL EQUITY FUNDS (Cost $1,442,797)		1,599,404
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	7,749	74,930
Fidelity Strategic Income Fund	6,702	74,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		149,860

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	16,506	$ 171,827
Fidelity Strategic Real Return Fund	17,714	171,827
Fidelity Total Bond Fund	47,996	515,480
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		859,134
TOTAL FIXED-INCOME FUNDS (Cost $991,531)		1,008,994
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	200,415	200,415
Fidelity Short-Term Bond Fund	23,634	200,415
TOTAL SHORT-TERM FUNDS (Cost $399,222)		400,830
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,833,550)		3,009,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197)
NET ASSETS - 100%		$ 3,009,031
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $125,799 of which $39,903 and $85,896 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,833,550) - See accompanying schedule		$ 3,009,228
Receivable for investments sold		14,732
Total assets		3,023,960

Liabilities
Payable for investments purchased	$ 14,735
Distribution and service plan fees payable	194
Total liabilities		14,929

Net Assets		$ 3,009,031
Net Assets consist of:
Paid in capital		$ 3,003,339
Undistributed net investment income		699
Accumulated undistributed net realized gain (loss) on investments		(170,685)
Net unrealized appreciation (depreciation) on investments		175,678
Net Assets		$ 3,009,031
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,048 ÷ 1,142.0 shares)		$ 49.08

Maximum offering price per share (100/94.25 of $49.08)		$ 52.07
Class T: Net Asset Value and redemption price per share ($9,526 ÷ 194.0 shares)		$ 49.10

Maximum offering price per share (100/96.50 of $49.10)		$ 50.88

Class C: Net Asset Value and offering price per share ($214,004 ÷ 4,363.3 shares) A		$ 49.05

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($2,698,105 ÷ 54,986.9 shares)		$ 49.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,348 ÷ 638.9 shares)		$ 49.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,637

Expenses
Distribution and service plan fees	$ 1,148
Independent trustees' compensation	4
Total expenses before reductions	1,152
Expense reductions	(4)	1,148
Net investment income (loss)		31,489
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,542)
Capital gain distributions from underlying funds	14,193
Total net realized gain (loss)		(7,349)
Change in net unrealized appreciation (depreciation) on underlying funds		231,747
Net gain (loss)		224,398
Net increase (decrease) in net assets resulting from operations		$ 255,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,489	$ 14,472
Net realized gain (loss)	(7,349)	212
Change in net unrealized appreciation (depreciation)	231,747	65,683
Net increase (decrease) in net assets resulting from operations	255,887	80,367
Distributions to shareholders from net investment income	(31,229)	(14,213)
Distributions to shareholders from net realized gain	(10,723)	(1,857)
Total distributions	(41,952)	(16,070)
Share transactions - net increase (decrease)	834,197	1,233,775
Total increase (decrease) in net assets	1,048,132	1,298,072

Net Assets
Beginning of period	1,960,899	662,827
End of period (including undistributed net investment income of $699 and undistributed net investment income of $439, respectively)	$ 3,009,031	$ 1,960,899

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.565	.718	.978	1.034
Net realized and unrealized gain (loss)	4.452	4.180	(5.404)	(3.239)
Total from investment operations	5.017	4.898	(4.426)	(2.205)
Distributions from net investment income	(.531)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.707)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 49.08	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	11.25%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.41% A	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 66	$ 55	$ 95
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.504	.603	.881	.920
Net realized and unrealized gain (loss)	4.449	4.182	(5.402)	(3.234)
Total from investment operations	4.953	4.785	(4.521)	(2.314)
Distributions from net investment income	(.457)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.633)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 49.10	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	11.09%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.16% A	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 45	$ 71	$ 95
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.385	.693	.682
Net realized and unrealized gain (loss)	4.446	4.185	(5.400)	(3.227)
Total from investment operations	4.836	4.570	(4.707)	(2.545)
Distributions from net investment income	(.360)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.536)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 49.05	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	10.83%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.66% A	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 186	$ 178	$ 297
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.626	.821	1.101	1.117
Net realized and unrealized gain (loss)	4.451	4.178	(5.429)	(3.209)
Total from investment operations	5.077	4.999	(4.328)	(2.092)
Distributions from net investment income	(.591)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.767)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.07	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	11.39%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.66% A	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,698	$ 1,628	$ 303	$ 653
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.625	.825	1.074	1.149
Net realized and unrealized gain (loss)	4.442	4.184	(5.402)	(3.241)
Total from investment operations	5.067	5.009	(4.328)	(2.092)
Distributions from net investment income	(.591)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.767)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.07	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	11.37%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.66% A	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 36	$ 55	$ 96
Portfolio turnover rate	43% A	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.5
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.7	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.2
Fidelity Series 100 Index Fund	6.9	6.9
Fidelity Series Broad Market Opportunities Fund	9.2	9.2
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	46.0	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.5
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.7	16.7
	27.9	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.8
Fidelity Short-Term Bond Fund	6.0	5.8
	12.1	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,574	$ 120,500
Fidelity Disciplined Equity Fund	5,406	125,521
Fidelity Equity-Income Fund	2,754	125,521
Fidelity Large Cap Core Enhanced Index Fund	22,926	200,834
Fidelity Series 100 Index Fund	16,830	150,625
Fidelity Series Broad Market Opportunities Fund	19,536	200,834
Fidelity Series Small Cap Opportunities Fund	7,343	80,333
TOTAL DOMESTIC EQUITY FUNDS		1,004,168
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,764	190,792
TOTAL EQUITY FUNDS (Cost $917,411)		1,194,960
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,892	56,976
Fidelity Strategic Income Fund	5,096	56,976
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,952

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	11,701	$ 121,810
Fidelity Strategic Real Return Fund	12,558	121,810
Fidelity Total Bond Fund	34,025	365,429
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		609,049
TOTAL FIXED-INCOME FUNDS (Cost $681,040)		723,001
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class	132,507	132,507
Fidelity Short-Term Bond Fund	15,626	132,507
TOTAL SHORT-TERM FUNDS (Cost $262,171)		265,014
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,860,622)		2,182,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$ 2,182,895
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $352,265 of which $9,927 and $342,338 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,860,622) - See accompanying schedule		$ 2,182,975
Receivable for investments sold		11,555
Total assets		2,194,530

Liabilities
Payable for investments purchased	$ 11,551
Distribution and service plan fees payable	84
Total liabilities		11,635

Net Assets		$ 2,182,895
Net Assets consist of:
Paid in capital		$ 2,202,156
Undistributed net investment income		510
Accumulated undistributed net realized gain (loss) on investments		(342,124)
Net unrealized appreciation (depreciation) on investments		322,353
Net Assets		$ 2,182,895
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,753 ÷ 5,248.6 shares)		$ 48.54

Maximum offering price per share (100/94.25 of $48.54)		$ 51.50
Class T: Net Asset Value and redemption price per share ($30,700 ÷ 632.2 shares)		$ 48.56

Maximum offering price per share (100/96.50 of $48.56)		$ 50.32

Class C: Net Asset Value and offering price per share ($25,499 ÷ 524.8 shares)A		$ 48.59

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,850,519 ÷ 38,118.0 shares)		$ 48.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,424 ÷ 441.3 shares)		$ 48.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,059

Expenses
Distribution and service plan fees	$ 487
Independent trustees' compensation	4
Total expenses before reductions	491
Expense reductions	(4)	487
Net investment income (loss)		25,572
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,658
Capital gain distributions from underlying funds	11,198
Total net realized gain (loss)		24,856
Change in net unrealized appreciation (depreciation) on underlying funds		175,892
Net gain (loss)		200,748
Net increase (decrease) in net assets resulting from operations		$ 226,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,572	$ 18,688
Net realized gain (loss)	24,856	(147,241)
Change in net unrealized appreciation (depreciation)	175,892	292,353
Net increase (decrease) in net assets resulting from operations	226,320	163,800
Distributions to shareholders from net investment income	(25,555)	(18,690)
Distributions to shareholders from net realized gain	(8,488)	(2,138)
Total distributions	(34,043)	(20,828)
Share transactions - net increase (decrease)	273,436	(49,316)
Total increase (decrease) in net assets	465,713	93,656

Net Assets
Beginning of period	1,717,182	1,623,526
End of period (including undistributed net investment income of $510 and undistributed net investment income of $493, respectively)	$ 2,182,895	$ 1,717,182

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.539	.727	.930	1.019
Net realized and unrealized gain (loss)	4.525	4.154	(5.570)	(3.322)
Total from investment operations	5.064	4.881	(4.640)	(2.303)
Distributions from net investment income	(.524)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.714)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 48.54	$ 44.19	$ 40.21	$ 46.52
Total Return B,C,D	11.50%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.32% A	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 200	$ 183	$ 402
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.480	.620	.821	.918
Net realized and unrealized gain (loss)	4.533	4.147	(5.548)	(3.339)
Total from investment operations	5.013	4.767	(4.727)	(2.421)
Distributions from net investment income	(.463)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.653)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 48.56	$ 44.20	$ 40.22	$ 46.52
Total Return B,C,D	11.38%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.07% A	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 35	$ 54	$ 95
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.365	.403	.624	.690
Net realized and unrealized gain (loss)	4.537	4.143	(5.532)	(3.342)
Total from investment operations	4.902	4.546	(4.908)	(2.652)
Distributions from net investment income	(.342)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.532)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 48.59	$ 44.22	$ 40.23	$ 46.51
Total Return B,C,D	11.10%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.57% A	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 46	$ 95
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.598	.832	1.014	1.122
Net realized and unrealized gain (loss)	4.533	4.147	(5.557)	(3.310)
Total from investment operations	5.131	4.979	(4.543)	(2.188)
Distributions from net investment income	(.581)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.771)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.55	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	11.66%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,851	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	.834	1.009	1.147
Net realized and unrealized gain (loss)	4.530	4.145	(5.552)	(3.335)
Total from investment operations	5.131	4.979	(4.543)	(2.188)
Distributions from net investment income	(.581)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.771)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.55	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	11.66%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 61	$ 55	$ 96
Portfolio turnover rate	25% A	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.9	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.4
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	3.7	3.8
	46.8	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.4
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.4
	27.6	27.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.1
Fidelity Short-Term Bond Fund	5.3	5.2
	10.6	10.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amounts represent less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.3%

Expected
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,250	$ 114,570
Fidelity Disciplined Equity Fund	5,136	119,259
Fidelity Equity-Income Fund	2,617	119,259
Fidelity Large Cap Core Enhanced Index Fund	21,782	190,814
Fidelity Series 100 Index Fund	15,990	143,111
Fidelity Series Broad Market Opportunities Fund	18,562	190,814
Fidelity Series Small Cap Opportunities Fund	6,988	76,448
TOTAL DOMESTIC EQUITY FUNDS		954,275
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,888	194,891
TOTAL EQUITY FUNDS (Cost $930,803)		1,149,166
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,755	55,654
Fidelity Strategic Income Fund	4,978	55,654
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,308

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	10,790	$ 112,328
Fidelity Strategic Real Return Fund	11,580	112,328
Fidelity Total Bond Fund	31,414	337,389
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,045
TOTAL FIXED-INCOME FUNDS (Cost $618,518)		673,353
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	108,046	108,046
Fidelity Short-Term Bond Fund	12,741	108,047
TOTAL SHORT-TERM FUNDS (Cost $212,996)		216,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,762,317)		2,038,612
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 2,038,575
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $62,824 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $32,680 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,762,317) - See accompanying schedule		$ 2,038,612
Receivable for investments sold		11,553
Total assets		2,050,165

Liabilities
Payable for investments purchased	$ 11,553
Distribution and service plan fees payable	37
Total liabilities		11,590

Net Assets		$ 2,038,575
Net Assets consist of:
Paid in capital		$ 1,911,678
Undistributed net investment income		500
Accumulated undistributed net realized gain (loss) on investments		(149,898)
Net unrealized appreciation (depreciation) on investments		276,295
Net Assets		$ 2,038,575
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,177 ÷ 475.2 shares)		$ 48.77

Maximum offering price per share (100/94.25 of $48.77)		$ 51.75
Class T: Net Asset Value and redemption price per share ($30,536 ÷ 626.1 shares)		$ 48.77

Maximum offering price per share (100/96.50 of $48.77)		$ 50.54

Class C: Net Asset Value and offering price per share ($23,179 ÷ 474.9 shares)A		$ 48.81

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,856,407 ÷ 38,078.1 shares)		$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,276 ÷ 2,159.2 shares)		$ 48.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,667

Expenses
Distribution and service plan fees	$ 233
Independent trustees' compensation	4
Total expenses before reductions	237
Expense reductions	(4)	233
Net investment income (loss)		24,434
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,873)
Capital gain distributions from underlying funds	10,419
Total net realized gain (loss)		(5,454)
Change in net unrealized appreciation (depreciation) on underlying funds		200,112
Net gain (loss)		194,658
Net increase (decrease) in net assets resulting from operations		$ 219,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,434	$ 38,285
Net realized gain (loss)	(5,454)	(69,132)
Change in net unrealized appreciation (depreciation)	200,112	253,583
Net increase (decrease) in net assets resulting from operations	219,092	222,736
Distributions to shareholders from net investment income	(24,452)	(38,318)
Distributions to shareholders from net realized gain	(8,111)	(8,464)
Total distributions	(32,563)	(46,782)
Share transactions - net increase (decrease)	(2,342)	(216,059)
Total increase (decrease) in net assets	184,187	(40,105)

Net Assets
Beginning of period	1,854,388	1,894,493
End of period (including undistributed net investment income of $500 and undistributed net investment income of $518, respectively)	$ 2,038,575	$ 1,854,388

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.753	.923	.994
Net realized and unrealized gain (loss)	4.680	4.174	(5.753)	(3.438)
Total from investment operations	5.208	4.927	(4.830)	(2.444)
Distributions from net investment income	(.508)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.708)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 48.77	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	11.81%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.25% A
Net investment income (loss)	2.27% A	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 63	$ 138
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.471	.645	.828	.875
Net realized and unrealized gain (loss)	4.681	4.175	(5.757)	(3.431)
Total from investment operations	5.152	4.820	(4.929)	(2.556)
Distributions from net investment income	(.452)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.652)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 48.77	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	11.67%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.51%	.50% A
Net investment income (loss)	2.02% A	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 35	$ 54	$ 95
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.355	.426	.631	.658
Net realized and unrealized gain (loss)	4.681	4.185	(5.740)	(3.448)
Total from investment operations	5.036	4.611	(5.109)	(2.790)
Distributions from net investment income	(.326)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.526)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 48.81	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	11.39%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.00% A
Net investment income (loss)	1.52% A	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 41	$ 94
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	.862	.988	1.090
Net realized and unrealized gain (loss)	4.670	4.183	(5.729)	(3.425)
Total from investment operations	5.258	5.045	(4.741)	(2.335)
Distributions from net investment income	(.568)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.768)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.75	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	11.93%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A,H	.00% H	.01%	.00% A,H
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	.860	1.002	1.114
Net realized and unrealized gain (loss)	4.680	4.185	(5.753)	(3.439)
Total from investment operations	5.268	5.045	(4.751)	(2.325)
Distributions from net investment income	(.568)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.768)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.76	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	11.96%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A,H	.00% H	.01%	.00% A,H
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 94	$ 108	$ 95
Portfolio turnover rate	46% A	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.7
Fidelity Disciplined Equity Fund	6.0	5.9
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.6	9.5
Fidelity Series 100 Index Fund	7.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	47.8	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.4	10.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	16.0
	26.7	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.4
Fidelity Short-Term Bond Fund	4.7	4.4
	9.4	8.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.8%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,094	$ 111,703
Fidelity Disciplined Equity Fund	5,012	116,382
Fidelity Equity-Income Fund	2,554	116,382
Fidelity Large Cap Core Enhanced Index Fund	21,252	186,172
Fidelity Series 100 Index Fund	15,596	139,580
Fidelity Series Broad Market Opportunities Fund	18,110	186,172
Fidelity Series Small Cap Opportunities Fund	6,807	74,469
TOTAL DOMESTIC EQUITY FUNDS		930,860
International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,155	203,717
TOTAL EQUITY FUNDS (Cost $1,125,747)		1,134,577
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	5,766	55,754
Fidelity Strategic Income Fund	4,987	55,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,508

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	10,000	$ 104,100
Fidelity Strategic Real Return Fund	10,732	104,100
Fidelity Total Bond Fund	29,042	311,909
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		520,109
TOTAL FIXED-INCOME FUNDS (Cost $618,059)		631,617
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class	91,624	91,624
Fidelity Short-Term Bond Fund	10,805	91,624
TOTAL SHORT-TERM FUNDS (Cost $183,048)		183,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,926,854)	1,949,442
NET OTHER ASSETS (LIABILITIES) - 0.0%	(154)
NET ASSETS - 100%	$ 1,949,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $203,731 of which $19,968 and $183,763 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,259 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,926,854) - See accompanying schedule		$ 1,949,442
Cash		74
Receivable for investments sold		10,222
Total assets		1,959,738

Liabilities
Payable for investments purchased	$ 10,219
Distribution and service plan fees payable	231
Total liabilities		10,450

Net Assets		$ 1,949,288
Net Assets consist of:
Paid in capital		$ 2,177,484
Undistributed net investment income		395
Accumulated undistributed net realized gain (loss) on investments		(251,179)
Net unrealized appreciation (depreciation) on investments		22,588
Net Assets		$ 1,949,288
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,766 ÷ 719.2 shares)		$ 48.34

Maximum offering price per share (100/94.25 of $48.34)		$ 51.29
Class T: Net Asset Value and redemption price per share ($288,177 ÷ 5,963.7 shares)		$ 48.32

Maximum offering price per share (100/96.50 of $48.32)		$ 50.07

Class C: Net Asset Value and offering price per share ($123,671 ÷ 2,558.5 shares)A		$ 48.34

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($1,409,570 ÷ 29,162.7 shares)		$ 48.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,104 ÷ 1,926.3 shares)		$ 48.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,854

Expenses
Distribution and service plan fees	$ 1,344
Independent trustees' compensation	3
Total expenses before reductions	1,347
Expense reductions	(3)	1,344
Net investment income (loss)		20,510
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,727)
Capital gain distributions from underlying funds	8,461
Total net realized gain (loss)		(3,266)
Change in net unrealized appreciation (depreciation) on underlying funds		143,005
Net gain (loss)		139,739
Net increase (decrease) in net assets resulting from operations		$ 160,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,510	$ 19,710
Net realized gain (loss)	(3,266)	(40,612)
Change in net unrealized appreciation (depreciation)	143,005	163,539
Net increase (decrease) in net assets resulting from operations	160,249	142,637
Distributions to shareholders from net investment income	(20,368)	(19,743)
Distributions to shareholders from net realized gain	(6,329)	(3,949)
Total distributions	(26,697)	(23,692)
Share transactions - net increase (decrease)	690,902	(128,803)
Total increase (decrease) in net assets	824,454	(9,858)

Net Assets
Beginning of period	1,124,834	1,134,692
End of period (including undistributed net investment income of $395 and undistributed net investment income of $253, respectively)	$ 1,949,288	$ 1,124,834

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.621	.748	.937	.951
Net realized and unrealized gain (loss)	4.672	4.178	(6.127)	(3.464)
Total from investment operations	5.293	4.926	(5.190)	(2.513)
Distributions from net investment income	(.527)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.683)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 48.34	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	12.15%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.69% A	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 40	$ 54	$ 95
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.563	.639	.844	.823
Net realized and unrealized gain (loss)	4.665	4.183	(6.122)	(3.449)
Total from investment operations	5.228	4.822	(5.278)	(2.626)
Distributions from net investment income	(.472)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.628)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 48.32	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	11.99%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.44% A	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.424	.655	.609
Net realized and unrealized gain (loss)	4.673	4.179	(6.114)	(3.465)
Total from investment operations	5.121	4.603	(5.459)	(2.856)
Distributions from net investment income	(.365)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.521)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 48.34	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	11.73%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.94% A	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 119	$ 116	$ 94
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.854	1.034	1.043
Net realized and unrealized gain (loss)	4.662	4.183	(6.126)	(3.445)
Total from investment operations	5.344	5.037	(5.092)	(2.402)
Distributions from net investment income	(.588)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.744)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.33	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.27%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.94% A	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,410	$ 598	$ 632	$ 986
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.678	.851	1.031	1.064
Net realized and unrealized gain (loss)	4.666	4.186	(6.123)	(3.466)
Total from investment operations	5.344	5.037	(5.092)	(2.402)
Distributions from net investment income	(.588)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.744)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.33	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.27%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.94% A	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 103	$ 67	$ 119
Portfolio turnover rate	26% A	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.8
Fidelity Disciplined Equity Fund	6.1	6.1
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.8
Fidelity Series 100 Index Fund	7.3	7.4
Fidelity Series Broad Market Opportunities Fund	9.8	9.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	48.9	49.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.4	11.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.3
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	15.8	15.8
	26.3	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	3.2
Fidelity Short-Term Bond Fund	3.6	3.2
	7.3	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds	49.0%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.4%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.3%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,014	$ 91,903
Fidelity Disciplined Equity Fund	4,120	95,661
Fidelity Equity-Income Fund	2,099	95,661
Fidelity Large Cap Core Enhanced Index Fund	17,479	153,120
Fidelity Series 100 Index Fund	12,840	114,918
Fidelity Series Broad Market Opportunities Fund	14,895	153,120
Fidelity Series Small Cap Opportunities Fund	5,596	61,217
TOTAL DOMESTIC EQUITY FUNDS		765,600
International Equity Funds - 11.4%
Fidelity Advisor International Discovery Fund Institutional Class	5,411	179,109
TOTAL EQUITY FUNDS (Cost $754,796)		944,709
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,906	47,439
Fidelity Strategic Income Fund	4,243	47,439
TOTAL HIGH YIELD FIXED-INCOME FUNDS		94,878

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	7,926	$ 82,509
Fidelity Strategic Real Return Fund	8,506	82,509
Fidelity Total Bond Fund	23,033	247,369
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		412,387
TOTAL FIXED-INCOME FUNDS (Cost $468,560)		507,265
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,833	56,833
Fidelity Short-Term Bond Fund	6,702	56,833
TOTAL SHORT-TERM FUNDS (Cost $112,042)		113,666
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,335,398)	1,565,640
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47)
NET ASSETS - 100%	$ 1,565,593
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $11,570 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $33,505 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,335,398) - See accompanying schedule		$ 1,565,640
Cash		39
Receivable for investments sold		878,327
Total assets		2,444,006

Liabilities
Payable for fund shares redeemed	$ 878,327
Distribution and service plan fees payable	86
Total liabilities		878,413

Net Assets		$ 1,565,593
Net Assets consist of:
Paid in capital		$ 1,431,006
Undistributed net investment income		534
Accumulated undistributed net realized gain (loss) on investments		(96,189)
Net unrealized appreciation (depreciation) on investments		230,242
Net Assets		$ 1,565,593
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,754 ÷ 708.4 shares)		$ 47.65

Maximum offering price per share (100/94.25 of $47.65)		$ 50.56
Class T: Net Asset Value and redemption price per share ($32,640 ÷ 685.0 shares)		$ 47.65

Maximum offering price per share (100/96.50 of $47.65)		$ 49.38

Class C: Net Asset Value and offering price per share ($79,281 ÷ 1,664.6 shares)A		$ 47.63

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,386,759 ÷ 29,105.9 shares)		$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,159 ÷ 696.0 shares)		$ 47.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,684

Expenses
Distribution and service plan fees	$ 545
Independent trustees' compensation	4
Total expenses before reductions	549
Expense reductions	(4)	545
Net investment income (loss)		30,139
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(25,636)
Capital gain distributions from underlying funds	12,674
Total net realized gain (loss)		(12,962)
Change in net unrealized appreciation (depreciation) on underlying funds		261,566
Net gain (loss)		248,604
Net increase (decrease) in net assets resulting from operations		$ 278,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,139	$ 44,672
Net realized gain (loss)	(12,962)	(45,293)
Change in net unrealized appreciation (depreciation)	261,566	254,403
Net increase (decrease) in net assets resulting from operations	278,743	253,782
Distributions to shareholders from net investment income	(30,223)	(44,437)
Distributions to shareholders from net realized gain	(9,861)	(9,084)
Total distributions	(40,084)	(53,521)
Share transactions - net increase (decrease)	(921,274)	597,064
Total increase (decrease) in net assets	(682,615)	797,325

Net Assets
Beginning of period	2,248,208	1,450,883
End of period (including undistributed net investment income of $534 and undistributed net investment income of $618, respectively)	$ 1,565,593	$ 2,248,208

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.538	.744	.856	.442
Net realized and unrealized gain (loss)	4.838	4.191	(6.093)	(4.811)
Total from investment operations	5.376	4.935	(5.237)	(4.369)
Distributions from net investment income	(.543)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.736)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 47.65	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	12.55%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.37% A	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.481	.636	.791	.373
Net realized and unrealized gain (loss)	4.837	4.191	(6.111)	(4.809)
Total from investment operations	5.318	4.827	(5.320)	(4.436)
Distributions from net investment income	(.485)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.678)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 47.65	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	12.40%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.12% A	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 37	$ 57	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.368	.424	.611	.233
Net realized and unrealized gain (loss)	4.840	4.192	(6.107)	(4.812)
Total from investment operations	5.208	4.616	(5.496)	(4.579)
Distributions from net investment income	(.365)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.558)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 47.63	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	12.14%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.62% A	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 91	$ 57	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.597	.849	.965	.502
Net realized and unrealized gain (loss)	4.846	4.187	(6.112)	(4.795)
Total from investment operations	5.443	5.036	(5.147)	(4.293)
Distributions from net investment income	(.600)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.793)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 47.65	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	12.71%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.62% A	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,387	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.594	.848	.974	.511
Net realized and unrealized gain (loss)	4.839	4.188	(6.111)	(4.814)
Total from investment operations	5.433	5.036	(5.137)	(4.303)
Distributions from net investment income	(.600)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.793)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 47.64	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	12.69%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.62% A	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 38	$ 58	$ 91
Portfolio turnover rate	19% A	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Disciplined Equity Fund	6.3	6.2
Fidelity Equity-Income Fund	6.3	6.3
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.0
Fidelity Series 100 Index Fund	7.5	7.6
Fidelity Series Broad Market Opportunities Fund	10.1	10.1
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	50.3	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.6	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.2	3.3
	6.4	6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.3
Fidelity Total Bond Fund	15.7	15.7
	26.1	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.3	2.0
Fidelity Short-Term Bond Fund	2.3	2.1
	4.6	4.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	4.1%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,811	$ 124,855
Fidelity Disciplined Equity Fund	5,600	130,023
Fidelity Equity-Income Fund	2,853	130,022
Fidelity Large Cap Core Enhanced Index Fund	23,763	208,160
Fidelity Series 100 Index Fund	17,438	156,068
Fidelity Series Broad Market Opportunities Fund	20,249	208,160
Fidelity Series Small Cap Opportunities Fund	7,615	83,305
TOTAL DOMESTIC EQUITY FUNDS		1,040,593
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	7,838	259,425
TOTAL EQUITY FUNDS (Cost $1,129,442)		1,300,018
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	6,883	66,562
Fidelity Strategic Income Fund	5,954	66,562
TOTAL HIGH YIELD FIXED-INCOME FUNDS		133,124

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	10,346	$ 107,698
Fidelity Strategic Real Return Fund	11,103	107,698
Fidelity Total Bond Fund	30,122	323,506
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		538,902
TOTAL FIXED-INCOME FUNDS (Cost $648,649)		672,026
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Institutional Class	47,544	47,544
Fidelity Short-Term Bond Fund	5,607	47,544
TOTAL SHORT-TERM FUNDS (Cost $94,688)		95,088
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,872,779)	2,067,132
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 2,067,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $153,270 of which $763 and $152,507 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,872,779) - See accompanying schedule		$ 2,067,132
Cash		39
Receivable for investments sold		7,438
Receivable for fund shares sold		6,205
Total assets		2,080,814

Liabilities
Payable for investments purchased	$ 13,645
Distribution and service plan fees payable	142
Total liabilities		13,787

Net Assets		$ 2,067,027
Net Assets consist of:
Paid in capital		$ 2,112,823
Undistributed net investment income		444
Accumulated undistributed net realized gain (loss) on investments		(240,593)
Net unrealized appreciation (depreciation) on investments		194,353
Net Assets		$ 2,067,027
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,283 ÷ 1,802.3 shares)		$ 47.87

Maximum offering price per share (100/94.25 of $47.87)		$ 50.79
Class T: Net Asset Value and redemption price per share ($127,114 ÷ 2,654.8 shares)		$ 47.88

Maximum offering price per share (100/96.50 of $47.88)		$ 49.62

Class C: Net Asset Value and offering price per share ($86,681 ÷ 1,810.2 shares)A		$ 47.88

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,712,185 ÷ 35,762.3 shares)		$ 47.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,764 ÷ 1,143.8 shares)		$ 47.88
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,912

Expenses
Distribution and service plan fees	$ 825
Independent trustees' compensation	3
Total expenses before reductions	828
Expense reductions	(3)	825
Net investment income (loss)		22,087
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	25,387
Capital gain distributions from underlying funds	9,243
Total net realized gain (loss)		34,630
Change in net unrealized appreciation (depreciation) on underlying funds		147,363
Net gain (loss)		181,993
Net increase (decrease) in net assets resulting from operations		$ 204,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,087	$ 23,376
Net realized gain (loss)	34,630	(127,348)
Change in net unrealized appreciation (depreciation)	147,363	184,622
Net increase (decrease) in net assets resulting from operations	204,080	80,650
Distributions to shareholders from net investment income	(22,028)	(23,219)
Distributions to shareholders from net realized gain	(7,263)	(2,847)
Total distributions	(29,291)	(26,066)
Share transactions - net increase (decrease)	324,089	856,629
Total increase (decrease) in net assets	498,878	911,213

Net Assets
Beginning of period	1,568,149	656,936
End of period (including undistributed net investment income of $444 and undistributed net investment income of $385, respectively)	$ 2,067,027	$ 1,568,149

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.565	.722	.933	.442
Net realized and unrealized gain (loss)	5.015	4.298	(6.238)	(4.814)
Total from investment operations	5.580	5.020	(5.305)	(4.372)
Distributions from net investment income	(.558)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.750)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 47.87	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	13.01%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.47% A	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 34	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.504	.616	.836	.371
Net realized and unrealized gain (loss)	5.013	4.301	(6.227)	(4.809)
Total from investment operations	5.517	4.917	(5.391)	(4.438)
Distributions from net investment income	(.495)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.687)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 47.88	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	12.86%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.21% A	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 111	$ 102	$ 132
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.402	.664	.234
Net realized and unrealized gain (loss)	5.012	4.305	(6.229)	(4.816)
Total from investment operations	5.402	4.707	(5.565)	(4.582)
Distributions from net investment income	(.380)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.572)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 47.88	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	12.57%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.71% A	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 99	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.618	.833	1.015	.504
Net realized and unrealized gain (loss)	5.022	4.297	(6.231)	(4.810)
Total from investment operations	5.640	5.130	(5.216)	(4.306)
Distributions from net investment income	(.608)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.800)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.88	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.16%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712	$ 1,262	$ 384	$ 598
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.618	.828	1.022	.512
Net realized and unrealized gain (loss)	5.022	4.302	(6.238)	(4.818)
Total from investment operations	5.640	5.130	(5.216)	(4.306)
Distributions from net investment income	(.608)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.800)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.88	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.16%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 62	$ 57	$ 91
Portfolio turnover rate	44% A	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.4	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.2
Fidelity Series 100 Index Fund	7.7	7.7
Fidelity Series Broad Market Opportunities Fund	10.3	10.2
Fidelity Series Small Cap Opportunities Fund	4.1	4.2
	51.2	51.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	13.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.3
Fidelity Total Bond Fund	15.6	15.7
	26.0	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	1.4
Fidelity Short-Term Bond Fund	1.6	1.5
	3.3	2.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.3%

Six months ago
Domestic Equity Funds	51.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	2.9%

Expected
Domestic Equity Funds	51.0%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2010. The current allocation is based on the fund's holdings as of January 31, 2011. The expected allocation represents the fund's anticipated allocation at July 31, 2011.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	15,747	$ 288,648
Fidelity Disciplined Equity Fund	12,957	300,870
Fidelity Equity-Income Fund	6,602	300,870
Fidelity Large Cap Core Enhanced Index Fund	54,953	481,393
Fidelity Series 100 Index Fund	40,340	361,044
Fidelity Series Broad Market Opportunities Fund	46,828	481,393
Fidelity Series Small Cap Opportunities Fund	17,618	192,745
TOTAL DOMESTIC EQUITY FUNDS		2,406,963
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	18,179	601,741
TOTAL EQUITY FUNDS (Cost $2,623,955)		3,008,704
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	16,286	157,487
Fidelity Strategic Income Fund	14,086	157,487
TOTAL HIGH YIELD FIXED-INCOME FUNDS		314,974

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	23,528	$ 244,927
Fidelity Strategic Real Return Fund	25,250	244,927
Fidelity Total Bond Fund	68,372	734,312
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,224,166
TOTAL FIXED-INCOME FUNDS (Cost $1,453,204)		1,539,140
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	76,628	76,628
Fidelity Short-Term Bond Fund	9,036	76,628
TOTAL SHORT-TERM FUNDS (Cost $152,177)		153,256
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,229,336)	4,701,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 4,701,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $17,454 of which $2,106 and $15,348 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $4,229,336) - See accompanying schedule		$ 4,701,100
Cash		40
Receivable for fund shares sold		883,327
Total assets		5,584,467

Liabilities
Payable for investments purchased	$ 883,324
Distribution and service plan fees payable	46
Total liabilities		883,370

Net Assets		$ 4,701,097
Net Assets consist of:
Paid in capital		$ 4,337,652
Undistributed net investment income		901
Accumulated undistributed net realized gain (loss) on investments		(109,220)
Net unrealized appreciation (depreciation) on investments		471,764
Net Assets		$ 4,701,097
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,696 ÷ 535.9 shares)		$ 47.95

Maximum offering price per share (100/94.25 of $47.95)		$ 50.88
Class T: Net Asset Value and redemption price per share ($32,835 ÷ 684.7 shares)		$ 47.96

Maximum offering price per share (100/96.50 of $47.96)		$ 49.70

Class C: Net Asset Value and offering price per share ($32,321 ÷ 673.8 shares)A		$ 47.97

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($4,576,885 ÷ 95,468.2 shares)		$ 47.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,360 ÷ 695.9 shares)		$ 47.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,692

Expenses
Distribution and service plan fees	$ 292
Independent trustees' compensation	7
Total expenses before reductions	299
Expense reductions	(7)	292
Net investment income (loss)		49,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,568)
Capital gain distributions from underlying funds	20,282
Total net realized gain (loss)		(18,286)
Change in net unrealized appreciation (depreciation) on underlying funds		431,347
Net gain (loss)		413,061
Net increase (decrease) in net assets resulting from operations		$ 462,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,400	$ 58,360
Net realized gain (loss)	(18,286)	(3,503)
Change in net unrealized appreciation (depreciation)	431,347	231,761
Net increase (decrease) in net assets resulting from operations	462,461	286,618
Distributions to shareholders from net investment income	(49,432)	(57,943)
Distributions to shareholders from net realized gain	(15,604)	(7,508)
Total distributions	(65,036)	(65,451)
Share transactions - net increase (decrease)	768,588	1,660,037
Total increase (decrease) in net assets	1,166,013	1,881,204

Net Assets
Beginning of period	3,535,084	1,653,880
End of period (including undistributed net investment income of $901 and undistributed net investment income of $933, respectively)	$ 4,701,097	$ 3,535,084

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.557	.747	.819	.425
Net realized and unrealized gain (loss)	5.106	4.285	(6.123)	(4.836)
Total from investment operations	5.663	5.032	(5.304)	(4.411)
Distributions from net investment income	(.558)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.753)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 47.95	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	13.21%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.44% A	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 88	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.500	.642	.739	.365
Net realized and unrealized gain (loss)	5.117	4.281	(6.128)	(4.852)
Total from investment operations	5.617	4.923	(5.389)	(4.487)
Distributions from net investment income	(.502)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.697)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 47.96	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	13.09%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	2.19% A	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 37	$ 57	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.386	.430	.560	.226
Net realized and unrealized gain (loss)	5.112	4.275	(6.123)	(4.846)
Total from investment operations	5.498	4.705	(5.563)	(4.620)
Distributions from net investment income	(.383)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.578)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 47.97	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	12.79%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	1.69% A	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 37	$ 56	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.613	.857	.900	.496
Net realized and unrealized gain (loss)	5.110	4.279	(6.114)	(4.840)
Total from investment operations	5.723	5.136	(5.214)	(4.344)
Distributions from net investment income	(.618)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.813)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.94	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.36%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.70% A	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,577	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.614	.855	.918	.504
Net realized and unrealized gain (loss)	5.109	4.281	(6.132)	(4.848)
Total from investment operations	5.723	5.136	(5.214)	(4.344)
Distributions from net investment income	(.618)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.813)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.94	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.36%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.70% A	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 38	$ 57	$ 91
Portfolio turnover rate	27% A	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 10,371,851	$ 498,542	$ (152,639)	$ 345,903
Fidelity Income Replacement 2018 Fund	5,831,249	177,344	(169,820)	7,524
Fidelity Income Replacement 2020 Fund	3,991,666	288,500	(70,852)	217,648
Fidelity Income Replacement 2022 Fund	3,120,356	92,610	(137,765)	(45,155)
Fidelity Income Replacement 2024 Fund	1,607,060	103,826	(36,820)	67,006
Fidelity Income Replacement 2026 Fund	1,411,924	58,900	(41,424)	17,476
Fidelity Income Replacement 2028 Fund	6,309,752	335,884	(172,301)	163,583
Fidelity Income Replacement 2030 Fund	2,883,230	179,090	(53,092)	125,998
Fidelity Income Replacement 2032 Fund	1,861,326	326,913	(5,264)	321,649
Fidelity Income Replacement 2034 Fund	1,801,035	246,946	(9,369)	237,577
Fidelity Income Replacement 2036 Fund	1,943,004	82,232	(75,794)	6,438
Fidelity Income Replacement 2038 Fund	1,350,162	219,956	(4,478)	215,478
Fidelity Income Replacement 2040 Fund	1,949,267	152,140	(34,275)	117,865
Fidelity Income Replacement 2042 Fund	4,287,193	482,493	(68,586)	413,907

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,007,711	2,848,246
Fidelity Income Replacement 2018 Fund	1,387,027	1,310,923
Fidelity Income Replacement 2020 Fund	1,409,214	748,150
Fidelity Income Replacement 2022 Fund	643,300	334,955
Fidelity Income Replacement 2024 Fund	231,135	218,151
Fidelity Income Replacement 2026 Fund	553,139	207,412
Fidelity Income Replacement 2028 Fund	959,598	1,170,953
Fidelity Income Replacement 2030 Fund	1,353,434	515,496
Fidelity Income Replacement 2032 Fund	530,997	254,831
Fidelity Income Replacement 2034 Fund	449,976	450,032
Fidelity Income Replacement 2036 Fund	886,175	192,978
Fidelity Income Replacement 2038 Fund	203,244	1,121,802
Fidelity Income Replacement 2040 Fund	700,560	374,423
Fidelity Income Replacement 2042 Fund	1,278,621	505,395

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,771	$ -
Class T	.25%	.25%	1,596	-
Class C	.75%	.25%	5,538	118
			$ 9,905	$ 118
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,514	$ 12
Class T	.25%	.25%	132	6
Class C	.75%	.25%	1,010	334
			$ 2,656	$ 352
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 776	$ 259
Class T	.25%	.25%	350	-
Class C	.75%	.25%	1,525	54
			$ 2,651	$ 313
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 68	$ 2
Class T	.25%	.25%	192	4
Class C	.75%	.25%	201	82
			$ 461	$ 88
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 332	$ 4
Class T	.25%	.25%	124	88
Class C	.75%	.25%	830	15
			$ 1,286	$ 107
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 51	$ 17
Class T	.25%	.25%	304	14
Class C	.75%	.25%	903	35
			$ 1,258	$ 66
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 466	$ 16
Class T	.25%	.25%	370	-
Class C	.75%	.25%	256	-
			$ 1,092	$ 16
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 76	$ 22
Class T	.25%	.25%	71	33
Class C	.75%	.25%	1,001	92
			$ 1,148	$ 147
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 269	$ 3
Class T	.25%	.25%	82	82
Class C	.75%	.25%	136	136
			$ 487	$ 221
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 30	$ 30
Class T	.25%	.25%	80	80
Class C	.75%	.25%	123	123
			$ 233	$ 233

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 46	$ 38
Class T	.25%	.25%	692	8
Class C	.75%	.25%	606	10
			$ 1,344	$ 56
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 40	$ 2
Class T	.25%	.25%	86	86
Class C	.75%	.25%	419	418
			$ 545	$ 506
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 66	$ 38
Class T	.25%	.25%	300	14
Class C	.75%	.25%	459	458
			$ 825	$ 510
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 34	$ 17
Class T	.25%	.25%	86	86
Class C	.75%	.25%	172	172
			$ 292	$ 275

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Funds. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 249
Class C*	9
$ 258
Fidelity Income Replacement 2018 Fund
Class A	$ 563

Fidelity Income Replacement 2020 Fund
Class A	$ 1

Fidelity Income Replacement 2022 Fund
Class A	$ 215

Fidelity Income Replacement 2026 Fund
Class T	$ 4

Fidelity Income Replacement 2036 Fund
Class T	$ 3

Fidelity Income Replacement 2040 Fund
Class A	$ 441

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 21
Fidelity Income Replacement 2018 Fund	11
Fidelity Income Replacement 2020 Fund	7
Fidelity Income Replacement 2022 Fund	5
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	2
Fidelity Income Replacement 2028 Fund	12
Fidelity Income Replacement 2030 Fund	4
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	4
Fidelity Income Replacement 2036 Fund	3
Fidelity Income Replacement 2038 Fund	4
Fidelity Income Replacement 2040 Fund	3
Fidelity Income Replacement 2042 Fund	7

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 21,459	$ 44,617
Class T	5,559	10,060
Class C	7,097	12,552
Income Replacement 2016	79,257	120,802
Institutional Class	1,181	2,291
Total	$ 114,553	$ 190,322
From net realized gain
Class A	$ 11,231	$ 6,094
Class T	3,381	1,771
Class C	6,082	3,226
Income Replacement 2016	37,507	14,426
Institutional Class	546	316
Total	$ 58,747	$ 25,833
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 12,700	$ 17,039
Class T	474	1,142
Class C	1,346	1,710
Income Replacement 2018	46,716	76,857
Institutional Class	4,200	7,202
Total	$ 65,436	$ 103,950
From net realized gain
Class A	$ 5,977	$ 2,282
Class T	252	200
Class C	980	353
Income Replacement 2018	19,822	9,798
Institutional Class	1,775	910
Total	$ 28,806	$ 13,543

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,493	$ 11,250
Class T	1,297	2,566
Class C	2,066	2,829
Income Replacement 2020	30,280	39,529
Institutional Class	602	2,036
Total	$ 40,738	$ 58,210
From net realized gain
Class A	$ 2,797	$ 1,618
Class T	638	468
Class C	1,402	667
Income Replacement 2020	11,887	4,645
Institutional Class	234	316
Total	$ 16,958	$ 7,714
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 682	$ 760
Class T	737	1,377
Class C	250	583
Income Replacement 2022	31,719	52,195
Institutional Class	53	2,258
Total	$ 33,441	$ 57,173
From net realized gain
Class A	$ 313	$ 290
Class T	343	657
Class C	169	426
Income Replacement 2022	11,885	17,200
Institutional Class	20	1,161
Total	$ 12,730	$ 19,734
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,898	$ 5,225
Class T	444	1,024
Class C	1,221	1,614
Income Replacement 2024	13,124	22,024
Institutional Class	390	946
Total	$ 18,077	$ 30,833
From net realized gain
Class A	$ 1,169	$ 733
Class T	211	173
Class C	755	389
Income Replacement 2024	4,799	2,820
Institutional Class	144	118
Total	$ 7,078	$ 4,233
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 421	$ 1,002
Class T	1,196	1,567
Class C	1,311	1,940
Income Replacement 2026	8,875	8,207
Institutional Class	386	937
Total	$ 12,189	$ 13,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2026 Fund
From net realized gain
Class A	$ 163	$ 145
Class T	515	294
Class C	762	484
Income Replacement 2026	3,053	782
Institutional Class	133	118
Total	$ 4,626	$ 1,823
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,198	$ 6,274
Class T	1,195	5,032
Class C	384	669
Income Replacement 2028	67,768	118,159
Institutional Class	392	931
Total	$ 73,937	$ 131,065
From net realized gain
Class A	$ 1,624	$ 885
Class T	551	821
Class C	224	172
Income Replacement 2028	23,226	14,970
Institutional Class	138	117
Total	$ 25,763	$ 16,965
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 629	$ 944
Class T	147	802
Class C	1,578	1,647
Income Replacement 2030	28,486	9,950
Institutional Class	389	870
Total	$ 31,229	$ 14,213
From net realized gain
Class A	$ 210	$ 112
Class T	35	143
Class C	777	448
Income Replacement 2030	9,584	1,042
Institutional Class	117	112
Total	$ 10,723	$ 1,857
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,430	$ 3,578
Class T	299	726
Class C	180	409
Income Replacement 2032	21,767	12,987
Institutional Class	879	990
Total	$ 25,555	$ 18,690
From net realized gain
Class A	$ 874	$ 469
Class T	125	112
Class C	104	93
Income Replacement 2032	7,076	1,351
Institutional Class	309	113
Total	$ 8,488	$ 2,138

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 248	$ 592
Class T	289	675
Class C	155	337
Income Replacement 2034	22,542	34,804
Institutional Class	1,218	1,910
Total	$ 24,452	$ 38,318
From net realized gain
Class A	$ 99	$ 165
Class T	130	218
Class C	99	166
Income Replacement 2034	7,355	7,479
Institutional Class	428	436
Total	$ 8,111	$ 8,464
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 388	$ 811
Class T	2,822	4,274
Class C	932	1,320
Income Replacement 2036	15,066	12,138
Institutional Class	1,160	1,200
Total	$ 20,368	$ 19,743
From net realized gain
Class A	$ 116	$ 162
Class T	928	958
Class C	398	467
Income Replacement 2036	4,588	2,158
Institutional Class	299	204
Total	$ 6,329	$ 3,949
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 381	$ 1,542
Class T	338	689
Class C	607	569
Income Replacement 2038	28,468	40,695
Institutional Class	429	942
Total	$ 30,223	$ 44,437
From net realized gain
Class A	$ 135	$ 413
Class T	137	207
Class C	333	205
Income Replacement 2038	9,117	8,050
Institutional Class	139	209
Total	$ 9,861	$ 9,084
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 887	$ 1,022
Class T	1,296	1,586
Class C	687	487
Income Replacement 2040	18,445	18,680
Institutional Class	713	1,444
Total	$ 22,028	$ 23,219

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2040 Fund
From net realized gain
Class A	$ 360	$ 174
Class T	502	273
Class C	361	112
Income Replacement 2040	5,813	2,099
Institutional Class	227	189
Total	$ 7,263	$ 2,847
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 305	$ 1,305
Class T	349	687
Class C	257	442
Income Replacement 2042	48,080	54,565
Institutional Class	441	944
Total	$ 49,432	$ 57,943
From net realized gain
Class A	$ 108	$ 247
Class T	138	121
Class C	136	120
Income Replacement 2042	15,082	6,898
Institutional Class	140	122
Total	$ 15,604	$ 7,508

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	1,447	10,966	$ 70,361	$ 505,595
Reinvestment of distributions	574	904	27,889	41,700
Shares redeemed	(9,242)	(22,378)	(449,186)	(1,033,263)
Net increase (decrease)	(7,221)	(10,508)	$ (350,936)	$ (485,968)
Class T
Shares sold	-	6,546	$ -	$ 302,409
Reinvestment of distributions	152	199	7,395	9,206
Shares redeemed	(762)	(4,625)	(36,775)	(215,246)
Net increase (decrease)	(610)	2,120	$ (29,380)	$ 96,369
Class C
Shares sold	1,029	3,920	$ 50,000	$ 176,110
Reinvestment of distributions	201	252	9,798	11,639
Shares redeemed	(820)	(8,175)	(39,550)	(376,188)
Net increase (decrease)	410	(4,003)	$ 20,248	$ (188,439)
Income Replacement 2016
Shares sold	18,781	78,978	$ 909,318	$ 3,659,239
Reinvestment of distributions	1,069	721	52,164	33,372
Shares redeemed	(30,441)	(40,547)	(1,486,686)	(1,866,323)
Net increase (decrease)	(10,591)	39,152	$ (525,204)	$ 1,826,288

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2016 Fund
Institutional Class
Shares sold	777	751	$ 38,200	$ 34,781
Reinvestment of distributions	6	15	280	690
Shares redeemed	(257)	(975)	(12,270)	(44,681)
Net increase (decrease)	526	(209)	$ 26,210	$ (9,210)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,564	6,590	$ 72,093	$ 305,640
Reinvestment of distributions	177	248	8,571	11,354
Shares redeemed	(3,740)	(1,601)	(181,952)	(73,103)
Net increase (decrease)	(1,999)	5,237	$ (101,288)	$ 243,891
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	21	479	968
Shares redeemed	(63)	(1,030)	(3,015)	(46,978)
Net increase (decrease)	(53)	(1,009)	$ (2,536)	$ (46,010)
Class C
Shares sold	-	1,627	$ -	$ 75,000
Reinvestment of distributions	38	26	1,833	1,209
Shares redeemed	(260)	(373)	(12,426)	(17,000)
Net increase (decrease)	(222)	1,280	$ (10,593)	$ 59,209
Income Replacement 2018
Shares sold	16,142	11,957	$ 764,740	$ 541,219
Reinvestment of distributions	413	258	20,212	11,837
Shares redeemed	(12,586)	(13,199)	(602,010)	(594,109)
Net increase (decrease)	3,969	(984)	$ 182,942	$ (41,053)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	8	274	361
Shares redeemed	(47)	(100)	(2,250)	(4,500)
Net increase (decrease)	(41)	(92)	$ (1,976)	$ (4,139)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3	4,988	$ 134	$ 223,504
Reinvestment of distributions	148	166	7,184	7,568
Shares redeemed	(548)	(3,855)	(26,167)	(179,660)
Net increase (decrease)	(397)	1,299	$ (18,849)	$ 51,412
Class T
Shares sold	-	1,680	$ -	$ 80,000
Reinvestment of distributions	40	67	1,935	3,033
Shares redeemed	-	(2,893)	-	(131,000)
Net increase (decrease)	40	(1,146)	$ 1,935	$ (47,967)
Class C
Shares sold	-	1,102	$ -	$ 49,985
Reinvestment of distributions	52	67	2,514	3,032
Shares redeemed	(569)	-	(28,016)	-
Net increase (decrease)	(517)	1,169	$ (25,502)	$ 53,017
Income Replacement 2020
Shares sold	22,067	20,661	$ 1,076,822	$ 932,116
Reinvestment of distributions	339	202	16,582	9,173
Shares redeemed	(8,120)	(10,998)	(396,608)	(493,006)
Net increase (decrease)	14,286	9,865	$ 696,796	$ 448,283

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2020 Fund
Institutional Class
Shares sold	-	996	$ -	$ 45,000
Reinvestment of distributions	17	25	835	1,133
Shares redeemed	-	(2,202)	-	(99,518)
Net increase (decrease)	17	(1,181)	$ 835	$ (53,385)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	567	-	$ 27,240	$ -
Reinvestment of distributions	11	8	547	338
Shares redeemed	(31)	(2,006)	(1,444)	(84,777)
Net increase (decrease)	547	(1,998)	$ 26,343	$ (84,439)
Class T
Shares sold	-	1,105	$ -	$ 48,498
Reinvestment of distributions	13	31	614	1,374
Shares redeemed	(113)	(2,115)	(5,366)	(94,162)
Net increase (decrease)	(100)	(979)	$ (4,752)	$ (44,290)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	14	152	640
Shares redeemed	(212)	(699)	(9,959)	(31,230)
Net increase (decrease)	(209)	(685)	$ (9,807)	$ (30,590)
Income Replacement 2022
Shares sold	7,565	9,043	$ 364,469	$ 391,098
Reinvestment of distributions	265	462	12,940	20,398
Shares redeemed	(1,772)	(13,142)	(83,894)	(587,330)
Net increase (decrease)	6,058	(3,637)	$ 293,515	$ (175,834)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	72	166
Shares redeemed	(25)	(3,867)	(1,158)	(173,132)
Net increase (decrease)	(23)	(3,863)	$ (1,086)	$ (172,966)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	68	108	3,305	4,833
Shares redeemed	(598)	(1,295)	(28,922)	(57,768)
Net increase (decrease)	(530)	(1,187)	$ (25,617)	$ (52,935)
Class T
Shares sold	-	295	$ -	$ 13,015
Reinvestment of distributions	14	27	655	1,197
Shares redeemed	(261)	(804)	(12,189)	(35,887)
Net increase (decrease)	(247)	(482)	$ (11,534)	$ (21,675)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	19	912	835
Shares redeemed	(35)	(71)	(1,630)	(2,945)
Net increase (decrease)	(16)	(52)	$ (718)	$ (2,110)
Income Replacement 2024
Shares sold	1,730	9,741	$ 84,592	$ 422,106
Reinvestment of distributions	124	143	6,073	6,430
Shares redeemed	(723)	(5,344)	(34,320)	(239,126)
Net increase (decrease)	1,131	4,540	$ 56,345	$ 189,410

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2024 Fund
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	534	1,064
Shares redeemed	(177)	(580)	(8,334)	(25,832)
Net increase (decrease)	(166)	(556)	$ (7,800)	$ (24,768)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	26	584	1,147
Shares redeemed	(218)	(713)	(10,135)	(31,427)
Net increase (decrease)	(206)	(687)	$ (9,551)	$ (30,280)
Class T
Shares sold	145	2,332	$ 6,445	$ 103,846
Reinvestment of distributions	29	39	1,415	1,739
Shares redeemed	(149)	(1,146)	(6,598)	(50,896)
Net increase (decrease)	25	1,225	$ 1,262	$ 54,689
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	43	55	2,073	2,424
Shares redeemed	(105)	(653)	(4,952)	(29,483)
Net increase (decrease)	(62)	(598)	$ (2,879)	$ (27,059)
Income Replacement 2026
Shares sold	9,591	11,631	$ 464,049	$ 516,873
Reinvestment of distributions	156	139	7,505	6,162
Shares redeemed	(2,224)	(6,640)	(108,432)	(295,846)
Net increase (decrease)	7,523	5,130	$ 363,122	$ 227,189
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	519	1,055
Shares redeemed	(178)	(581)	(8,273)	(25,621)
Net increase (decrease)	(167)	(557)	$ (7,754)	$ (24,566)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,688	$ -	$ 71,316
Reinvestment of distributions	121	161	5,822	7,159
Shares redeemed	(227)	(672)	(10,731)	(29,955)
Net increase (decrease)	(106)	1,177	$ (4,909)	$ 48,520
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	46	1,174	2,069
Shares redeemed	(4,633)	(340)	(207,261)	(15,095)
Net increase (decrease)	(4,609)	(294)	$ (206,087)	$ (13,026)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	8	154	379
Shares redeemed	(50)	(965)	(2,212)	(42,703)
Net increase (decrease)	(47)	(957)	$ (2,058)	$ (42,324)
Income Replacement 2028
Shares sold	8,817	7,291	$ 431,917	$ 328,341
Reinvestment of distributions	774	860	37,731	38,493
Shares redeemed	(9,764)	(26,019)	(467,669)	(1,168,445)
Net increase (decrease)	(173)	(17,868)	$ 1,979	$ (801,611)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2028 Fund
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	24	530	1,048
Shares redeemed	(176)	(575)	(8,238)	(25,500)
Net increase (decrease)	(165)	(551)	$ (7,708)	$ (24,452)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	1,608	$ -	$ 70,708
Reinvestment of distributions	10	22	470	972
Shares redeemed	(343)	(1,510)	(15,896)	(65,796)
Net increase (decrease)	(333)	120	$ (15,426)	$ 5,884
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	14	131	632
Shares redeemed	(811)	(767)	(38,608)	(33,663)
Net increase (decrease)	(808)	(753)	$ (38,477)	$ (33,031)
Class C
Shares sold	519	-	$ 25,006	$ -
Reinvestment of distributions	49	47	2,355	2,094
Shares redeemed	(367)	(250)	(17,545)	(10,986)
Net increase (decrease)	201	(203)	$ 9,816	$ (8,892)
Income Replacement 2030
Shares sold	24,184	30,831	$ 1,154,235	$ 1,381,260
Reinvestment of distributions	376	68	18,252	3,035
Shares redeemed	(5,934)	(1,995)	(286,502)	(90,075)
Net increase (decrease)	18,626	28,904	$ 885,985	$ 1,294,220
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	22	506	982
Shares redeemed	(177)	(578)	(8,207)	(25,388)
Net increase (decrease)	(166)	(556)	$ (7,701)	$ (24,406)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	642	-	$ 31,087	$ -
Reinvestment of distributions	70	93	3,304	4,047
Shares redeemed	-	(107)	-	(4,502)
Net increase (decrease)	712	(14)	$ 34,391	$ (455)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	19	424	838
Shares redeemed	(175)	(575)	(8,035)	(24,937)
Net increase (decrease)	(166)	(556)	$ (7,611)	$ (24,099)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	283	502
Shares redeemed	(146)	(480)	(6,687)	(20,831)
Net increase (decrease)	(140)	(468)	$ (6,404)	$ (20,329)
Income Replacement 2032
Shares sold	6,614	20,546	$ 297,485	$ 869,619
Reinvestment of distributions	421	269	20,058	11,717
Shares redeemed	(397)	(21,297)	(18,331)	(886,611)
Net increase (decrease)	6,638	(482)	$ 299,212	$ (5,275)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2032 Fund
Institutional Class
Shares sold	550	565	$ 25,000	$ 25,000
Reinvestment of distributions	8	25	387	1,078
Shares redeemed	(1,493)	(582)	(71,539)	(25,236)
Net increase (decrease)	(935)	8	$ (46,152)	$ 842
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	17	347	757
Shares redeemed	(132)	(984)	(6,047)	(41,642)
Net increase (decrease)	(125)	(967)	$ (5,700)	$ (40,885)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	20	419	892
Shares redeemed	(174)	(569)	(7,975)	(24,737)
Net increase (decrease)	(165)	(549)	$ (7,556)	$ (23,845)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	12	254	503
Shares redeemed	(132)	(434)	(6,064)	(18,880)
Net increase (decrease)	(127)	(422)	$ (5,810)	$ (18,377)
Income Replacement 2034
Shares sold	5,686	5,032	$ 275,526	$ 225,749
Reinvestment of distributions	295	383	14,230	16,703
Shares redeemed	(5,678)	(8,062)	(274,219)	(352,058)
Net increase (decrease)	303	(2,647)	$ 15,537	$ (109,606)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	25	39	1,208	1,717
Shares redeemed	-	(586)	(21)	(25,063)
Net increase (decrease)	25	(547)	$ 1,187	$ (23,346)
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	128	$ -	$ 5,725
Reinvestment of distributions	11	23	504	973
Shares redeemed	(199)	(600)	(9,048)	(25,767)
Net increase (decrease)	(188)	(449)	$ (8,544)	$ (19,069)
Class T
Shares sold	12	82	$ 553	$ 3,536
Reinvestment of distributions	40	54	1,913	2,334
Shares redeemed	(150)	(756)	(6,897)	(33,710)
Net increase (decrease)	(98)	(620)	$ (4,431)	$ (27,840)
Class C
Shares sold	-	979	$ -	$ 39,435
Reinvestment of distributions	28	41	1,330	1,752
Shares redeemed	(188)	(1,217)	(8,716)	(52,088)
Net increase (decrease)	(160)	(197)	$ (7,386)	$ (10,901)
Income Replacement 2036
Shares sold	15,889	2,159	$ 750,000	$ 86,419
Reinvestment of distributions	239	99	11,414	4,266
Shares redeemed	(644)	(4,508)	(30,743)	(191,085)
Net increase (decrease)	15,484	(2,250)	$ 730,671	$ (100,400)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2036 Fund
Institutional Class
Shares sold	28	1,348	$ 1,283	$ 59,043
Reinvestment of distributions	31	33	1,459	1,403
Shares redeemed	(491)	(723)	(22,150)	(31,039)
Net increase (decrease)	(432)	658	$ (19,408)	$ 29,407
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	667	$ -	$ 28,000
Reinvestment of distributions	11	24	516	996
Shares redeemed	(37)	(2,898)	(1,526)	(123,534)
Net increase (decrease)	(26)	(2,207)	$ (1,010)	$ (94,538)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	21	475	896
Shares redeemed	(190)	(622)	(8,472)	(26,247)
Net increase (decrease)	(180)	(601)	$ (7,997)	$ (25,351)
Class C
Shares sold	-	1,458	$ -	$ 65,000
Reinvestment of distributions	20	18	940	774
Shares redeemed	(462)	(823)	(20,624)	(34,657)
Net increase (decrease)	(442)	653	$ (19,684)	$ 31,117
Income Replacement 2038
Shares sold	102	19,983	$ 4,637	$ 804,508
Reinvestment of distributions	496	594	23,240	25,218
Shares redeemed	(19,191)	(2,784)	(912,335)	(118,526)
Net increase (decrease)	(18,593)	17,793	$ (884,458)	$ 711,200
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	27	568	1,151
Shares redeemed	(192)	(628)	(8,693)	(26,515)
Net increase (decrease)	(180)	(601)	$ (8,125)	$ (25,364)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,226	-	$ 56,828	$ -
Reinvestment of distributions	20	21	957	909
Shares redeemed	(241)	(697)	(10,977)	(29,560)
Net increase (decrease)	1,005	(676)	$ 46,808	$ (28,651)
Class T
Shares sold	31	766	$ 1,384	$ 32,205
Reinvestment of distributions	38	44	1,798	1,859
Shares redeemed	(1)	(849)	(45)	(35,678)
Net increase (decrease)	68	(39)	$ 3,137	$ (1,614)
Class C
Shares sold	-	1,585	$ -	$ 67,225
Reinvestment of distributions	22	14	1,047	599
Shares redeemed	(502)	(765)	(22,474)	(32,264)
Net increase (decrease)	(480)	834	$ (21,427)	$ 35,560
Income Replacement 2040
Shares sold	12,026	51,547	$ 569,527	$ 2,203,936
Reinvestment of distributions	327	391	15,370	16,805
Shares redeemed	(5,911)	(32,503)	(276,118)	(1,366,427)
Net increase (decrease)	6,442	19,435	$ 308,779	$ 854,314

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Fidelity Income Replacement 2040 Fund
Institutional Class
Shares sold	-	857	$ -	$ 35,012
Reinvestment of distributions	20	39	940	1,633
Shares redeemed	(316)	(935)	(14,148)	(39,625)
Net increase (decrease)	(296)	(39)	$ (13,208)	$ (2,980)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	4	1,685	$ 169	$ 72,288
Reinvestment of distributions	9	36	413	1,552
Shares redeemed	(147)	(3,326)	(6,605)	(142,410)
Net increase (decrease)	(134)	(1,605)	$ (6,023)	$ (68,570)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	19	487	808
Shares redeemed	(189)	(621)	(8,485)	(26,230)
Net increase (decrease)	(179)	(602)	$ (7,998)	$ (25,422)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	13	393	562
Shares redeemed	(187)	(615)	(8,365)	(25,273)
Net increase (decrease)	(179)	(602)	$ (7,972)	$ (24,711)
Income Replacement 2042
Shares sold	20,501	45,150	$ 979,327	$ 1,897,966
Reinvestment of distributions	963	960	45,246	40,980
Shares redeemed	(4,882)	(3,141)	(225,966)	(134,772)
Net increase (decrease)	16,582	42,969	$ 798,607	$ 1,804,174
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	25	581	1,066
Shares redeemed	(192)	(627)	(8,607)	(26,500)
Net increase (decrease)	(180)	(602)	$ (8,026)	$ (25,434)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investments strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund	Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	15%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew each fund's Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each of Income Replacement 2016 Fund, Income Replacement 2020 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2034 Fund, Income Replacement 2036 Fund, and Income Replacement 2040 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Because each of Income Replacement 2018 Fund, Income Replacement 2022 Fund, Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2038 Fund, and Income Replacement 2042 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Institutional Class (Class I) and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2020

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2022

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2024

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2028

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2030

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2032

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2036

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2038

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2040

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

For each of Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2024 Fund, Income Replacement 2028 Fund, Income Replacement 2032 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund, the Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked equal to its competitive median for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For each of Income Replacement 2022 Fund, Income Replacement 2030 Fund, and Income Replacement 2034 Fund, the Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also causes expenses to vary from class to class.

For Income Replacement 2026 Fund, the Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-USAN-0311
1.848186.103

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	.62%
Actual		$ 1,000.00	$ 1,003.90	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16
Class T	.66%
Actual		$ 1,000.00	$ 1,005.00	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,006.10	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.48%
Actual		$ 1,000.00	$ 1,005.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2011	As of July 31, 2010
U.S. Government and U.S. Government Agency Obligations† 40.8%	U.S. Government and U.S. Government Agency Obligations† 39.0%
AAA 15.5%	AAA 16.5%
AA 14.3%	AA 9.5%
A 9.6%	A 6.0%
BBB 9.2%	BBB 7.9%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 1.1%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 9.2%	Short-Term Investments and Net Other Assets 20.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2011
6 months ago
Years	1.3	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	0.4	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Corporate Bonds 30.5%		Corporate Bonds 22.0%
	U.S. Government and U.S. Government Agency Obligations† 40.8%		U.S. Government and U.S. Government Agency Obligations† 39.0%
	Asset-Backed Securities 15.7%		Asset-Backed Securities 15.6%
	CMOs and Other Mortgage Related Securities 2.6%		CMOs and Other Mortgage Related Securities 2.5%
	Other Investments 1.2%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 9.2%		Short-Term Investments and Net Other Assets 20.1%
* Foreign investments	12.5%	** Foreign investments	10.3%
* Futures and Swaps	3.7%	** Futures and Swaps	3.8%
† Includes FDIC Guaranteed Corporate Securities

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,500,000	$ 1,544,858
5.875% 3/15/11	500,000	503,081
		2,047,939
Media - 0.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,071,289
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,007,311
		2,078,600
Specialty Retail - 0.4%
Staples, Inc. 7.75% 4/1/11	1,000,000	1,011,014
TOTAL CONSUMER DISCRETIONARY		5,137,553
CONSUMER STAPLES - 2.0%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.0328% 3/26/13 (e)	2,000,000	2,018,774
Diageo Finance BV 3.875% 4/1/11	1,000,000	1,005,489
SABMiller PLC 6.2% 7/1/11 (b)	2,000,000	2,044,154
		5,068,417
Food Products - 0.1%
Kraft Foods, Inc. 5.625% 11/1/11	258,000	267,119
TOTAL CONSUMER STAPLES		5,335,536
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Kinder Morgan Energy Partners LP 6.75% 3/15/11	1,000,000	1,006,697
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,006,279
Total Capital Canada Ltd. 0.6758% 1/17/14 (e)	2,000,000	1,997,074
		4,010,050
FINANCIALS - 18.1%
Capital Markets - 3.0%
Goldman Sachs Group, Inc. 0.7028% 10/7/11 (e)	1,000,000	1,002,468
HSBC Bank PLC 1.1031% 1/17/14 (b)(e)	2,000,000	1,997,094
JPMorgan Chase & Co. 1.1031% 1/24/14 (e)	2,000,000	2,002,334
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 1.9025% 1/24/14 (e)	$ 1,500,000	$ 1,506,504
UBS AG Stamford Branch 1.3044% 1/28/14 (e)	1,500,000	1,500,000
		8,008,400
Commercial Banks - 8.2%
ANZ Banking Group Ltd. 0.3024% 1/10/14 (b)(e)	1,000,000	998,549
Barclays Bank PLC 1.3431% 1/13/14 (e)	1,000,000	1,005,780
Commonwealth Bank of Australia 0.8538% 3/19/13 (b)(e)	1,500,000	1,503,086
Credit Agricole SA 0.6359% 2/2/12 (b)(e)	2,000,000	1,993,458
Credit Suisse New York Branch 1.2631% 1/14/14 (e)	1,000,000	1,004,625
Deutsche Bank New York Branch 0.9531% 1/18/13 (e)	2,000,000	2,002,710
Fifth Third Bank 0.3944% 5/17/13 (e)	1,000,000	973,357
ING Bank NV 1.6231% 10/18/13 (b)(e)	2,000,000	1,997,292
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	293,735
National Australia Bank Ltd. 0.7831% 1/8/13 (b)(e)	1,000,000	1,004,508
Santander US Debt SA Unipersonal 1.1028% 3/30/12 (b)(e)	800,000	791,291
Sovereign Bank 1.9969% 8/1/13 (e)	500,000	500,000
SunTrust Bank 6.375% 4/1/11	1,000,000	1,008,495
Svenska Handelsbanken AB 1.3016% 9/14/12 (b)(e)	2,000,000	2,006,376
U.S. Bank NA 0.5231% 10/26/12 (e)	2,000,000	2,005,518
Wachovia Corp. 0.4459% 3/1/12 (e)	2,000,000	2,001,122
Westpac Banking Corp. 0.8531% 4/8/13 (b)(e)	1,000,000	1,002,359
		22,092,261
Consumer Finance - 2.4%
American Express Credit Corp. 0.4213% 6/16/11 (e)	1,500,000	1,500,323
American Honda Finance Corp. 0.6539% 11/7/12 (b)(e)	2,000,000	1,998,244
Capital One Financial Corp. 5.7% 9/15/11	1,000,000	1,028,631
General Electric Capital Corp. 1.1528% 1/7/14 (e)	2,000,000	2,006,320
		6,533,518
Diversified Financial Services - 1.6%
BNP Paribas 1.2031% 1/10/14 (e)	1,000,000	1,000,280
BP Capital Markets PLC 1.55% 8/11/11	1,350,000	1,355,889
Citigroup, Inc. 1.7531% 1/13/14 (e)	2,000,000	2,002,848
		4,359,017
Insurance - 2.1%
Berkshire Hathaway Finance Corp. 0.6331% 1/10/14 (e)	2,000,000	2,001,158
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.0531% 1/10/14 (b)(e)	$ 1,000,000	$ 997,113
5.75% 7/25/11 (b)	1,500,000	1,535,089
Unum Group 7.625% 3/1/11	1,000,000	1,004,487
		5,537,847
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.7138% 1/30/14 (e)	2,000,000	2,005,244
TOTAL FINANCIALS		48,536,287
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc. 5.25% 3/15/11	1,000,000	1,005,207
Pharmaceuticals - 0.7%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,013,960
TOTAL HEALTH CARE		3,019,167
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	2,000,000	2,097,288
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	288,054
Office Electronics - 0.2%
Xerox Corp. 6.875% 8/15/11	500,000	514,983
TOTAL INFORMATION TECHNOLOGY		803,037
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom International Financial BV 5.375% 3/23/11	1,000,000	1,006,841
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,013,634
Telecom Italia Capital SA:
0.7669% 2/1/11 (e)	500,000	500,000
6.2% 7/18/11	1,000,000	1,022,413
		4,542,888
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
Verizon Wireless Capital LLC 3.75% 5/20/11	$ 1,683,000	$ 1,699,249
Vodafone Group PLC 0.5719% 2/27/12 (e)	2,000,000	2,002,854
		3,702,103
TOTAL TELECOMMUNICATION SERVICES		8,244,991
UTILITIES - 1.7%
Electric Utilities - 1.3%
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,010,086
Southern Co. 0.7031% 10/21/11 (e)	1,500,000	1,504,215
		3,514,301
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,009,744
TOTAL UTILITIES		4,524,045
TOTAL NONCONVERTIBLE BONDS (Cost $81,588,366)		81,707,954
U.S. Government and Government Agency Obligations - 34.1%

U.S. Government Agency Obligations - 15.4%
Fannie Mae 1% 4/4/12	35,000,000	35,243,455
Freddie Mac 1.625% 4/26/11	6,000,000	6,020,310
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		41,263,765
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	1,471,624	1,485,911
U.S. Treasury Obligations - 15.0%
U.S. Treasury Notes:
0.875% 5/31/11 (d)	20,000,000	20,044,540
1% 7/31/11	20,000,000	20,079,680
TOTAL U.S. TREASURY OBLIGATIONS		40,124,220
Other Government Related - 3.2%
Bank of America Corp. 0.6044% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,507,170
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	694,031
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	$ 470,000	$ 471,381
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (c)	870,000	871,509
Goldman Sachs Group, Inc.:
0.5356% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,005,106
1.7% 3/15/11 (FDIC Guaranteed) (c)	1,000,000	1,001,797
JPMorgan Chase & Co. 0.3644% 2/23/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,000,188
TOTAL OTHER GOVERNMENT RELATED		8,551,182
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $91,327,297)		91,425,078
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.1%
2.556% 12/1/34 (e)	654,315	688,896
2.557% 6/1/35 (e)	441,981	461,673
2.634% 6/1/35 (e)	1,142,533	1,200,809
2.635% 11/1/34 (e)	601,818	628,398
2.636% 7/1/33 (e)	171,201	179,158
2.639% 7/1/35 (e)	935,198	982,612
2.645% 8/1/33 (e)	144,832	150,937
2.652% 7/1/34 (e)	541,637	568,551
2.71% 11/1/34 (e)	650,215	685,906
2.73% 10/1/35 (e)	1,253,170	1,315,414
2.811% 2/1/34 (e)	348,430	361,031
3.768% 10/1/39 (e)	945,270	988,326
TOTAL FANNIE MAE		8,211,711
Freddie Mac - 0.4%
2.663% 6/1/35 (e)	994,888	1,043,575
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,036,428)		9,255,286
Asset-Backed Securities - 15.7%
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 1.01% 3/25/34 (e)	$ 7,153	$ 7,051
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	584,873	585,531
Series 2009-B Class A2, 1.21% 6/15/12 (b)	1,033,161	1,034,643
Series 2010-4 Class A2, 0.71% 2/15/13	1,000,000	999,456
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0113% 1/15/15 (b)(e)	700,000	712,996
Series 2011-1 Class A1, 1.13% 1/15/16 (e)	500,000	500,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.3006% 10/6/13 (e)	1,006,479	1,000,948
Series 2010-3 Class A2, 0.77% 12/9/13	1,000,000	999,986
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,000,000	998,405
Series 2011-1 Class A2, 0.84% 9/10/12	1,000,000	1,000,000
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	771,732	779,829
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,001,579
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	509,857	513,732
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	2,000,652
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	495,731	510,504
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,514,357
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	644,965	645,303
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3313% 12/15/14 (e)	1,600,000	1,597,460
Series 2005-A6 Class A6, 0.3312% 7/15/14 (e)	1,730,000	1,726,689
Series 2006-A4 Class A4, 0.2813% 10/15/13 (e)	1,000,000	999,022
Series 2007-A17 Class A, 5.12% 10/15/14	480,000	514,421
Series 2008-9 Class A, 4.26% 5/15/13	100,000	101,077
Series 2009-A2 Class A2, 1.8112% 4/15/14 (e)	2,500,000	2,538,758
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	785,423
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,551
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (b)	153,233	153,333
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	202,780
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	249,661	250,357
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (e)	$ 80,751	$ 64,403
Class AB3, 0.6842% 5/28/35 (e)	32,052	23,445
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (b)	514,208	514,601
Series 2010-B Class A2, 0.68% 10/15/12 (b)	2,000,000	1,999,679
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	98,013	99,094
Series 2009-E Class A2, 1% 3/15/12	710,615	710,840
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,500,818
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5113% 6/15/13 (e)	1,000,000	997,624
Series 2010-1 Class A, 1.9113% 12/15/14 (b)(e)	490,000	498,600
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	238,340
Fremont Home Loan Trust Series 2005-A Class M4, 0.94% 1/25/35 (e)	125,000	39,378
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,011,245
GSAMP Trust Series 2007-HE1 Class M1, 0.51% 3/25/47 (e)	335,000	18,726
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.34% 5/25/30 (b)(e)	367,417	187,383
Home Equity Asset Trust Series 2003-5 Class A2, 0.96% 12/25/33 (e)	10,566	7,370
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A2, 1.11% 2/15/12	461,755	462,008
Class A3, 2.03% 8/15/13	130,000	131,349
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	999,934
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	219,718	219,745
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	526,045	526,277
Class A3, 1.67% 1/15/14	180,000	181,753
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.73% 8/25/35 (e)	21,560	19,469
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6% 8/25/34 (e)	65,756	54,147
Nissan Auto Lease Trust:
Series 2009-B:
Class A2, 1.22% 9/15/11	199,996	200,049
Class A3, 2.07% 1/15/15	270,000	271,508
Series 2010-B Class A2, 0.9% 5/15/13	1,000,000	1,000,499
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6606% 3/20/11 (a)(b)(e)	$ 965,000	$ 0
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.71% 9/25/34 (e)	435,000	109,707
Series 2004-WWF1 Class M4, 1.36% 12/25/34 (e)	945,000	288,415
Series 2005-WCH1 Class M3, 0.82% 1/25/36 (e)	425,000	298,230
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.06% 4/25/33 (e)	1,451	1,275
Santander Drive Auto Receivables Trust Series 2010-3 Class A2, 0.93% 6/17/13	500,000	499,952
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.12% 9/25/34 (e)	21,802	16,862
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	950,000	955,696
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	773,166	780,289
Series 2010-A Class A2, 0.77% 1/22/13	1,000,000	1,000,467
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4106% 3/20/14 (e)	1,000,000	1,008,669
TOTAL ASSET-BACKED SECURITIES (Cost $44,735,042)		42,111,689
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 1.6%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3831% 10/18/54 (b)(e)	641,030	638,445
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3644% 11/20/56 (b)(e)	445,554	438,966
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.59% 12/25/34 (e)	272,553	241,488
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3831% 7/15/40 (e)	1,100,000	1,097,226
Series 2007-2A Class 3A1, 0.3831% 7/15/21 (e)	840,000	835,049
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (e)	360,000	355,427
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (e)	1,000,000	579,190
TOTAL PRIVATE SPONSOR		4,185,791
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 3.2%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.76% 9/25/23 (e)	$ 91,503	$ 91,562
Series 2010-86 Class FE, 0.71% 8/25/25 (e)	785,675	786,653
sequential payer Series 2003-129 Class GF, 0.66% 4/25/30 (e)	1,259,179	1,262,148
Freddie Mac Multi-Class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4913% 2/15/19 (e)	2,913,070	2,911,602
sequential payer:
Series 3560 Class LA, 2% 8/15/14	1,725,235	1,746,394
Series 3573 Class LC, 1.85% 8/15/14	1,787,687	1,807,227
TOTAL U.S. GOVERNMENT AGENCY		8,605,586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,238,553)		12,791,377
Commercial Mortgage Securities - 1.0%

COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4806% 2/5/19 (b)(e)	800,000	788,621
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,248,009	1,257,997
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	153,236
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	130,000	132,259
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.462% 7/15/19 (b)(e)	247,826	128,870
Series 2007-XLFA Class B, 0.392% 10/15/20 (b)(e)	440,000	330,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,280,029)		2,790,983
Municipal Securities - 0.5%
	Principal Amount	Value
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 3/1/11 (e)(f)	$ 300,000	$ 299,988
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	500,285
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	500,460
TOTAL MUNICIPAL SECURITIES (Cost $1,300,000)		1,300,733
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4344% 11/19/12 (e) (Cost $2,000,000)	2,000,000	2,001,400
Bank Notes - 0.7%

National City Bank, Cleveland 0.3959% 3/1/13 (e) (Cost $1,972,968)	2,000,000	1,983,578
Certificates of Deposit - 0.8%

Bank of Tokyo-Mitsubishi yankee 0.54% 2/3/11 (Cost $2,000,000)	2,000,000	2,000,045
Cash Equivalents - 8.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $22,045,000)	$ 22,045,142	22,045,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $272,523,683)		269,413,123
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,508,682)
NET ASSETS - 100%		$ 267,904,441
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	March 2011	$ 9,991,375	$ 10,350
10 Eurodollar 90 Day Index Contracts	June 2011	9,989,375	4,225
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,987,000	(651)
TOTAL EURODOLLAR CONTRACTS			$ 13,924
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,364,805 or 11.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,551,182 or 3.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $35,078.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$22,045,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,037,236
Bank of America NA	6,757,241
Barclays Capital, Inc.	527,909
Citigroup Global Markets, Inc.	610,099
Credit Agricole Securities (USA), Inc.	844,655
Deutsche Bank Securities, Inc.	633,491
HSBC Securities (USA), Inc.	2,533,965
J.P. Morgan Securities, Inc.	844,655
Merrill Lynch Government Securities, Inc.	760,189
Merrill Lynch, Pierce, Fenner & Smith, Inc.	843,902
Mizuho Securities USA, Inc.	3,800,947
Societe Generale, New York Branch	1,689,310
Wells Fargo Securities LLC	1,161,401
$ 22,045,000
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 81,707,954	$ -	$ 81,707,954	$ -
U.S. Government and Government Agency Obligations	91,425,078	-	91,425,078	-
U.S. Government Agency - Mortgage Securities	9,255,286	-	9,255,286	-
Asset-Backed Securities	42,111,689	-	41,586,350	525,339
Collateralized Mortgage Obligations	12,791,377	-	12,791,377	-
Commercial Mortgage Securities	2,790,983	-	2,662,113	128,870
Municipal Securities	1,300,733	-	1,300,733	-
Foreign Government and Government Agency Obligations	2,001,400	-	2,001,400	-
Bank Notes	1,983,578	-	1,983,578	-
Certificates of Deposit	2,000,045	-	2,000,045	-
Cash Equivalents	22,045,000	-	22,045,000	-
Total Investments in Securities:	$ 269,413,123	$ -	$ 268,758,914	$ 654,209
Derivative Instruments:
Assets
Futures Contracts	$ 14,575	$ 14,575	$ -	$ -
Liabilities
Futures Contracts	$ (651)	$ (651)	$ -	$ -
Total Derivative Instruments:	$ 13,924	$ 13,924	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,566,340)
Total Unrealized Gain (Loss)	1,805,751
Cost of Purchases	2,324
Proceeds of Sales	(408,257)
Amortization/Accretion	(11,302)
Transfers in to Level 3	248,791
Transfers out of Level 3	-
Ending Balance	$ 654,209
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 146,949

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 14,575	$ (651)
Total Value of Derivatives	$ 14,575	$ (651)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	4.5%
Netherlands	1.9%
Australia	1.8%
Canada	1.5%
France	1.1%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $121,849,643 of which $1,917,431, $518,690, $12,186,304, $97,397,499 and $9,829,719 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $3,569,895 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,045,000) - See accompanying schedule: Unaffiliated issuers (cost $272,523,683)		$ 269,413,123
Cash		2,344
Receivable for investments sold		677,916
Receivable for fund shares sold		407,388
Interest receivable		795,288
Other receivables		3
Total assets		271,296,062

Liabilities
Payable for investments purchased	$ 2,999,957
Payable for fund shares redeemed	286,079
Distributions payable	1,489
Accrued management fee	70,390
Distribution and service plan fees payable	2,215
Payable for daily variation on futures contracts	625
Other affiliated payables	30,866
Total liabilities		3,391,621

Net Assets		$ 267,904,441
Net Assets consist of:
Paid in capital		$ 397,953,801
Distributions in excess of net investment income		(233,045)
Accumulated undistributed net realized gain (loss) on investments		(126,719,678)
Net unrealized appreciation (depreciation) on investments		(3,096,637)
Net Assets		$ 267,904,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,344,499 ÷ 1,632,418 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Class T: Net Asset Value and redemption price per share ($4,208,138 ÷ 514,742 shares)	$ 8.18

Maximum offering price per share (100/98.50 of $8.18)	$ 8.30
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($249,219,578 ÷ 30,483,269 shares)	$ 8.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,132,226 ÷ 138,496 shares)	$ 8.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 970,530

Expenses
Management fee	$ 414,427
Transfer agent fees	135,188
Distribution and service plan fees	15,743
Fund wide operations fee	44,130
Independent trustees' compensation	501
Miscellaneous	477
Total expenses before reductions	610,466
Expense reductions	(74)	610,392
Net investment income		360,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,297,501)
Futures contracts	13,056
Total net realized gain (loss)		(1,284,445)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,201,141
Futures contracts	(1,771)
Total change in net unrealized appreciation (depreciation)		2,199,370
Net gain (loss)		914,925
Net increase (decrease) in net assets resulting from operations		$ 1,275,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 360,138	$ 1,890,067
Net realized gain (loss)	(1,284,445)	(8,164,438)
Change in net unrealized appreciation (depreciation)	2,199,370	9,508,825
Net increase (decrease) in net assets resulting from operations	1,275,063	3,234,454
Distributions to shareholders from net investment income	(604,929)	(1,887,049)
Share transactions - net increase (decrease)	3,293,749	33,525,237
Redemption fees	5,946	9,556
Total increase (decrease) in net assets	3,969,829	34,882,198

Net Assets
Beginning of period	263,934,612	229,052,414
End of period (including distributions in excess of net investment income of $233,045 and undistributed net investment income of $11,746, respectively)	$ 267,904,441	$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income E	.005	.047	.091	.384	.493	.400
Net realized and unrealized gain (loss)	.027	.040	(.167)	(1.612)	(.198)	(.009)
Total from investment operations	.032	.087	(.076)	(1.228)	.295	.391
Distributions from net investment income	(.012)	(.047)	(.071)	(.294)	(.495)	(.401)
Tax return of capital	-	-	(.003)	(.039)	-	-
Total distributions	(.012)	(.047)	(.074)	(.333)	(.495)	(.401)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.17	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return B,C,D	.39%	1.08%	(.92)%	(12.71)%	2.97%	3.97%
Ratios to Average Net Assets F
Expenses before reductions	.62% A	.64%	.68%	.67%	.66%	.70%
Expenses net of fee waivers, if any	.62% A	.64%	.68%	.67%	.66%	.70%
Expenses net of all reductions	.62% A	.64%	.67%	.66%	.66%	.70%
Net investment income	.11% A	.58%	1.13%	4.26%	4.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,344	$ 18,129	$ 8,033	$ 6,268	$ 13,735	$ 4,553
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income E	.003	.044	.090	.377	.491	.404
Net realized and unrealized gain (loss)	.038	.040	(.168)	(1.607)	(.199)	(.011)
Total from investment operations	.041	.084	(.078)	(1.230)	.292	.393
Distributions from net investment income	(.011)	(.044)	(.069)	(.292)	(.492)	(.403)
Tax return of capital	-	-	(.003)	(.039)	-	-
Total distributions	(.011)	(.044)	(.072)	(.331)	(.492)	(.403)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return B,C,D	.50%	1.03%	(.94)%	(12.72)%	2.95%	4.00%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.68%	.69%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.66% A	.68%	.69%	.69%	.69%	.68%
Expenses net of all reductions	.66% A	.68%	.69%	.69%	.69%	.68%
Net investment income	.08% A	.54%	1.11%	4.23%	4.93%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,208	$ 5,334	$ 3,114	$ 2,910	$ 4,818	$ 4,624
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income D	.012	.063	.111	.404	.516	.427
Net realized and unrealized gain (loss)	.037	.040	(.169)	(1.603)	(.210)	(.011)
Total from investment operations	.049	.103	(.058)	(1.199)	.306	.416
Distributions from net investment income	(.019)	(.063)	(.088)	(.310)	(.516)	(.426)
Tax return of capital	-	-	(.004)	(.042)	-	-
Total distributions	(.019)	(.063)	(.092)	(.352)	(.516)	(.426)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return B,C	.61%	1.27%	(.70)%	(12.42)%	3.09%	4.23%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.44%	.45%	.45%	.45%
Net investment income	.29% A	.77%	1.36%	4.47%	5.17%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,220	$ 239,266	$ 217,282	$ 315,401	$ 974,602	$ 850,329
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income D	.010	.057	.102	.416	.510	.420
Net realized and unrealized gain (loss)	.038	.040	(.168)	(1.619)	(.206)	(.008)
Total from investment operations	.048	.097	(.066)	(1.203)	.304	.412
Distributions from net investment income	(.018)	(.057)	(.081)	(.306)	(.514)	(.422)
Tax return of capital	-	-	(.003)	(.042)	-	-
Total distributions	(.018)	(.057)	(.084)	(.348)	(.514)	(.422)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return B,C	.59%	1.20%	(.80)%	(12.46)%	3.06%	4.19%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.52%	.58%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48% A	.52%	.55%	.48%	.48%	.49%
Expenses net of all reductions	.48% A	.52%	.54%	.48%	.48%	.49%
Net investment income	.25% A	.70%	1.26%	4.44%	5.14%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,132	$ 1,206	$ 623	$ 594	$ 8,312	$ 1,987
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 602,393
Gross unrealized depreciation	(3,677,239)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,074,846)

Tax cost	$ 272,487,969

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $13,056 and a change in net unrealized appreciation (depreciation) of $(1,771) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $72,320,730 and $54,784,503, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,188	$ 1,101
Class T	0%	.15%	3,555	-
			$ 15,743	$ 1,101

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,152
Class T	197
$ 4,349

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,441.13
Class T	3,843.16
Ultra-Short Bond	120,034.10
Institutional Class	870.14
	$ 135,188

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $477 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $74.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 26,485	$ 70,804
Class T	6,774	19,435
Ultra-Short Bond	568,894	1,791,150
Institutional Class	2,776	5,660
Total	$ 604,929	$ 1,887,049

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	512,483	1,996,126	$ 4,183,693	$ 16,257,557
Reinvestment of distributions	2,369	6,739	19,343	54,896
Shares redeemed	(1,105,851)	(770,234)	(9,032,924)	(6,273,379)
Net increase (decrease)	(590,999)	1,232,631	$ (4,829,888)	$ 10,039,074
Class T
Shares sold	37,318	590,657	$ 304,769	$ 4,813,729
Reinvestment of distributions	738	2,161	6,027	17,605
Shares redeemed	(177,433)	(322,791)	(1,449,408)	(2,628,531)
Net increase (decrease)	(139,377)	270,027	$ (1,138,612)	$ 2,202,803

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Ultra-Short Bond
Shares sold	5,520,778	9,420,448	$ 45,102,197	$ 76,695,898
Reinvestment of distributions	67,305	211,789	549,679	1,725,137
Shares redeemed	(4,446,034)	(7,087,084)	(36,312,399)	(57,716,904)
Net increase (decrease)	1,142,049	2,545,153	$ 9,339,477	$ 20,704,131
Institutional Class
Shares sold	46,527	142,602	$ 380,060	$ 1,161,563
Reinvestment of distributions	239	362	1,954	2,947
Shares redeemed	(56,207)	(71,879)	(459,242)	(585,281)
Net increase (decrease)	(9,441)	71,085	$ (77,228)	$ 579,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in 2008 and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, and the retail class ranked below its competitive median for 2009 and the total expenses of Institutional Class ranked above its competitive median for 2009. The Board noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales load structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked equal to its median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ULB-USAN-0311
1.789738.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Class A and Class T

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	.62%
Actual		$ 1,000.00	$ 1,003.90	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16
Class T	.66%
Actual		$ 1,000.00	$ 1,005.00	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,006.10	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.48%
Actual		$ 1,000.00	$ 1,005.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2011	As of July 31, 2010
U.S. Government and U.S. Government Agency Obligations† 40.8%	U.S. Government and U.S. Government Agency Obligations† 39.0%
AAA 15.5%	AAA 16.5%
AA 14.3%	AA 9.5%
A 9.6%	A 6.0%
BBB 9.2%	BBB 7.9%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 1.1%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 9.2%	Short-Term Investments and Net Other Assets 20.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2011
6 months ago
Years	1.3	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	0.4	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Corporate Bonds 30.5%		Corporate Bonds 22.0%
	U.S. Government and U.S. Government Agency Obligations† 40.8%		U.S. Government and U.S. Government Agency Obligations† 39.0%
	Asset-Backed Securities 15.7%		Asset-Backed Securities 15.6%
	CMOs and Other Mortgage Related Securities 2.6%		CMOs and Other Mortgage Related Securities 2.5%
	Other Investments 1.2%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 9.2%		Short-Term Investments and Net Other Assets 20.1%
* Foreign investments	12.5%	** Foreign investments	10.3%
* Futures and Swaps	3.7%	** Futures and Swaps	3.8%
† Includes FDIC Guaranteed Corporate Securities

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,500,000	$ 1,544,858
5.875% 3/15/11	500,000	503,081
		2,047,939
Media - 0.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,071,289
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,007,311
		2,078,600
Specialty Retail - 0.4%
Staples, Inc. 7.75% 4/1/11	1,000,000	1,011,014
TOTAL CONSUMER DISCRETIONARY		5,137,553
CONSUMER STAPLES - 2.0%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.0328% 3/26/13 (e)	2,000,000	2,018,774
Diageo Finance BV 3.875% 4/1/11	1,000,000	1,005,489
SABMiller PLC 6.2% 7/1/11 (b)	2,000,000	2,044,154
		5,068,417
Food Products - 0.1%
Kraft Foods, Inc. 5.625% 11/1/11	258,000	267,119
TOTAL CONSUMER STAPLES		5,335,536
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Kinder Morgan Energy Partners LP 6.75% 3/15/11	1,000,000	1,006,697
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,006,279
Total Capital Canada Ltd. 0.6758% 1/17/14 (e)	2,000,000	1,997,074
		4,010,050
FINANCIALS - 18.1%
Capital Markets - 3.0%
Goldman Sachs Group, Inc. 0.7028% 10/7/11 (e)	1,000,000	1,002,468
HSBC Bank PLC 1.1031% 1/17/14 (b)(e)	2,000,000	1,997,094
JPMorgan Chase & Co. 1.1031% 1/24/14 (e)	2,000,000	2,002,334
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 1.9025% 1/24/14 (e)	$ 1,500,000	$ 1,506,504
UBS AG Stamford Branch 1.3044% 1/28/14 (e)	1,500,000	1,500,000
		8,008,400
Commercial Banks - 8.2%
ANZ Banking Group Ltd. 0.3024% 1/10/14 (b)(e)	1,000,000	998,549
Barclays Bank PLC 1.3431% 1/13/14 (e)	1,000,000	1,005,780
Commonwealth Bank of Australia 0.8538% 3/19/13 (b)(e)	1,500,000	1,503,086
Credit Agricole SA 0.6359% 2/2/12 (b)(e)	2,000,000	1,993,458
Credit Suisse New York Branch 1.2631% 1/14/14 (e)	1,000,000	1,004,625
Deutsche Bank New York Branch 0.9531% 1/18/13 (e)	2,000,000	2,002,710
Fifth Third Bank 0.3944% 5/17/13 (e)	1,000,000	973,357
ING Bank NV 1.6231% 10/18/13 (b)(e)	2,000,000	1,997,292
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	293,735
National Australia Bank Ltd. 0.7831% 1/8/13 (b)(e)	1,000,000	1,004,508
Santander US Debt SA Unipersonal 1.1028% 3/30/12 (b)(e)	800,000	791,291
Sovereign Bank 1.9969% 8/1/13 (e)	500,000	500,000
SunTrust Bank 6.375% 4/1/11	1,000,000	1,008,495
Svenska Handelsbanken AB 1.3016% 9/14/12 (b)(e)	2,000,000	2,006,376
U.S. Bank NA 0.5231% 10/26/12 (e)	2,000,000	2,005,518
Wachovia Corp. 0.4459% 3/1/12 (e)	2,000,000	2,001,122
Westpac Banking Corp. 0.8531% 4/8/13 (b)(e)	1,000,000	1,002,359
		22,092,261
Consumer Finance - 2.4%
American Express Credit Corp. 0.4213% 6/16/11 (e)	1,500,000	1,500,323
American Honda Finance Corp. 0.6539% 11/7/12 (b)(e)	2,000,000	1,998,244
Capital One Financial Corp. 5.7% 9/15/11	1,000,000	1,028,631
General Electric Capital Corp. 1.1528% 1/7/14 (e)	2,000,000	2,006,320
		6,533,518
Diversified Financial Services - 1.6%
BNP Paribas 1.2031% 1/10/14 (e)	1,000,000	1,000,280
BP Capital Markets PLC 1.55% 8/11/11	1,350,000	1,355,889
Citigroup, Inc. 1.7531% 1/13/14 (e)	2,000,000	2,002,848
		4,359,017
Insurance - 2.1%
Berkshire Hathaway Finance Corp. 0.6331% 1/10/14 (e)	2,000,000	2,001,158
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.0531% 1/10/14 (b)(e)	$ 1,000,000	$ 997,113
5.75% 7/25/11 (b)	1,500,000	1,535,089
Unum Group 7.625% 3/1/11	1,000,000	1,004,487
		5,537,847
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.7138% 1/30/14 (e)	2,000,000	2,005,244
TOTAL FINANCIALS		48,536,287
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc. 5.25% 3/15/11	1,000,000	1,005,207
Pharmaceuticals - 0.7%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,013,960
TOTAL HEALTH CARE		3,019,167
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	2,000,000	2,097,288
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	288,054
Office Electronics - 0.2%
Xerox Corp. 6.875% 8/15/11	500,000	514,983
TOTAL INFORMATION TECHNOLOGY		803,037
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom International Financial BV 5.375% 3/23/11	1,000,000	1,006,841
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,013,634
Telecom Italia Capital SA:
0.7669% 2/1/11 (e)	500,000	500,000
6.2% 7/18/11	1,000,000	1,022,413
		4,542,888
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
Verizon Wireless Capital LLC 3.75% 5/20/11	$ 1,683,000	$ 1,699,249
Vodafone Group PLC 0.5719% 2/27/12 (e)	2,000,000	2,002,854
		3,702,103
TOTAL TELECOMMUNICATION SERVICES		8,244,991
UTILITIES - 1.7%
Electric Utilities - 1.3%
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,010,086
Southern Co. 0.7031% 10/21/11 (e)	1,500,000	1,504,215
		3,514,301
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,009,744
TOTAL UTILITIES		4,524,045
TOTAL NONCONVERTIBLE BONDS (Cost $81,588,366)		81,707,954
U.S. Government and Government Agency Obligations - 34.1%

U.S. Government Agency Obligations - 15.4%
Fannie Mae 1% 4/4/12	35,000,000	35,243,455
Freddie Mac 1.625% 4/26/11	6,000,000	6,020,310
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		41,263,765
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	1,471,624	1,485,911
U.S. Treasury Obligations - 15.0%
U.S. Treasury Notes:
0.875% 5/31/11 (d)	20,000,000	20,044,540
1% 7/31/11	20,000,000	20,079,680
TOTAL U.S. TREASURY OBLIGATIONS		40,124,220
Other Government Related - 3.2%
Bank of America Corp. 0.6044% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,507,170
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	694,031
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	$ 470,000	$ 471,381
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (c)	870,000	871,509
Goldman Sachs Group, Inc.:
0.5356% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,005,106
1.7% 3/15/11 (FDIC Guaranteed) (c)	1,000,000	1,001,797
JPMorgan Chase & Co. 0.3644% 2/23/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,000,188
TOTAL OTHER GOVERNMENT RELATED		8,551,182
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $91,327,297)		91,425,078
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.1%
2.556% 12/1/34 (e)	654,315	688,896
2.557% 6/1/35 (e)	441,981	461,673
2.634% 6/1/35 (e)	1,142,533	1,200,809
2.635% 11/1/34 (e)	601,818	628,398
2.636% 7/1/33 (e)	171,201	179,158
2.639% 7/1/35 (e)	935,198	982,612
2.645% 8/1/33 (e)	144,832	150,937
2.652% 7/1/34 (e)	541,637	568,551
2.71% 11/1/34 (e)	650,215	685,906
2.73% 10/1/35 (e)	1,253,170	1,315,414
2.811% 2/1/34 (e)	348,430	361,031
3.768% 10/1/39 (e)	945,270	988,326
TOTAL FANNIE MAE		8,211,711
Freddie Mac - 0.4%
2.663% 6/1/35 (e)	994,888	1,043,575
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,036,428)		9,255,286
Asset-Backed Securities - 15.7%
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 1.01% 3/25/34 (e)	$ 7,153	$ 7,051
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	584,873	585,531
Series 2009-B Class A2, 1.21% 6/15/12 (b)	1,033,161	1,034,643
Series 2010-4 Class A2, 0.71% 2/15/13	1,000,000	999,456
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0113% 1/15/15 (b)(e)	700,000	712,996
Series 2011-1 Class A1, 1.13% 1/15/16 (e)	500,000	500,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.3006% 10/6/13 (e)	1,006,479	1,000,948
Series 2010-3 Class A2, 0.77% 12/9/13	1,000,000	999,986
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,000,000	998,405
Series 2011-1 Class A2, 0.84% 9/10/12	1,000,000	1,000,000
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	771,732	779,829
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,001,579
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	509,857	513,732
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	2,000,652
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	495,731	510,504
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,514,357
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	644,965	645,303
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3313% 12/15/14 (e)	1,600,000	1,597,460
Series 2005-A6 Class A6, 0.3312% 7/15/14 (e)	1,730,000	1,726,689
Series 2006-A4 Class A4, 0.2813% 10/15/13 (e)	1,000,000	999,022
Series 2007-A17 Class A, 5.12% 10/15/14	480,000	514,421
Series 2008-9 Class A, 4.26% 5/15/13	100,000	101,077
Series 2009-A2 Class A2, 1.8112% 4/15/14 (e)	2,500,000	2,538,758
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	785,423
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,551
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (b)	153,233	153,333
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	202,780
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	249,661	250,357
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (e)	$ 80,751	$ 64,403
Class AB3, 0.6842% 5/28/35 (e)	32,052	23,445
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (b)	514,208	514,601
Series 2010-B Class A2, 0.68% 10/15/12 (b)	2,000,000	1,999,679
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	98,013	99,094
Series 2009-E Class A2, 1% 3/15/12	710,615	710,840
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,500,818
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5113% 6/15/13 (e)	1,000,000	997,624
Series 2010-1 Class A, 1.9113% 12/15/14 (b)(e)	490,000	498,600
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	238,340
Fremont Home Loan Trust Series 2005-A Class M4, 0.94% 1/25/35 (e)	125,000	39,378
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,011,245
GSAMP Trust Series 2007-HE1 Class M1, 0.51% 3/25/47 (e)	335,000	18,726
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.34% 5/25/30 (b)(e)	367,417	187,383
Home Equity Asset Trust Series 2003-5 Class A2, 0.96% 12/25/33 (e)	10,566	7,370
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A2, 1.11% 2/15/12	461,755	462,008
Class A3, 2.03% 8/15/13	130,000	131,349
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	999,934
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	219,718	219,745
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	526,045	526,277
Class A3, 1.67% 1/15/14	180,000	181,753
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.73% 8/25/35 (e)	21,560	19,469
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6% 8/25/34 (e)	65,756	54,147
Nissan Auto Lease Trust:
Series 2009-B:
Class A2, 1.22% 9/15/11	199,996	200,049
Class A3, 2.07% 1/15/15	270,000	271,508
Series 2010-B Class A2, 0.9% 5/15/13	1,000,000	1,000,499
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6606% 3/20/11 (a)(b)(e)	$ 965,000	$ 0
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.71% 9/25/34 (e)	435,000	109,707
Series 2004-WWF1 Class M4, 1.36% 12/25/34 (e)	945,000	288,415
Series 2005-WCH1 Class M3, 0.82% 1/25/36 (e)	425,000	298,230
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.06% 4/25/33 (e)	1,451	1,275
Santander Drive Auto Receivables Trust Series 2010-3 Class A2, 0.93% 6/17/13	500,000	499,952
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.12% 9/25/34 (e)	21,802	16,862
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	950,000	955,696
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	773,166	780,289
Series 2010-A Class A2, 0.77% 1/22/13	1,000,000	1,000,467
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4106% 3/20/14 (e)	1,000,000	1,008,669
TOTAL ASSET-BACKED SECURITIES (Cost $44,735,042)		42,111,689
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 1.6%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3831% 10/18/54 (b)(e)	641,030	638,445
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3644% 11/20/56 (b)(e)	445,554	438,966
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.59% 12/25/34 (e)	272,553	241,488
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3831% 7/15/40 (e)	1,100,000	1,097,226
Series 2007-2A Class 3A1, 0.3831% 7/15/21 (e)	840,000	835,049
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (e)	360,000	355,427
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (e)	1,000,000	579,190
TOTAL PRIVATE SPONSOR		4,185,791
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 3.2%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.76% 9/25/23 (e)	$ 91,503	$ 91,562
Series 2010-86 Class FE, 0.71% 8/25/25 (e)	785,675	786,653
sequential payer Series 2003-129 Class GF, 0.66% 4/25/30 (e)	1,259,179	1,262,148
Freddie Mac Multi-Class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4913% 2/15/19 (e)	2,913,070	2,911,602
sequential payer:
Series 3560 Class LA, 2% 8/15/14	1,725,235	1,746,394
Series 3573 Class LC, 1.85% 8/15/14	1,787,687	1,807,227
TOTAL U.S. GOVERNMENT AGENCY		8,605,586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,238,553)		12,791,377
Commercial Mortgage Securities - 1.0%

COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4806% 2/5/19 (b)(e)	800,000	788,621
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,248,009	1,257,997
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	153,236
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	130,000	132,259
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.462% 7/15/19 (b)(e)	247,826	128,870
Series 2007-XLFA Class B, 0.392% 10/15/20 (b)(e)	440,000	330,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,280,029)		2,790,983
Municipal Securities - 0.5%
	Principal Amount	Value
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 3/1/11 (e)(f)	$ 300,000	$ 299,988
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	500,285
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	500,460
TOTAL MUNICIPAL SECURITIES (Cost $1,300,000)		1,300,733
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4344% 11/19/12 (e) (Cost $2,000,000)	2,000,000	2,001,400
Bank Notes - 0.7%

National City Bank, Cleveland 0.3959% 3/1/13 (e) (Cost $1,972,968)	2,000,000	1,983,578
Certificates of Deposit - 0.8%

Bank of Tokyo-Mitsubishi yankee 0.54% 2/3/11 (Cost $2,000,000)	2,000,000	2,000,045
Cash Equivalents - 8.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $22,045,000)	$ 22,045,142	22,045,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $272,523,683)		269,413,123
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,508,682)
NET ASSETS - 100%		$ 267,904,441
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	March 2011	$ 9,991,375	$ 10,350
10 Eurodollar 90 Day Index Contracts	June 2011	9,989,375	4,225
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,987,000	(651)
TOTAL EURODOLLAR CONTRACTS			$ 13,924
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,364,805 or 11.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,551,182 or 3.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $35,078.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$22,045,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,037,236
Bank of America NA	6,757,241
Barclays Capital, Inc.	527,909
Citigroup Global Markets, Inc.	610,099
Credit Agricole Securities (USA), Inc.	844,655
Deutsche Bank Securities, Inc.	633,491
HSBC Securities (USA), Inc.	2,533,965
J.P. Morgan Securities, Inc.	844,655
Merrill Lynch Government Securities, Inc.	760,189
Merrill Lynch, Pierce, Fenner & Smith, Inc.	843,902
Mizuho Securities USA, Inc.	3,800,947
Societe Generale, New York Branch	1,689,310
Wells Fargo Securities LLC	1,161,401
$ 22,045,000
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 81,707,954	$ -	$ 81,707,954	$ -
U.S. Government and Government Agency Obligations	91,425,078	-	91,425,078	-
U.S. Government Agency - Mortgage Securities	9,255,286	-	9,255,286	-
Asset-Backed Securities	42,111,689	-	41,586,350	525,339
Collateralized Mortgage Obligations	12,791,377	-	12,791,377	-
Commercial Mortgage Securities	2,790,983	-	2,662,113	128,870
Municipal Securities	1,300,733	-	1,300,733	-
Foreign Government and Government Agency Obligations	2,001,400	-	2,001,400	-
Bank Notes	1,983,578	-	1,983,578	-
Certificates of Deposit	2,000,045	-	2,000,045	-
Cash Equivalents	22,045,000	-	22,045,000	-
Total Investments in Securities:	$ 269,413,123	$ -	$ 268,758,914	$ 654,209
Derivative Instruments:
Assets
Futures Contracts	$ 14,575	$ 14,575	$ -	$ -
Liabilities
Futures Contracts	$ (651)	$ (651)	$ -	$ -
Total Derivative Instruments:	$ 13,924	$ 13,924	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,566,340)
Total Unrealized Gain (Loss)	1,805,751
Cost of Purchases	2,324
Proceeds of Sales	(408,257)
Amortization/Accretion	(11,302)
Transfers in to Level 3	248,791
Transfers out of Level 3	-
Ending Balance	$ 654,209
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 146,949

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 14,575	$ (651)
Total Value of Derivatives	$ 14,575	$ (651)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	4.5%
Netherlands	1.9%
Australia	1.8%
Canada	1.5%
France	1.1%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $121,849,643 of which $1,917,431, $518,690, $12,186,304, $97,397,499 and $9,829,719 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $3,569,895 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,045,000) - See accompanying schedule: Unaffiliated issuers (cost $272,523,683)		$ 269,413,123
Cash		2,344
Receivable for investments sold		677,916
Receivable for fund shares sold		407,388
Interest receivable		795,288
Other receivables		3
Total assets		271,296,062

Liabilities
Payable for investments purchased	$ 2,999,957
Payable for fund shares redeemed	286,079
Distributions payable	1,489
Accrued management fee	70,390
Distribution and service plan fees payable	2,215
Payable for daily variation on futures contracts	625
Other affiliated payables	30,866
Total liabilities		3,391,621

Net Assets		$ 267,904,441
Net Assets consist of:
Paid in capital		$ 397,953,801
Distributions in excess of net investment income		(233,045)
Accumulated undistributed net realized gain (loss) on investments		(126,719,678)
Net unrealized appreciation (depreciation) on investments		(3,096,637)
Net Assets		$ 267,904,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,344,499 ÷ 1,632,418 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Class T: Net Asset Value and redemption price per share ($4,208,138 ÷ 514,742 shares)	$ 8.18

Maximum offering price per share (100/98.50 of $8.18)	$ 8.30
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($249,219,578 ÷ 30,483,269 shares)	$ 8.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,132,226 ÷ 138,496 shares)	$ 8.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 970,530

Expenses
Management fee	$ 414,427
Transfer agent fees	135,188
Distribution and service plan fees	15,743
Fund wide operations fee	44,130
Independent trustees' compensation	501
Miscellaneous	477
Total expenses before reductions	610,466
Expense reductions	(74)	610,392
Net investment income		360,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,297,501)
Futures contracts	13,056
Total net realized gain (loss)		(1,284,445)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,201,141
Futures contracts	(1,771)
Total change in net unrealized appreciation (depreciation)		2,199,370
Net gain (loss)		914,925
Net increase (decrease) in net assets resulting from operations		$ 1,275,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 360,138	$ 1,890,067
Net realized gain (loss)	(1,284,445)	(8,164,438)
Change in net unrealized appreciation (depreciation)	2,199,370	9,508,825
Net increase (decrease) in net assets resulting from operations	1,275,063	3,234,454
Distributions to shareholders from net investment income	(604,929)	(1,887,049)
Share transactions - net increase (decrease)	3,293,749	33,525,237
Redemption fees	5,946	9,556
Total increase (decrease) in net assets	3,969,829	34,882,198

Net Assets
Beginning of period	263,934,612	229,052,414
End of period (including distributions in excess of net investment income of $233,045 and undistributed net investment income of $11,746, respectively)	$ 267,904,441	$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income E	.005	.047	.091	.384	.493	.400
Net realized and unrealized gain (loss)	.027	.040	(.167)	(1.612)	(.198)	(.009)
Total from investment operations	.032	.087	(.076)	(1.228)	.295	.391
Distributions from net investment income	(.012)	(.047)	(.071)	(.294)	(.495)	(.401)
Tax return of capital	-	-	(.003)	(.039)	-	-
Total distributions	(.012)	(.047)	(.074)	(.333)	(.495)	(.401)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.17	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return B,C,D	.39%	1.08%	(.92)%	(12.71)%	2.97%	3.97%
Ratios to Average Net Assets F
Expenses before reductions	.62% A	.64%	.68%	.67%	.66%	.70%
Expenses net of fee waivers, if any	.62% A	.64%	.68%	.67%	.66%	.70%
Expenses net of all reductions	.62% A	.64%	.67%	.66%	.66%	.70%
Net investment income	.11% A	.58%	1.13%	4.26%	4.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,344	$ 18,129	$ 8,033	$ 6,268	$ 13,735	$ 4,553
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income E	.003	.044	.090	.377	.491	.404
Net realized and unrealized gain (loss)	.038	.040	(.168)	(1.607)	(.199)	(.011)
Total from investment operations	.041	.084	(.078)	(1.230)	.292	.393
Distributions from net investment income	(.011)	(.044)	(.069)	(.292)	(.492)	(.403)
Tax return of capital	-	-	(.003)	(.039)	-	-
Total distributions	(.011)	(.044)	(.072)	(.331)	(.492)	(.403)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return B,C,D	.50%	1.03%	(.94)%	(12.72)%	2.95%	4.00%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.68%	.69%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.66% A	.68%	.69%	.69%	.69%	.68%
Expenses net of all reductions	.66% A	.68%	.69%	.69%	.69%	.68%
Net investment income	.08% A	.54%	1.11%	4.23%	4.93%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,208	$ 5,334	$ 3,114	$ 2,910	$ 4,818	$ 4,624
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income D	.012	.063	.111	.404	.516	.427
Net realized and unrealized gain (loss)	.037	.040	(.169)	(1.603)	(.210)	(.011)
Total from investment operations	.049	.103	(.058)	(1.199)	.306	.416
Distributions from net investment income	(.019)	(.063)	(.088)	(.310)	(.516)	(.426)
Tax return of capital	-	-	(.004)	(.042)	-	-
Total distributions	(.019)	(.063)	(.092)	(.352)	(.516)	(.426)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return B,C	.61%	1.27%	(.70)%	(12.42)%	3.09%	4.23%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.44%	.45%	.45%	.45%
Net investment income	.29% A	.77%	1.36%	4.47%	5.17%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,220	$ 239,266	$ 217,282	$ 315,401	$ 974,602	$ 850,329
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income D	.010	.057	.102	.416	.510	.420
Net realized and unrealized gain (loss)	.038	.040	(.168)	(1.619)	(.206)	(.008)
Total from investment operations	.048	.097	(.066)	(1.203)	.304	.412
Distributions from net investment income	(.018)	(.057)	(.081)	(.306)	(.514)	(.422)
Tax return of capital	-	-	(.003)	(.042)	-	-
Total distributions	(.018)	(.057)	(.084)	(.348)	(.514)	(.422)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return B,C	.59%	1.20%	(.80)%	(12.46)%	3.06%	4.19%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.52%	.58%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48% A	.52%	.55%	.48%	.48%	.49%
Expenses net of all reductions	.48% A	.52%	.54%	.48%	.48%	.49%
Net investment income	.25% A	.70%	1.26%	4.44%	5.14%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,132	$ 1,206	$ 623	$ 594	$ 8,312	$ 1,987
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 602,393
Gross unrealized depreciation	(3,677,239)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,074,846)

Tax cost	$ 272,487,969

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $13,056 and a change in net unrealized appreciation (depreciation) of $(1,771) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $72,320,730 and $54,784,503, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,188	$ 1,101
Class T	0%	.15%	3,555	-
			$ 15,743	$ 1,101

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,152
Class T	197
$ 4,349

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,441.13
Class T	3,843.16
Ultra-Short Bond	120,034.10
Institutional Class	870.14
	$ 135,188

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $477 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $74.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 26,485	$ 70,804
Class T	6,774	19,435
Ultra-Short Bond	568,894	1,791,150
Institutional Class	2,776	5,660
Total	$ 604,929	$ 1,887,049

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	512,483	1,996,126	$ 4,183,693	$ 16,257,557
Reinvestment of distributions	2,369	6,739	19,343	54,896
Shares redeemed	(1,105,851)	(770,234)	(9,032,924)	(6,273,379)
Net increase (decrease)	(590,999)	1,232,631	$ (4,829,888)	$ 10,039,074
Class T
Shares sold	37,318	590,657	$ 304,769	$ 4,813,729
Reinvestment of distributions	738	2,161	6,027	17,605
Shares redeemed	(177,433)	(322,791)	(1,449,408)	(2,628,531)
Net increase (decrease)	(139,377)	270,027	$ (1,138,612)	$ 2,202,803

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Ultra-Short Bond
Shares sold	5,520,778	9,420,448	$ 45,102,197	$ 76,695,898
Reinvestment of distributions	67,305	211,789	549,679	1,725,137
Shares redeemed	(4,446,034)	(7,087,084)	(36,312,399)	(57,716,904)
Net increase (decrease)	1,142,049	2,545,153	$ 9,339,477	$ 20,704,131
Institutional Class
Shares sold	46,527	142,602	$ 380,060	$ 1,161,563
Reinvestment of distributions	239	362	1,954	2,947
Shares redeemed	(56,207)	(71,879)	(459,242)	(585,281)
Net increase (decrease)	(9,441)	71,085	$ (77,228)	$ 579,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in 2008 and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, and the retail class ranked below its competitive median for 2009 and the total expenses of Institutional Class ranked above its competitive median for 2009. The Board noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales load structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked equal to its median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-USAN-0311
1.804590.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Institutional Class

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	.62%
Actual		$ 1,000.00	$ 1,003.90	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16
Class T	.66%
Actual		$ 1,000.00	$ 1,005.00	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,006.10	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.48%
Actual		$ 1,000.00	$ 1,005.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2011	As of July 31, 2010
U.S. Government and U.S. Government Agency Obligations† 40.8%	U.S. Government and U.S. Government Agency Obligations† 39.0%
AAA 15.5%	AAA 16.5%
AA 14.3%	AA 9.5%
A 9.6%	A 6.0%
BBB 9.2%	BBB 7.9%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 1.1%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 9.2%	Short-Term Investments and Net Other Assets 20.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2011
6 months ago
Years	1.3	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	0.4	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Corporate Bonds 30.5%		Corporate Bonds 22.0%
	U.S. Government and U.S. Government Agency Obligations† 40.8%		U.S. Government and U.S. Government Agency Obligations† 39.0%
	Asset-Backed Securities 15.7%		Asset-Backed Securities 15.6%
	CMOs and Other Mortgage Related Securities 2.6%		CMOs and Other Mortgage Related Securities 2.5%
	Other Investments 1.2%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 9.2%		Short-Term Investments and Net Other Assets 20.1%
* Foreign investments	12.5%	** Foreign investments	10.3%
* Futures and Swaps	3.7%	** Futures and Swaps	3.8%
† Includes FDIC Guaranteed Corporate Securities

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,500,000	$ 1,544,858
5.875% 3/15/11	500,000	503,081
		2,047,939
Media - 0.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,071,289
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,007,311
		2,078,600
Specialty Retail - 0.4%
Staples, Inc. 7.75% 4/1/11	1,000,000	1,011,014
TOTAL CONSUMER DISCRETIONARY		5,137,553
CONSUMER STAPLES - 2.0%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.0328% 3/26/13 (e)	2,000,000	2,018,774
Diageo Finance BV 3.875% 4/1/11	1,000,000	1,005,489
SABMiller PLC 6.2% 7/1/11 (b)	2,000,000	2,044,154
		5,068,417
Food Products - 0.1%
Kraft Foods, Inc. 5.625% 11/1/11	258,000	267,119
TOTAL CONSUMER STAPLES		5,335,536
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Kinder Morgan Energy Partners LP 6.75% 3/15/11	1,000,000	1,006,697
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,006,279
Total Capital Canada Ltd. 0.6758% 1/17/14 (e)	2,000,000	1,997,074
		4,010,050
FINANCIALS - 18.1%
Capital Markets - 3.0%
Goldman Sachs Group, Inc. 0.7028% 10/7/11 (e)	1,000,000	1,002,468
HSBC Bank PLC 1.1031% 1/17/14 (b)(e)	2,000,000	1,997,094
JPMorgan Chase & Co. 1.1031% 1/24/14 (e)	2,000,000	2,002,334
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 1.9025% 1/24/14 (e)	$ 1,500,000	$ 1,506,504
UBS AG Stamford Branch 1.3044% 1/28/14 (e)	1,500,000	1,500,000
		8,008,400
Commercial Banks - 8.2%
ANZ Banking Group Ltd. 0.3024% 1/10/14 (b)(e)	1,000,000	998,549
Barclays Bank PLC 1.3431% 1/13/14 (e)	1,000,000	1,005,780
Commonwealth Bank of Australia 0.8538% 3/19/13 (b)(e)	1,500,000	1,503,086
Credit Agricole SA 0.6359% 2/2/12 (b)(e)	2,000,000	1,993,458
Credit Suisse New York Branch 1.2631% 1/14/14 (e)	1,000,000	1,004,625
Deutsche Bank New York Branch 0.9531% 1/18/13 (e)	2,000,000	2,002,710
Fifth Third Bank 0.3944% 5/17/13 (e)	1,000,000	973,357
ING Bank NV 1.6231% 10/18/13 (b)(e)	2,000,000	1,997,292
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	293,735
National Australia Bank Ltd. 0.7831% 1/8/13 (b)(e)	1,000,000	1,004,508
Santander US Debt SA Unipersonal 1.1028% 3/30/12 (b)(e)	800,000	791,291
Sovereign Bank 1.9969% 8/1/13 (e)	500,000	500,000
SunTrust Bank 6.375% 4/1/11	1,000,000	1,008,495
Svenska Handelsbanken AB 1.3016% 9/14/12 (b)(e)	2,000,000	2,006,376
U.S. Bank NA 0.5231% 10/26/12 (e)	2,000,000	2,005,518
Wachovia Corp. 0.4459% 3/1/12 (e)	2,000,000	2,001,122
Westpac Banking Corp. 0.8531% 4/8/13 (b)(e)	1,000,000	1,002,359
		22,092,261
Consumer Finance - 2.4%
American Express Credit Corp. 0.4213% 6/16/11 (e)	1,500,000	1,500,323
American Honda Finance Corp. 0.6539% 11/7/12 (b)(e)	2,000,000	1,998,244
Capital One Financial Corp. 5.7% 9/15/11	1,000,000	1,028,631
General Electric Capital Corp. 1.1528% 1/7/14 (e)	2,000,000	2,006,320
		6,533,518
Diversified Financial Services - 1.6%
BNP Paribas 1.2031% 1/10/14 (e)	1,000,000	1,000,280
BP Capital Markets PLC 1.55% 8/11/11	1,350,000	1,355,889
Citigroup, Inc. 1.7531% 1/13/14 (e)	2,000,000	2,002,848
		4,359,017
Insurance - 2.1%
Berkshire Hathaway Finance Corp. 0.6331% 1/10/14 (e)	2,000,000	2,001,158
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.0531% 1/10/14 (b)(e)	$ 1,000,000	$ 997,113
5.75% 7/25/11 (b)	1,500,000	1,535,089
Unum Group 7.625% 3/1/11	1,000,000	1,004,487
		5,537,847
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.7138% 1/30/14 (e)	2,000,000	2,005,244
TOTAL FINANCIALS		48,536,287
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc. 5.25% 3/15/11	1,000,000	1,005,207
Pharmaceuticals - 0.7%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,013,960
TOTAL HEALTH CARE		3,019,167
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	2,000,000	2,097,288
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	288,054
Office Electronics - 0.2%
Xerox Corp. 6.875% 8/15/11	500,000	514,983
TOTAL INFORMATION TECHNOLOGY		803,037
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom International Financial BV 5.375% 3/23/11	1,000,000	1,006,841
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,013,634
Telecom Italia Capital SA:
0.7669% 2/1/11 (e)	500,000	500,000
6.2% 7/18/11	1,000,000	1,022,413
		4,542,888
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
Verizon Wireless Capital LLC 3.75% 5/20/11	$ 1,683,000	$ 1,699,249
Vodafone Group PLC 0.5719% 2/27/12 (e)	2,000,000	2,002,854
		3,702,103
TOTAL TELECOMMUNICATION SERVICES		8,244,991
UTILITIES - 1.7%
Electric Utilities - 1.3%
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,010,086
Southern Co. 0.7031% 10/21/11 (e)	1,500,000	1,504,215
		3,514,301
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,009,744
TOTAL UTILITIES		4,524,045
TOTAL NONCONVERTIBLE BONDS (Cost $81,588,366)		81,707,954
U.S. Government and Government Agency Obligations - 34.1%

U.S. Government Agency Obligations - 15.4%
Fannie Mae 1% 4/4/12	35,000,000	35,243,455
Freddie Mac 1.625% 4/26/11	6,000,000	6,020,310
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		41,263,765
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	1,471,624	1,485,911
U.S. Treasury Obligations - 15.0%
U.S. Treasury Notes:
0.875% 5/31/11 (d)	20,000,000	20,044,540
1% 7/31/11	20,000,000	20,079,680
TOTAL U.S. TREASURY OBLIGATIONS		40,124,220
Other Government Related - 3.2%
Bank of America Corp. 0.6044% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,507,170
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	694,031
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	$ 470,000	$ 471,381
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (c)	870,000	871,509
Goldman Sachs Group, Inc.:
0.5356% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,005,106
1.7% 3/15/11 (FDIC Guaranteed) (c)	1,000,000	1,001,797
JPMorgan Chase & Co. 0.3644% 2/23/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,000,188
TOTAL OTHER GOVERNMENT RELATED		8,551,182
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $91,327,297)		91,425,078
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.1%
2.556% 12/1/34 (e)	654,315	688,896
2.557% 6/1/35 (e)	441,981	461,673
2.634% 6/1/35 (e)	1,142,533	1,200,809
2.635% 11/1/34 (e)	601,818	628,398
2.636% 7/1/33 (e)	171,201	179,158
2.639% 7/1/35 (e)	935,198	982,612
2.645% 8/1/33 (e)	144,832	150,937
2.652% 7/1/34 (e)	541,637	568,551
2.71% 11/1/34 (e)	650,215	685,906
2.73% 10/1/35 (e)	1,253,170	1,315,414
2.811% 2/1/34 (e)	348,430	361,031
3.768% 10/1/39 (e)	945,270	988,326
TOTAL FANNIE MAE		8,211,711
Freddie Mac - 0.4%
2.663% 6/1/35 (e)	994,888	1,043,575
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,036,428)		9,255,286
Asset-Backed Securities - 15.7%
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 1.01% 3/25/34 (e)	$ 7,153	$ 7,051
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	584,873	585,531
Series 2009-B Class A2, 1.21% 6/15/12 (b)	1,033,161	1,034,643
Series 2010-4 Class A2, 0.71% 2/15/13	1,000,000	999,456
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0113% 1/15/15 (b)(e)	700,000	712,996
Series 2011-1 Class A1, 1.13% 1/15/16 (e)	500,000	500,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.3006% 10/6/13 (e)	1,006,479	1,000,948
Series 2010-3 Class A2, 0.77% 12/9/13	1,000,000	999,986
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,000,000	998,405
Series 2011-1 Class A2, 0.84% 9/10/12	1,000,000	1,000,000
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	771,732	779,829
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,001,579
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	509,857	513,732
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	2,000,652
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	495,731	510,504
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,514,357
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	644,965	645,303
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3313% 12/15/14 (e)	1,600,000	1,597,460
Series 2005-A6 Class A6, 0.3312% 7/15/14 (e)	1,730,000	1,726,689
Series 2006-A4 Class A4, 0.2813% 10/15/13 (e)	1,000,000	999,022
Series 2007-A17 Class A, 5.12% 10/15/14	480,000	514,421
Series 2008-9 Class A, 4.26% 5/15/13	100,000	101,077
Series 2009-A2 Class A2, 1.8112% 4/15/14 (e)	2,500,000	2,538,758
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	785,423
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,551
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (b)	153,233	153,333
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	202,780
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	249,661	250,357
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (e)	$ 80,751	$ 64,403
Class AB3, 0.6842% 5/28/35 (e)	32,052	23,445
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (b)	514,208	514,601
Series 2010-B Class A2, 0.68% 10/15/12 (b)	2,000,000	1,999,679
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	98,013	99,094
Series 2009-E Class A2, 1% 3/15/12	710,615	710,840
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,500,818
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5113% 6/15/13 (e)	1,000,000	997,624
Series 2010-1 Class A, 1.9113% 12/15/14 (b)(e)	490,000	498,600
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	238,340
Fremont Home Loan Trust Series 2005-A Class M4, 0.94% 1/25/35 (e)	125,000	39,378
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,011,245
GSAMP Trust Series 2007-HE1 Class M1, 0.51% 3/25/47 (e)	335,000	18,726
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.34% 5/25/30 (b)(e)	367,417	187,383
Home Equity Asset Trust Series 2003-5 Class A2, 0.96% 12/25/33 (e)	10,566	7,370
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A2, 1.11% 2/15/12	461,755	462,008
Class A3, 2.03% 8/15/13	130,000	131,349
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	999,934
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	219,718	219,745
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	526,045	526,277
Class A3, 1.67% 1/15/14	180,000	181,753
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.73% 8/25/35 (e)	21,560	19,469
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6% 8/25/34 (e)	65,756	54,147
Nissan Auto Lease Trust:
Series 2009-B:
Class A2, 1.22% 9/15/11	199,996	200,049
Class A3, 2.07% 1/15/15	270,000	271,508
Series 2010-B Class A2, 0.9% 5/15/13	1,000,000	1,000,499
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6606% 3/20/11 (a)(b)(e)	$ 965,000	$ 0
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.71% 9/25/34 (e)	435,000	109,707
Series 2004-WWF1 Class M4, 1.36% 12/25/34 (e)	945,000	288,415
Series 2005-WCH1 Class M3, 0.82% 1/25/36 (e)	425,000	298,230
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.06% 4/25/33 (e)	1,451	1,275
Santander Drive Auto Receivables Trust Series 2010-3 Class A2, 0.93% 6/17/13	500,000	499,952
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.12% 9/25/34 (e)	21,802	16,862
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	950,000	955,696
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	773,166	780,289
Series 2010-A Class A2, 0.77% 1/22/13	1,000,000	1,000,467
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4106% 3/20/14 (e)	1,000,000	1,008,669
TOTAL ASSET-BACKED SECURITIES (Cost $44,735,042)		42,111,689
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 1.6%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3831% 10/18/54 (b)(e)	641,030	638,445
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3644% 11/20/56 (b)(e)	445,554	438,966
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.59% 12/25/34 (e)	272,553	241,488
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3831% 7/15/40 (e)	1,100,000	1,097,226
Series 2007-2A Class 3A1, 0.3831% 7/15/21 (e)	840,000	835,049
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (e)	360,000	355,427
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (e)	1,000,000	579,190
TOTAL PRIVATE SPONSOR		4,185,791
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 3.2%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.76% 9/25/23 (e)	$ 91,503	$ 91,562
Series 2010-86 Class FE, 0.71% 8/25/25 (e)	785,675	786,653
sequential payer Series 2003-129 Class GF, 0.66% 4/25/30 (e)	1,259,179	1,262,148
Freddie Mac Multi-Class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4913% 2/15/19 (e)	2,913,070	2,911,602
sequential payer:
Series 3560 Class LA, 2% 8/15/14	1,725,235	1,746,394
Series 3573 Class LC, 1.85% 8/15/14	1,787,687	1,807,227
TOTAL U.S. GOVERNMENT AGENCY		8,605,586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,238,553)		12,791,377
Commercial Mortgage Securities - 1.0%

COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4806% 2/5/19 (b)(e)	800,000	788,621
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,248,009	1,257,997
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	153,236
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	130,000	132,259
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.462% 7/15/19 (b)(e)	247,826	128,870
Series 2007-XLFA Class B, 0.392% 10/15/20 (b)(e)	440,000	330,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,280,029)		2,790,983
Municipal Securities - 0.5%
	Principal Amount	Value
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 3/1/11 (e)(f)	$ 300,000	$ 299,988
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	500,285
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	500,460
TOTAL MUNICIPAL SECURITIES (Cost $1,300,000)		1,300,733
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4344% 11/19/12 (e) (Cost $2,000,000)	2,000,000	2,001,400
Bank Notes - 0.7%

National City Bank, Cleveland 0.3959% 3/1/13 (e) (Cost $1,972,968)	2,000,000	1,983,578
Certificates of Deposit - 0.8%

Bank of Tokyo-Mitsubishi yankee 0.54% 2/3/11 (Cost $2,000,000)	2,000,000	2,000,045
Cash Equivalents - 8.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $22,045,000)	$ 22,045,142	22,045,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $272,523,683)		269,413,123
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,508,682)
NET ASSETS - 100%		$ 267,904,441
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	March 2011	$ 9,991,375	$ 10,350
10 Eurodollar 90 Day Index Contracts	June 2011	9,989,375	4,225
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,987,000	(651)
TOTAL EURODOLLAR CONTRACTS			$ 13,924
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,364,805 or 11.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,551,182 or 3.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $35,078.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$22,045,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,037,236
Bank of America NA	6,757,241
Barclays Capital, Inc.	527,909
Citigroup Global Markets, Inc.	610,099
Credit Agricole Securities (USA), Inc.	844,655
Deutsche Bank Securities, Inc.	633,491
HSBC Securities (USA), Inc.	2,533,965
J.P. Morgan Securities, Inc.	844,655
Merrill Lynch Government Securities, Inc.	760,189
Merrill Lynch, Pierce, Fenner & Smith, Inc.	843,902
Mizuho Securities USA, Inc.	3,800,947
Societe Generale, New York Branch	1,689,310
Wells Fargo Securities LLC	1,161,401
$ 22,045,000
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 81,707,954	$ -	$ 81,707,954	$ -
U.S. Government and Government Agency Obligations	91,425,078	-	91,425,078	-
U.S. Government Agency - Mortgage Securities	9,255,286	-	9,255,286	-
Asset-Backed Securities	42,111,689	-	41,586,350	525,339
Collateralized Mortgage Obligations	12,791,377	-	12,791,377	-
Commercial Mortgage Securities	2,790,983	-	2,662,113	128,870
Municipal Securities	1,300,733	-	1,300,733	-
Foreign Government and Government Agency Obligations	2,001,400	-	2,001,400	-
Bank Notes	1,983,578	-	1,983,578	-
Certificates of Deposit	2,000,045	-	2,000,045	-
Cash Equivalents	22,045,000	-	22,045,000	-
Total Investments in Securities:	$ 269,413,123	$ -	$ 268,758,914	$ 654,209
Derivative Instruments:
Assets
Futures Contracts	$ 14,575	$ 14,575	$ -	$ -
Liabilities
Futures Contracts	$ (651)	$ (651)	$ -	$ -
Total Derivative Instruments:	$ 13,924	$ 13,924	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,566,340)
Total Unrealized Gain (Loss)	1,805,751
Cost of Purchases	2,324
Proceeds of Sales	(408,257)
Amortization/Accretion	(11,302)
Transfers in to Level 3	248,791
Transfers out of Level 3	-
Ending Balance	$ 654,209
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 146,949

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 14,575	$ (651)
Total Value of Derivatives	$ 14,575	$ (651)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	4.5%
Netherlands	1.9%
Australia	1.8%
Canada	1.5%
France	1.1%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $121,849,643 of which $1,917,431, $518,690, $12,186,304, $97,397,499 and $9,829,719 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $3,569,895 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,045,000) - See accompanying schedule: Unaffiliated issuers (cost $272,523,683)		$ 269,413,123
Cash		2,344
Receivable for investments sold		677,916
Receivable for fund shares sold		407,388
Interest receivable		795,288
Other receivables		3
Total assets		271,296,062

Liabilities
Payable for investments purchased	$ 2,999,957
Payable for fund shares redeemed	286,079
Distributions payable	1,489
Accrued management fee	70,390
Distribution and service plan fees payable	2,215
Payable for daily variation on futures contracts	625
Other affiliated payables	30,866
Total liabilities		3,391,621

Net Assets		$ 267,904,441
Net Assets consist of:
Paid in capital		$ 397,953,801
Distributions in excess of net investment income		(233,045)
Accumulated undistributed net realized gain (loss) on investments		(126,719,678)
Net unrealized appreciation (depreciation) on investments		(3,096,637)
Net Assets		$ 267,904,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,344,499 ÷ 1,632,418 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Class T: Net Asset Value and redemption price per share ($4,208,138 ÷ 514,742 shares)	$ 8.18

Maximum offering price per share (100/98.50 of $8.18)	$ 8.30
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($249,219,578 ÷ 30,483,269 shares)	$ 8.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,132,226 ÷ 138,496 shares)	$ 8.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 970,530

Expenses
Management fee	$ 414,427
Transfer agent fees	135,188
Distribution and service plan fees	15,743
Fund wide operations fee	44,130
Independent trustees' compensation	501
Miscellaneous	477
Total expenses before reductions	610,466
Expense reductions	(74)	610,392
Net investment income		360,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,297,501)
Futures contracts	13,056
Total net realized gain (loss)		(1,284,445)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,201,141
Futures contracts	(1,771)
Total change in net unrealized appreciation (depreciation)		2,199,370
Net gain (loss)		914,925
Net increase (decrease) in net assets resulting from operations		$ 1,275,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 360,138	$ 1,890,067
Net realized gain (loss)	(1,284,445)	(8,164,438)
Change in net unrealized appreciation (depreciation)	2,199,370	9,508,825
Net increase (decrease) in net assets resulting from operations	1,275,063	3,234,454
Distributions to shareholders from net investment income	(604,929)	(1,887,049)
Share transactions - net increase (decrease)	3,293,749	33,525,237
Redemption fees	5,946	9,556
Total increase (decrease) in net assets	3,969,829	34,882,198

Net Assets
Beginning of period	263,934,612	229,052,414
End of period (including distributions in excess of net investment income of $233,045 and undistributed net investment income of $11,746, respectively)	$ 267,904,441	$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income E	.005	.047	.091	.384	.493	.400
Net realized and unrealized gain (loss)	.027	.040	(.167)	(1.612)	(.198)	(.009)
Total from investment operations	.032	.087	(.076)	(1.228)	.295	.391
Distributions from net investment income	(.012)	(.047)	(.071)	(.294)	(.495)	(.401)
Tax return of capital	-	-	(.003)	(.039)	-	-
Total distributions	(.012)	(.047)	(.074)	(.333)	(.495)	(.401)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.17	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return B,C,D	.39%	1.08%	(.92)%	(12.71)%	2.97%	3.97%
Ratios to Average Net Assets F
Expenses before reductions	.62% A	.64%	.68%	.67%	.66%	.70%
Expenses net of fee waivers, if any	.62% A	.64%	.68%	.67%	.66%	.70%
Expenses net of all reductions	.62% A	.64%	.67%	.66%	.66%	.70%
Net investment income	.11% A	.58%	1.13%	4.26%	4.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,344	$ 18,129	$ 8,033	$ 6,268	$ 13,735	$ 4,553
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income E	.003	.044	.090	.377	.491	.404
Net realized and unrealized gain (loss)	.038	.040	(.168)	(1.607)	(.199)	(.011)
Total from investment operations	.041	.084	(.078)	(1.230)	.292	.393
Distributions from net investment income	(.011)	(.044)	(.069)	(.292)	(.492)	(.403)
Tax return of capital	-	-	(.003)	(.039)	-	-
Total distributions	(.011)	(.044)	(.072)	(.331)	(.492)	(.403)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return B,C,D	.50%	1.03%	(.94)%	(12.72)%	2.95%	4.00%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.68%	.69%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.66% A	.68%	.69%	.69%	.69%	.68%
Expenses net of all reductions	.66% A	.68%	.69%	.69%	.69%	.68%
Net investment income	.08% A	.54%	1.11%	4.23%	4.93%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,208	$ 5,334	$ 3,114	$ 2,910	$ 4,818	$ 4,624
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income D	.012	.063	.111	.404	.516	.427
Net realized and unrealized gain (loss)	.037	.040	(.169)	(1.603)	(.210)	(.011)
Total from investment operations	.049	.103	(.058)	(1.199)	.306	.416
Distributions from net investment income	(.019)	(.063)	(.088)	(.310)	(.516)	(.426)
Tax return of capital	-	-	(.004)	(.042)	-	-
Total distributions	(.019)	(.063)	(.092)	(.352)	(.516)	(.426)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return B,C	.61%	1.27%	(.70)%	(12.42)%	3.09%	4.23%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.44%	.45%	.45%	.45%
Net investment income	.29% A	.77%	1.36%	4.47%	5.17%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,220	$ 239,266	$ 217,282	$ 315,401	$ 974,602	$ 850,329
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income D	.010	.057	.102	.416	.510	.420
Net realized and unrealized gain (loss)	.038	.040	(.168)	(1.619)	(.206)	(.008)
Total from investment operations	.048	.097	(.066)	(1.203)	.304	.412
Distributions from net investment income	(.018)	(.057)	(.081)	(.306)	(.514)	(.422)
Tax return of capital	-	-	(.003)	(.042)	-	-
Total distributions	(.018)	(.057)	(.084)	(.348)	(.514)	(.422)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.18	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return B,C	.59%	1.20%	(.80)%	(12.46)%	3.06%	4.19%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.52%	.58%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48% A	.52%	.55%	.48%	.48%	.49%
Expenses net of all reductions	.48% A	.52%	.54%	.48%	.48%	.49%
Net investment income	.25% A	.70%	1.26%	4.44%	5.14%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,132	$ 1,206	$ 623	$ 594	$ 8,312	$ 1,987
Portfolio turnover rate	84% A	95%	92%	11%	29%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 602,393
Gross unrealized depreciation	(3,677,239)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,074,846)

Tax cost	$ 272,487,969

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $13,056 and a change in net unrealized appreciation (depreciation) of $(1,771) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $72,320,730 and $54,784,503, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,188	$ 1,101
Class T	0%	.15%	3,555	-
			$ 15,743	$ 1,101

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,152
Class T	197
$ 4,349

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,441.13
Class T	3,843.16
Ultra-Short Bond	120,034.10
Institutional Class	870.14
	$ 135,188

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $477 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $74.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 26,485	$ 70,804
Class T	6,774	19,435
Ultra-Short Bond	568,894	1,791,150
Institutional Class	2,776	5,660
Total	$ 604,929	$ 1,887,049

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	512,483	1,996,126	$ 4,183,693	$ 16,257,557
Reinvestment of distributions	2,369	6,739	19,343	54,896
Shares redeemed	(1,105,851)	(770,234)	(9,032,924)	(6,273,379)
Net increase (decrease)	(590,999)	1,232,631	$ (4,829,888)	$ 10,039,074
Class T
Shares sold	37,318	590,657	$ 304,769	$ 4,813,729
Reinvestment of distributions	738	2,161	6,027	17,605
Shares redeemed	(177,433)	(322,791)	(1,449,408)	(2,628,531)
Net increase (decrease)	(139,377)	270,027	$ (1,138,612)	$ 2,202,803

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Ultra-Short Bond
Shares sold	5,520,778	9,420,448	$ 45,102,197	$ 76,695,898
Reinvestment of distributions	67,305	211,789	549,679	1,725,137
Shares redeemed	(4,446,034)	(7,087,084)	(36,312,399)	(57,716,904)
Net increase (decrease)	1,142,049	2,545,153	$ 9,339,477	$ 20,704,131
Institutional Class
Shares sold	46,527	142,602	$ 380,060	$ 1,161,563
Reinvestment of distributions	239	362	1,954	2,947
Shares redeemed	(56,207)	(71,879)	(459,242)	(585,281)
Net increase (decrease)	(9,441)	71,085	$ (77,228)	$ 579,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in 2008 and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, and the retail class ranked below its competitive median for 2009 and the total expenses of Institutional Class ranked above its competitive median for 2009. The Board noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales load structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked equal to its median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-USAN-0311
1.804596.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 28, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2011